UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6337

                              ACCESSOR FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101 (Address of
               principal executive offices) (Zip code)

                             J. ANTHONY WHATLEY III
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                   Copies of all communications, including all
                      communications sent to the agent for
                           service, should be sent to:
                                 PHILIP J. FINA
                           Kirkpatrick & Lockhart LLP
                                 75 State Street
                                Boston, MA 02109
                     (Name and address of agent for service)
                     ---------------------------------------

        Registrant's Telephone Number, including Area Code: 206-224-7420
                                                            ------------

                        Date of fiscal year end: December 31
                                                 -------

                     Date of reporting period: December 31, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.           Reports to Shareholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

--------------------------------------------------------------------------------
[Graphic]                    ACCESSOR FUNDS, INC.
--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------
               AUDITED                              DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                  EQUITY FUNDS
                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity

                               FIXED-INCOME FUNDS
                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                              U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                       Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                      Accessor Aggressive Growth Allocation


--------------------------------------------------------------------------------
                                    ACCESSOR
--------------------------------------------------------------------------------

================================================================================
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


 Letter To Our Shareholders...............................................1

 Management's Discussion and Analysis.....................................2

 Schedule of Investments
    Growth Fund..........................................................32
    Value Fund...........................................................35
    Small to Mid Cap Fund................................................39
    International Equity Fund............................................49
    High Yield Bond Fund.................................................52
    Intermediate Fixed-Income Fund.......................................56
    Short-Intermediate Fixed-Income Fund.................................59
    Mortgage Securities Fund.............................................63
    U.S. Government Money Fund...........................................72
    Accessor Income Allocation Fund......................................73
    Accessor Income & Growth Allocation Fund.............................74
    Accessor Balanced Allocation Fund....................................75
    Accessor Growth & Income Allocation Fund.............................76
    Accessor Growth Allocation Fund......................................77
    Accessor Aggressive Growth Allocation Fund...........................78

 Statements of Assets & Liabilites.......................................79

 Statements of Operations................................................84

 Statements of Changes in Net Assets.....................................89

 Notes to Financial Statements...........................................97

 Financial Highlights...................................................112

 Independent Auditors' Report...........................................142



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                                      - i -

================================================================================
                           LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

February 28, 2004


Dear Shareholder:
         We are pleased to present the 2003 Annual Report for the Accessor Funds. This report provides information on the 15 Funds in the Accessor family. We continue our dedication to providing an institutional investment solution to investors of all sizes. The Accessor Funds, designed to be actively-managed building blocks for constructing diversified portfolios, provide the foundation. Daily supervision of some of the world's best managers, a performance incentive fee structure and proprietary technology combine for a product we believe will help you reach your investment goals. We deliver this product through trusted advisors such as bank trust departments, independent investment advisors and broker dealers throughout the United States. We believe this combination provides you, the investor, with a broad array of high quality investment products and a high level of personal service.
         In all market scenarios, we believe the benefits of diversification are enormous. Our products and services enable each investor to create a portfolio that matches their appetite for risk and return. We strive to provide funds that can be used to implement such a portfolio and provide the appropriate diversification level.
         The Accessor Allocation Funds provide a convenient solution to investing, especially for investors who invest regularly and who seek the convenience and potential tax benefits of automatic rebalancing within the fund. These Funds are designed to help investors reach their financial goals by providing the potential return consistent with their individual risk tolerance in a single investment.
         We invite you to regularly visit our web site, www.accessor.com. The information is updated regularly, and we continually work to add new features and information.
         Thank you for your confidence and investment in the Accessor Funds. We look forward to the opportunity to work with you and your trusted advisor in the future as we to continue to earn your support and trust.

Sincerely yours,

/s/ J. Anthony Watley

J. Anthony Whatley
President & CEO



--------------------------------------------------------------------------------
                                   accessor 1

--------------------------------------------------------------------------------
[Graphic]                          GROWTH FUND
--------------------------------------------------------------------------------

The Accessor Growth Fund ("Fund") seeks capital growth. The Fund attempts to achieve its objective by investing primarily in large-capitalization equity securities with greater than average growth characteristics. The Fund invests primarily in stocks of companies that Chicago Equity Partners ("Chicago Equity"), the Fund's Money Manager, believes may experience higher than average growth of earnings or higher than average capital appreciation. Chicago Equity attempts to exceed the performance of the S&P 500/BARRA Growth Index ("Growth Index") over a cycle of five years.

THE MONEY  MANAGER
Chicago Equity is an independent, employee-owned registered investment advisor. Their investment philosophy is based on the premise that within a fairly efficient market, there are still anomalies and short-term divergences that have the potential to generate excess return. They believe it is easier to consistently outperform the market by taking numerous small "bets" as opposed to a few big "bets." Utilizing sophisticated computer models, Chicago Equity identifies the stocks they believe have the potential to outperform peers. A systematic portfolio construction process is used to try and eliminate exposures to stocks that might detract or reduce returns.

2003 OVERVIEW
On an absolute return basis the Fund did well during 2003, returning 21.90%. Growth stocks did not do quite as well as value stocks, and, therefore, the Fund lagged the S&P500. The Fund also lagged its benchmark, the Growth Index, which had a return of 25.66% for the year. Most underperformance came during the second quarter of 2003, which marked a sharp turn in the market with the benchmark returning 12.18%. The overall risk controlled characteristics of the Fund meant that the underperformance was mild and that the Fund participated in most of the strong gains in large cap U.S. growth stocks. The market was driven by increasing consumer confidence and a sharp rise in the economy, paced by an increase of over 8% in the third quarter. The economy was driven by an accommodative Federal Reserve that cut rates once during the year to 1%, and a fiscal stimulus driven by large Federal deficits and reductions in the tax rates for income, dividends and capital gains. The performance throughout the year was as follows:

FIRST QUARTER
The market drifted lower led by plunging consumer confidence, the uncertainty over the impending war with Iraq and rising oil prices. The Fund did better than its benchmark returning -0.25% vs -0.83%. Stocks that had positive earnings surprises and showed relative strength performed well. Stock selection added value in the Healthcare, Financials and Consumer Staples sectors, and detracted from returns in the Technology, Telecom and Consumer Discretionary sectors.

SECOND QUARTER
The market jumped as hopes for an economic recovery took hold and the Federal Reserve cut rates to stave off the prospects for deflation. The sectors with the largest losses over the past 3 years, Technology and Telecommunication had the largest gains. Stocks with weak fundamentals gained the most within these sectors, causing the Fund to lag the benchmark during the quarter and post a return of 9.00% vs 12.18%.

THIRD QUARTER
Stocks did well this quarter, although there were some worries about the continuing conflict in Iraq, and the strength of the recovery. Of particular concern was the continued lack of strong, sustained job growth. During the quarter, stock selection in the Industrials, Financials and Consumer Staples sectors helped the Fund, while stock selection in the Technology, Healthcare and Consumer Discretionary sectors hurt the Fund. The Fund returned 2.20% and its benchmark returned 2.75%.

FOURTH QUARTER
In terms of absolute returns this was another positive quarter, with the Fund returning 9.71% vs 9.93% for the benchmark. The Fund return closely matched its benchmark, even though this was a difficult quarter to pick stocks, due to the fact that in many instances, valuation and quality of earnings did not seem to factor into price returns. Telecom, Utilities, and Materials were the highest returning sectors for the benchmark, while the Consumer Discretionary, Health, and Financial sectors were the lowest returning sectors for the benchmark.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 2

================================================================================
                         GROWTH FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                     GROWTH FUND VS. UNMANAGED S&P 500/BARRA
                                  GROWTH INDEX
--------------------------------------------------------------------------------
12/31/93 through 12/31/03

-------------------------------------       ------------------------------------       ------------------------------------
                             S&P 500/                                   S&P 500/                                   S&P 500/
                               BARRA                                      BARRA                                      BARRA
              GROWTH          GROWTH                      GROWTH         GROWTH                      GROWTH         GROWTH
  DATE         FUND            INDEX          DATE         FUND           INDEX          DATE         FUND           INDEX
-------------------------------------       ------------------------------------       ------------------------------------
12/31/93      $10,000        $10,000         5/31/97       17,125        16,071         10/31/00       28,972        26,889
 1/31/94       10,304         10,275         6/30/97       17,844        16,833         11/30/00       24,171        22,313
 2/28/94       10,156         10,134         7/31/97       19,484        17,992         12/31/00       25,964        23,725
 3/31/94        9,641          9,638         8/31/97       19,654        18,155          1/31/01       26,120        25,016
 4/30/94        9,688          9,695         9/30/97       21,440        19,414          2/28/01       23,156        21,977
 5/31/94        9,505          9,643        10/31/97       20,580        18,674          3/31/01       21,074        19,959
 6/30/94        9,246          9,342        11/30/97       20,920        18,679          4/30/01       23,299        22,071
 7/31/94        9,389          9,595        12/31/97       21,516        19,136          5/31/01       23,507        22,593
 8/31/94        9,890         10,052         1/31/98       21,596        18,863          6/30/01       23,753        22,776
 9/30/94        9,850          9,984         2/28/98       23,509        20,306          7/31/01       22,829        21,717
10/31/94        9,829         10,027         3/31/98       24,682        21,356          8/31/01       21,686        20,661
11/30/94        9,415          9,622         4/30/98       25,137        21,626          9/30/01       19,083        18,004
12/31/94        9,592          9,734         5/31/98       23,983        20,616         10/31/01       19,656        18,948
 1/31/95        9,544          9,829         6/30/98       24,666        20,937         11/30/01       21,048        20,420
 2/28/95        9,830         10,246         7/31/98       22,920        19,751         12/31/01       22,296        21,514
 3/31/95       10,016         10,471         8/31/98       18,932        15,924          1/31/02       22,099        21,095
 4/30/95       10,228         10,606         9/30/98       20,089        17,073          2/28/02       21,671        20,498
 5/31/95       10,391         10,842        10/31/98       20,707        18,044          3/31/02       23,114        21,888
 6/30/95       10,928         11,365        11/30/98       22,180        19,166          4/30/02       23,375        21,673
 7/31/95       11,688         12,033        12/31/98       24,956        20,788          5/31/02       22,908        21,194
 8/31/95       11,859         12,314         1/31/99       24,480        21,122          6/30/02       21,776        19,744
 9/30/95       12,147         12,648         2/28/99       23,175        19,973          7/31/02       19,461        17,823
10/31/95       11,742         12,308         3/31/99       24,172        20,752          8/31/02       19,564        17,927
11/30/95       12,311         12,831         4/30/99       25,837        22,407          9/30/02       18,263        16,718
12/31/95       12,658         12,993         5/31/99       25,656        22,213         10/31/02       18,667        17,267
 1/31/96       12,607         13,127         6/30/99       27,052        23,147         11/30/02       19,824        18,451
 2/29/96       13,132         13,553         7/31/99       26,549        22,446         12/31/02       19,018        17,674
 3/31/96       13,309         13,760         8/31/99       25,983        21,888          1/31/03       18,472        17,293
 4/30/96       13,934         14,401         9/30/99       26,313        21,718          2/28/03       18,030        16,853
 5/31/96       14,251         14,854        10/31/99       27,745        22,828          3/31/03       18,232        17,103
 6/30/96       13,943         14,388        11/30/99       29,240        24,754          4/30/03       19,744        18,528
 7/31/96       13,104         13,307        12/31/99       31,755        28,166          5/31/03       21,515        20,288
 8/31/96       14,069         14,026         1/31/00       30,329        27,829          6/30/03       22,121        20,771
 9/30/96       14,837         14,695         2/29/00       34,572        32,158          7/31/03       22,929        21,741
10/31/96       14,904         14,478         3/31/00       33,725        30,968          8/31/03       23,828        22,651
11/30/96       15,663         15,089         4/30/00       30,352        27,243          9/30/03       23,766        22,371
12/31/96       15,802         15,226         5/31/00       27,939        25,232         10/31/03       25,760        24,075
 1/31/97       16,230         15,717         6/30/00       30,951        28,262         11/30/03       26,957        24,899
 2/28/97       15,786         15,385         7/31/00       29,911        27,460         12/31/03       27,370        25,416
 3/31/97       15,150         14,581         8/31/00       32,406        30,524
 4/30/97       15,730         14,617         9/30/00       31,139        29,282


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                     GROWTH FUND VS. UNMANAGED S&P 500/BARRA
                                 GROWTH INDEX(2,3)
--------------------------------------------------------------------------------
12/31/02 through 12/31/03

------------------------------------
                            S&P 500/
                              BARRA
              GROWTH         GROWTH
  DATE         FUND           INDEX
------------------------------------
12/31/02      10,000        10,000
 1/31/03       9,737         9,750
 2/28/03       9,719         9,721
 3/31/03       9,953         9,917
 4/30/03      10,513        10,581
 5/31/03      10,753        10,926
 6/30/03      10,823        11,125
 7/31/03      10,945        11,271
 8/29/03      11,038        11,467
 9/30/03      11,026        11,431
10/31/03      11,639        11,945
11/28/03      11,744        12,047
12/31/03      11,970        12,566

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN(1,4) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                       ADVISOR CLASS       INVESTOR CLASS          C CLASS
                     -----------------------------------------------------------
ONE YEAR                   21.90%               21.28%             20.72%

ONE YEAR WITH CDSC           n/a                  n/a              19.72%(2)

FIVE YEARS                 -5.54%               -5.97%               n/a

TEN YEARS                   9.42%                 n/a                n/a

SINCE INCEPTION(3)           n/a                -2.71%             20.31%
--------------------------------------------------------------------------------
(1) Effective March 16, 2000, Chicago Equity Partners, Corp. manages the Growth Fund (formerly managed by State Street Bank and Trust Company from inception to July 20, 1997 and Geewax Terker and Company from July 21, 1997 to March 15,
2000).
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) The inception date of the Investor Class is July 1, 1998, the inception date of the C Class is December 30, 2002. For purposes of the chart, comparison with the Index assumes initial investment on December 31, 2002.
(4) Annualized.



--------------------------------------------------------------------------------
The S&P 500 Is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. Economy. The S&P 500/BARRA Growth Index is an unmanaged index of growth stocks in the S&P 500. Large capitalization growth stocks are the stocks within the S&P 500 that generally have high expected earnings growth and higher than average price-to-book ratios. Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 3

--------------------------------------------------------------------------------
[Graphic]                          VALUE FUND
--------------------------------------------------------------------------------

The Accessor Value Fund ("Fund") seeks capital growth. The Fund seeks to achieve its objective by investing primarily in large capitalization value-oriented equity securities. The Fund's Money Manager, Wellington Management Company, LLP, ("Wellington Management") divides the Fund's portfolio into well-defined global industries and delegates the recommendation of equities to specialists within each industry. Wellington Management attempts to exceed the total return performance of the S&P 500/BARRA Value Index ("Value Index") over a cycle of five years.

THE MONEY MANAGER
One of America's oldest and largest independent investment management firms, Wellington Management's philosophy is firmly rooted in the belief that the best way to identify winning companies is through intensive, fundamental company research. Wellington Management's basic strategy is to invest in undervalued stocks it believes will generate extra return rather than utilizing market timing or sector rotation. To accomplish this, each of Wellington Management's 39 global industry analysts applies various techniques to develop earnings forecasts and investment ratings for each stock covered in their industry. Wellington Management oversees the portfolio construction process and closely monitors the portfolio to ensure the Fund remains true to its large-cap value mandate.

2003 OVERVIEW
On an absolute return basis the Fund did well during 2003, with a return of 30.50%. Value stocks outperformed growth stocks, and the Fund beat the S&P500. The Fund slightly underperformed its benchmark, the Value Index, which returned 31.79%. Most of the underperformance came during the second quarter of 2003, which marked a sharp turn for the market with the benchmark returning 18.84%. The overall risk controlled characteristics of the Fund meant that the underperformance relative to its benchmark was mild and that the Fund participated in most of the gains in large cap U.S. value stocks. Overall a very strong market in the U.S. drove returns in the Fund. The market was driven by increasing consumer confidence and a sharp rise in the economy, paced by an increase of over 8% in the third quarter. The economy was driven by an accommodative Federal Reserve that cut rates once during the year to 1%, and a fiscal stimulus driven by large Federal deficits and reductions in the tax rates for income, dividends and capital gains. The performance throughout the year was as follows:

FIRST QUARTER
The market drifted lower led by plunging consumer confidence, the uncertainty over the impending war with Iraq and rising oil prices. The Fund performed better than the benchmark, returning -5.08% vs -5.51%, with positive contributions in the Consumer Discretionary, Energy and Industrials sectors, while stock selection in the Telecommunications Services and Utilities sectors detracted from return.

SECOND QUARTER
The market jumped as hopes for an economic recovery took hold and the Federal Reserve cut rates to stave off the prospects for deflation. The sectors with the largest losses over the past 3 years, Technology and Telecommunication, had the largest gains. Stocks with weak fundamentals gained the most within these sectors, causing the Fund to lag the benchmark during the quarter and post a return of 17.48% vs 18.84% for the Value Index.

THIRD QUARTER
Stocks did well this quarter, although there were some worries about the continuing conflict in Iraq, and the strength of the recovery. Of particular concern was the continued lack of strong, sustained job growth. During the quarter, stock selection in the Utilities, Financials and Telecommunications sectors helped the Fund, while stock selection in the Energy sector hurt the Fund. The Fund returned 3.19% and the Value Index returned 2.54%.

FOURTH QUARTER
Large cap value stocks continued their run in the end of 2003, outperforming large cap growth stocks during the fourth quarter and returning 13.41%, while the Value Index returned 14.46%. The Fund added value during the period through stock selection in the Consumer Staples, Industrials, and Consumer Discretionary sectors, while it was hindered by weaker relative results in the Telecommunication Services, Material, and Health Care sectors.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 4

================================================================================
                         VALUE FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                     VALUE FUND VS. UNMANAGED S&P 500/BARRA
                                   VALUE INDEX
--------------------------------------------------------------------------------

12/31/93 through 12/31/03

-------------------------------------       ------------------------------------       ------------------------------------
                             S&P 500/                                   S&P 500/                                   S&P 500/
                               BARRA                                      BARRA                                      BARRA
              VALUE            VALUE                       VALUE          VALUE                       VALUE          VALUE
  DATE         FUND            INDEX          DATE         FUND           INDEX          DATE         FUND           INDEX
-------------------------------------       ------------------------------------       ------------------------------------
12/31/93      10,000         10,000           5/31/97      18,337         18,632        10/31/00      27,125         29,670
 1/31/94      10,405         10,466           6/30/97      18,966         19,344        11/30/00      25,577         28,152
 2/28/94      10,066         10,087           7/31/97      20,720         20,892        12/31/00      26,597         29,600
 3/31/94       9,715          9,673           8/31/97      19,947         19,948         1/31/01      27,914         30,850
 4/30/94       9,788          9,877           9/30/97      21,244         21,117         2/28/01      26,493         28,805
 5/31/94       9,862         10,041          10/31/97      20,502         20,341         3/31/01      25,724         27,668
 6/30/94       9,644          9,762          11/30/97      21,095         21,116         4/30/01      27,314         29,545
 7/31/94       9,904         10,092          12/31/97      21,529         21,585         5/31/01      27,546         29,854
 8/31/94      10,165         10,378           1/31/98      21,385         21,319         6/30/01      26,737         28,887
 9/30/94       9,863         10,012           2/28/98      22,921         22,918         7/31/01      26,199         28,388
10/31/94      10,042         10,230           3/31/98      24,321         24,079         8/31/01      24,724         26,747
11/30/94       9,683          9,816           4/30/98      24,518         24,364         9/30/01      22,479         24,206
12/31/94       9,805          9,936           5/31/98      24,187         24,021        10/31/01      22,560         24,206
 1/31/95      10,031         10,206           6/30/98      24,105         24,204        11/30/01      23,783         25,743
 2/28/95      10,423         10,602           7/31/98      23,331         23,678        12/31/01      24,073         26,134
 3/31/95      10,698         10,894           8/31/98      19,519         19,871         1/31/02      23,211         25,417
 4/30/95      11,008         11,252           9/30/98      20,430         21,078         2/28/02      22,726         25,189
 5/31/95      11,554         11,753          10/31/98      22,310         22,729         3/31/02      23,706         26,480
 6/30/95      11,580         11,842          11/30/98      23,434         23,913         4/30/02      22,290         25,153
 7/31/95      11,900         12,250          12/31/98      24,304         24,753         5/31/02      22,317         25,254
 8/31/95      12,045         12,355           1/31/99      24,547         25,253         6/30/02      20,661         23,661
 9/30/95      12,378         12,785           2/28/99      23,830         24,709         7/31/02      18,659         21,104
10/31/95      12,301         12,586           3/31/99      24,418         25,458         8/31/02      18,726         21,249
11/30/95      12,861         13,245           4/30/99      26,580         27,653         9/30/02      16,990         18,821
12/31/95      13,066         13,612           5/31/99      26,372         27,164        10/31/02      18,525         20,385
 1/31/96      13,452         14,020           6/30/99      27,596         28,207        11/30/02      19,542         21,818
 2/29/96      13,616         14,151           7/31/99      26,426         27,340        12/31/02      18,531         20,684
 3/31/96      13,866         14,483           8/31/99      25,453         26,648         1/31/03      17,920         20,118
 4/30/96      14,081         14,630           9/30/99      24,262         25,606         2/28/03      17,552         19,570
 5/31/96      14,272         14,851          10/31/99      25,703         27,051         3/31/03      17,589         19,545
 6/30/96      14,184         14,779          11/30/99      25,367         26,893         4/30/03      19,090         21,477
 7/31/96      13,601         14,155          12/31/99      25,975         27,903         5/31/03      20,590         23,058
 8/31/96      14,091         14,546           1/31/00      24,734         27,015         6/30/03      20,664         23,227
 9/30/96      14,696         15,169           2/29/00      23,015         25,327         7/31/03      20,993         23,742
10/31/96      15,281         15,683           3/31/00      25,691         27,968         8/31/03      21,471         24,256
11/30/96      16,485         16,882           4/30/00      25,756         27,781         9/30/03      21,323         23,817
12/31/96      16,194         16,606           5/31/00      25,756         27,868        10/31/03      22,626         25,445
 1/31/97      17,071         17,372           6/30/00      24,383         26,767        11/30/03      22,805         25,674
 2/28/97      17,171         17,498           7/31/00      24,766         27,302        12/31/03      24,182         27,260
 3/31/97      16,423         16,899           8/31/00      26,910         29,133
 4/30/97      17,219         17,532           9/30/00      26,717         29,126


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                     VALUE FUND VS. UNMANAGED S&P 500/BARRA
                                 VALUE INDEX(2,3)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

------------------------------------
                            S&P 500/
                             BARRA
              VALUE          VALUE
  DATE         FUND          INDEX
------------------------------------
12/31/02      10,000        10,000
 1/31/03       9,662         9,726
 2/28/03       9,456         9,461
 3/31/03       9,471         9,449
 4/30/03      10,272        10,383
 5/31/03      11,065        11,148
 6/30/03      11,099        11,229
 7/31/03      11,261        11,478
 8/29/03      11,511        11,727
 9/30/03      11,419        11,515
10/31/03      12,110        12,302
11/28/03      12,198        12,412
12/31/03      12,821        13,179


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,4) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                            ADVISOR CLASS      INVESTOR CLASS       C CLASS
                          ------------------------------------------------------
ONE YEAR                       30.50%              29.92%            29.20%

ONE YEAR WITH CDSC               n/a                 n/a             28.20%(2)

FIVE YEARS                     -0.10%              -0.53%              n/a

TEN YEARS                       9.23%                n/a               n/a

SINCE INCEPTION(3)               n/a               -0.68%            29.49%
--------------------------------------------------------------------------------
(1) Effective January 10, 2001, Wellington Management Company manages the Value Fund (formerly managed by Martingale Asset Management since inception). Prior to May 1, 1999, the Value Fund was known as the Value and Income Portfolio. The name was changed to more accurately reflect the Fund's investment policies.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) The inception date of the Investor Class is July 1, 1998, the inception date of the C Class is December 30, 2002. For purposes of the chart, comparison with the Index assumes initial investment on December 31, 2002.
(4) Annualized.



--------------------------------------------------------------------------------
The S&P 500/BARRA  Value Index is an unmanaged  index of value stocks in the S&P
500. Large capitalization value stocks are the stocks within the S&P 500 that generally are priced below the market average based on earnings and lower than average price-to-book ratios. Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 5

--------------------------------------------------------------------------------
[Graphic}                      SMALL TO MID CAP FUND
--------------------------------------------------------------------------------

The Small to Mid Cap Fund ("Fund") seeks capital growth. The Fund seeks to achieve its objective through investing primarily in equity securities of small to medium capitalization issuers. Under normal market conditions, the Fund invests at least 80% of its assets in the stocks of small and medium capitalization companies that may experience higher than average growth of earnings or higher than average capital appreciation. Small capitalization companies have a market capitalization of $1 billion or less, and medium capitalization companies have a market capitalization of between $1 billion and $10 billion.

THE MONEY MANAGER
SSgA Funds Management, Inc. ("SSgA") is one of the companies of State Street Global Advisors, one of the largest money managers in the world. SSgA believes that market inefficiencies exist which can be exploited through systematic, quantitatively-based investment processes. Their sophisticated ranking system utilizes multiple factors to evaluate and rank thousands of small-to mid-sized stocks and dozens of industries in order of attractiveness. The portfolio is then constructed with the stocks ranked highest by this system and is intended to be style, size and beta neutral to its benchmark, the Wilshire 4500 Index ("Small to Mid Cap Index"), with its performance being driven primarily by these stock and industry selections.

2003 OVERVIEW
The Fund did well during 2003, with a return of 43.91%. The Fund beat its benchmark, the Small to Mid Cap Index, which returned 43.80%. Overall a very strong market in the U.S. drove returns in the Fund. This was accentuated in small and mid cap stocks as expectations for improving economic conditions took hold after a tepid first quarter. The market was driven by increasing consumer confidence and a sharp rise in the economy, paced by an increase of over 8% in the third quarter. The economy was driven by an accommodative Federal Reserve that cut rates once during the year to 1%, and a fiscal stimulus driven by large Federal deficits and reductions in the tax rates for income, dividends and capital gains. The performance throughout the year was as follows:

FIRST QUARTER
The market drifted lower led by plunging consumer confidence, the uncertainty over the impending war with Iraq and rising oil prices. The Fund underperformed its benchmark for the quarter, returning -4.14% vs -3.23%, with negative contributions in the Consumer Services and Gambling sectors, while value was added from the Technology and Telecom sectors.

SECOND QUARTER
The market jumped as hopes for an economic recovery took hold, and the Federal Reserve cut rates to stave off the prospects for deflation. The sectors with the largest losses over the past 3 years, Technology and Telecommunication had the largest gains. Stocks with weak fundamentals gained the most within these sectors, with stocks that trade for less than a dollar up 70% on average. The Fund returned 21.33% vs 21.44% for the benchmark.

THIRD QUARTER
Stocks did well this quarter, although there were some worries about the continuing conflict in Iraq, and the strength of the recovery. Of particular concern was the continued lack of strong, sustained job growth. Sector allocation added slightly to performance during the quarter, as did an underweight to lower beta sectors. The underweights in the Basic Materials, Utilities and Energy sectors all helped. The Fund returned 7.44% and the Small to Mid Cap Index returned 7.70%.

FOURTH QUARTER
As is frequently true coming out of protracted bear markets, small- and mid-cap stocks led all U.S. equities in the fourth quarter of 2003, continuing their torrid pace from the previous three quarters of the year and the Fund returned 15.17% vs 13.62 for the Small to Mid Cap Index. Robust economic indicators, such as the strongest quarterly GDP growth in roughly 20 years, low inflation, low interest rates, and surging corporate profits helped assure investors that the economic recovery was well underway. As such, the Fund returned 15.17% for the fourth quarter. Stock specific decisions also helped in the Healthcare and Financial sectors. Detrimental stock specific picks occurred in the Telecommunications sector.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 6

================================================================================
                    SMALL TO MID CAP FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                            SMALL TO MID CAP FUND VS.
                        UNMANAGED WILSHIRE 4500 INDEX(3)
--------------------------------------------------------------------------------

12/31/93 through 12/31/03

-------------------------------------       ------------------------------------       ------------------------------------
             SMALL TO        WILSHRE                    SMALL TO        WILSHRE                     SMALL TO       WILSHRE
             MID CAP          4500                       MID CAP         4500                        MID CAP        4500
  DATE         FUND           INDEX          DATE         FUND           INDEX          DATE          FUND          INDEX
-------------------------------------       ------------------------------------       ------------------------------------
12/31/93      10,000         10,000           5/31/97      17,125         16,071        10/31/00      28,972         26,889
 1/31/94      10,304         10,275           6/30/97      17,844         16,833        11/30/00      24,171         22,313
 2/28/94      10,156         10,134           7/31/97      19,484         17,992        12/31/00      25,964         23,725
 3/31/94       9,641          9,638           8/31/97      19,654         18,155         1/31/01      26,120         25,016
 4/30/94       9,688          9,695           9/30/97      21,440         19,414         2/28/01      23,156         21,977
 5/31/94       9,505          9,643          10/31/97      20,580         18,674         3/31/01      21,074         19,959
 6/30/94       9,246          9,342          11/30/97      20,920         18,679         4/30/01      23,299         22,071
 7/31/94       9,389          9,595          12/31/97      21,516         19,136         5/31/01      23,507         22,593
 8/31/94       9,890         10,052           1/31/98      21,596         18,863         6/30/01      23,753         22,776
 9/30/94       9,850          9,984           2/28/98      23,509         20,306         7/31/01      22,829         21,717
10/31/94       9,829         10,027           3/31/98      24,682         21,356         8/31/01      21,686         20,661
11/30/94       9,415          9,622           4/30/98      25,137         21,626         9/30/01      19,083         18,004
12/31/94       9,592          9,734           5/31/98      23,983         20,616        10/31/01      19,656         18,948
 1/31/95       9,544          9,829           6/30/98      24,666         20,937        11/30/01      21,048         20,420
 2/28/95       9,830         10,246           7/31/98      22,920         19,751        12/31/01      22,296         21,514
 3/31/95      10,016         10,471           8/31/98      18,932         15,924         1/31/02      22,099         21,095
 4/30/95      10,228         10,606           9/30/98      20,089         17,073         2/28/02      21,671         20,498
 5/31/95      10,391         10,842          10/31/98      20,707         18,044         3/31/02      23,114         21,888
 6/30/95      10,928         11,365          11/30/98      22,180         19,166         4/30/02      23,375         21,673
 7/31/95      11,688         12,033          12/31/98      24,956         20,788         5/31/02      22,908         21,194
 8/31/95      11,859         12,314           1/31/99      24,480         21,122         6/30/02      21,776         19,744
 9/30/95      12,147         12,648           2/28/99      23,175         19,973         7/31/02      19,461         17,823
10/31/95      11,742         12,308           3/31/99      24,172         20,752         8/31/02      19,564         17,927
11/30/95      12,311         12,831           4/30/99      25,837         22,407         9/30/02      18,263         16,718
12/31/95      12,658         12,993           5/31/99      25,656         22,213        10/31/02      18,667         17,267
 1/31/96      12,607         13,127           6/30/99      27,052         23,147        11/30/02      19,824         18,451
 2/29/96      13,132         13,553           7/31/99      26,549         22,446        12/31/02      19,018         17,674
 3/31/96      13,309         13,760           8/31/99      25,983         21,888         1/31/03      18,472         17,293
 4/30/96      13,934         14,401           9/30/99      26,313         21,718         2/28/03      18,030         16,853
 5/31/96      14,251         14,854          10/31/99      27,745         22,828         3/31/03      18,232         17,103
 6/30/96      13,943         14,388          11/30/99      29,240         24,754         4/30/03      19,744         18,528
 7/31/96      13,104         13,307          12/31/99      31,755         28,166         5/31/03      21,515         20,288
 8/31/96      14,069         14,026           1/31/00      30,329         27,829         6/30/03      22,121         20,771
 9/30/96      14,837         14,695           2/29/00      34,572         32,158         7/31/03      22,929         21,741
10/31/96      14,904         14,478           3/31/00      33,725         30,968         8/31/03      23,828         22,651
11/30/96      15,663         15,089           4/30/00      30,352         27,243         9/30/03      23,766         22,371
12/31/96      15,802         15,226           5/31/00      27,939         25,232        10/31/03      25,760         24,075
 1/31/97      16,230         15,717           6/30/00      30,951         28,262        11/30/03      26,957         24,899
 2/28/97      15,786         15,385           7/31/00      29,911         27,460        12/31/03      27,370         25,416
 3/31/97      15,150         14,581           8/31/00      32,406         30,524
 4/30/97      15,730         14,617           9/30/00      31,139         29,282


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                            SMALL TO MID CAP FUND VS.
                       UNMANAGED WILSHIRE 4500 INDEX(2,3)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

-------------------------------------
             SMALL TO        WILSHRE
             MID CAP          4500
  DATE         FUND           INDEX
-------------------------------------
12/31/02      10,000         10,000
 1/31/03       9,706          9,784
 2/28/03       9,466          9,535
 3/31/03       9,568          9,677
 4/30/03      10,348         10,483
 5/31/03      11,271         11,479
 6/30/03      11,572         11,752
 7/31/03      11,990         12,301
 8/29/03      12,448         12,816
 9/30/03      12,407         12,657
10/31/03      13,439         13,621
11/28/03      14,048         14,087
12/31/03      14,153         14,380


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,4) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                        ADVISOR CLASS       INVESTOR CLASS         C CLASS
                      ---------------------------------------------------------
ONE YEAR                   43.91%               43.28%             42.54%

ONE YEAR WITH CDSC           n/a                  n/a              41.54%(3)

FIVE YEARS                  1.87%                1.40%               n/a

TEN YEARS                  10.60%                 n/a                n/a

SINCE INCEPTION(3)           n/a                 1.86%             42.99%
--------------------------------------------------------------------------------
(1) Effective June 1, 2001, SSgA Funds management, Inc. manages the Small to Mid Cap Fund (formerly managed by Symphony Asset Management, Inc. from September 15, 1995 until May 31, 2001. Prior to Symphony, the Small to Mid Cap Portfolio was managed by Wells Fargo Nikko Investment Advisors from inception).
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) The inception date of the Investor Class is June 24, 1998, the inception date of the C Class is December 30,2002. For purposes of the chart, comparison with the Index assumes initial investment on December 31, 2002.
(4) Annualized.



--------------------------------------------------------------------------------
The Wilshire 4500 Index is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500. Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 7

--------------------------------------------------------------------------------
[Graphic]                   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The International Equity Fund ("Fund") seeks capital growth. Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities, including common stocks, preferred stocks, convertible securities and warrants of companies domiciled in countries other than the United States. The Fund normally intends to maintain investments in at least three different countries outside the United States. It primarily invests in the stock of companies domiciled in Europe and the Pacific Rim, and may invest in companies domiciled in developed or emerging markets.

THE MONEY MANAGER
J.P. Morgan Fleming Asset Management (London) Ltd's ("JPMorgan Fleming") investment process is driven by fundamental analysis. They believe the human element is indispensable when it comes to investing and the success or failure of a company depends on those individuals that are responsible for management of the firm. In order to understand a firm, JPMorgan Fleming believes their analysts must have close contact with the inner workings of the companies they analyze. The Fleming name and organization dates back to 1873. JP Morgan Fleming is the successor of three titans of the industry, Fleming Asset Management, Chase and J.P. Morgan. Today the tradition of excellence lives on in the asset management team of JPMorgan Fleming, a subsidiary of J.P. Morgan Chase & Co.

2003 OVERVIEW
The Fund did well during 2003, with a return of 34.30%. The Fund beat the S&P 500 but it lagged its benchmark, the MSCI EAFE + EMF Index ("International Index"), which returned 40.70%. There were two factors driving returns for this Fund. The first was a global recovery led by the U.S. The recovery was helped by structural changes in Japan, including lower interest rates, and a reduction in certain structural impediments. The second was a systemic weakening of the U.S. dollar. The Euro climbed to new highs, and despite concerted efforts by the Bank of Japan, the Yen climbed throughout the year. Currencies overall almost doubled the return of owning international stocks to U.S. investors. As in the U.S., riskier securities, including those with weak fundamentals, had the highest return. A large portion of the Fund's underperformance is due to its underweight in these stocks, countries and regions. The performance throughout the year was as follows:

FIRST QUARTER
The U.S. and global markets drifted lower led by the uncertainty over the impending war with Iraq and rising oil prices. The accounting scandal at Dutch retailer Ahold hurt European stocks across the board, even though the Fund did not own Ahold. Expected growth in Europe and Japan was forecast to be very weak. The Fund missed a sharp rally in Japan at the beginning of the quarter that was driven by restructuring and a government bailout, and that was a significant burden on performance leading to a return of -10.47% vs a return of -7.93% for the International Index.

SECOND QUARTER
International markets jumped as hopes for an economic recovery took hold and the European Central Bank cut rates in sync with the U.S. Federal Reserve to stave off the prospects for deflation. The control of SARS in Asia boosted stocks in the Pacific and in many emerging markets, particularly Taiwan and China. Stock selection was weak in the Japanese market and in the Consumer Durables sector. The Fund had strong stock selection in the European market and in the Financials and Materials sectors and returned 21.06% vs 19.92% for its benchmark.

THIRD QUARTER
Stocks did well this quarter, although there were some worries about the continuing conflict in Iraq, and the strength of the recovery. Of particular concern was the continued lack of strong, sustained job growth. Sector allocation added slightly to performance during the quarter, as did an underweight to lower beta sectors. The underweights in the Basic Materials, Utilities and Energy sectors all helped. The Fund returned 6.31% and the International Index returned 8.75%.

FOURTH QUARTER
Overseas markets continued to advance in the fourth quarter. Share prices rose further as continuing evidence of economic recovery, positive earnings reports, and the capture of Saddam Hussein lifted investors' spirits. Those gains were further amplified as major foreign currencies continued to strengthen against the U.S. Dollar. The Fund returned 16.55% vs 17.18% for the International Index. Energy stocks, which had been largely overlooked by the market in earlier quarters, rallied and turned out to be among the best performers in the fourth quarter. Industrial and Technology stocks, which had been among the main drivers of the market, lagged the broader index. Shortfalls within the Fund can be attributed predominantly to Japan. The Fund outperformed in the U.K. and Continental Europe, thanks in large part to holdings in the Industrial and Energy sectors.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 8

================================================================================
                  INTERNATIONAL EQUITY FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                          INTERNATIONAL EQUITY FUND VS.
                       UNMANAGED MSCI EAFE + EMF INDEX(3)
--------------------------------------------------------------------------------

10/31/94 through 12/31/03

------------------------------------       -----------------------------------       -----------------------------------
           INTERNATIONAL   MSCI EAFE                 INTERNATIONAL   MSCI EAFE                 INTERNATIONAL   MSCI EAFE
              EQUITY         + EMF                      EQUITY         + EMF                      EQUITY         + EMF
  DATE         FUND          INDEX            DATE       FUND          INDEX            DATE       FUND          INDEX
------------------------------------       -----------------------------------       -----------------------------------
10/31/96      11,207        10,746          3/31/99      15,866       13,224         8/31/01      13,409        11,747
11/30/96      11,676        11,141          4/30/99      16,511       13,856         9/30/01      12,034        10,494
12/31/96      11,742        11,021          5/31/99      15,715       13,204        10/31/01      12,294        10,800
 1/31/97      11,750        10,783          6/30/99      16,750       13,818        11/30/01      12,507        11,273
 2/28/97      11,793        10,998          7/31/99      17,137       14,151        12/31/01      12,778        11,416
 3/31/97      11,878        11,004          8/31/99      17,317       14,213         1/31/02      12,079        10,908
 4/30/97      11,937        11,089          9/30/99      17,300       14,298         2/28/02      12,180        10,997
 5/31/97      12,701        11,763         10/31/99      17,931       14,815         3/31/02      12,812        11,604
 6/30/97      13,380        12,430         11/30/99      19,581       15,407         4/30/02      13,015        11,687
 7/31/97      14,178        12,656         12/31/99      22,526       16,848         5/31/02      13,128        11,809
 8/31/97      13,218        11,664          1/31/00      20,643       15,896         6/30/02      12,722        11,307
 9/30/97      14,150        12,293          2/29/00      21,910       16,304         7/31/02      11,357        10,213
10/31/97      12,891        11,223          3/31/00      21,910       16,882         8/31/02      11,447        10,208
11/30/97      12,806        11,097          4/30/00      20,245       15,924         9/30/02      10,071         9,114
12/31/97      13,028        11,219          5/31/00      19,387       15,513        10/31/02      10,726         9,614
 1/31/98      13,441        11,575          6/30/00      20,075       16,117        11/30/02      11,267        10,071
 2/28/98      14,109        12,339          7/31/00      19,296       15,427        12/31/02      10,884         9,734
 3/31/98      14,741        12,745          8/31/00      19,398       15,557         1/31/03      10,253         9,361
 4/30/98      15,198        12,838          9/30/00      18,405       14,734         2/28/03       9,948         9,143
 5/31/98      15,338        12,603         10/31/00      17,345       14,309         3/31/03       9,745         8,962
 6/30/98      15,251        12,577         11/30/00      16,466       13,700         4/30/03      10,840         9,842
 7/31/98      15,884        12,738         12/31/00      16,996       14,174         5/31/03      11,595        10,457
 8/31/98      13,714        10,979          1/31/01      16,736       14,365         6/30/03      11,798        10,747
 9/30/98      13,213        10,725          2/28/01      15,439       13,282         7/31/03      12,046        11,048
10/31/98      13,601        11,847          3/31/01      14,278       12,355         8/31/03      12,260        11,362
11/30/98      14,294        12,488          4/30/01      15,079       13,194         9/30/03      12,542        11,687
12/31/98      15,123        12,928          5/31/01      14,684       12,805        10/31/03      13,186        12,443
 1/31/99      15,589        12,878          6/30/01      14,322       12,313        11/30/03      13,592        12,709
 2/28/99      15,061        12,607          7/31/01      13,871       12,030        12/31/03      14,618        13,695


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                          INTERNATIONAL EQUITY FUND VS.
                      UNMANAGED MSCI EAFE + EMF INDEX(2,3)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

------------------------------------
           INTERNATIONAL   MSCI EAFE
              EQUITY         + EMF
  DATE         FUND          INDEX
------------------------------------
12/31/02      10,000        10,000
 1/31/03       9,409         9,617
 2/28/03       9,139         9,393
 3/31/03       8,942         9,207
 4/30/03       9,938        10,111
 5/31/03      10,622        10,743
 6/30/03      10,799        11,041
 7/31/03      11,017        11,350
 8/29/03      11,214        11,673
 9/30/03      11,463        12,007
10/31/03      12,024        12,784
11/28/03      12,397        13,056
12/31/03      13,210        14,070


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,4) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                        ADVISOR CLASS         INVESTOR CLASS          C CLASS
                      ----------------------------------------------------------
ONE YEAR                   34.30%                 33.72%               33.09%

ONE YEAR WITH CDSC           n/a                    n/a                32.09%(3)

FIVE YEARS                 -0.68%                 -1.13%                 n/a

SINCE INCEPTION(3)          4.35%                 -1.76%               34.38%
--------------------------------------------------------------------------------
(1) Effective January 7, 2002, JPMorgan Fleming Asset Management (London), Ltd. manages the International Equity Fund (formerly managed by Nicholas-Applegate Capital Management since inception).
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) The inception date of the Advisor Class is October 3, 1994, the inception date of the Investor Class is July 6, 1998, the inception date of the C Class is December 30, 2002. For purposes of the charts, comparison with the Index assumes initial investment on October 31, 1994 for the Advisor Class and December 31, 2002 for the C Class Shares.
(4) Annualized.



--------------------------------------------------------------------------------
The MSCI EAFE + EMF Index is an unmanaged index of 47 developed (excluding the United States and Canada) and emerging market countries, including Japan, the United Kingdom, Germany and France. Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 9

--------------------------------------------------------------------------------
[Graphic]                     HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

The Accessor High Yield Bond Fund ("Fund") seeks high current income. Under normal market conditions, the Fund attempts to achieve its objective by investing at least 80% of its assets in lower-rated, high yield corporate debt securities, commonly referred to as "junk bonds." High yield debt securities are those rated lower than Baa by Moody's Investors Services, Inc. ("Moody's") or lower than BBB by Standard & Poor's Corporation ("S&P"), or unrated securities judged to be of comparable quality by the Money Manager. The Fund will normally invest in securities that, at the time of initial investment, are rated lower than BBB- and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody's. The Fund will normally maintain an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers U.S. Corporate High Yield Index ("High Yield Index").

THE MONEY MANAGER
Financial Management Advisers, LLC ("FMA"), was founded in 1985. FMA views high yield bonds as "stocks with a coupon," therefore, FMA's high yield investment analysis combines input from both the equity and fixed-income sectors. FMA begins its investment process with a traditional top-down analysis, using a team approach. On a monthly basis, FMA determines what it believes to be the main drivers of the economy, and consequently, which sectors of the economy should be weighted more heavily in the Fund. In selecting individual issues, FMA emphasizes bottom-up fundamental analysis, including the examination of industry position, cash flow characteristics, asset protection, liquidity, management quality and covenants. FMA also considers the enterprise value compared with the total debt burden.

2003 OVERVIEW
On an absolute return basis, the Fund did well during 2003 with a return of 24.24%. The Fund produced returns similar to stocks, while investing in bonds. It lagged its benchmark, the High Yield Index, which returned 28.96%. The Fund was driven by expectations and evidence of a strong economic recovery. This caused spreads in high yields to tighten, resulting in hefty returns. Corporate earnings proved very positive as well, which benefited this Fund in two ways. First, the increased earnings reduced default expectations and default experience, and second, the increased earnings gave companies the confidence and the ability to call bonds. The most speculative sectors benefited the most from the reduced risk of default and offered the highest returns. A large part of the Fund's under performance can be traced to the Fund being underweighted in the most speculative and risky issues. The performance throughout the year was as follows:

FIRST QUARTER
The Fund did well, with bonds driven by very high spreads and returned 4.58% while the benchmark returned 7.61%. Investors poured over 7 billion into high yield bonds, pushing spreads down by 120 basis points. The Cable, Telecom, Technology and Utilities sectors led the way. The High Yield Fund was the best performing Fund in the Accessor Funds family for the quarter, but it did lag its benchmark since it did not hold the most speculative of names that saw the greatest gains.

SECOND QUARTER
The Fund did well, with investors continuing to focus on high spreads. With the cut in interest rates, investors also started focusing on the absolute level of yield, and that provided additional demand for this fixed-income asset class. The Fund did lag its benchmark, even though the absolute return was 8.53% and the High Yield Index returned 10.10%, since it did not hold the most speculative of names that again rose the most.

THIRD QUARTER
The Fund did well this quarter, returning 3.23% vs 2.77% for its benchmark, with default rates dropping and recovery rates improving as earnings rose. The Fund outperformed its benchmark with spreads tightening by about 70 basis points. The portfolio benefited from an underweight in Basic Industries and Utilities and an overweight in Finance. Underweights in the Telecom and Technology sectors offset some of the gains.

FOURTH QUARTER
The high yield market experienced another strong quarter. Economic indicators and earnings continued to improve while default rates declined. Spreads-to-treasuries tightened further by 130 basis points to 370 off the curve. Once again, debt rated CCC and lower outperformed higher quality debt. The Fund continued its conservative investing style and emphasis on the BB and B levels of debt, keeping it out of the most volatile sectors and credits. The Fund returned 6.04% for the fourth quarter 2003, outperforming its benchmark, which returned 5.91%, due partly to industry weighting but mostly to issue selection. Outperforming industries included Cable, Basic Industries, and Utilities, while underperformers included Gaming, Healthcare, and Energy. The Fund benefited from an underweighting in Gaming, Healthcare, and Energy, though some of these benefits were offset by an underweighted position in Utilities and Basic Industries.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 10

================================================================================
                    HIGH YIELD BOND FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                       HIGH YIELD BOND FUND VS. UNMANAGED
                    LEHMAN BROS U.S. CORP HIGH YIELD INDEX(2)
--------------------------------------------------------------------------------

5/31/00 through 12/31/03

-------------------------------------       -------------------------------------      -------------------------------------
                             LEHMAN                                      LEHMAN                                     LEHMAN
                            BROTHERS                                    BROTHERS                                   BROTHERS
                              U.S                                         U.S                                        U.S
               HIGH        CORPORATE                       HIGH        CORPORATE                      HIGH        CORPORATE
               YIELD         HIGH                          YIELD         HIGH                         YIELD         HIGH
               BOND          YIELD                         BOND          YIELD                        BOND          YIELD
  DATE         FUND          INDEX            DATE         FUND          INDEX           DATE         FUND          INDEX
-------------------------------------       -------------------------------------      -------------------------------------
 5/31/00      100,000       100,000          8/31/01      106,689       103,752        11/30/02      105,595        99,538
 6/30/00      101,560       102,040          9/30/01      100,266        96,780        12/31/02      106,176       100,931
 7/31/00      101,814       102,816         10/31/01      102,442        99,171         1/31/03      107,747       104,292
 8/31/00      102,995       103,515         11/30/01      105,607       102,790         2/28/03      108,824       105,575
 9/30/00      101,831       102,614         12/31/01      104,689       102,369         3/31/03      111,034       108,616
10/31/00      100,446        99,330          1/31/02      104,940       103,085         4/30/03      116,297       115,056
11/30/00       95,946        95,397          2/28/02      105,402       101,642         5/31/03      117,378       116,242
12/31/00       99,535        97,238          3/31/02      106,740       104,092         6/30/03      120,489       119,589
 1/31/01      105,576       104,521          4/30/02      107,989       105,716         7/31/03      119,609       118,274
 2/28/01      106,358       105,911          5/31/02      107,751       105,166         8/31/03      120,853       119,634
 3/31/01      105,709       103,412          6/30/02      103,441        97,415         9/30/03      124,382       122,900
 4/30/01      106,132       102,130          7/31/02      100,711        93,158        10/31/03      127,355       125,383
 5/31/01      106,758       103,968          8/31/02      102,453        95,813        11/30/03      128,514       127,288
 6/30/01      104,164       101,057          9/30/02      100,906        94,558        12/31/03      131,894       130,165
 7/31/01      105,591       102,542         10/31/02      100,452        93,735


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                       HIGH YIELD BOND FUND VS. UNMANAGED
                   LEHMAN BROS U.S. CORP HIGH YIELD INDEX(1,2)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

-------------------------------------
                             LEHMAN
                            BROTHERS
                              U.S
               HIGH        CORPORATE
               YIELD         HIGH
               BOND          YIELD
  DATE         FUND          INDEX
-------------------------------------
12/31/02      10,000        10,000
 1/31/03      10,138        10,333
 2/28/03      10,231        10,460
 3/31/03      10,431        10,761
 4/30/03      10,917        11,399
 5/31/03      11,010        11,517
 6/30/03      11,293        11,849
 7/31/03      11,201        11,718
 8/29/03      11,309        11,853
 9/30/03      11,619        12,177
10/31/03      11,899        12,423
11/28/03      11,988        12,611
12/31/03      12,192        12,896


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,3) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                        ADVISOR CLASS        INVESTOR CLASS          C CLASS
                      ----------------------------------------------------------
ONE YEAR                    24.24%               23.60%              22.95%

ONE YEAR WITH CDSC            n/a                  n/a               21.95%(1)

FIVE YEARS                    n/a                  n/a                 n/a

TEN YEARS                     n/a                  n/a                 n/a

SINCE INCEPTION(2)           7.39%                6.89%              22.88%
--------------------------------------------------------------------------------
(1) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(2) The inception date of the Advisor Class and Investor Class is May 1, 2000, the inception date of the C Class is December 30, 2002. For purposes of the charts, comparison with the Index assumes initial investment on May 31, 2000 for the Advisor Class and December 31, 2002 for the C Class.
(3) Annualized.



--------------------------------------------------------------------------------
The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate corporate bonds rated below investment grade. Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 11

--------------------------------------------------------------------------------
[Graphic]               INTERMEDIATE FIXED-INCOME FUND
--------------------------------------------------------------------------------

The Accessor Intermediate Fixed-Income Fund ("Fund") seeks generation of current income. Under normal market conditions the Fund attempts to achieve it objective by investing at least 80% of its assets in fixed-income securities. The Fund seeks to have a dollar-weighted average portfolio duration of between 3 and 8 years. The Fund will normally maintain an aggregate dollar-weighted average duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers Government/Credit Index ("Intermediate Index").

THE MONEY MANAGER
Cypress Asset Management ("Cypress") is an investment management firm specializing in fixed-income products. Cypress utilizes a highly quantitative process to control various risk components of the Fund and to add value at the margin through a disciplined investment approach. Cypress actively manages the Fund to control duration, convexity and term structure risk. Cypress value-added strategies include: 1) sector rotation; 2) yield curve positioning; 3) security analysis; and 4) reinvestment opportunities. Using a strict disciplined approach, Cypress aims to add value by overweighting the most undervalued sectors of the market. Cypress seeks to generate excess returns to the Intermediate Index while managing the risk of the Fund relative to the Intermediate Index.

2003 OVERVIEW
The Fund ended 2003 with a return of 4.93%. The Fund beat its benchmark, the Intermediate Index, which returned 4.68%. The Fund's returns were all generated in the first six months of the year, and the bulk of those returns came in the second quarter. During the first half of the year higher oil prices and the conflict with Iraq conspired to send consumer confidence falling. Expectations for economic growth were low and expectations for interest rate cuts were high. The Fund was essentially flat during the second half of the year, when there was expectations and evidence of a strong economic recovery, which led to higher rates. The performance throughout the year was as follows:

FIRST QUARTER
The Fund did well, returning 1.60% vs 1.65% for the Intermediate Index, with corporate bonds outperforming treasuries. The Fund benefited from being slightly longer than the index in duration and by owning agencies rather than treasuries. The Fund also benefited from bonds in the Energy and Financials sectors, but was hurt by an underweight to Media bonds.

SECOND QUARTER
The Fund returned 4.01% vs 3.52% for the benchmark, and investors continuing to focus on spreads. With the cut in interest rates, investors also started focusing on the absolute level of yield, and that provided additional demand for longer-term bonds. The Fund was helped by its position in 5 to 7 year bonds, its over weight in corporate bonds, and its slightly longer duration. This quarter, agency holdings hurt the Fund as they underperformed treasuries.

THIRD QUARTER
The Fund dropped this quarter, returning -0.77% and the Intermediate Index returned -0.50%, as consumer confidence climbed and as expectations of economic growth increased. Interest rates climbed, with the Fund yield increasing by 15 basis points. The portfolio was hurt by holding a slightly longer duration, although the overweight in corporate bonds helped.

FOURTH QUARTER
Investment grade bonds had another weak quarter and the Fund returned 0.06% vs -0.02% for the Intermediate Index. The Federal Reserve kept the overnight rate unchanged at 1.00% for the entire quarter keeping yields suppressed. As the foundation for further economic recovery was becoming increasingly solid, improving data continued to support an outlook of modest, sustainable, noninflationary growth. As a result, throughout the quarter investors experienced an upward trend in yields, driving bond prices lower. From a maturity standpoint, the short duration funds did better than the long duration funds. The duration of the Fund is slightly less than the benchmark, and this shorter duration helped the Fund. The overweight to corporate issues was a big plus, however, the fact that the Fund was more concentrated in the higher-quality issues was detrimental as low quality bonds outperformed. The Fund also benefited from its overweight in the Financials sector, but was hurt by the underweight in Industrials.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 12

================================================================================
               INTERMEDIATE FIXED-INCOME FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                       INTERMEDIATE FIXED-INCOME FUND VS.
                     UNMANAGED LEHMAN BROS GOVT/CREDIT INDEX
--------------------------------------------------------------------------------

12/31/93 through 12/31/03

-------------------------------------       -------------------------------------     -------------------------------------
                            LEHMAN                                      LEHMAN                                    LEHMAN
           INTERMEDIATE    BROTHERS                    INTERMEDIATE    BROTHERS                  INTERMEDIATE    BROTHERS
              FIXED-      GOVERNMENT/                     FIXED-      GOVERNMENT/                   FIXED-      GOVERNMENT/
              INCOME        CREDIT                        INCOME        CREDIT                      INCOME        CREDIT
  DATE         FUND          INDEX            DATE         FUND          INDEX          DATE         FUND          INDEX
-------------------------------------       -------------------------------------     -------------------------------------
12/31/93      10,000        10,000           5/31/97      11,626        12,020        10/31/00      13,849       15,009
 1/31/94      10,130        10,150           6/30/97      11,769        12,164        11/30/00      14,104       15,265
 2/28/94       9,885         9,929           7/31/97      12,125        12,536        12/31/00      14,375       15,566
 3/31/94       9,648         9,685           8/31/97      11,986        12,396         1/31/01      14,612       15,828
 4/30/94       9,557         9,605           9/30/97      12,167        12,590         2/28/01      14,840       15,991
 5/31/94       9,536         9,588          10/31/97      12,335        12,792         3/31/01      14,917       16,064
 6/30/94       9,495         9,566          11/30/97      12,348        12,859         4/30/01      14,751       15,944
 7/31/94       9,657         9,757          12/31/97      12,484        12,994         5/31/01      14,813       16,036
 8/31/94       9,653         9,761           1/31/98      12,666        13,178         6/30/01      14,896       16,113
 9/30/94       9,516         9,614           2/28/98      12,616        13,151         7/31/01      15,273       16,514
10/31/94       9,490         9,603           3/31/98      12,653        13,192         8/31/01      15,489       16,726
11/30/94       9,444         9,586           4/30/98      12,686        13,258         9/30/01      15,602       16,880
12/31/94       9,476         9,649           5/31/98      12,831        13,400        10/31/01      15,945       17,308
 1/31/95       9,632         9,834           6/30/98      12,952        13,537        11/30/01      15,682       17,024
 2/28/95       9,834        10,062           7/31/98      12,958        13,547        12/31/01      15,527       16,890
 3/31/95       9,906        10,130           8/31/98      13,187        13,812         1/31/02      15,697       17,013
 4/30/95      10,028        10,271           9/30/98      13,499        14,207         2/28/02      15,901       17,158
 5/31/95      10,439        10,701          10/31/98      13,387        14,106         3/31/02      15,548       16,810
 6/30/95      10,512        10,787          11/30/98      13,476        14,190         4/30/02      15,911       17,136
 7/31/95      10,464        10,744          12/31/98      13,530        14,224         5/31/02      16,103       17,293
 8/31/95      10,598        10,882           1/31/99      13,610        14,325         6/30/02      16,364       17,440
 9/30/95      10,712        10,993           2/28/99      13,251        13,984         7/31/02      16,606       17,650
10/31/95      10,865        11,155           3/31/99      13,301        14,054         8/31/02      16,908       18,045
11/30/95      11,034        11,339           4/30/99      13,309        14,090         9/30/02      17,201       18,433
12/31/95      11,207        11,505           5/31/99      13,135        13,944        10/31/02      16,960       18,256
 1/31/96      11,263        11,577           6/30/99      13,049        13,901        11/30/02      16,877       18,267
 2/29/96      11,035        11,331           7/31/99      13,023        13,862        12/31/02      17,345       18,751
 3/31/96      10,950        11,236           8/31/99      13,018        13,851         1/31/03      17,317       18,751
 4/30/96      10,873        11,159           9/30/99      13,164        13,976         2/28/03      17,708       19,085
 5/31/96      10,858        11,140          10/31/99      13,165        14,012         3/31/03      17,623       19,060
 6/30/96      10,994        11,289          11/30/99      13,159        14,004         4/30/03      17,838       19,264
 7/31/96      11,010        11,315          12/31/99      13,045        13,918         5/31/03      18,389       19,811
 8/31/96      10,971        11,288           1/31/00      12,993        13,914         6/30/03      18,331       19,732
 9/30/96      11,156        11,489           2/29/00      13,071        14,088         7/31/03      17,474       18,905
10/31/96      11,394        11,756           3/31/00      13,267        14,291         8/31/03      17,651       19,030
11/30/96      11,624        11,973           4/30/00      13,182        14,221         9/30/03      18,191       19,633
12/31/96      11,493        11,840           5/31/00      13,093        14,208        10/31/03      17,955       19,384
 1/31/97      11,493        11,854           6/30/00      13,395        14,498        11/30/03      18,005       19,436
 2/28/97      11,515        11,879           7/31/00      13,501        14,652        12/31/03      18,203       19,628
 3/31/97      11,376        11,737           8/31/00      13,705        14,858
 4/30/97      11,539        11,909           9/30/00      13,788        14,915


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                       INTERMEDIATE FIXED-INCOME FUND VS.
                  UNMANAGED LEHMAN BROS GOVT/CREDIT INDEX(2,3)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

-------------------------------------
                            LEHMAN
           INTERMEDIATE    BROTHERS
              FIXED-      GOVERNMENT/
              INCOME        CREDIT
  DATE         FUND          INDEX
-------------------------------------
 12/31/02     10,000        10,000
  1/31/03      9,978        10,000
  2/28/03     10,195        10,178
  3/31/03     10,137        10,165
  4/30/03     10,252        10,274
  5/31/03     10,561        10,565
  6/30/03     10,518        10,523
  7/31/03     10,009        10,082
  8/29/03     10,110        10,149
  9/30/03     10,412        10,470
 10/31/03     10,269        10,337
 11/28/03     10,282        10,365
 12/31/03     10,287        10,468


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,4) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                        ADVISOR CLASS        INVESTOR CLASS          C CLASS
                      ----------------------------------------------------------
ONE YEAR                    4.93%                 4.41%               3.86%

ONE YEAR WITH CDSC           n/a                   n/a                2.86%(2)

FIVE YEARS                  6.10%                 5.58%                n/a

TEN YEARS                   6.17%                  n/a                 n/a

SINCE INCEPTION(3)           n/a                  5.90%               3.68%
--------------------------------------------------------------------------------
(1) Effective September 21, 1998, Cypress Asset Management manages the Intermediate Fixed-Income Fund (formerly managed by Smith Barney Capital Management from inception to April 30, 1998 and Accessor Capital Management from May 1, 1998 through September 20, 1998).
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) The inception date of the Investor Class is July 14, 1998, the inception date of the C Class is December 30, 2002. For purposes of the chart, comparison with the Index assumes initial investment on December 31, 2002.
(4) Annualized.



--------------------------------------------------------------------------------
The Lehman Brothers Government/Credit Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher. Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 13

--------------------------------------------------------------------------------
[Graphic]             SHORT-INTERMEDIATE FIXED-INCOME FUND
--------------------------------------------------------------------------------

The Accessor Short-Intermediate Fixed-Income Fund ("Fund") seeks generation of current income. Under normal market conditions the Fund attempts to achieve its objective by investing at least 80% of its assets in fixed-income securities. The Fund seeks to have a dollar-weighted average portfolio duration of between 2 and 5 years. The Fund will normally maintain an aggregate dollar-weighted portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit 1-5 Year Index ("Short Index").

THE MONEY MANAGER
Cypress Asset Management ("Cypress") is an investment management firm specializing in fixed-income products. Cypress utilizes a highly quantitative process to control various risk components of the Fund and to add value at the margin through a disciplined investment approach. Cypress actively manages the Fund to control duration, convexity and term structure risk. Cypress value-added strategies include: 1) sector rotation; 2) yield curve positioning 3) security analysis; and 4) reinvestment opportunities. Using a strict disciplined approach, Cypress aims to add value by overweighting the most undervalued sectors of the market. Cypress seeks to generate excess returns to the benchmark while managing the risk of the Fund relative to the Short Index.

2003 OVERVIEW
The Fund ended 2003 with a return of 2.19%, performing below the 3.35% return of its benchmark, the Short Index. The Fund's returns were all generated in the first six months of the year, and the bulk of those returns came in the second quarter. During the first half of the year, higher oil prices and the conflict with Iraq conspired to send consumer confidence falling. Expectations for economic growth were low, and expectations for interest rate cuts were high. The Fund was essentially flat during the second half of the year, when there were expectations and evidence of a strong economic recovery, which led to higher rates. The performance throughout the year was as follows:

FIRST QUARTER
The Fund did well, returning 0.86% vs 1.16% for the Short Index, despite being shorter in duration than the benchmark, and having some bonds called hurt performance. The Fund had a small positive due to its overweight in agencies.

SECOND QUARTER
The Fund returned 1.71% and the Short Index returned 1.75%, and investors continuing to focus on spreads. With the cut in interest rates, investors also started focusing on the absolute level of yield, and that provided additional demand for bonds. The Fund was helped by its position in corporate bonds, particularly in Banking. This quarter agency holdings hurt the Fund as they under performed treasuries.

THIRD QUARTER
The Fund dropped this quarter, returning -0.31% vs 0.31% for the benchmark, as consumer confidence climbed and as expectations of economic growth increased. Interest rates climbed, with the Fund yield increasing by 11 bps. The portfolio was hurt by having a slightly shorter duration, due to the steepness of the curve in the 1 to 5 year segment, although the overweight in corporate bonds helped.

FOURTH QUARTER
Investment grade bonds had another weak quarter and the Fund returned -0.07% vs 0.12% for the Short Index. The lack of attractive yields in the Treasury market sent investors hunting for yield in Agencies and Corporate issues. Agencies slightly outperformed Treasuries, and Corporates did markedly better. As in the past, the Fund carried a large overweight in the Agencies versus Treasuries sectors. However, an underweight in Industrials hurt the Fund as Industrials posted a very strong quarter. In terms of duration, the performance of the Fund was helped by a slightly shorter duration than the benchmark.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 14

================================================================================
            SHORT-INTERMEDIATE FIXED-INCOME FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                    SHORT-INTERMEDIATE FIXED-INCOME FUND VS.
                UNMANAGED LEHMAN BROS GOVT/CREDIT 1-5 YEAR INDEX
--------------------------------------------------------------------------------

12/31/93 through 12/31/03

-------------------------------------       -------------------------------------      -------------------------------------
                            LEHMAN                                      LEHMAN                                     LEHMAN
              SHORT        BROTHERS                       SHORT        BROTHERS                      SHORT        BROTHERS
           INTERMEDIATE   GOVERNMENT/                  INTERMEDIATE   GOVERNMENT/                 INTERMEDIATE   GOVERNMENT/
              FIXED-        CREDIT                        FIXED-        CREDIT                       FIXED-        CREDIT
              INCOME       1-5 YEAR                       INCOME       1-5 YEAR                      INCOME       1-5 YEAR
  DATE         FUND         INDEX             DATE         FUND         INDEX            DATE         FUND         INDEX
-------------------------------------       -------------------------------------      -------------------------------------
12/31/93     10,000         10,000           5/31/97     11,576         11,974         10/31/00     13,776         14,666
 1/31/94     10,081         10,085           6/30/97     11,664         12,068         11/30/00     13,915         14,826
 2/28/94      9,974          9,984           7/31/97     11,819         12,247         12/31/00     14,081         15,045
 3/31/94      9,865          9,884           8/31/97     11,782         12,230          1/31/01     14,300         15,274
 4/30/94      9,813          9,827           9/30/97     11,895         12,344          2/28/01     14,462         15,399
 5/31/94      9,819          9,838          10/31/97     12,007         12,455          3/31/01     14,531         15,526
 6/30/94      9,836          9,855          11/30/97     12,010         12,478          4/30/01     14,468         15,543
 7/31/94      9,919          9,965          12/31/97     12,103         12,569          5/31/01     14,547         15,635
 8/31/94      9,947          9,998           1/31/98     12,233         12,715          6/30/01     14,611         15,695
 9/30/94      9,885          9,945           2/28/98     12,217         12,715          7/31/01     14,845         15,949
10/31/94      9,891          9,957           3/31/98     12,251         12,760          8/31/01     14,983         16,078
11/30/94      9,845          9,906           4/30/98     12,303         12,822          9/30/01     15,218         16,342
12/31/94      9,857          9,928           5/31/98     12,378         12,900         10/31/01     15,316         16,543
 1/31/95     10,000         10,080           6/30/98     12,431         12,973         11/30/01     15,071         16,442
 2/28/95     10,158         10,254           7/31/98     12,487         13,027         12/31/01     15,034         16,406
 3/31/95     10,209         10,312           8/31/98     12,652         13,210          1/31/02     15,082         16,466
 4/30/95     10,303         10,421           9/30/98     12,860         13,457          2/28/02     15,144         16,567
 5/31/95     10,521         10,662          10/31/98     12,885         13,494          3/31/02     14,991         16,399
 6/30/95     10,567         10,725          11/30/98     12,877         13,483          4/30/02     15,206         16,631
 7/31/95     10,583         10,751          12/31/98     12,935         13,529          5/31/02     15,329         16,762
 8/31/95     10,655         10,827           1/31/99     12,998         13,597          6/30/02     15,479         16,906
 9/30/95     10,707         10,889           2/28/99     12,880         13,481          7/31/02     15,637         17,109
10/31/95     10,797         10,994           3/31/99     12,960         13,582          8/31/02     15,748         17,263
11/30/95     10,894         11,110           4/30/99     12,989         13,627          9/30/02     15,827         17,489
12/31/95     10,983         11,207           5/31/99     12,916         13,573         10/31/02     15,833         17,486
 1/31/96     11,072         11,310           6/30/99     12,921         13,611         11/30/02     15,801         17,463
 2/29/96     10,997         11,233           7/31/99     12,927         13,624         12/31/02     16,037         17,739
 3/31/96     10,951         11,198           8/31/99     12,962         13,654          1/31/03     16,029         17,750
 4/30/96     10,931         11,189           9/30/99     13,074         13,764          2/28/03     16,170         17,913
 5/31/96     10,932         11,197          10/31/99     13,079         13,801          3/31/03     16,175         17,945
 6/30/96     11,022         11,296          11/30/99     13,113         13,824          4/30/03     16,239         18,031
 7/31/96     11,050         11,336          12/31/99     13,095         13,813          5/31/03     16,428         18,237
 8/31/96     11,068         11,365           1/31/00     13,048         13,786          6/30/03     16,451         18,257
 9/30/96     11,188         11,491           2/29/00     13,020         13,890          7/31/03     16,089         18,001
10/31/96     11,329         11,652           3/31/00     13,114         13,993          8/31/03     16,131         18,010
11/30/96     11,429         11,764           4/30/00     13,164         13,996          9/30/03     16,398         18,313
12/31/96     11,384         11,733           5/31/00     13,185         14,038         10/31/03     16,294         18,194
 1/31/97     11,442         11,787           6/30/00     13,380         14,232         11/30/03     16,295         18,196
 2/28/97     11,449         11,811           7/31/00     13,456         14,333         12/31/03     16,386         18,334
 3/31/97     11,404         11,773           8/31/00     13,581         14,469
 4/30/97     11,509         11,887           9/30/00     13,729         14,603


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                    SHORT-INTERMEDIATE FIXED-INCOME FUND VS.
              UNMANAGED LEHMAN BROS GOVT/CREDIT 1-5 YEAR INDEX(2,3)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

-------------------------------------
                            LEHMAN
              SHORT        BROTHERS
           INTERMEDIATE   GOVERNMENT/
              FIXED-        CREDIT
              INCOME       1-5 YEAR
  DATE         FUND         INDEX
-------------------------------------
12/31/02      10,000        10,000
 1/31/03       9,991        10,006
 2/28/03      10,071        10,098
 3/31/03      10,067        10,116
 4/30/03      10,098        10,165
 5/31/03      10,207        10,281
 6/30/03      10,214        10,292
 7/31/03       9,980        10,148
 8/29/03       9,998        10,153
 9/30/03      10,156        10,324
10/31/03      10,084        10,256
11/28/03      10,070        10,257
12/31/03      10,018        10,335


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,4) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                        ADVISOR CLASS        INVESTOR CLASS          C CLASS
                      ----------------------------------------------------------
ONE YEAR                    2.19%                 1.74%               1.18%

ONE YEAR WITH CDSC           n/a                   n/a                0.18%(2)

FIVE YEARS                  4.84%                 4.33%                n/a

TEN YEARS                   5.06%                  n/a                 n/a

SINCE INCEPTION(3)           n/a                  4.62%               1.10%
--------------------------------------------------------------------------------
(1) Effective September 21, 1998, Cypress Asset Management manages the Short-Intermediate Fixed-Income Fund (formerly managed by Bankers Trust Company from inception to April 30, 1998 and Accessor Capital Management from May 1, 1998 through September 20, 1998).
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) The inception date of the Investor Class is July 14, 1998, the inception date of the C Class is December 30, 2002. For purposes of the chart, comparison with the Index assumes initial investment on December 31, 2002.
(4) Annualized.



--------------------------------------------------------------------------------
The Lehman Brothers Government/Credit 1-5 Year Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher, all with maturities of one to five years. Investors cannot invest in an index, and the return of an index, does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 15

--------------------------------------------------------------------------------
[Graphic]                   MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------

The Accessor Mortgage Securities Fund ("Fund") seeks generation of current income. In normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its assets in mortgage-related securities. The Fund seeks an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers Mortgage-Backed Securities Index ("Mortgage Index").

THE MONEY MANAGER
BlackRock Financial Management ("BlackRock") specializes in mortgage securities, and is renowned for their analytical capabilities and the value they add to this complex and specialized fixed-income sector. BlackRock is an active, investment grade fixed-income manager whose investment philosophy and process centers around four key principles: 1) controlled duration; 2) relative value sector rotation and security selection; 3) rigorous quantitative analysis to the valuation of securities and funds; and 4) quality credit analysis. BlackRock's Investment Strategy Committee determines the firm's broad investment strategy based on macroeconomic and market trends while the money manager then implements this strategy by selecting the sectors and securities that offer the greatest relative value within the parameters of each account's investment guidelines.

2003 OVERVIEW
The Fund ended 2003 with a return of 2.34%, performing below the 3.05% return of its benchmark, the Mortgage Index. The Fund's returns were generated throughout the year. During the first half of the year higher oil prices and the conflict with Iraq conspired to send consumer confidence falling. Expectations for economic growth were low and expectations for interest rate cuts were high. Mortgage refinancing activity reached frenzied levels, and the prepayments in the Fund climbed to historic levels. During the second half of the year there were expectations and evidence of a strong economic recovery, which led to higher rates. Prepayments and refinancing activity dropped, causing the Fund to earn a steadier coupon. The performance throughout the year was as follows:

FIRST QUARTER
The Fund did well due to the manager positioning the Fund in 15 year mortgages rather than 30 year mortgages and returned 0.88%, while the Mortgage Index returned 0.92%. As rates fell, refinancing activity jumped, and the 15 year bonds, which are less susceptible, held up better, although the benefit faded away a little toward the end of the quarter. The market saw strong demand from banks despite high prepayment risk.

SECOND QUARTER
The Federal Reserve cut interest rates, spiking another round of refinancing. Mortgage bonds did not do well in this environment, although the Fund did quite well relative to its benchmark and returned 0.57% vs 0.66%. An additional worry for investors this quarter was the accounting scandal at Freddie Mac which raised the issue of credit worthiness, an issue ignored by most investors up to this point.

THIRD QUARTER
Rates rose dramatically this quarter as expectations of economic growth increased. Interest rates climbed, with the Fund yield increasing by 86 basis points. The jump in rates lengthened the duration of the Fund by almost 1 year from 1.5 to 2.4. The Fund's overweights in lower coupon bonds and 15 year securities helped the portfolio, as did an under weight in Freddie Mac. The Fund returned 0.21% for the quarter and the Mortgage Index returned 0.51%.

FOURTH QUARTER
Through the fourth quarter, the Fund was positioned conservatively versus the index. The Fund did not carry a full index weighting of mortgages, instead, it increased the exposure to Collateralized Mortgage Obligations. The fact that the Fund did not carry a full weighting of mortgages hurt the portfolio's performance over the quarter and it returned 0.67% vs the 0.93% return of the Mortgage Index. As in the recent past, the Fund kept an overweight position to 15-year securities, which slightly helped the performance and kept the duration low in comparison to the index. While the Fund has been biased toward lower coupon securities, a reduction in refinancing and prepayment speeds caused higher coupon securities to outperform.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 16

================================================================================
                  MORTGAGE SECURITIES FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                     MORTGAGE SECURITIES FUND VS. UNMANAGED
                  LEHMAN BROS MORTGAGE-BACKED SECURITIES INDEX
--------------------------------------------------------------------------------

12/31/93 through 12/31/03

-------------------------------------       -------------------------------------      -------------------------------------
                            LEHMAN                                      LEHMAN                                     LEHMAN
                           BROTHERS                                    BROTHERS                                   BROTHERS
                           MORTGAGE-                                   MORTGAGE-                                  MORTGAGE-
             MORTGAGE       BACKED                       MORTGAGE       BACKED                      MORTGAGE       BACKED
            SECURITIES    SECURITIES                    SECURITIES    SECURITIES                   SECURITIES    SECURITIES
  DATE         FUND         INDEX             DATE         FUND         INDEX            DATE         FUND         INDEX
-------------------------------------       -------------------------------------      -------------------------------------
12/31/93      10,000        10,000           5/31/97      12,300       12,436         10/31/00      15,207       15,567
 1/31/94      10,097        10,099           6/30/97      12,439       12,581         11/30/00      15,446       15,800
 2/28/94      10,001        10,028           7/31/97      12,653       12,818         12/31/00      15,696       16,054
 3/31/94       9,879         9,768           8/31/97      12,627       12,787          1/31/01      15,924       16,305
 4/30/94       9,800         9,695           9/30/97      12,799       12,950          2/28/01      16,025       16,398
 5/31/94       9,790         9,734          10/31/97      12,955       13,093          3/31/01      16,117       16,493
 6/30/94       9,762         9,713          11/30/97      12,984       13,136          4/30/01      16,117       16,516
 7/31/94       9,949         9,907          12/31/97      13,121       13,256          5/31/01      16,202       16,625
 8/31/94       9,945         9,939           1/31/98      13,284       13,387          6/30/01      16,236       16,660
 9/30/94       9,807         9,797           2/28/98      13,272       13,415          7/31/01      16,530       16,957
10/31/94       9,793         9,792           3/31/98      13,320       13,472          8/31/01      16,682       17,106
11/30/94       9,757         9,761           4/30/98      13,401       13,548          9/30/01      16,926       17,362
12/31/94       9,836         9,839           5/31/98      13,494       13,638         10/31/01      17,158       17,602
 1/31/95      10,040        10,050           6/30/98      13,554       13,703         11/30/01      17,000       17,440
 2/28/95      10,281        10,306           7/31/98      13,618       13,773         12/31/01      16,901       17,374
 3/31/95      10,338        10,355           8/31/98      13,734       13,899          1/31/02      17,080       17,535
 4/30/95      10,465        10,502           9/30/98      13,809       14,067          2/28/02      17,272       17,735
 5/31/95      10,789        10,832          10/31/98      13,798       14,048          3/31/02      17,047       17,547
 6/30/95      10,859        10,894          11/30/98      13,898       14,119          4/30/02      17,378       17,879
 7/31/95      10,857        10,913          12/31/98      13,964       14,179          5/31/02      17,489       18,009
 8/31/95      10,956        11,026           1/31/99      14,049       14,280          6/30/02      17,594       18,157
 9/30/95      11,045        11,123           2/28/99      13,992       14,223          7/31/02      17,738       18,364
10/31/95      11,136        11,222           3/31/99      14,112       14,318          8/31/02      17,894       18,509
11/30/95      11,284        11,350           4/30/99      14,138       14,384          9/30/02      18,007       18,641
12/31/95      11,412        11,492           5/31/99      14,029       14,304         10/31/02      18,059       18,711
 1/31/96      11,474        11,578           6/30/99      13,978       14,254         11/30/02      18,063       18,698
 2/29/96      11,365        11,482           7/31/99      13,886       14,157         12/31/02      18,234       18,893
 3/31/96      11,314        11,441           8/31/99      13,900       14,157          1/31/03      18,282       18,938
 4/30/96      11,281        11,409           9/30/99      14,135       14,386          2/28/03      18,384       19,065
 5/31/96      11,255        11,376          10/31/99      14,188       14,469          3/31/03      18,395       19,066
 6/30/96      11,393        11,533          11/30/99      14,194       14,477          4/30/03      18,454       19,146
 7/31/96      11,426        11,575          12/31/99      14,129       14,442          5/31/03      18,467       19,162
 8/31/96      11,419        11,575           1/31/00      14,033       14,316          6/30/03      18,500       19,192
 9/30/96      11,615        11,769           2/29/00      14,187       14,482          7/31/03      18,084       18,834
10/31/96      11,830        11,999           3/31/00      14,338       14,640          8/31/03      18,259       18,967
11/30/96      12,043        12,171           4/30/00      14,349       14,650          9/30/03      18,537       19,290
12/31/96      11,979        12,108           5/31/00      14,340       14,658         10/31/03      18,465       19,222
 1/31/97      12,046        12,197           6/30/00      14,649       14,971         11/30/03      18,487       19,263
 2/28/97      12,091        12,237           7/31/00      14,742       15,067         12/31/03      18,661       19,469
 3/31/97      11,952        12,122           8/31/00      14,952       15,296
 4/30/97      12,169        12,315           9/30/00      15,116       15,455


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                     MORTGAGE SECURITIES FUND VS. UNMANAGED
                LEHMAN BROS MORTGAGE-BACKED SECURITIES INDEX(1,2)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

-------------------------------------
                            LEHMAN
                           BROTHERS
                           MORTGAGE-
             MORTGAGE       BACKED
            SECURITIES    SECURITIES
  DATE         FUND         INDEX
-------------------------------------
12/31/02      10,000        10,000
 1/31/03      10,015        10,024
 2/28/03      10,064        10,091
 3/31/03      10,055        10,092
 4/30/03      10,087        10,134
 5/31/03      10,085        10,142
 6/30/03      10,090        10,159
 7/31/03       9,863         9,969
 8/29/03       9,944        10,039
 9/30/03      10,095        10,210
10/31/03      10,041        10,174
11/28/03      10,046        10,196
12/31/03      10,031        10,305


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,3) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                        ADVISOR CLASS        INVESTOR CLASS          C CLASS
                      ----------------------------------------------------------
ONE YEAR                    2.34%                 1.80%               1.30%

ONE YEAR WITH CDSC           n/a                   n/a                0.30%(1)

FIVE YEARS                  5.98%                 5.49%                n/a

TEN YEARS                   6.44%                  n/a                 n/a

SINCE INCEPTION(2)           n/a                  5.47%               1.22%
--------------------------------------------------------------------------------
(1) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(2) The inception date of the Investor Class is July 8, 1998, the inception date of the C Class is December 30, 2002. For purposes of the chart, comparison with the Index assumes initial investment on December 31, 2002.
(3) Annualized.



--------------------------------------------------------------------------------
The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association. Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 17

--------------------------------------------------------------------------------
[Graphic]                  U.S. GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------

The Accessor U.S. Government Money Fund ("Fund") seeks maximum current income consistent with the preservation of principal and liquidity. The Fund attempts to achieve its objective by investing at least 80% of its assets in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund follows industry standard requirements concerning the quality, maturity, and diversification of its investments.

THE MONEY MANAGER
Accessor Capital Management uses leading-edge, proprietary software to optimally manage this Fund. By utilizing a quantitative process, Accessor attempts to maximize the yield to the investor, investing primarily in securities issued by or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund is structured to maintain a weighted average maturity of 90 days or less, while maintaining liquidity and maximizing current yield. On a daily basis, the investment management team examines the cash available and current Fund structure. This information is analyzed according to the investment criteria which includes credit quality, liquidity, maturity and yield. The Fund is then repositioned as necessary.

2003 OVERVIEW
No other asset class finds itself at the greater mercy of the Federal Reserve than money-market funds, as these funds frequently purchase short-term instruments inherently tied to the Fed Funds rate. The Federal Reserve Board started the year at a low Fed Funds rate of 1.25% and it cut it to a 40+ year low of 1.00% during the second quarter. As a result, the Accessor U.S. Government Fund had a return of 0.72% for 2003. The performance throughout the year was as follows:

FIRST QUARTER
The Federal Reserve kept rates unchanged and due to all the uncertainty around the Iraq war kept its bias at "none," a very unusual move. The Fund returned 0.22% for the quarter, and its yield slid below 1% early on in the quarter. As rates slid, the absolute level of rates dipped to lows that would normally force money to other assets, but geopolitical concerns kept money in safe havens.

SECOND QUARTER
The  Federal   Reserve  cut  interest  rates  to  1.00%,   citing  the  risk  of
"disinflation." The Federal Reserve also raised the prospects of a long period of time at these rates. The Fund returned 0.19% for the quarter.

THIRD QUARTER
The Federal Reserve left rates unchanged throughout the quarter. The Fund returned 0.15% for the quarter and yields continued to fall. The Federal Reserve continued to state that they have no intention of raising rates until the economy is much stronger.

FOURTH QUARTER
During the fourth quarter of 2003, the Federal Reserve Board decided to keep its Fed Funds rate at the 40+ year low of 1.00%. As a result, the Accessor U.S. Government Fund returned 0.16% for the fourth quarter. Throughout the quarter, the Fund maintained its laddered discount note strategy, while at the same time looking for yield improvements in longer-maturity coupon notes. Looking forward, various members of the Federal Reserve Board have indicated the Board's willingness to leave rates at the accommodative 1.00% rate until continued robust economic activity signals a pickup in inflationary pressures.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 18

================================================================================
                 U.S. GOVERNMENT MONEY FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                    U.S. GOVERNMENT MONEY FUND VS. UNMANAGED
                    SALOMON BROTHERS US 3-MONTH T-BILL INDEX
--------------------------------------------------------------------------------

12/31/93 through 12/31/03

-------------------------------------       -------------------------------------     -------------------------------------
                           SALOMON                                     SALOMON                                   SALOMON
                           BROTHERS                                    BROTHERS                                  BROTHERS
               U.S.          U.S.                          U.S.          U.S.                        U.S.          U.S.
            GOVERNMENT     3-MONTH                      GOVERNMENT     3-MONTH                    GOVERNMENT     3-MONTH
              MONEY         T-BILL                        MONEY         T-BILL                      MONEY         T-BILL
  DATE         FUND         INDEX             DATE         FUND         INDEX           DATE         FUND         INDEX
-------------------------------------       -------------------------------------     -------------------------------------
12/31/93      10,000        10,000           5/31/97      11,679        11,852         10/31/00      13,873        14,092
 1/31/94      10,023        10,026           6/30/97      11,727        11,902         11/30/00      13,943        14,164
 2/28/94      10,044        10,050           7/31/97      11,777        11,953         12/31/00      14,014        14,239
 3/31/94      10,068        10,079           8/31/97      11,828        12,005          1/31/01      14,085        14,312
 4/30/94      10,095        10,109           9/30/97      11,876        12,056          2/28/01      14,142        14,374
 5/31/94      10,124        10,142          10/31/97      11,927        12,108          3/31/01      14,205        14,437
 6/30/94      10,153        10,177          11/30/97      11,976        12,159          4/30/01      14,257        14,493
 7/31/94      10,185        10,214          12/31/97      12,027        12,212          5/31/01      14,308        14,546
 8/31/94      10,219        10,252           1/31/98      12,077        12,266          6/30/01      14,356        14,592
 9/30/94      10,253        10,290           2/28/98      12,123        12,315          7/31/01      14,399        14,638
10/31/94      10,289        10,332           3/31/98      12,174        12,369          8/31/01      14,443        14,683
11/30/94      10,326        10,376           4/30/98      12,224        12,422          9/30/01      14,475        14,725
12/31/94      10,370        10,424           5/31/98      12,275        12,475         10/31/01      14,504        14,763
 1/31/95      10,415        10,472           6/30/98      12,324        12,527         11/30/01      14,530        14,795
 2/28/95      10,456        10,519           7/31/98      12,376        12,580         12/31/01      14,551        14,821
 3/31/95      10,504        10,570           8/31/98      12,428        12,633          1/31/02      14,571        14,844
 4/30/95      10,552        10,621           9/30/98      12,479        12,685          2/28/02      14,588        14,864
 5/31/95      10,601        10,674          10/31/98      12,533        12,736          3/31/02      14,607        14,886
 6/30/95      10,649        10,724          11/30/98      12,580        12,783          4/30/02      14,626        14,907
 7/31/95      10,697        10,776          12/31/98      12,629        12,830          5/31/02      14,648        14,929
 8/31/95      10,744        10,827           1/31/99      12,677        12,878          6/30/02      14,666        14,951
 9/30/95      10,789        10,876           2/28/99      12,720        12,922          7/31/02      14,685        14,973
10/31/95      10,834        10,925           3/31/99      12,767        12,971          8/31/02      14,704        14,994
11/30/95      10,879        10,974           4/30/99      12,816        13,019          9/30/02      14,719        15,015
12/31/95      10,923        11,024           5/31/99      12,861        13,069         10/31/02      14,735        15,036
 1/31/96      10,967        11,074           6/30/99      12,907        13,118         11/30/02      14,750        15,055
 2/29/96      11,008        11,119           7/31/99      12,959        13,169         12/31/02      14,763        15,073
 3/31/96      11,050        11,166           8/31/99      13,008        13,221          1/31/03      14,776        15,090
 4/30/96      11,090        11,212           9/30/99      13,059        13,273          2/28/03      14,785        15,103
 5/31/96      11,133        11,260          10/31/99      13,112        13,327          3/31/03      14,795        15,119
 6/30/96      11,174        11,307          11/30/99      13,166        13,381          4/30/03      14,806        15,133
 7/31/96      11,218        11,356          12/31/99      13,223        13,438          5/31/03      14,816        15,148
 8/31/96      11,263        11,406           1/31/00      13,281        13,497          6/30/03      14,825        15,161
 9/30/96      11,307        11,455           2/29/00      13,337        13,555          7/31/03      14,832        15,175
10/31/96      11,354        11,505           3/31/00      13,402        13,618          8/31/03      14,840        15,187
11/30/96      11,399        11,553           4/30/00      13,460        13,682          9/30/03      14,847        15,199
12/31/96      11,445        11,603           5/31/00      13,526        13,749         10/31/03      14,856        15,211
 1/31/97      11,492        11,653           6/30/00      13,596        13,813         11/30/03      14,864        15,223
 2/28/97      11,534        11,699           7/31/00      13,661        13,880         12/31/03      14,871        15,235
 3/31/97      11,581        11,750           8/31/00      13,732        13,949
 4/30/97      11,629        11,800           9/30/00      13,804        14,019


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                    U.S. GOVERNMENT MONEY FUND VS. UNMANAGED
                   SALOMON BROTHERS US 3-MONTH T-BILL INDEX(1)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

-------------------------------------
                           SALOMON
                           BROTHERS
               U.S.          U.S.
            GOVERNMENT     3-MONTH
              MONEY         T-BILL
  DATE         FUND         INDEX
-------------------------------------
12/31/02      10,000        10,000
 1/31/03      10,004        10,011
 2/28/03      10,007        10,020
 3/31/03      10,010        10,030
 4/30/03      10,013        10,040
 5/31/03      10,016        10,049
 6/30/03      10,018        10,059
 7/31/03      10,021        10,067
 8/29/03      10,024        10,076
 9/30/03      10,027        10,083
10/31/03      10,030        10,092
11/28/03      10,033        10,099
12/31/03      10,036        10,107


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,2) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                            ADVISOR CLASS       INVESTOR CLASS         C CLASS
                          ------------------------------------------------------
7-DAY EFFECTIVE YIELD           0.62%                0.37%              0.37%

ONE YEAR                        0.72%                0.35%              0.35%

FIVE YEARS                      3.32%                2.83%               n/a

TEN YEARS                       4.05%                 n/a                n/a

SINCE INCEPTION(1)               n/a                 2.95%              0.35%
--------------------------------------------------------------------------------
(1) The inception date of the Investor Class is July 29, 1998, the inception date of the C Class is December 30, 2002. For purposes of the chart, comparison with the Index assumes initial investment on December 31, 2002.
(2) Annualized.



--------------------------------------------------------------------------------
An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 Per share, it is possible to lose money by investing in the Fund. The Salomon Brothers U.S. 3 Month T-bill Index is designed to measure the return of the 3 month Treasury bills. Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 19

--------------------------------------------------------------------------------
[Graphic]                ACCESSOR INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

The Accessor Income Allocation Fund ("Fund") seeks high current income and some stability of principal. This Fund is designed for investors who depend on regular interest payments generated by their investments. In order to help meet this need, the Fund invests principally in the four Accessor fixed-income funds and the Accessor U.S. Government Money Fund. Currently, all of these Funds generate regular income. Historically, returns of fixed-income investments as a whole have been less volatile than returns of equity investments. Due to the exclusion of equities in this Fund, it is believed to be the least volatile of the six Allocation Fund strategies.

2003 OVERVIEW
The Fund returned 4.68% compared to the Lehman Brothers Aggregate Bond Index return of 4.10% for 2003. The Fund was overweight in the High Yield Bond Fund, the Short-Intermediate Fixed-Income Fund and the U.S. Government Money Fund. The High Yield Bond Fund returned 24.24% for the year. The High Yield Bond Fund was driven by expectations and evidence of a strong economic recovery. This caused spreads in high yields to tighten, resulting in hefty returns. Corporate earnings proved very positive as well, which benefited this Fund as the increased earnings reduced default expectations and default experience, and gave companies the confidence and the ability to call bonds. The same economic expectations led the Fund to underweight Intermediate Fixed-Income Fund and Mortgage Securities Fund under the belief that interest rates would rise. This did not happen during the year and while this did reduce the volatility of the Fund, it also hurt return slightly. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund had a small negative and a small positive return for the year and cancelled each other out. They did provide a strong anchor of stability to the Fund, reducing risk and increasing liquidity. Performance throughout the year was as follows:

FIRST QUARTER
The market drifted lower led by plunging consumer confidence, the uncertainty over the impending war with Iraq and rising oil prices. The Fund returned 1.40% as bonds benefited from declining stocks. The Fund's holding in the High Yield Bond Fund, which returned 4.58% for the quarter, helped the performance of the Fund. The performance of high yield bonds was driven by very high spreads and a strong demand for yield from mutual fund investors who poured a record amount of money into this asset class.

SECOND QUARTER
The market jumped as hopes for an economic recovery took hold and the Federal Reserve cut rates to stave off the prospects for deflation. The Fund returned 2.21%, again doing well from its holding in the High Yield Bond Fund. The Short-Intermediate Fixed-Income Fund had a better return than the Mortgage Securities Fund for the quarter, but did not perform quite as well as the Intermediate Fixed-Income Fund and thus was a neutral position for the Fund. The U.S. Government Money Fund was held for liquidity and did not provide much of a contribution to return.

THIRD QUARTER
The Fund gained very little this quarter as consumer confidence climbed and as expectations of economic growth increased. Interest rates climbed and the Fund had a return of 0.20%. The High Yield Bond Fund returned 3.23% and was the main reason for the Fund's postive return. The rise in rates hit the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund, with both posting small losses.

FOURTH QUARTER
In terms of absolute returns this was a modest quarter, with the Fund returning 0.79%. Again, the High Yield Bond Fund, which returned 6.04%, provided the bulk of the Fund's return. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund cancelled each other in aggregate return.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 20

================================================================================
                   INCOME ALLOCATION FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                         INCOME ALLOCATION FUND VS. THE
                UNMANAGED LEHMAN BROTHERS AGGREGATE BOND INDEX(3)
--------------------------------------------------------------------------------

12/31/00 through 12/31/03

-------------------------------------       -------------------------------------     -------------------------------------
                            LEHMAN                                      LEHMAN                                    LEHMAN
                           BROTHERS                                    BROTHERS                                  BROTHERS
              INCOME       AGGREGATE                      INCOME       AGGREGATE                    INCOME       AGGREGATE
            ALLOCATION       BOND                       ALLOCATION       BOND                     ALLOCATION       BOND
  DATE         FUND         INDEX             DATE         FUND         INDEX           DATE         FUND         INDEX
-------------------------------------       -------------------------------------     -------------------------------------
12/31/00      10,000        10,000          1/31/02       10,636        10,930         1/31/03       11,225        11,967
 1/31/01      10,200        10,163          2/28/02       10,684        11,036         2/28/03       11,322        12,132
 2/28/01      10,287        10,251          3/31/02       10,625        10,853         3/31/03       11,354        12,122
 3/31/01      10,314        10,303          4/30/02       10,759        11,064         4/30/03       11,456        12,223
 4/30/01      10,307        10,259          5/31/02       10,825        11,158         5/31/03       11,559        12,450
 5/31/01      10,355        10,321          6/30/02       10,836        11,255         6/30/03       11,605        12,425
 6/30/01      10,346        10,360          7/31/02       10,884        11,391         7/31/03       11,429        12,008
 7/31/01      10,482        10,592          8/31/02       10,984        11,583         8/31/03       11,471        12,087
 8/31/01      10,563        10,714          9/30/02       11,018        11,771         9/30/03       11,628        12,407
 9/30/01      10,552        10,838         10/31/02       10,995        11,717        10/31/03       11,620        12,292
10/31/01      10,654        11,065         11/30/02       11,059        11,713        11/30/03       11,641        12,321
11/30/01      10,599        10,912         12/31/02       11,197        11,956        12/31/03       11,720        12,447
12/31/01      10,595        10,842


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                         INCOME ALLOCATION FUND VS. THE
               UNMANAGED LEHMAN BROTHERS AGGREGATE BOND INDEX(2,3)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

-------------------------------------
                            LEHMAN
                           BROTHERS
              INCOME       AGGREGATE
            ALLOCATION       BOND
  DATE         FUND         INDEX
-------------------------------------
12/31/02      10,000        10,000
 1/31/03      10,014        10,009
 2/28/03      10,099        10,147
 3/31/03      10,119        10,139
 4/30/03      10,201        10,223
 5/31/03      10,278        10,413
 6/30/03      10,315        10,392
 7/31/03      10,149        10,043
 8/29/03      10,171        10,110
 9/30/03      10,308        10,377
10/31/03      10,293        10,281
11/28/03      10,300        10,306
12/31/03      10,261        10,411


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,4) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                        ADVISOR CLASS       INVESTOR CLASS         C CLASS
                      ----------------------------------------------------------
ONE YEAR                    4.68%                4.17%              3.62%

ONE YEAR WITH CDSC           n/a                  n/a               2.62%(2)

SINCE INCEPTION(3)          5.44%                4.92%              3.54%
--------------------------------------------------------------------------------
(1) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) The inception date of the Advisor and Investor Class Shares is December 27, 2000, the inception date of the C Class Shares is December 30, 2002. For purposes of the charts, comparison with the Index assumes initial investment on December 31 of the respective year.
(4) Annualized.



--------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 21

--------------------------------------------------------------------------------
[Graphic]           ACCESSOR INCOME & GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

The Accessor Income & Growth Allocation Fund ("Fund") seeks high current income and some potential capital appreciation. This Fund is designed for investors whose primary investment goal is income generation, but who want some exposure to equities in their portfolio. The Fund can invest between 40% and 80% of its assets in Accessor's four fixed-income funds, up to 20% of its assets in the U.S. Government Money Fund, and up to 40% of its assets in the four equity funds. While fixed-income funds generate current income, equity funds can offer the potential for growth at a rate greater than inflation. Due to its inclusion of equities, the Fund is slightly more aggressive than a portfolio comprised entirely of fixed-income funds. However, since the more risky equity funds make up a minority of its investment, Accessor Capital Management LP ("Accessor Capital") believes that the Fund is still a relatively conservative option.

2003 OVERVIEW
The Fund returned 13.56% compared to the Lehman Brothers Aggregate Bond Index return of 4.10% and the MSCI AC World Index Free return of 34.63% for 2003. International stocks and small and mid cap stocks performed well during the year and helped the Fund's overall return. The U.S. market was driven by increasing consumer confidence and a sharp rise in the economy, paced by an increase of over 8% in the third quarter. The economy was driven by an accommodative Federal Reserve that cut rates once during the year to 1%, and a fiscal stimulus driven by large Federal deficits and reductions in the tax rates for income, dividends and capital gains. Two other factors driving returns for this Fund were a global recovery led by the U.S. and a systemic weakening in the U.S. dollar. The Euro climbed to new highs, and the Yen climbed throughout the year. Currencies overall  almost  doubled  the  return  of  owning  international  stocks to U.S.
investors. The fixed-income allocation of the Fund was invested in the High Yield Bond Fund, the Short-Intermediate Fixed-Income Fund and the U.S. Government Money Fund. The High Yield Bond Fund returned 24.24%. High yield bonds were driven by expectations and evidence of a strong economic recovery. This caused spreads in high yields to tighten, resulting in hefty returns. Corporate earnings proved positive as well, which benefited this Fund as increased earnings reduced default expectations and default experience, and gave companies the confidence and the ability to call bonds. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund had a small negative and a small positive return, respectively, for the year and cancelled each other out. They did provide a strong anchor of stability to the Fund, reducing risk and increasing liquidity. Finally, the Fund benefited from an overweight in the Accessor equity funds of 2% which was held through August of 2003. Performance throughout the year was as follows:

FIRST QUARTER
The market drifted lower led by plunging consumer confidence, the uncertainty over the impending war with Iraq and rising oil prices. The Fund returned -0.29% as stocks declined worldwide. U.S. value stocks and international stocks got hit particularly hard. The Fund's holding in the High Yield Bond Fund helped as the High Yield Bond Fund returned 4.58% for the quarter. The performance of high yield bonds was driven by very high spreads and a strong demand for yield from mutual fund investors who poured a record amount of money into this asset class. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund had positive returns as well, also helping the overall returns of the Fund.

SECOND QUARTER
The market jumped as hopes for an economic recovery took hold and the Federal Reserve cut rates to stave off the prospects for deflation. The Fund returned 6.97%, with U.S. value and small cap stocks and international stocks all rising. The Small to Mid Cap Fund and International Equity Fund returned 21.33% and 21.06%, respectively. The Fund did well from its holding in the High Yield Bond Fund, which beat the other Accessor fixed-income funds by a margin of over 4%. The Short-Intermediate Fixed-Income Fund did better than Mortgage Securities Fund, but not quite as well as the Intermediate Fixed-Income Fund and was a neutral position for the Fund. The U.S. Government Money Fund was held for liquidity and did not provide much of a contribution to return.

THIRD QUARTER
Stocks did well this quarter, although there were some worries about the continuing conflict in Iraq, and the strength of the recovery. Of particular concern was the continued lack of strong, sustained job growth. The Fund returned 1.71%. Stocks had another strong quarter, and the Small to Mid Cap Fund and International Equity Fund each returned more than double the Growth Fund or Value Fund. The High Yield Bond Fund out performed the Growth Fund and Value Fund, although by a much smaller margin. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund cancelled each other in aggregate return.

FOURTH QUARTER
The Fund performed well this quarter with a return of 4.68%. The Small to Mid Cap Fund and International Equity Fund did particularly well, returning 15.17% and 16.55%, respectively. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund cancelled each other in aggregate return. The Fund was neutral to the equity funds this quarter after being overweight the first three, but the High Yield Bond Fund returned 6.04%, which cushioned some of the shift back to neutral.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 22

================================================================================
               INCOME & GROWTH ALLOCATION FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                       INCOME & GROWTH ALLOCATION FUND VS.
                    UNMANAGED INDICES AND COMPOSITE INDEX(3)
--------------------------------------------------------------------------------

12/31/00 through 12/31/03

--------------------------------------------------------           --------------------------------------------------------
                                      LEHMAN                                                             LEHMAN
             INCOME                  BROTHERS    MSCI AC                        INCOME                  BROTHERS    MSCI AC
            & GROWTH                 AGGREGATE    WORLD                        & GROWTH                 AGGREGATE    WORLD
           ALLOCATION    COMPOSITE     BOND       INDEX                       ALLOCATION    COMPOSITE     BOND       INDEX
  DATE         FUND       INDEX(5)     INDEX      FREE               DATE         FUND       INDEX(5)     INDEX      FREE
--------------------------------------------------------           --------------------------------------------------------
12/31/00      10,000      10,000      10,000     10,000             7/31/02       9,553       9,945      11,391      7,078
 1/31/01      10,220      10,190      10,163     10,253             8/31/02       9,630      10,071      11,583      7,097
 2/28/01      10,006       9,995      10,251      9,391             9/30/02       9,352       9,853      11,771      6,318
 3/31/01       9,819       9,828      10,303      8,759            10/31/02       9,559      10,039      11,717      6,783
 4/30/01      10,041      10,014      10,259      9,396            11/30/02       9,787      10,202      11,713      7,154
 5/31/01      10,081      10,023      10,321      9,292            12/31/02       9,699      10,204      11,956      6,813
 6/30/01      10,020       9,957      10,360      9,008             1/31/03       9,613      10,121      11,967      6,614
 7/31/01      10,047      10,066      10,592      8,865             2/28/03       9,619      10,165      12,132      6,498
 8/31/01       9,945      10,008      10,714      8,458             3/31/03       9,670      10,148      12,122      6,474
 9/30/01       9,619       9,815      10,838      7,685             4/30/03      10,004      10,479      12,223      7,052
10/31/01       9,757      10,021      11,065      7,848             5/31/03      10,258      10,798      12,450      7,462
11/30/01       9,915      10,110      10,912      8,331             6/30/03      10,344      10,845      12,425      7,606
12/31/01       9,943      10,093      10,842      8,409             7/31/03      10,308      10,662      12,008      7,774
 1/31/02       9,901      10,067      10,930      8,179             8/31/03      10,403      10,788      12,087      7,959
 2/28/02       9,873      10,113      11,036      8,119             9/30/03      10,522      11,008      12,407      8,010
 3/31/02       9,972      10,133      10,853      8,486            10/31/03      10,727      11,137      12,292      8,496
 4/30/02       9,972      10,174      11,064      8,217            11/30/03      10,807      11,207      12,321      8,626
 5/31/02       9,993      10,239      11,158      8,229            12/31/03      11,015      11,500      12,447      9,173
 6/30/02       9,800      10,114      11,255      7,727


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                       INCOME & GROWTH ALLOCATION FUND VS.
                   UNMANAGED INDICES AND COMPOSITE INDEX(2,3)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

--------------------------------------------------------
                                      LEHMAN
             INCOME                  BROTHERS    MSCI AC
            & GROWTH                 AGGREGATE    WORLD
           ALLOCATION    COMPOSITE     BOND       INDEX
  DATE         FUND       INDEX(5)     INDEX      FREE
--------------------------------------------------------
12/31/02      10,000      10,000      10,000     10,000
 1/31/03       9,904       9,919      10,009      9,708
 2/28/03       9,904       9,962      10,147      9,538
 3/31/03       9,944       9,946      10,139      9,502
 4/30/03      10,272      10,270      10,223     10,350
 5/31/03      10,525      10,583      10,413     10,953
 6/30/03      10,609      10,629      10,392     11,163
 7/31/03      10,564      10,450      10,043     11,411
 8/29/03      10,654      10,572      10,110     11,681
 9/30/03      10,763      10,789      10,377     11,756
10/31/03      10,966      10,915      10,281     12,470
11/28/03      11,034      10,983      10,306     12,660
12/31/03      11,145      11,271      10,411     13,463


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,4) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                        ADVISOR CLASS        INVESTOR CLASS         C CLASS
                      ----------------------------------------------------------
ONE YEAR                   13.56%                13.00%             12.42%

ONE YEAR WITH CDSC           n/a                   n/a              11.42%(2)

SINCE INCEPTION(3)          3.26%                 2.76%             12.47%
--------------------------------------------------------------------------------
(1) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) The inception date of the Advisor and Investor Class Shares is December 27, 2000, the inception date of the C Class Shares is December 30, 2002. For purposes of the charts, comparison with the Indices assumes initial investment on December 31 of the respective year.
(4) Annualized.
(5) The Composite Index is made up of 70% Lehman Brothers Aggregate Bond Index and 30% MSCI AC World Index Free.



--------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Free is an unmanaged index which represents 49 of the world's developed and emerging equity markets.

Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 23

--------------------------------------------------------------------------------
[Graphic]               ACCESSOR BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------

The Accessor Balanced Allocation Fund ("Fund") seeks moderate current income and some potential capital appreciation. This Fund is designed for investors seeking broad exposure to the financial markets, balancing their holdings between equity and fixed-income investments. The Fund divides its assets between Accessor's equity funds and fixed-income funds (the exact amount depends on market conditions). A small amount of its assets may also be invested in the Accessor U.S. Government Money Fund. The generation of current income from fixed-income holdings, and the potential growth rate above inflation sought by the equity holdings, should provide investors with moderate risk and return. The exposure to stocks in the Fund generally increases the volatility of the Fund. However, the Fund is intended to buffer the volatility when either fixed-income or equities are out of favor. The Fund is intended for "middle-of-the-road" investors with regard to risk and return.

2003 OVERVIEW
The Fund returned 19.52% compared to the Lehman Brother Aggregate Bond Index return of 4.10% and the MSCI AC World Index Free return of 34.63% for 2003. International stocks and small and mid cap stocks performed well during the year and helped the Fund's overall return. The U.S. market was driven by increasing consumer confidence and a sharp rise in the economy, paced by an increase of over 8% in the third quarter. The economy was driven by an accommodative Federal Reserve that cut rates once during the year to 1%, and a fiscal stimulus driven by large Federal deficits and reductions in the tax rates for income, dividends and capital gains. Two other factors driving returns for this Fund were a global recovery led by the U.S. and a systemic weakening in the U.S. dollar. The Euro climbed to new highs, and the Yen climbed throughout the year. Currencies overall  almost  doubled  the  return  of  owning  international  stocks to U.S.
investors. The fixed-income allocation of the Fund was invested in the High Yield Bond Fund, the Short-Intermediate Fixed-Income Fund and the U.S. Government Money Fund. The High Yield Bond Fund returned 24.24%. High yield bonds were driven by expectations and evidence of a strong economic recovery. This caused spreads in high yields to tighten, resulting in hefty returns. Corporate earnings proved positive as well, which benefited this Fund as increased earnings reduced default expectations and default experience, and gave companies the confidence and the ability to call bonds. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund had a small negative and a small positive return, respectively, for the year and cancelled each other out. They did provide a strong anchor of stability to the Fund, reducing risk and increasing liquidity. Finally, the Fund benefited from an overweight in the Accessor equity funds of 2% which was held through August of 2003. Performance throughout the year was as follows:

FIRST QUARTER
The market drifted lower led by plunging consumer confidence, the uncertainty over the impending war with Iraq and rising oil prices. The Fund returned -1.34% as stocks declined worldwide. U.S. value stocks and international stocks got hit particularly hard. The Fund's holding in the High Yield Bond Fund helped as the High Yield Bond Fund returned 4.58% for the quarter. The performance of high yield bonds was driven by very high spreads and a strong demand for yield from mutual fund investors who poured a record amount of money into this asset class. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund had positive returns as well, also helping the overall returns of the Fund.

SECOND QUARTER
The market jumped as hopes for an economic recovery took hold and the Federal Reserve cut rates to stave off the prospects for deflation. The Fund returned 9.93%, with U.S. Value, U.S. Small Cap and International Stocks all rising, with the Small to Mid Cap Fund returning 21.33% and the International Equity Fund returning 21.06%. The High Yield Fund did not do quite as well as stocks, but it beat all other bonds by a margin of over 4%, so the Fund did well from its holding in High Yield. Short-Intermediate did better than Mortgage, but not quite as well as the Intermediate Fixed-Income Fund and was a neutral position for the Fund. The U.S. Government Money Fund was held for liquidity and did not provide much of a contribution to return.

THIRD QUARTER
Stocks did well this quarter, although there were some worries about the continuing conflict in Iraq, and the strength of the recovery. Of particular concern was the continued lack of strong, sustained job growth. The Fund returned 2.60%. Stocks had another strong quarter, with the Small Cap Fund and the International Equity Fund each returning more that double what the Growth Fund and the Value Fund returned. The High Yield Bond Fund outperformed the Growth Fund and the Value Fund, although by a much smaller margin. The Short-Intermediate Fixed-Income Fund and the U.S. Government Money Fund cancelled each other in aggregate return.

FOURTH QUARTER
In terms of absolute returns this was another excellent quarter, the Fund returned 7.41%. The Small to Mid Cap Fund and International Equity Fund did particularly well, returning 15.17% and 16.55%, respectively. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund cancelled each other in aggregate return. The Fund was neutral to the equity funds this quarter after being overweight the first three, but the High Yield Bond Fund returned a very strong 6.04%, which cushioned some of the shift back to neutral.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 24

================================================================================
                  BALANCED ALLOCATION FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                          BALANCED ALLOCATION FUND VS.
                     UNMANAGED INDICES AND COMPOSITE INDEX(3)
--------------------------------------------------------------------------------

12/31/00 through 12/31/03

--------------------------------------------------------           --------------------------------------------------------
                                      LEHMAN                                                             LEHMAN
                                     BROTHERS    MSCI AC                                                BROTHERS    MSCI AC
             BALANCED                AGGREGATE    WORLD                         BALANCED                AGGREGATE    WORLD
            ALLOCATION   COMPOSITE     BOND       INDEX                        ALLOCATION   COMPOSITE     BOND       INDEX
  DATE         FUND       INDEX(5)    INDEX       FREE               DATE         FUND       INDEX(5)    INDEX       FREE
--------------------------------------------------------           --------------------------------------------------------
12/31/00      10,000      10,000      10,000     10,000             7/31/02       8,784       9,068      11,391      7,078
 1/31/01      10,227      10,206      10,163     10,253             8/31/02       8,854       9,156      11,583      7,097
 2/28/01       9,814       9,821      10,251      9,391             9/30/02       8,418       8,732      11,771      6,318
 3/31/01       9,490       9,533      10,303      8,759            10/31/02       8,707       9,008      11,717      6,783
 4/30/01       9,852       9,828      10,259      9,396            11/30/02       8,974       9,253      11,713      7,154
 5/31/01       9,879       9,803      10,321      9,292            12/31/02       8,787       9,120      11,956      6,813
 6/30/01       9,777       9,673      10,360      9,008             1/31/03       8,652       8,992      11,967      6,614
 7/31/01       9,730       9,710      10,592      8,865             2/28/03       8,617       8,975      12,132      6,498
 8/31/01       9,514       9,542      10,714      8,458             3/31/03       8,669       8,955      12,122      6,474
 9/30/01       9,040       9,177      10,838      7,685             4/30/03       9,098       9,386      12,223      7,052
10/31/01       9,196       9,370      11,065      7,848             5/31/03       9,428       9,746      12,450      7,462
11/30/01       9,469       9,593      10,912      8,331             6/30/03       9,531       9,832      12,425      7,606
12/31/01       9,546       9,610      10,842      8,409             7/31/03       9,567       9,784      12,008      7,774
 1/31/02       9,443       9,510      10,930      8,179             8/31/03       9,689       9,932      12,087      7,959
 2/28/02       9,374       9,521      11,036      8,119             9/30/03       9,779      10,095      12,407      8,010
 3/31/02       9,563       9,655      10,853      8,486            10/31/03      10,100      10,354      12,292      8,496
 4/30/02       9,480       9,590      11,064      8,217            11/30/03      10,218      10,445      12,321      8,626
 5/31/02       9,466       9,638      11,158      8,229            12/31/03      10,505      10,831      12,447      9,173
 6/30/02       9,153       9,387      11,255      7,727


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                          BALANCED ALLOCATION FUND VS.
                    UNMANAGED INDICES AND COMPOSITE INDEX(2,3)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

--------------------------------------------------------
                                      LEHMAN
                                     BROTHERS    MSCI AC
             BALANCED                AGGREGATE    WORLD
            ALLOCATION   COMPOSITE     BOND       INDEX
  DATE         FUND       INDEX(5)    INDEX       FREE
--------------------------------------------------------
12/31/02      10,000      10,000      10,000     10,000
 1/31/03       9,838       9,860      10,009      9,708
 2/28/03       9,798       9,841      10,147      9,538
 3/31/03       9,848       9,819      10,139      9,502
 4/30/03      10,327      10,291      10,223     10,350
 5/31/03      10,685      10,687      10,413     10,953
 6/30/03      10,797      10,781      10,392     11,163
 7/31/03      10,829      10,728      10,043     11,411
 8/29/03      10,959      10,891      10,110     11,681
 9/30/03      11,047      11,069      10,377     11,756
10/31/03      11,400      11,353      10,281     12,470
11/28/03      11,527      11,453      10,306     12,660
12/31/03      11,732      11,877      10,411     13,463


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,4) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                        ADVISOR CLASS       INVESTOR CLASS        C CLASS
                      ----------------------------------------------------------
ONE YEAR                   19.52%               18.86%             18.33%

ONE YEAR WITH CDSC           n/a                  n/a              17.33%(2)

SINCE INCEPTION(3)          1.63%                1.10%             18.37%
--------------------------------------------------------------------------------
(1) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) The inception date of the Advisor and Investor Class Shares is December 27, 2000, the inception date of the C Class Shares is December 30, 2002. For purposes of the charts, comparison with the Indices assumes initial investment on December 31 of the respective year.
(4) Annualized.
(5) The Composite Index is made up of 50% Lehman Brothers Aggregate Bond Index and 50% MSCI AC World Index Free.



--------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Free is an unmanaged index which represents 49 of the world's developed and emerging equity markets.

Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 25

--------------------------------------------------------------------------------
[Graphic]           ACCESSOR GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------

The Accessor Growth & Income Allocation Fund ("Fund") seeks moderate potential capital appreciation and some current income. This Fund is designed for investors whose primary goal is capital appreciation and whose secondary goal is income generation. The Fund favors Accessor's four equity funds with regard to weight, investing a smaller amount of its assets in the four fixed-income funds and a limited amount in the Accessor U.S. Government Money Fund. While stocks do have greater growth potential, they also tend to be more volatile than bonds. The weighting of the Accessor fixed-income funds in this Fund is intended to reduce some of the volatility associated with equities. Historically, stocks have offered greater growth potential than bonds over the long-term, but with greater risk. The larger portion of equity-oriented investments should make this Fund attractive to investors willing to increase their exposure to market volatility, in return for potentially greater returns historically associated with stocks.

2003 OVERVIEW
The Fund returned 22.09% compared to the Lehman Brothers Aggregate Bond Index return of 4.10% and the MSCI AC World Index Free return of 34.63% for 2003. International stocks and small and mid cap stocks performed well during the year and helped the Fund's overall return. The U.S. market was driven by increasing consumer confidence and a sharp rise in the economy, paced by an increase of over 8% in the third quarter. The economy was driven by an accommodative Federal Reserve that cut rates once during the year to 1%, and a fiscal stimulus driven by large Federal deficits and reductions in the tax rates for income, dividends and capital gains. Two other factors driving returns for this Fund were a global recovery led by the U.S. and a systemic weakening in the U.S. dollar. The Euro climbed to new highs, and the Yen climbed throughout the year. Currencies overall  almost  doubled  the  return  of  owning  international  stocks to U.S.
investors. The fixed-income allocation of the Fund was invested in the High Yield Bond Fund, the Short-Intermediate Fixed-Income Fund and the U.S. Government Money Fund. The High Yield Bond Fund had a return of 24.24%. High yield bonds were driven by expectations and evidence of a strong economic recovery. This caused spreads in high yields to tighten, resulting in hefty returns. Corporate earnings proved positive as well, which benefited this Fund as increased earnings reduced default expectations and default experience, and gave companies the confidence and the ability to call bonds. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund had a small negative and a small positive return, respectively, for the year and cancelled each other out. They did provide a strong anchor of stability to the Fund, reducing risk and increasing liquidity. Finally, the Fund benefited from an overweight in the Accessor equity funds of 2% which was held through August of 2003. Performance throughout the year was as follows:

FIRST QUARTER
The market drifted lower led by plunging consumer confidence, the uncertainty over the impending war with Iraq and rising oil prices. The Fund returned -2.18% as stocks declined worldwide, particularly U.S. value stocks and international stocks. The High Yield Bond Fund's 4.58% return for the quarter helped the performance of the Fund. Holdings in the Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund also helped the overall return of the Fund.

SECOND QUARTER
The market jumped as hopes for an economic recovery took hold and the Federal Reserve cut rates to stave off the prospects for deflation. The Fund returned 11.36%. Holdings in the Small to Mid Cap Fund and International Equity Fund did particularly well, returning 21.33% and 21.06%, respectively. The High Yield Bond Fund did not do quite as well but still added to the Fund's performance. Holdings in the Short-Intermediate Fixed-Income Fund did better than the Mortgage Securities Fund, but not quite as well as the Intermediate Fixed-Income Fund so were a neutral position for the Fund. The U.S. Government Money Fund was held for liquidity and did not provide much of a contribution to return.

THIRD QUARTER
Stocks did well this quarter, in spite of continuing worries about the continuing conflict in Iraq, and the strength of the recovery. Of particular concern was the continued lack of strong, sustained job growth. The Fund returned 3.16%. Holdings in the Small to Mid Cap Fund and International Equity Fund each benefited Fund performance and returned more than double the returns from the Growth Fund or Value Fund. The High Yield Bond Fund out performed the Growth Fund and Value Fund, although by a much smaller margin. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund cancelled each other in aggregate return.

FOURTH QUARTER
In terms of absolute returns this was another positive quarter, the Fund returned 8.65%. The Small to Mid Cap Fund returned 15.17% and International Equity Fund returned 16.55%. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund cancelled each other in aggregate return. The Fund was neutral to the equity funds this quarter after being overweight the first three, but the High Yield Bond Fund returned 6.04%, which cushioned some of the shift back to neutral.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 26

================================================================================
               GROWTH & INCOME ALLOCATION FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                       GROWTH & INCOME ALLOCATION FUND VS.
                    UNMANAGED INDICES AND COMPOSITE INDEX(3)
--------------------------------------------------------------------------------

12/31/00 through 12/31/03

--------------------------------------------------------           --------------------------------------------------------
                                      LEHMAN                                                             LEHMAN
             GROWTH &                BROTHERS    MSCI AC                        GROWTH &                BROTHERS    MSCI AC
              INCOME                 AGGREGATE    WORLD                          INCOME                 AGGREGATE    WORLD
            ALLOCATION   COMPOSITE     BOND       INDEX                        ALLOCATION   COMPOSITE     BOND       INDEX
  DATE         FUND       INDEX(5)     INDEX      FREE               DATE         FUND       INDEX(5)     INDEX      FREE
--------------------------------------------------------           --------------------------------------------------------
12/31/00      10,000      10,000      10,000     10,000             7/31/02       8,361       8,644      11,391      7,078
 1/31/01      10,226      10,215      10,163     10,253             8/31/02       8,423       8,716      11,583      7,097
 2/28/01       9,754       9,735      10,251      9,391             9/30/02       7,898       8,202      11,771      6,318
 3/31/01       9,363       9,378      10,303      8,759            10/31/02       8,232       8,526      11,717      6,783
 4/30/01       9,784       9,742      10,259      9,396            11/30/02       8,525       8,805      11,713      7,154
 5/31/01       9,798       9,700      10,321      9,292            12/31/02       8,306       8,618      11,956      6,813
 6/30/01       9,666       9,538      10,360      9,008             1/31/03       8,139       8,472      11,967      6,614
 7/31/01       9,592       9,538      10,592      8,865             2/28/03       8,082       8,429      12,132      6,498
 8/31/01       9,337       9,319      10,714      8,458             3/31/03       8,125       8,408      12,122      6,474
 9/30/01       8,768       8,865      10,838      7,685             4/30/03       8,590       8,880      12,223      7,052
10/31/01       8,924       9,052      11,065      7,848             5/31/03       8,942       9,257      12,450      7,462
11/30/01       9,228       9,336      10,912      8,331             6/30/03       9,048       9,358      12,425      7,606
12/31/01       9,317       9,367      10,842      8,409             7/31/03       9,118       9,364      12,008      7,774
 1/31/02       9,180       9,236      10,930      8,179             8/31/03       9,246       9,522      12,087      7,959
 2/28/02       9,098       9,232      11,036      8,119             9/30/03       9,334       9,658      12,407      8,010
 3/31/02       9,327       9,419      10,853      8,486            10/31/03       9,697       9,974      12,292      8,496
 4/30/02       9,204       9,307      11,064      8,217            11/30/03       9,825      10,075      12,321      8,626
 5/31/02       9,183       9,347      11,158      8,229            12/31/03      10,141      10,501      12,447      9,173
 6/30/02       8,817       9,038      11,255      7,727


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                       GROWTH & INCOME ALLOCATION FUND VS.
                    UNMANAGED INDICES AND COMPOSITE INDEX(2,3)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

--------------------------------------------------------
                                      LEHMAN
             GROWTH &                BROTHERS    MSCI AC
              INCOME                 AGGREGATE    WORLD
            ALLOCATION   COMPOSITE     BOND       INDEX
  DATE         FUND       INDEX(5)     INDEX      FREE
--------------------------------------------------------
12/31/02      10,000      10,000      10,000     10,000
 1/31/03       9,789       9,830      10,009      9,708
 2/28/03       9,713       9,781      10,147      9,538
 3/31/03       9,752       9,755      10,139      9,502
 4/30/03      10,311      10,304      10,223     10,350
 5/31/03      10,726      10,740      10,413     10,953
 6/30/03      10,844      10,858      10,392     11,163
 7/31/03      10,912      10,865      10,043     11,411
 8/29/03      11,065      11,048      10,110     11,681
 9/30/03      11,158      11,207      10,377     11,756
10/31/03      11,584      11,573      10,281     12,470
11/28/03      11,729      11,690      10,306     12,660
12/31/03      11,994      12,184      10,411     13,463


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,4) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                        ADVISOR CLASS      INVESTOR CLASS        C CLASS
                      ----------------------------------------------------------
ONE YEAR                   22.09%              21.41%             20.95%

ONE YEAR WITH CDSC           n/a                 n/a              19.95%(2)

SINCE INCEPTION(3)          0.51%               0.00%             21.09%
--------------------------------------------------------------------------------
(1) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) The inception date of the Advisor and Investor Class Shares is December 27, 2000, the inception date of the C Class Shares is December 30, 2002. For purposes of the charts, comparison with the Indices assumes initial investment on December 31 of the respective year.
(4) Annualized.
(5) The Composite Index is made up of 40% Lehman Brothers Aggregate Bond Index and 60% MSCI AC World Index Free.



--------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Free is an unmanaged index which represents 49 of the world's developed and emerging equity markets.

Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 27

--------------------------------------------------------------------------------
[Graphic]                ACCESSOR GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

The Accessor Growth Allocation Fund ("Fund") seeks high potential capital appreciation and some current income. This Fund is designed for growth-oriented investors, who are willing to tolerate the risks associated with a more aggressive asset allocation strategy and who have an investment time horizon of 10 years or more. Historically, stocks have offered greater potential for long-term gains; therefore, the Fund overweights Accessor's four equity funds while still retaining a portion of its assets in the four fixed-income funds. A limited amount of its assets may also be invested in the Accessor U.S. Government Money Fund. The increased exposure to equities may increase the potential long-term returns of the Fund as well as the short-term volatility associated with equity investments. While the Fund tends to assume more risk and is designed for growth-oriented investors, the slight allocation in bonds is intended to buffer the downturns in the stock markets. Since these periodic downturns are unpredictable, investors should have a long-term investment horizon.

2003 OVERVIEW
The Fund returned 28.22% compared to the Lehman Brothers Aggregate Bond Index return of 4.10% and the MSCI AC World Index Free return of 34.63% for 2003. International stocks and small and mid cap stocks performed well during the year and helped the Fund's overall return. The U.S. market was driven by increasing consumer confidence and a sharp rise in the economy, paced by an increase of over 8% in the third quarter. The economy was driven by an accommodative Federal Reserve that cut rates once during the year to 1%, and a fiscal stimulus driven by large Federal deficits and reductions in the tax rates for income, dividends and capital gains. Two other factors driving returns for this Fund were a global recovery led by the U.S. and a systemic weakening in the U.S. dollar. The Euro climbed to new highs, and the Yen climbed throughout the year. Currencies overall  almost  doubled  the  return  of  owning  international  stocks to U.S.
investors. The fixed-income allocation of the Fund was invested in the High Yield Bond Fund, the Short-Intermediate Fixed-Income Fund and the U.S. Government Money Fund. The High Yield Bond Fund had a return of 24.24%. High yield bonds were driven by expectations and evidence of a strong economic recovery. This caused spreads in high yields to tighten, resulting in hefty returns. Corporate earnings proved very positive as well, which benefited this Fund as increased earnings reduced default expectations and default experience, and gave companies the confidence and the ability to call bonds. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund had a small negative and a small positive return, respectively, for the year and cancelled each other out. They did provide a strong anchor of stability to the Fund, reducing risk and increasing liquidity. Finally, the Fund benefited from an overweight to the Accessor equity funds of 2% which was held through August of 2003. Performance throughout the year was as follows:

FIRST QUARTER
The market drifted lower led by plunging consumer confidence, the uncertainty over the impending war with Iraq and rising oil prices. The Fund returned -3.46% as stocks declined worldwide. U.S. Value stocks and International stocks got hit particularly hard. The Fund's holding in the High Yield Bond Fund was helped by a 4.58% return, the best performance of any of the underlying Accessor Funds. The performance of high yield bonds was driven by very high spreads and a strong demand for yield from mutual fund investors who poured a record amount of money into this asset class.

SECOND QUARTER
The market jumped as hopes for an economic recovery took hold and the Federal Reserve cut rates to stave off the prospects for deflation. The Fund returned 14.55%. Holdings in the Small to Mid Cap Fund and the International Equity Fund did particularly well, returning 21.33% and 21.06%, respectively. The High Yield Bond Fund did not do quite as well as stocks, but it beat all other bonds by a margin of over 4%, so the Fund did well from its holding in high yield.

THIRD QUARTER
Stocks did well this quarter, although there were some worries about the continuing conflict in Iraq, and the strength of the recovery. Of particular concern was the continued lack of strong, sustained job growth. The Fund returned 4.05%. Stocks had another strong quarter, with the Small Cap Fund and the International Equity Fund each returning more than double what the Growth Fund and the Value Fund returned. The High Yield Bond Fund outperformed the Growth Fund and the Value Fund, although by a much smaller margin.

FOURTH QUARTER
In terms of absolute returns this was another positive quarter, with the Fund returning 11.43%. The Small to Mid Cap Fund and the International Equity Fund did particularly well, returning 15.17% and 16.55%, respectively. The Short-Intermediate Fixed-Income Fund and U.S. Government Money Fund cancelled each other in aggregate return. The Fund was neutral to the equity funds this quarter after being overweight the first three, but the High Yield Bond Fund returned 6.04%, which cushioned some of the shift back to neutral.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 28

================================================================================
                   GROWTH ALLOCATION FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                           GROWTH ALLOCATION FUND VS.
                    UNMANAGED INDICES AND COMPOSITE INDEX(3)
--------------------------------------------------------------------------------

12/31/00 through 12/31/03

--------------------------------------------------------           --------------------------------------------------------
                                      LEHMAN                                                             LEHMAN
                                     BROTHERS    MSCI AC                                                BROTHERS    MSCI AC
              GROWTH                 AGGREGATE    WORLD                          GROWTH                 AGGREGATE    WORLD
            ALLOCATION   COMPOSITE     BOND       INDEX                        ALLOCATION   COMPOSITE     BOND       INDEX
  DATE         FUND       INDEX(5)     INDEX      FREE               DATE         FUND       INDEX(5)     INDEX      FREE
--------------------------------------------------------           --------------------------------------------------------
12/31/00      10,000      10,000      10,000     10,000             7/31/02       7,592       7,835      11,391      7,078
 1/31/01      10,207      10,234      10,163     10,253             8/31/02       7,633       7,878      11,583      7,097
 2/28/01       9,514       9,563      10,251      9,391             9/30/02       7,031       7,215      11,771      6,318
 3/31/01       8,980       9,069      10,303      8,759            10/31/02       7,423       7,619      11,717      6,783
 4/30/01       9,522       9,569      10,259      9,396            11/30/02       7,753       7,952      11,713      7,154
 5/31/01       9,522       9,496      10,321      9,292            12/31/02       7,463       7,677      11,956      6,813
 6/30/01       9,364       9,271      10,360      9,008             1/31/03       7,249       7,499      11,967      6,614
 7/31/01       9,222       9,199      10,592      8,865             2/28/03       7,159       7,415      12,132      6,498
 8/31/01       8,852       8,881      10,714      8,458             3/31/03       7,204       7,391      12,122      6,474
 9/30/01       8,156       8,262      10,838      7,685             4/30/03       7,739       7,928      12,223      7,052
10/31/01       8,318       8,437      11,065      7,848             5/31/03       8,141       8,327      12,450      7,462
11/30/01       8,709       8,828      10,912      8,331             6/30/03       8,253       8,453      12,425      7,606
12/31/01       8,830       8,885      10,842      8,409             7/31/03       8,372       8,550      12,008      7,774
 1/31/02       8,640       8,700      10,930      8,179             8/31/03       8,533       8,724      12,087      7,959
 2/28/02       8,524       8,666      11,036      8,119             9/30/03       8,588       8,814      12,407      8,010
 3/31/02       8,826       8,949      10,853      8,486            10/31/03       9,036       9,226      12,292      8,496
 4/30/02       8,636       8,754      11,064      8,217            11/30/03       9,197       9,343      12,321      8,626
 5/31/02       8,602       8,779      11,158      8,229            12/31/03       9,570       9,837      12,447      9,173
 6/30/02       8,147       8,366      11,255      7,727


--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                           GROWTH ALLOCATION FUND VS.
                   UNMANAGED INDICES AND COMPOSITE INDEX(2,3)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

--------------------------------------------------------
                                      LEHMAN
                                     BROTHERS    MSCI AC
              GROWTH                 AGGREGATE    WORLD
            ALLOCATION   COMPOSITE     BOND       INDEX
  DATE         FUND       INDEX(5)     INDEX      FREE
--------------------------------------------------------
12/31/02      10,000      10,000       10,000     10,000
 1/31/03       9,704       9,769       10,009      9,708
 2/28/03       9,574       9,659       10,147      9,538
 3/31/03       9,636       9,628       10,139      9,502
 4/30/03      10,342      10,328       10,223     10,350
 5/31/03      10,871      10,847       10,413     10,953
 6/30/03      11,013      11,011       10,392     11,163
 7/31/03      11,162      11,138       10,043     11,411
 8/29/03      11,366      11,364       10,110     11,681
 9/30/03      11,432      11,482       10,377     11,756
10/31/03      12,020      12,018       10,281     12,470
11/28/03      12,226      12,170       10,306     12,660
12/31/03      12,604      12,814       10,411     13,463


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,4) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                        ADVISOR CLASS       INVESTOR CLASS        C CLASS
                      ----------------------------------------------------------
ONE YEAR                   28.22%               27.59%             27.04%

ONE YEAR WITH CDSC           n/a                  n/a              26.04%(2)

SINCE INCEPTION(3)         -1.46%               -1.94%             27.31%
--------------------------------------------------------------------------------
(1) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) The inception date of the Advisor and Investor Class Shares is December 27, 2000, the inception date of the C Class Shares is December 30, 2002. For purposes of the charts, comparison with the Indices assumes initial investment on Decezber 31 of the respective year.
(4) Annualized.
(5) The Composite Index is made up of 20% Lehman Brothers Aggregate Bond Index and 80% MSCI AC World Index Free.



--------------------------------------------------------------------------------
The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Free is an unmanaged index which represents 49 of the world's developed and emerging equity markets.

Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 29

--------------------------------------------------------------------------------
[Graphic]          ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

The Accessor Aggressive Growth Allocation Fund ("Fund") seeks high potential capital appreciation. This Fund is designed for the more aggressive investor who is interested only in growth of capital, not income generation and who realizes that in order to maximize growth, they must be willing to take risks. The Fund currently targets a full investment in the domestic and international equity markets by investing in Accessor's four equity funds. A limited amount may also be invested in the Accessor U.S. Government Money Fund for liquidity. While the Fund's equity holdings are well-diversified, there is no bond allocation. This concentration in equity has historically proven to be extremely volatile in the short-term. Investors should be willing to invest for longer periods of time in order to achieve their investment goals.

2003 OVERVIEW
The Fund returned 30.74% compared to the MSCI AC World Index Free return of 34.63% for 2003. International stocks and small and mid cap stocks did well during 2003 and helped the Fund's performance. The U.S. market was driven by increasing consumer confidence and a sharp rise in the economy, paced by an increase of over 8% in the third quarter. The economy was driven by an accommodative Federal Reserve that cut rates once during the year to 1%, and a fiscal stimulus driven by large Federal deficits and reductions in the tax rates for income, dividends and capital gains. There were two other factors driving returns for this Fund. The first was a global recovery led by the U.S. The recovery was helped by structural changes in Japan, a reduction in interest rates, and reduction in structural impediments. The second was a systemic weakening in the U.S. dollar. The Euro climbed to new highs, and despite concerted efforts by the Bank of Japan the Yen climbed throughout the year. Currencies overall almost doubled the return of owning international stocks to U.S. investors. The performance throughout the year was as follows:

FIRST QUARTER
The market drifted lower led by plunging consumer confidence, the uncertainty over the impending war with Iraq and rising oil prices. The Fund returned -4.78% as stocks declined worldwide. U.S. value stocks and international stocks got hit particularly hard.

SECOND QUARTER
The market jumped as hopes for an economic recovery took hold and the Federal Reserve cut rates to stave off the prospects for deflation. The Fund returned 16.21%, with the Value Fund, the Small to Mid Cap Fund and the International Equity Fund all rising.

THIRD QUARTER
Stocks did well this quarter, although there were some worries about the continuing conflict in Iraq, and the strength of the recovery. Of particular concern was the continued lack of strong, sustained job growth. The Fund returned 4.42%. Stocks had another strong quarter, with the Small to Mid Cap Fund and the International Equity Fund each returning more that double what the Growth Fund or the Value Fund returned.

FOURTH QUARTER
In terms of absolute returns this was another positive quarter, with the Fund returning 13.15%. This was another quarter with stocks all rising. The Small to Mid Cap Fund and International Equity Fund did particularly well, returning 15.17% and 16.55%, respectively.



ALL PERFORMANCE SHOWN ABOVE REFLECTS PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES. OTHER FUND SHARE CLASSES ARE SUBJECT TO HIGHER EXPENSES AND, THEREFORE, THEIR PERFORMANCE WOULD BE LOWER.
--------------------------------------------------------------------------------
                                   accessor 30

================================================================================
              AGGRESSIVE GROWTH ALLOCATION FUND PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Performance data quoted represents average annual total return and assumes reinvestment of all dividends and capital gains. Performance in the graph is for the Advisor Class Shares and C Class Shares and takes into account the maximum contingent deferred sales charge on C Class Shares. Investor Class and A Class Shares may have higher expenses, sales loads or fees which are not reflected, and, if reflected, would reduce the performance quoted. Performance of A Class Shares is not reflected here; A Class shares are newly offered and had less than six months of performance as of December 31, 2003. The Index does not take into account charges, fees and other expenses. Performance data quoted represents past performance. Past performance does not guarantee future results. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain current month-end performance, call toll free (800) 759-3504 or visit our website, www.accessor.com.

--------------------------------------------------------------------------------
                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                      AGGRESSIVE GROWTH ALLOCATION FUND VS.
                    UNMANAGED INDICES AND COMPOSITE INDEX(3)
--------------------------------------------------------------------------------

12/31/00 through 12/31/03

-------------------------------------        -------------------------------------
            AGGRESSIVE       MSCI AC                     AGGRESSIVE       MSCI AC
              GROWTH          WORLD                        GROWTH          WORLD
            ALLOCATION        INDEX                      ALLOCATION        INDEX
  DATE         FUND            FREE            DATE         FUND            FREE
-------------------------------------        -------------------------------------
12/31/00      10,000         10,000           7/31/02      6,947         7,078
 1/31/01      10,153         10,253           8/31/02      6,975         7,097
 2/28/01       9,280          9,391           9/30/02      6,331         6,318
 3/31/01       8,633          8,759          10/31/02      6,753         6,783
 4/30/01       9,287          9,396          11/30/02      7,068         7,154
 5/31/01       9,266          9,292          12/31/02      6,743         6,813
 6/30/01       9,106          9,008           1/31/03      6,500         6,614
 7/31/01       8,905          8,865           2/28/03      6,386         6,498
 8/31/01       8,446          8,458           3/31/03      6,420         6,474
 9/30/01       7,686          7,685           4/30/03      6,937         7,052
10/31/01       7,839          7,848           5/31/03      7,367         7,462
11/30/01       8,272          8,331           6/30/03      7,460         7,606
12/31/01       8,431          8,409           7/31/03      7,608         7,774
 1/31/02       8,210          8,179           8/31/03      7,769         7,959
 2/28/02       8,062          8,119           9/30/03      7,790         8,010
 3/31/02       8,411          8,486          10/31/03      8,268         8,496
 4/30/02       8,156          8,217          11/30/03      8,437         8,626
 5/31/02       8,109          8,229          12/31/03      8,814         9,173
 6/30/02       7,624          7,727


--------------------------------------------------------------------------------
                       GROWTH OF $10,000 - C CLASS SHARES
                      AGGRESSIVE GROWTH ALLOCATION FUND VS.
                   UNMANAGED INDICES AND COMPOSITE INDEX(2,3)
--------------------------------------------------------------------------------

12/31/02 through 12/31/03

-------------------------------------
            AGGRESSIVE       MSCI AC
              GROWTH          WORLD
            ALLOCATION        INDEX
  DATE         FUND            FREE
-------------------------------------
12/31/02      10,000         10,000
 1/31/03       9,631          9,708
 2/28/03       9,461          9,538
 3/31/03       9,501          9,502
 4/30/03      10,258         10,350
 5/31/03      10,886         10,953
 6/30/03      11,016         11,163
 7/31/03      11,225         11,411
 8/29/03      11,444         11,681
 9/30/03      11,463         11,756
10/31/03      12,160         12,470
11/28/03      12,400         12,660
12/31/03      12,848         13,463


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN(1,4) FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------------------
                        ADVISOR CLASS       INVESTOR CLASS         C CLASS
                      ----------------------------------------------------------
ONE YEAR                   30.74%               30.15%             29.48%

ONE YEAR WITH CDSC           n/a                  n/a              28.48%(2)

SINCE INCEPTION(3)         -4.10%               -4.57%             29.78%
--------------------------------------------------------------------------------
(1) Performance results reflect expense subsidies and waivers currently in effect for the Allocation Funds. Without these, the results would have been less favorable.
(2) Performance results reflect a 1% CDSC. You may be subject to the CDSC if you redeem your shares within 12 months of purchase.
(3) The inception date of the Advisor and Investor Class Shares is December 27, 2000, the inception date of the C Class Shares is December 30, 2002. For purposes of the charts, comparison with the Index assumes initial investment on December 31 of the respective year.
(4) Annualized.



--------------------------------------------------------------------------------
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Free is an unmanaged index which represents 49 of the world's developed and emerging equity markets. Investors cannot invest in an index, and the return of an index does not reflect the deduction of any fees or other expenses.
================================================================================
                                   accessor 31

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                        SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCK (97.5%)

Aerospace & Defense (1.6%)
  United Technologies                               17,000         $  1,611,090
                                                                   ------------
                                                                      1,611,090
Air Freight & Logistics (1.9%)
  Ryder Systems                                     54,800            1,871,420
                                                                   ------------
                                                                      1,871,420
Commercial Banks (0.9%)
  Wachovia                                          19,700              917,823
                                                                   ------------
                                                                        917,823
Beverages (5.3%)
  Anheuser Busch                                    26,800            1,411,824
  Coca Cola                                         49,900            2,532,425
  PepsiCo                                           29,300            1,365,966
                                                                   ------------
                                                                      5,310,215
Biotechnology (2.4%)
  Amgen *                                           38,800            2,397,840
                                                                   ------------
                                                                      2,397,840
Capital Markets (0.9%)
  Bear Stearns                                      10,600              847,470
                                                                   ------------
                                                                        847,470
Chemicals (1.7%)
  Praxair                                           45,400            1,734,280
                                                                   ------------
                                                                      1,734,280
Commercial Services & Supplies (0.7%)
  Cendant *                                         33,500              746,045
                                                                   ------------
                                                                        746,045
Communications Equipment (4.3%)
  Cisco Systems *                                  163,100            3,961,699
  Scientific-Atlanta                                13,700              374,010
                                                                   ------------
                                                                      4,335,709
Computers & Peripherals (5.9%)
  Dell *                                            77,700            2,638,692
  EMC *                                             20,600              266,152
  International Business Machines                   12,569            1,164,895
  Lexmark Group *                                   23,400            1,840,176
                                                                   ------------
                                                                      5,909,915
Containers & Packaging (0.7%)
  Sealed Air *                                      13,600              736,304
                                                                   ------------
                                                                        736,304
Diversified Financial Services (1.4%)
  Moody's                                           23,900            1,447,145
                                                                   ------------
                                                                      1,447,145
Energy Equipment & Services (0.6%)
  Smith International *                             14,600              606,192
                                                                   ------------
                                                                        606,192
Food Products (1.5%)
  Hershey Foods                                     19,800            1,524,402
                                                                   ------------
                                                                      1,524,402
Health Care Providers & Services (0.8%)
  United Health Group                               14,000              814,520
                                                                   ------------
                                                                        814,520

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 32

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES             VALUE
--------------------------------------------------------------------------------

Health Care Equipment & Supplies (5.7%)
  Becton Dickinson                                   20,500         $    843,370
  Boston Scientific *                                16,000              588,160
  C.R. Bard                                          10,800              877,500
  Guidant                                            26,800            1,613,360
  Zimmer Holdings *                                  25,650            1,805,760
                                                                    ------------
                                                                       5,728,150
Hotels Restaurants & Leisure (1.1%)
  Yum! Brands *                                      33,500            1,152,400
                                                                    ------------
                                                                       1,152,400
Household Products (3.1%)
  Clorox                                             12,400              602,144
  Procter & Gamble                                   25,100            2,506,988
                                                                    ------------
                                                                       3,109,132
Industrial Conglomerates (7.7%)
  General Electric                                  107,900            3,342,742
  3M                                                 51,900            4,413,057
                                                                    ------------
                                                                       7,755,799
Insurance (0.5%)
  Metlife                                            13,600              457,912
                                                                    ------------
                                                                         457,912
Media (1.2%)
  Walt Disney                                        50,500            1,178,165
                                                                    ------------
                                                                       1,178,165
Multiline Retail (3.7%)
  Federated Department Stores                        20,800              980,304
  Wal-Mart Stores                                    51,000            2,705,550
                                                                    ------------
                                                                       3,685,854
Personal Products (1.8%)
  Avon Products                                       8,100              546,669
  Gillette                                           33,500            1,230,455
                                                                    ------------
                                                                       1,777,124
Pharmaceuticals (15.1%)
  Bristol-Myers Squibb                               50,300            1,438,580
  CVS                                                20,900              754,908
  Johnson & Johnson                                  55,300            2,856,798
  Merck                                              30,800            1,422,960
  Pfizer                                            178,280            6,298,632
  Watson Pharmaceuticals *                           16,100              740,600
  Wyeth                                              36,600            1,553,670
                                                                    ------------
                                                                      15,066,148
Software (9.7%)
  Adobe Systems                                      12,400              487,320
  Microsoft                                         211,900            5,835,726
  Oracle *                                          262,700            3,467,640
                                                                    ------------
                                                                       9,790,686
Specialty Retail (3.8%)
  Best Buy                                           22,700            1,185,848
  Home Depot                                         34,400            1,220,856
  Lowe's Companies                                   26,400            1,462,296
                                                                    ------------
                                                                       3,869,000
Semiconductors & Semiconductor Equipment (7.9%)
  Applied Materials *                                51,500            1,156,175
  Intel                                             165,100            5,316,220

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 33

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

DESCRIPTION                                                                               SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - continued
  National Semiconductor *                                                                  8,500         $    334,985
  Texas Instruments                                                                        40,000            1,175,200
                                                                                                          ------------
                                                                                                             7,982,580
Tobacco (2.3%)
  Altria Group                                                                             43,100            2,345,502
                                                                                                          ------------
                                                                                                             2,345,502
Thrifts & Mortgage Finance (2.4%)
  Countrywide Financial                                                                    31,600            2,396,860
                                                                                                          ------------
                                                                                                             2,396,860
Wireless Telecommunication Services (0.9%)
  Nextel Communications *                                                                  33,000              925,980
                                                                                                          ------------
                                                                                                               925,980

TOTAL COMMON STOCK (IDENTIFIED COST $86,584,719)                                                            98,031,662
                                                                                                          ------------

                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (2.6%)                           RATE              DATE            AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                      0.650%          1/2/2004       $  2,659,607       $  2,659,607
  DATED 12/31/03 (Repurchase value $2,659,703                                                             ------------
  collateralized by $2,787,921 FHLMC Pool #D96265,
  09-1-23, market value $2,739,395)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,659,607)                                                    2,659,607
                                                                                                          ------------


TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $89,244,326)(1)                                                100,691,269
TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                   (133,855)
                                                                                                          ------------
TOTAL NET ASSETS (100.0%)                                                                                 $100,557,414
                                                                                                          ============



--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
* Non-income producing security.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 34

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCK (99.1%)

Aerospace & Defense (4.2%)
  General Dynamics                                   19,000          $ 1,717,410
  United Technologies                                15,500            1,468,935
                                                                     -----------
                                                                       3,186,345
Air Freight & Logistics (0.2%)
  FedEx                                               1,900              128,250
                                                                     -----------
                                                                         128,250
Auto Components (1.8%)
  Dana                                               13,100              240,385
  Johnson Controls                                    2,100              243,852
  Lear                                               13,900              852,487
                                                                     -----------
                                                                       1,336,724
Biotechnology (1.1%)
  Genzyme *                                          16,900              833,846
                                                                     -----------
                                                                         833,846
Commercial Banks (12.0%)
  Bank of America                                    37,700            3,032,211
  Bank One                                           37,900            1,727,861
  Charter One Financial                              13,300              459,515
  Hibernia                                           30,500              717,055
  Unionbancal                                        20,000            1,150,800
  Wachovia                                           41,100            1,914,849
                                                                     -----------
                                                                       9,002,291
Capital Markets (4.8%)
  Franklin Resources                                  5,500              286,330
  Goldman Sachs                                       4,600              454,158
  Merrill Lynch                                      36,800            2,158,320
  Morgan Stanley                                     12,700              734,949
                                                                     -----------
                                                                       3,633,757
Chemicals (0.4%)
  PPG Industries                                      4,500              288,090
                                                                     -----------
                                                                         288,090
Commercial Services & Supplies (1.5%)
  Cendant *                                          31,800              708,186
  Republic Services                                   8,600              220,418
  Waste Management                                    6,000              177,600
                                                                     -----------
                                                                       1,106,204
Communications Equipment (2.2%)
  Motorola                                          118,800            1,671,516
                                                                     -----------
                                                                       1,671,516
Computers & Peripherals (2.0%)
  Hewlett-Packard                                    47,752            1,096,863
  NCR *                                              11,100              430,680
                                                                     -----------
                                                                       1,527,543
Consumer Finance (1.6%)
  Capital One Financial                               8,000              490,320
  MBNA                                               27,600              685,860
                                                                     -----------
                                                                       1,176,180
Containers & Packaging (0.6%)
  Temple-Inland                                       7,400              463,758
                                                                     -----------
                                                                         463,758

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 35

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES              VALUE
--------------------------------------------------------------------------------
Diversified Financial Services (7.2%)
  Citigroup                                         112,187          $ 5,445,557
                                                                     -----------
                                                                       5,445,557
Diversified Telecommunication Services (6.0%)
  AT&T                                               57,300            1,163,190
  CenturyTel                                         20,200              658,924
  Citizens Communications*                           74,700              927,774
  Cox Communications *                                7,400              254,930
  SBC Communications                                 20,200              526,614
  Sprint - FON                                       44,600              732,332
  Telephone & Data Systems                            3,400              212,670
                                                                     -----------
                                                                       4,476,434
Electric Utilities (3.9%)
  American Electric Power                            14,400              439,344
  Edison International                                6,000              131,580
  Entergy                                             8,000              457,040
  Exelon                                             25,200            1,672,272
  Pinnacle West Capital                               4,800              192,096
                                                                     -----------
                                                                       2,892,332
Energy Equipment & Services (0.4%)
  Halliburton                                        12,700              330,200
                                                                     -----------
                                                                         330,200
Food & Staples Retailing (1.1%)
  SuperValu                                          29,800              851,982
                                                                     -----------
                                                                         851,982
Health Care Providers & Services (2.4%)
  Anthem *                                            6,900              517,500
  McKesson                                           15,800              508,128
  Medco Health Solutions *                           22,700              771,573
                                                                     -----------
                                                                       1,797,201
Household Durables (1.7%)
  Fortune Brands                                     18,300            1,308,267
                                                                     -----------
                                                                       1,308,267
Industrial Conglomerates (0.7%)
  Tyco International                                 21,000              556,500
                                                                     -----------
                                                                         556,500
Insurance (7.0%)
  AMBAC Financial Group                              13,000              902,070
  American International Group                       20,100            1,332,228
  MBIA                                                5,900              349,457
  St. Paul Companies                                 31,300            1,241,045
  ACE                                                18,100              749,702
  XL Capital Class A                                  8,700              674,685
                                                                     -----------
                                                                       5,249,187
IT Services (2.5%)
  Computer Sciences *                                 9,400              415,762
  Concord EFS *                                      30,400              451,136
  Convergys *                                        12,400              216,504
  Sungard Data Systems *                             27,400              759,254
                                                                     -----------
                                                                       1,842,656
Machinery (0.1%)
  Caterpillar                                           900               74,718
                                                                     -----------
                                                                          74,718

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 36

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES              VALUE
--------------------------------------------------------------------------------

Media (6.2%)
  Comcast *                                          51,273          $ 1,685,344
  Gannett                                             2,000              178,320
  Liberty Media Class A                              33,600              399,504
  Time Warner *                                      96,500            1,736,035
  Viacom                                             14,500              643,510
                                                                     -----------
                                                                       4,642,713
Multi-Utilities & Unregulated Power (1.4%)
  Energy East                                        31,100              696,640
  Public Service Enterprise                           7,700              337,260
                                                                     -----------
                                                                       1,033,900
Multiline Retail (1.9%)
  Federated Department Stores                        29,700            1,399,761
                                                                     -----------
                                                                       1,399,761
Oil & Gas (10.4%)
  Burlington Resources                               12,700              703,326
  Chesapeake Energy                                  17,800              241,724
  ChevronTexaco                                      16,977            1,466,643
  ConocoPhillips                                     14,223              932,602
  Devon Energy                                       11,406              653,108
  Exxon Mobil                                        86,776            3,557,816
  Pogo Producing                                      4,800              231,840
                                                                     -----------
                                                                       7,787,059
Paper & Forest Products (1.5%)
  International Paper                                 6,500              280,215
  Weyerhaeuser                                       12,900              825,600
                                                                     -----------
                                                                       1,105,815
Pharmaceuticals (1.2%)
  CVS                                                13,600              491,232
  King Pharmaceuticals *                             26,100              398,286
                                                                     -----------
                                                                         889,518
Real Estate (0.6%)
  Istar Financial                                     6,900              268,410
  Kaufman & Broad                                     3,000              217,560
                                                                     -----------
                                                                         485,970
Road & Rail (1.6%)
  CSX                                                11,300              406,122
  Union Pacific                                      11,600              805,968
                                                                     -----------
                                                                       1,212,090
Semiconductors & Semiconductor Equipment (1.6%)
  LSI Logic *                                        18,900              167,643
  National Semiconductor *                            6,500              256,165
  Texas Instruments                                  27,000              793,260
                                                                     -----------
                                                                       1,217,068
Specialty Retail (1.0%)
  Home Depot                                         21,300              755,937
                                                                     -----------
                                                                         755,937
Thrifts & Mortgage Finance (3.8%)
  Countrywide Financial                              15,200            1,152,920
  Golden West Financial                               4,500              464,355
  Federal Home Loan Mortgage                         20,900            1,218,888
                                                                     -----------
                                                                       2,836,163

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 37

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

DESCRIPTION                                                                               SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods (0.9%)
  Foot Locker                                                                              30,300         $    710,535
                                                                                                          ------------
                                                                                                               710,535
Tobacco (1.6%)
  Altria Group                                                                             21,500            1,170,030
                                                                                                          ------------
                                                                                                             1,170,030

TOTAL COMMON STOCK (IDENTIFIED COST $66,660,592)                                                            74,426,097
                                                                                                          ------------


                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.4%)                           RATE              DATE            AMOUNT               VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                      0.650%           1/2/2004        $  189,726       $    189,726
  DATED 12/31/03 (Repurchase value $189,733
  collateralized by $193,194 FARM Pool # 105527,
  11-1-18, market value $195,418)
  United States Treasury Bill(1)                        0.910%           3/4/2004            50,000             49,929
                                                                                                          ------------
  United States Treasury Bill(1)                        0.930%          2/19/2004            65,000             64,918
                                                                                                          ------------
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $304,564)                                                   $    304,573
                                                                                                          ------------



TOTAL INVESTMENTS (99.5%) (IDENTIFIED COST $66,965,156)(2)                                                  74,730,670
TOTAL OTHER ASSETS LESS LIABILITIES (0.5%)                                                                     330,906
                                                                                                          ------------
TOTAL NET ASSETS (100.0%)                                                                                 $ 75,061,576
                                                                                                          ============

-----------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS
                                                                                                           UNREALIZED
                                                                        UNITS PER        CURRENT          APPRECIATION/
  TYPE                              EXPIRATION        CONTRACTS         CONTRACT           VALUE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
  EMINI S&P 500 FUTURE               3/19/2004           10                250           $  277,625       $     11,033






--------------------------------------------------------------------------------
* Non-income producing security.
(1) Security has been segregated as collateral to cover margin requirements for open futures contracts as of December 31, 2003.
(2) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 38

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                        SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCK (98.9%)

Aerospace & Defense (0.0%)
  Allied Defense Group*                              2,800         $     66,948
                                                                   ------------
                                                                         66,948
Air Freight & Logistics (0.4%)
  The Brink's                                        8,600              194,446
  EGL*                                              17,500              307,300
                                                                   ------------
                                                                        501,746
Airlines (1.1%)
  AMR*                                              23,900              309,505
  Airtran Holdings*                                 29,400              349,860
  America West Holding Class B*                     20,700              256,680
  Continental Airlines*                             25,000              406,750
  Mair Holdings*                                     4,000               29,120
  Mesa Airlines*                                    18,700              234,124
                                                                   ------------
                                                                      1,586,039
Auto Components (0.3%)
  Bandag                                             6,300              259,560
  Stattec Security*                                  2,300              140,093
                                                                   ------------
                                                                        399,653
Automobiles (0.7%)
  Wabash National*                                  32,600              955,180
                                                                   ------------
                                                                        955,180
Beverages (0.6%)
  Constellation Brands Class A*                     12,700              418,211
  PepsiAmericas                                     23,500              402,320
                                                                   ------------
                                                                        820,531
Biotechnology (3.1%)
  Applera*                                           8,700              121,017
  Arrow International*                               7,000              174,860
  BioReliance*                                       4,200              200,844
  Diversa*                                          17,900              165,575
  Genencor International*                           16,000              252,000
  Genentech*                                        12,300            1,150,911
  Gilead Sciences*                                   4,500              261,630
  Introgen Therapeutics*                            22,200              187,812
  Invitrogen*                                       17,600            1,232,000
  Kosan Biosciences*                                45,100              444,686
  Maxygen*                                          17,100              181,773
                                                                   ------------
                                                                      4,373,108
Building Products (0.3%)
  Penn Engineering & Manufacturing                   5,900              112,277
  US Concrete*                                      22,000              141,900
  USG*                                               6,000               99,420
                                                                   ------------
                                                                        353,597
Capital Markets (2.1%)
  Affiliated Managers Group*                         5,600              389,704
  E Trade Financial*                                39,400              498,410
  Investment Technology Group*                       9,500              153,425
  Jefferies Group                                   37,900            1,251,458
  Knight Trading Group*                             26,400              386,496
  SEI Investments Company                            9,200              280,324
                                                                   ------------
                                                                      2,959,817

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 39

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES              VALUE
--------------------------------------------------------------------------------

Chemicals (0.8%)
  Airgas                                              7,900          $   169,692
  Arch Chemicals                                      7,400              189,884
  Cytec Industries*                                  10,300              395,417
  Lubrizol                                            8,100              263,412
  OM Group*                                           5,900              154,521
                                                                     -----------
                                                                       1,172,926
Commercial Banks (4.7%)
  BankAtlantic Bancorp                               45,000              855,000
  Bank Utd*                                          26,400                3,168
  Bankunited Financial Class A*                      15,100              389,429
  Banner Corporation                                  3,000               75,450
  Corus Bankshares                                    4,400              138,864
  Downey Financial                                    5,700              281,010
  First Place Financial                               9,900              193,347
  Firstmerit Corporation                             19,600              528,612
  Greater Bay Bancorp                                14,900              424,352
  Local Financial*                                    8,400              175,056
  PAB Bankshares                                      2,400               37,296
  Popular                                            27,700            1,244,838
  Republic Bancorp                                    6,200              121,148
  UMB Financial                                      10,825              514,621
  Unionbancal                                        26,600            1,530,564
  United Community Financial                          4,200               47,922
                                                                     -----------
                                                                       6,560,677
Commercial Services & Supplies (4.8%)
  Adminstaff*                                         5,000               86,900
  Aspect Communications*                              9,800              154,448
  Banta                                              13,700              554,850
  Carriage Services*                                 41,900              155,030
  Checkfree*                                          6,500              179,725
  Corrections Corporation Of America*                24,300              700,569
  Credit Acceptance*                                  5,600               85,680
  Forrester Research*                                 8,800              157,256
  Gevity HR                                           3,500               77,840
  G & K Services                                      5,800              213,150
  Global Payments                                     9,780              460,834
  John H. Harland Corporation                         6,700              182,910
  ITT Educational Services*                          12,300              577,731
  Imagistics International*                          19,600              735,000
  Juno Lighting*                                        100                2,250
  Kforce*                                             9,000               84,060
  Learning Tree International*                       14,700              255,633
  NCO Group*                                          2,000               45,540
  Pacer International*                                5,500              111,210
  Prepaid Legal Services*                             6,400              167,168
  Right Management Consultants*                      19,100              356,406
  Sourcecorp*                                        15,600              399,828
  Tetra Tech*                                         9,400              233,684
  Viad                                               19,700              492,500
  Volt Info Sciences*                                12,300              277,980
                                                                     -----------
                                                                       6,748,182
Communications Equipment (3.6%)
  Adtran                                             39,800            1,233,800

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 40

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES               VALUE
--------------------------------------------------------------------------------

 Communications Equipment - continued
   Advanced Fibre Communications*                    17,600          $   354,640
   Anixter International*                            12,900              333,852
   Communications Systems                             2,800               22,428
   Foundry Networks*                                 31,100              850,896
   Hughes Electronics                                46,182              764,304
   Juniper Networks*                                  7,500              140,100
   Silicon Laboratories*                             12,000              518,640
   Tekelec*                                          20,900              324,995
   Utstarcom*                                         6,600              244,662
   Wireless Facilities*                              18,200              270,452
                                                                     -----------
                                                                       5,058,769
 Computers & Peripherals (1.2%)
   Hutchinson Tech*                                   9,000              276,660
   Iomega*                                           12,700               75,946
   Maxtor*                                            8,800               97,680
   Qualstar*                                            300                1,443
   Sandisk*                                           3,000              183,420
   Storage Technology*                               29,000              746,750
   Zebra Technologies*                                4,800              318,576
                                                                     -----------
                                                                       1,700,475
 Construction & Engineering (0.5%)
   Lennar                                             3,500              336,000
   Palm Harbor Homes*                                14,300              255,541
   Perini*                                            4,900               44,835
   Rayonier                                           1,582               65,669
                                                                     -----------
                                                                         702,045
 Construction Materials (0.2%)
   Hughes Supply*                                     5,700              282,834
                                                                     -----------
                                                                         282,834
 Containers & Packaging (0.9%)
   Caraustar*                                        12,000              165,600
   Crown Holdings*                                   17,600              159,456
   Jarden*                                           18,750              512,625
   Smurfit- Stone Container*                         11,100              206,127
   Sonoco                                             9,600              236,352
                                                                     -----------
                                                                       1,280,160
 Distributors (0.7%)
   Brightpoint*                                      36,525              630,056
   Memberworks*                                      15,100              410,267
                                                                     -----------
                                                                       1,040,323
 Diversified Financial Services (8.0%)
   Banknorth Group                                    7,100              230,963
   Berkshire Hathaway*                                   55            4,633,750
   Cash Amer International                            4,100               86,838
   CIT Group                                         33,100            1,189,945
   Capital Crossing Bank*                             1,200               56,809
   City Holding                                       3,600              126,000
   City National                                     10,800              670,896
   CompuCredit Corporation*                          39,100              832,048
   Gold Banc Corporation                             24,900              350,094
   GreenPoint Financial                              32,550            1,149,666
   Hudson United Bancorp                             18,500              683,575
   Provident Financial Group                         34,900            1,115,055

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 41

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                        SHARES              VALUE
--------------------------------------------------------------------------------

Diversified Financial Services - continued
  Riggs National                                     3,900         $     64,467
                                                                   ------------
                                                                     11,190,106
Diversified Telecommunication Services (0.8%)
  Cincinnati Bell*                                  26,500              133,825
  Cox Communications*                               25,100              864,695
  Shenandoah Telecommunications                      1,100               56,386
                                                                   ------------
                                                                      1,054,906
Electric Utilities (0.3%)
  Central Vermont Public Service                    17,900              420,650
  Unitil                                             1,400               36,120
                                                                   ------------
                                                                        456,770
Electrical Equipment (2.2%)
  AVX                                                2,800               46,536
  Belden                                            17,400              366,966
  Energizer Holdings*                               40,200            1,509,912
  Littlefuse*                                        9,800              282,436
  Mestek*                                            1,400               26,964
  Pentair                                            8,200              374,740
  Sigmatron International*                           8,600              224,374
  Technitrol*                                       11,200              232,288
                                                                   ------------
                                                                      3,064,216
Electronic Equipment & Instruments (2.7%)
  Arrow Electronics                                 47,000            1,087,580
  Avnet*                                            45,000              974,700
  Benchmark Electronics*                             5,550              193,196
  Checkpoint Systems*                               29,700              561,627
  Integrated Circuit Systems*                       12,200              347,578
  Tech Data*                                         1,700               67,473
  Unova*                                            15,900              364,905
  Vishay Intertechnology*                           10,800              247,320
                                                                   ------------
                                                                      3,844,379
Energy Equipment & Services (1.4%)
  Gulf Island Fabrication*                          18,900              321,867
  Kaneb Services                                     9,900              315,513
  Oil States International*                         20,000              278,800
  Servicemaster                                     38,700              450,855
  Smith International*                               4,800              199,296
  TETRA Technologies*                               17,100              414,504
                                                                   ------------
                                                                      1,980,835
Food & Staples Retailing (0.2%)
  Ruddick                                           16,800              300,720
                                                                   ------------
                                                                        300,720
Food Products (1.0%)
  Chiquita Brands International*                    14,900              335,697
  Dean Foods*                                        7,353              241,693
  Hormel Foods                                       1,800               46,458
  Lance                                             10,500              157,815
  Tyson Foods                                       46,600              616,984
                                                                   ------------
                                                                      1,398,647
Gas Utilities (0.8%)
  Equitable Resources                                4,300              184,556
  Laclede Group                                      6,400              182,720
  TC Pipelines                                       2,100               68,878

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 42

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES             VALUE
--------------------------------------------------------------------------------
Gas Utilities - continued
  UGI                                               20,850         $    706,815
                                                                   ------------
                                                                      1,142,969
Health Care Providers & Services (5.3%)
  AMN Healthcare Services*                          17,000              291,720
  AdvancePCS*                                       13,600              716,176
  America Service Group*                             4,900              151,454
  Centene*                                           9,000              252,090
  Coventry Health Care*                              7,000              451,430
  Davita*                                           12,900              503,100
  Healthextras*                                     26,700              357,780
  Health Net*                                       19,900              650,730
  Kindred Healthcare*                               11,000              571,780
  Laboratory Corporation America*                    4,200              155,190
  Maximus*                                          20,400              798,252
  Mid Atlantic Mecical Services*                    11,400              738,720
  PSS World Medical*                                28,200              340,374
  Pacificare Health Systems                          2,500              169,000
  Pediatrix Med Group*                               6,800              374,612
  Sierra Health Services*                           16,500              452,925
  Varian Med Systems*                                5,700              393,870
  Vital Signs                                        1,900               62,130
                                                                   ------------
                                                                      7,431,333
Health Care Equipment & Supplies (4.3%)
  Angelica                                          10,000              220,000
  Beckman Coulter                                   29,500            1,499,485
  Cantel Medical*                                    6,400              103,616
  Closure Medical*                                   7,100              240,903
  Cooper                                            11,000              518,430
  CYTYC*                                            26,000              357,760
  Fisher Scientific International*                   5,900              244,083
  Gen-Probe*                                        35,200            1,283,744
  Hillenbrand Industries                             8,100              502,686
  IDX Systems*                                      14,100              378,162
  Henry Schein*                                      9,100              614,978
                                                                   ------------
                                                                      5,963,847
Hotels Restaurants & Leisure (3.1%)
  CBRL Group                                        23,300              891,458
  CEC Entertainment*                                 4,100              194,299
  Checkers Drive-In Restaurant*                     46,700              486,147
  Dave & Buster's*                                  11,400              144,552
  GTECH Holdings                                    30,800            1,524,292
  Lone Star SteakHouse                              25,500              591,090
  MGM Mirage*                                        5,100              191,811
  Marcus                                               500                8,200
  Regal Entertainment Group Class A                 10,700              219,564
  Station Casinos                                    3,000               91,890
                                                                   ------------
                                                                      4,343,303
Household Durables (2.5%)
  Harman International Industry                      8,400              621,432
  Hovnanian Enterprises Class A*                     6,300              548,478
  M/I Schottenstein Homes                            1,900               74,195
  NVR*                                               1,400              652,400
  Ryland Group                                      16,400            1,453,696

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 43

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES             VALUE
--------------------------------------------------------------------------------

Household Durables - continued
  Toll Brothers*                                      4,900         $    194,824
                                                                    ------------
                                                                       3,545,025
Household Products (0.6%)
  Church & Dwight                                     3,400              134,640
  Dial                                               24,100              686,127
  Oil-Dri                                               200                3,182
                                                                    ------------
                                                                         823,949
Industrial Conglomerates (0.4%)
  Allete                                             15,400              471,240
  Standex International                               3,100               86,800
                                                                    ------------
                                                                         558,040
Insurance (4.9%)
  Alleghany*                                            500              111,250
  American Financial Group                            6,400              169,344
  Argonaut Group*                                     4,500               69,930
  FPIC Insurance Group*                                 400               10,036
  Fidelity National Financial                        35,001            1,357,339
  First American Financial                           13,500              401,895
  Landamerica Financial Group                        15,100              789,126
  Nationwide                                         21,100              697,566
  Old Republic International                         40,950            1,038,492
  Protective Life                                    24,700              835,848
  Stancorp Financial Group                            5,400              339,552
  Stewart Information Services                        8,900              360,895
  Transatlantic Holdings                              4,200              339,360
  Unitrin                                             7,900              327,139
                                                                    ------------
                                                                       6,847,772
Internet & Catalog Retail (0.4%)
  Amazon.com*                                        10,900              573,776
                                                                    ------------
                                                                         573,776
Internet Software & Services (1.6%)
  Avocent*                                            3,800              138,776
  InterActive*                                       15,836              537,315
  PC-Tel*                                            18,300              194,163
  QRS*                                               18,900              153,468
  Register.com*                                      28,902              151,736
  Sonicwall*                                         17,000              132,600
  United Online*                                     24,900              418,071
  Valueclick*                                        11,500              104,420
  Verisign*                                          24,800              404,240
                                                                    ------------
                                                                       2,234,789
IT Services (1.5%)
  Affiliated Computer Services*                       4,600              250,516
  American Management Systems*                       24,000              361,680
  DST Systems*                                        9,400              392,544
  Datalink*                                          10,100               38,279
  Intergraph*                                        29,700              710,424
  Planar Systems*                                    16,800              408,576
                                                                    ------------
                                                                       2,162,019
Leisure Equipment & Products (0.3%)
  Shuffle Master*                                     7,800              270,036
  Sportsman's Guide*                                  6,800              116,613
                                                                    ------------
                                                                         386,649

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 44

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES             VALUE
--------------------------------------------------------------------------------

Machinery (1.3%)
  Albany International                               10,500         $    355,950
  Applied Industrial Tech                             7,200              171,792
  Barnes Group                                        3,500              113,085
  Briggs & Stratton                                   4,100              276,340
  CLARCOR                                             5,900              260,190
  NACCO Industries                                    4,100              366,868
  Reliance Steel & Aluminum                           4,900              162,729
  Rofin-Sinar Technologies*                           2,800               96,768
                                                                    ------------
                                                                       1,803,722
Media (4.0%)
  Acme Communications*                               15,900              139,761
  Cadmus Communications                               7,200               93,600
  Cox Radio*                                          8,900              224,547
  Fisher Communications*                              2,300              117,300
  Fox Entertainment Group Class A*                   15,500              451,825
  Gray Television                                       800               12,136
  Grey Global Group                                     300              204,915
  Hearst-Argyle Television                           15,700              432,692
  Liberty Media Class A*                            120,000            1,426,800
  Lynch Interactive*                                  2,500               59,625
  Metro-Goldwyn-Mayer*                               24,258              414,569
  News                                                    0                   11
  PanAmSat*                                          20,300              437,668
  Pegasus Communications*                            20,800              584,064
  The Washington Post Company                           800              633,120
  Westwood One*                                      10,600              362,626
                                                                    ------------
                                                                       5,595,259
Metals & Mining (0.7%)
  Carpenter Technology                                9,200              272,044
  Cleveland-Cliffs*                                   5,800              295,510
  Material Sciences*                                  9,200               93,012
  Mueller Industries*                                 4,800              164,928
  RTI International Metals*                           7,700              129,899
  Southern Peru Copper                                1,500               70,740
                                                                    ------------
                                                                       1,026,133
Multi-Utilities & Unregulated Power (1.1%)
  Energy East                                        32,500              728,000
  ONEOK                                              16,700              368,736
  Westar Energy                                      22,700              459,675
                                                                    ------------
                                                                       1,556,411
Multiline Retail (0.8%)
  BJ's Wholesale Club*                               17,500              401,800
  Deb Shops                                           5,300              113,950
  Saks*                                              38,000              571,520
                                                                    ------------
                                                                       1,087,270
Oil & Gas (3.0%)
  Cabot Oil & Gas                                     8,000              234,800
  Energy Partners*                                   18,400              255,760
  Giant Industries*                                   8,400              100,632
  Houston Exploration*                                4,600              167,992
  Magellan Midstream Partners                         3,300              165,000
  NATCO Group*                                        8,500               64,515
  Newfield Exploration*                               3,500              155,890

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 45

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES             VALUE
--------------------------------------------------------------------------------

Oil & Gas - continued
  Pacific Energy Partners*                           13,400         $    393,022
  Patina Oil & Gas                                    7,875              385,796
  T-3 Energy Services*                                  500                2,900
  Tesoro Petroleum*                                   2,800               40,796
  Ultra Petroleum*                                   14,200              349,604
  Westport Resources*                                22,800              680,808
  World Fuel Services                                18,800              638,260
  XTO Energy                                         20,199              571,632
                                                                    ------------
                                                                       4,207,407
Paper & Forest Products (0.1%)
  Potlatch                                            3,400              118,218
                                                                    ------------
                                                                         118,218
Personal Products (0.1%)
  Estee Lauder                                        2,400               94,224
                                                                    ------------
                                                                          94,224
Pharmaceuticals (1.6%)
  Aaipharma*                                         15,000              376,800
  Barr Labs*                                          2,700              207,765
  D&K Healthcare Resources                           12,500              169,500
  Emisphere Technologies*                            19,000              104,120
  Imclone Systems*                                    2,400               95,184
  Mylan Labs                                         16,475              416,159
  Perrigo                                            32,100              504,612
  Pharmacyclics*                                     19,000              140,600
  PRAECIS Pharmaceuticals*                            5,200               33,488
  Serologicals*                                      13,000              241,800
                                                                    ------------
                                                                       2,290,028
Real Estate (6.3%)
  Brandywine Realty                                  15,200              406,904
  Capital Automotive REIT                            34,200            1,094,400
  Crescent Real Estate Equities                      18,200              311,766
  Equity Inns                                        22,900              207,245
  General Growth Properties                          47,100            1,307,025
  Getty Realty                                        9,700              253,655
  Hanover Capital Mortgage Holdings                  12,200              150,548
  Heritage Property Investment                        2,300               65,435
  Jones Lang LaSalle*                                18,300              379,359
  Kimco Realty                                        2,300              102,925
  Manufactured Home Communities                       6,100              229,665
  Newhall Land & Faming                               5,400              218,052
  Omega Healthcare Investors                         47,600              444,108
  PS Business Parks                                  11,700              482,742
  Public Storage                                     23,200            1,006,648
  Redwood Trust                                       5,000              254,250
  Rouse                                              23,300            1,095,100
  Sizeler Property Investors                         27,500              294,525
  Tanger Factory Outlet Center                        7,200              293,040
  Town & Country                                      3,900               98,865
  Wellsford Real Properties*                          5,900              109,740
                                                                    ------------
                                                                       8,805,997
Semiconductors & Semiconductor Equipment (2.5%)
  Amkor Technology*                                  43,900              799,419
  Cypress Semiconductor*                             11,200              239,232

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 46

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                          SHARES             VALUE
--------------------------------------------------------------------------------

Semiconductors & Semiconductor Equipment - continued
  ESS Technology*                                    66,000         $  1,122,660
  Inter-Tel                                          23,000              574,540
  Lam Research*                                       5,000              161,500
  MEMC Electronic Materials*                         13,000              125,060
  Semtech*                                            7,300              165,929
  Standard Microsystems*                              7,400              187,220
  Supertex*                                           7,700              147,070
  Ultratech Stepper*                                  2,000               58,740
                                                                    ------------
                                                                       3,581,370
Software (2.3%)
  Ansoft*                                             7,000               89,810
  Bottomline Technologies*                           16,500              148,500
  Kronos*                                             5,475              216,865
  MAPICS*                                            16,800              219,912
  OPNET Technologies*                                17,100              281,466
  RSA Security*                                      33,100              470,020
  Reynolds & Reynolds                                 7,200              209,160
  Transaction Systems Architects*                    57,100            1,292,173
  Ulticom*                                           26,800              258,620
                                                                    ------------
                                                                       3,186,526
Specialty Retail (3.6%)
  Advanced Auto Parts*                               13,100            1,066,340
  Barnes & Noble*                                    46,400            1,524,240
  Blockbuster Class A                                 6,300              113,085
  Borders Group*                                      7,600              166,592
  Claire's Stores                                    13,000              244,920
  Footstar*                                          41,500              161,020
  Rent A Center*                                     16,500              493,020
  Ross Stores                                         9,400              248,442
  Williams Sonoma*                                    6,400              222,528
  Zale*                                              14,300              760,760
                                                                    ------------
                                                                       5,000,947
Textiles, Apparel & Luxury Goods (1.4%)
  Brown Shoe Company                                  1,200               45,516
  Coach*                                             29,800            1,124,950
  Oxford Industries                                   5,800              196,504
  Russell                                            25,000              439,000
  Unifi*                                             13,800               89,010
                                                                    ------------
                                                                       1,894,980
Thrifts & Mortgage Finance (0.9%)
  Delta Financial*                                    8,800               63,008
  New Century Financial                              13,650              541,496
  PFF Bancorp                                        17,920              650,138
                                                                    ------------
                                                                       1,254,641
Trading Companies & Distributors (0.4%)
  United Stationers*                                 15,400              630,168
                                                                    ------------
                                                                         630,168
Wireless Telecommunication Services (0.5%)
  COMARCO*                                           20,800              228,800
  Nextel Partners*                                   17,100              229,995
  Telular*                                            5,800               37,990
  Western Wireless*                                   9,900              181,764
                                                                    ------------
                                                                         678,549

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 47

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

DESCRIPTION                                                                              SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK (IDENTIFIED COST $100,850,007)                                                        $138,678,909
                                                                                                         ------------

RIGHTS (0.1%)

  Information Resources*                                                                  66,500              119,700
                                                                                                         ------------
TOTAL RIGHTS (IDENTIFIED COST $123,025)                                                                       119,700
                                                                                                         ------------

                                                      INTEREST          MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (0.6%)                           RATE              DATE            AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                      0.650%           1/2/2004      $   815,787       $    815,787
  DATED 12/31/03 (Repurchase value $815,816                                                              ------------
  collateralized by $780,847 FNMA Pool #313525,
  05-1-12, market value $840,261)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $815,787)                                                       815,787
                                                                                                         ------------


TOTAL INVESTMENTS (99.6%) (IDENTIFIED COST $101,788,819)(1)                                               139,614,396
TOTAL OTHER ASSETS LESS LIABILITIES (0.4%)                                                                    538,828
                                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                                $140,153,224
                                                                                                         ============



--------------------------------------------------------------------------------
* Non-income producing security.
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 48

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCK (99.8%)

Australia (2.7%)
  BHP Billiton                                       72,800         $    668,636
  National Australia Bank                            15,000              338,487
  News Corporation                                   39,600              357,741
  Woodside Petroleum                                 47,400              528,560
                                                                    ------------
                                                                       1,893,424
Belgium (1.1%)
  Dexia                                              45,300              780,521
                                                                    ------------
                                                                         780,521
Brazil (1.6%)
  Cia Vale Do Rio Doce ADR                           14,000              819,000
  Unibanco-Uniao de Bancos Brasil                    13,700              341,815
                                                                    ------------
                                                                       1,160,815
Finland (1.9%)
  Nokia Oyj                                          76,500            1,322,923
                                                                    ------------
                                                                       1,322,923
France (12.3%)
  Aventis                                            22,800            1,506,961
  Axa                                                35,210              753,674
  BNP Paribas                                        16,850            1,060,988
  Compagnie De Saint - Gobain                        23,800            1,165,082
  Dassault Systems                                   13,131              598,911
  Imerys                                              3,691              777,027
  TotalFinElf                                        15,839            2,944,836
                                                                    ------------
                                                                       8,807,479
Germany (6.3%)
  BASF                                                7,100              400,763
  Bayerische Motoren Werke                           25,890            1,206,653
  Deutsch Post                                       29,300              603,148
  Deutsche Bank                                      10,200              847,855
  Schering                                           11,200              567,345
  Siemens                                            10,800              869,121
                                                                    ------------
                                                                       4,494,885
India (0.5%)
  Infosys Technologies ADR                            4,100              392,370
                                                                    ------------
                                                                         392,370
Ireland (0.8%)
  Bank of Ireland                                    39,500              539,089
                                                                    ------------
                                                                         539,089
Italy (4.6%)
  ENI                                               135,500            2,556,859
  Telecom Italia Spa*                               352,706              718,491
                                                                    ------------
                                                                       3,275,350
Japan (19.1%)
  Canon                                              31,000            1,443,408
  Chugai Pharmaceutical                              29,400              422,743
  Fuji Photo Film                                    25,000              807,129
  Hirose Electric                                     4,400              504,992
  Honda Motor                                        23,700            1,052,645
  Hoya                                                8,900              817,169
  Kao                                                21,000              427,172
  Matsushita Electric Industrial                     36,000              497,826

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 49

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES              VALUE
--------------------------------------------------------------------------------
Japan - continued
  Mitsubishi                                         39,000         $    413,399
  Mitsubishi Tokyo Financial Group                       78              608,454
  Nikko Cordial                                     119,000              662,900
  Nintendo                                            5,000              466,548
  Nippon Telephone & Telegraph                          120              578,893
  Nippon Unipac Holding                                  70              361,202
  NTT DoCoMo                                            224              507,903
  Secom                                              13,500              503,872
  Sharp                                              21,000              331,352
  Shin-Etsu Chemical                                 11,300              461,827
  Sony                                               11,800              408,491
  Sumitomo                                           86,000              641,168
  Takeda Chemical Industries                         19,600              777,270
  Takefuji                                            6,380              298,253
  Yamanouchi Pharmaceutical                          20,300              630,764
                                                                    ------------
                                                                      13,625,380
Mexico (0.4%)
  Walmart De Mexico                                 110,000              313,538
                                                                    ------------
                                                                         313,538
Netherlands (6.3%)
  ABN AMRO                                           41,500              971,019
  Fortis                                             24,200              487,479
  Heineken                                            8,720              332,059
  ING Groep                                          30,762              717,443
  Philips Electronics                                27,000              788,407
  Reed Elsevier                                      46,590              578,848
  Wolters Kluwer                                     41,300              645,963
                                                                    ------------
                                                                       4,521,218
Russia (0.3%)
  Yukos Sponsored ADR                                 5,860              249,636
                                                                    ------------
                                                                         249,636
South Korea (3.7%)
  Kookmin Bank-Sponsored ADR                         10,212              386,422
  Posco ADR                                          17,100              580,887
  Samsung Electronics                                 2,400              908,435
  Shinsegae Dept Store                                1,250              304,238
  SK Telecom                                         25,800              481,170
                                                                    ------------
                                                                       2,661,152
Spain (2.6%)
  Altadis                                            25,120              712,915
  Banco Popular Espanol                              19,220            1,146,701
                                                                    ------------
                                                                       1,859,616
Sweden (1.1%)
  Nordea                                            108,710              815,858
                                                                    ------------
                                                                         815,858
Switzerland (7.8%)
  Holcim                                             16,000              745,179
  Nestle                                              5,930            1,481,601
  Novartis                                           32,682            1,483,804
  Roche Holding Genusschein                          13,180            1,329,456
  Zurich Financial Services*                          3,491              502,444
                                                                    ------------
                                                                       5,542,484

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 50

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES              VALUE
--------------------------------------------------------------------------------

Taiwan (0.3%)
  Taiwan Semiconductor ADR*                          18,084         $    185,180
                                                                    ------------
                                                                         185,180
United Kingdom (26.1%)
  Allied Domecq                                      86,340              666,161
  Aviva                                              49,400              433,545
  Barclays                                          147,270            1,313,564
  BG Group                                          219,720            1,127,880
  British Land Company                               55,000              574,997
  Centrica                                          150,500              568,471
  Compass Group                                      73,680              501,214
  GKN                                                74,878              357,895
  GlaxoSmithKline                                    87,010            1,993,742
  Intercontinental Hotels                            49,406              467,870
  Kingfisher                                        108,900              542,929
  Morrison Supermarkets                             106,500              430,872
  National Grid Transco                              99,300              711,492
  Reckitt Benckiser                                  50,540            1,143,594
  Rio Tinto                                          11,411              315,195
  Royal Bank of Scotland Group                       36,000            1,060,772
  Schroders                                          30,300              342,807
  Standard Chartered                                 60,000              990,849
  Tesco                                             337,040            1,555,141
  Vodafone Group                                  1,021,600            2,532,914
  Wolseley                                           74,500            1,053,594
                                                                    ------------
                                                                      18,685,498
United States (0.3%)
  United Microelectronics ADR*                       39,611              196,074
                                                                    ------------
                                                                         196,074

TOTAL COMMON STOCK (IDENTIFIED COST $60,082,201)                      71,322,490
                                                                    ------------


CORPORATE BONDS (0.1%)

France (0.1%)
  Axa                                                28,050               44,354
                                                                    ------------

TOTAL CORPORATE BONDS (IDENTIFIED COST $32,717)                           44,354
                                                                    ------------


TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $60,114,918)(1)            71,366,844
TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                77,453
                                                                    ------------
TOTAL NET ASSETS (100.0%)                                           $ 71,444,297
                                                                    ============

--------------------------------------------------------------------------------
* Non-income producing security.
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 51

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST        MATURITY         PRINCIPAL
DESCRIPTION                                              RATE            DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (96.7%)

Finance-Banking (2.0%)
  Thornburg Mortgage                                    8.000%         05/15/2013       $  500,000        $   525,000
  Western Financial Bank                                9.625%         05/15/2012          500,000            557,500
                                                                                                          -----------
                                                                                                            1,082,500
Finance-Other (5.0%)
  AmeriCredit                                           9.875%         04/15/2006          500,000            525,000
  Dollar Financial Group(1)                             9.750%         11/15/2011          500,000            517,500
  Fairfax Financial Holdings                            7.375%         04/15/2018          500,000            455,000
  RR Donnelley Financial(1)                            10.875%         12/15/2012          500,000            593,125
  Ucar Finance                                         10.250%         02/15/2012          500,000            575,000
                                                                                                          -----------
                                                                                                            2,665,625
Industrial-Automotive (1.9%)
  Dura Operating                                        9.000%         05/01/2009          500,000            500,000
  Tenneco Automotive                                   11.625%         10/15/2009          500,000            540,000
                                                                                                          -----------
                                                                                                            1,040,000
Industrial-Basic (7.8%)
  Georgia-Pacific                                       7.700%         06/15/2015          500,000            520,000
  IMC Global                                            6.875%         07/15/2007          500,000            483,750
  IMCO Recycling(1)                                    10.375%         10/15/2010          500,000            513,750
  Longview Fibre                                       10.000%         01/15/2009          500,000            548,750
  Nalco(1)                                              8.875%         11/15/2013          500,000            530,000
  Polyone                                               8.875%         05/01/2012          500,000            460,000
  Potlatch                                             10.000%         07/15/2011          500,000            557,500
  Rockwood Specialties(1)                              10.625%         05/15/2011          500,000            557,500
                                                                                                          -----------
                                                                                                            4,171,250
Industrial-Capital Goods (8.5%)
  BE Aerospace                                          8.000%         03/01/2008          500,000            468,750
  Case New Holland(1)                                   9.250%         08/01/2011          500,000            560,000
  Columbus McKinnon                                     8.500%         04/01/2008          500,000            467,500
  Hawk - PIK(3)                                        12.000%         12/01/2006              661                669
  IESI                                                 10.250%         06/15/2012          500,000            555,625
  Kappa Beheer BV                                      10.625%         07/15/2009          500,000            535,000
  Key Components LLC                                   10.500%         06/01/2008          500,000            500,000
  Park-Ohio Industries                                  9.250%         12/01/2007          500,000            497,500
  Radnor Holdings                                      11.000%         03/15/2010          500,000            456,250
  TerexNew(1)                                           7.375%         01/15/2014          500,000            511,250
                                                                                                          -----------
                                                                                                            4,552,544
Industrial-Energy (3.0%)
  Geophysique                                          10.625%         11/15/2007          500,000            530,000
  Parker Drilling(1)                                    9.625%         10/01/2013          500,000            520,000
  Plains E&P                                            8.750%         07/01/2012          500,000            549,375
                                                                                                          -----------
                                                                                                            1,599,375
Industrial-Entertainment (1.9%)
  Royal Caribbean Cruises                               7.250%         03/15/2018          500,000            487,500
  Six Flags                                             8.875%         02/01/2010          500,000            513,125
                                                                                                          -----------
                                                                                                            1,000,625
Industrial-Gaming (4.1%)
  Herbst Gaming                                        10.750%         09/01/2008          500,000            562,500
  Inn of the Mountain Gods(1)                          12.000%         11/15/2010          500,000            531,250
  River Rock Entertainment(1)                           9.750%         11/01/2011          500,000            537,500
  Venetian Casino Resort                               11.000%         06/15/2010          500,000            580,000
                                                                                                          -----------
                                                                                                            2,211,250

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 52

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST        MATURITY         PRINCIPAL
DESCRIPTION                                              RATE            DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Industrial-Health Care (4.8%)
  Aaipharma                                            11.000%         04/01/2010       $  500,000        $   567,500
  Athena Neuro Fin Anue                                 7.250%         02/21/2008          500,000            449,000
  InSight Health Services                               9.875%         11/01/2011          500,000            530,000
  Service International                                 6.500%         03/15/2008          500,000            513,750
  Universal Hospital(1)                                10.125%         11/01/2011          500,000            525,000
                                                                                                          -----------
                                                                                                            2,585,250
Industrial-Media Cable (2.7%)
  Charter Communications Hldgs(2)                       0.000%         05/15/2011          500,000            335,000
  Insight Midwest                                       9.750%         10/01/2009          500,000            528,750
  Mediacom Broadband LLC                               11.000%         07/15/2013          500,000            561,250
                                                                                                          -----------
                                                                                                            1,425,000
Industrial-Media-Non-Cable (10.6%)
  AMC Entertainment                                     9.500%         02/01/2011          500,000            525,000
  Corus Entertainment                                   8.750%         03/01/2012          500,000            550,000
  Dex Media(1,2)                                        0.000%         11/15/2013          500,000            352,500
  Enrtravision Comm                                     8.125%         03/15/2009          500,000            535,000
  Hollinger Intl Publishing                             9.000%         12/15/2010          500,000            531,250
  Imax(1)                                               9.625%         12/01/2010          500,000            525,625
  Muzak LLC                                             9.875%         03/15/2009          500,000            483,125
  Regal Cinemas                                         9.375%         02/01/2012          500,000            565,000
  Sinclair Broadcast                                    8.000%         03/15/2012          500,000            540,000
  Spanish Broadcasting Systems                          9.625%         11/01/2009          500,000            533,750
  Von Hoffmann                                         10.375%         05/15/2007          500,000            504,375
                                                                                                          -----------
                                                                                                            5,645,625
Industrial-Other (3.1%)
  CB Richard Ellis Service                             11.250%         06/15/2011          500,000            565,000
  Tech Olympic USA                                     10.375%         07/01/2012          500,000            560,000
  Wackenhut Corrections(1)                              8.250%         07/15/2013          500,000            530,000
                                                                                                          -----------
                                                                                                            1,655,000
Industrial-Other Consumer Cyclicals (2.1%)
  Icon Health & Fitness                                11.250%         04/01/2012          500,000            545,000
  John Q Hammons Hotels                                 8.875%         05/15/2012          500,000            551,250
                                                                                                          -----------
                                                                                                            1,096,250
Industrial-Other Consumer Non-Cyclicals (10.3%)
  American Seafood Group                               10.125%         04/15/2010          500,000            596,875
  Chiquita Brands International                        10.560%         03/15/2009          500,000            553,750
  Interline Brands                                     11.500%         05/15/2011          500,000            551,250
  Jarden                                                9.750%         05/01/2012          500,000            550,000
  Johnsondiversey(1,2)                                  0.000%         05/15/2013          500,000            382,500
  Jostens Holding(2)                                   10.250%         12/01/2013          500,000            313,750
  PCC Escrow1                                           9.250%         11/15/2013          500,000            517,500
  Phibro Animal Health(1)                              13.000%         12/01/2007          500,000            520,000
  Playtex Products                                      9.375%         06/01/2011          500,000            505,000
  Rayovac                                               8.500%         10/01/2013          500,000            530,000
  Tom's Food                                           10.500%         11/01/2004          500,000            495,000
                                                                                                          -----------
                                                                                                            5,515,625
Industrial-Retailers (2.4%)
  Ingles Markets                                        8.875%         12/01/2011          500,000            502,500
  National Vison                                       12.000%         03/30/2009          440,910            238,092
  Pathmark Stores                                       8.750%         02/01/2012          500,000            522,500
                                                                                                          -----------
                                                                                                            1,263,092

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 53

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST        MATURITY         PRINCIPAL
DESCRIPTION                                              RATE            DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Industrial-Services (7.1%)
  Advanstar Communications                             12.000%         02/15/2011       $  500,000        $   526,250
  Carrols                                               9.500%         12/01/2008          500,000            507,500
  Comforce Operating                                   12.000%         12/01/2007          500,000            325,000
  Iron Mountain                                         6.625%         01/01/2016          500,000            486,250
  Perkins Family Restaurants                           10.125%         12/15/2007          500,000            510,000
  Sbarro                                               11.000%         09/15/2009          500,000            395,000
  United Rentals(1)                                     7.750%         11/15/2013          500,000            510,625
  William Scotsman                                      9.875%         06/01/2007          500,000            506,250
                                                                                                          -----------
                                                                                                            3,766,875
Industrial-Telecommunications-Wired (3.7%)
  Level 3 Communications(2)                            12.875%         03/15/2010          500,000            418,750
  Qwest Capital Funding                                 7.250%         02/15/2011          500,000            492,500
  Time Warner Telecom                                   9.750%         07/15/2008          500,000            515,000
  TSI Telecommunication                                12.750%         02/01/2009          500,000            548,750
                                                                                                          -----------
                                                                                                            1,975,000
Industrial-Telecommunications-Wireless (5.2%)
  Dobson Communications(1)                              8.875%         10/01/2013          500,000            506,250
  SBA Telecom(1,2)                                      0.000%         12/15/2011          500,000            352,500
  Spectrasite                                           8.250%         05/15/2010          500,000            533,750
  Triton PCS                                            8.750%         11/15/2011          500,000            492,500
  US Unwired(2)                                        13.375%         11/01/2009          500,000            362,500
  Western Wireless1                                     9.250%         07/15/2013          500,000            527,500
                                                                                                          -----------
                                                                                                            2,775,000
Industrial-Transportation (1.6%)
  Continental Airlines                                  7.250%         11/01/2005          500,000            476,865
  Delta Air Lines                                       7.900%         12/15/2009          500,000            404,375
                                                                                                          -----------
                                                                                                              881,240
Utilities (8.9%)
  AES                                                   8.875%         02/15/2011          500,000            545,000
  Allegheny Energy Supply                               7.800%         03/15/2011          500,000            463,750
  Amerigas Partners                                     8.875%         05/20/2011          500,000            550,000
  Calpine Canada Energy                                 8.500%         05/01/2008          500,000            398,750
  Dynegy Holdings                                       6.875%         04/01/2011          500,000            460,625
  El Paso                                               7.375%         12/15/2012          500,000            460,000
  Southern Energy(1,4)                                  7.900%         07/15/2009          500,000            322,500
  Utilicorp United                                      7.625%         11/15/2009          500,000            491,250
  Western Gas Res                                      10.000%         06/15/2009          500,000            537,500
  Williams Co                                           7.125%         09/01/2011          500,000            528,750
                                                                                                          -----------
                                                                                                            4,758,125

TOTAL CORPORATE BONDS (IDENTIFIED COST $48,871,328)                                                        51,665,251


CONVERTIBLE PREFERRED STOCK (1.0%)                                                         SHARES             VALUE

  CSC Holdings                                                                               5,000        $   527,500
                                                                                                          -----------

TOTAL CONVERTIBLE PREFERRED STOCK (IDENTIFIED COST $472,500)                                                  527,500
                                                                                                          -----------

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 54

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                      INTEREST          MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (0.4%)                           RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
  FIFTH THIRD REPURCHASE AGREEMENT                      0.650%         01/02/2004       $  202,372       $    202,372
  DATED 12/31/03 (Repurchase value $202,379                                                              ------------
  collateralized by $193,462 FNMA Pool #505085,
  09-1-13, market value $208,443)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $202,372)                                                       202,372
                                                                                                         ------------

TOTAL INVESTMENTS  (98.1%) (IDENTIFIED COST $49,546,200)(5)                                                52,395,123
TOTAL OTHER ASSETS LESS LIABILITIES  (1.9%)                                                                 1,038,187
                                                                                                         ------------
TOTAL NET ASSETS  (100.0%)                                                                               $ 53,433,310
                                                                                                         ============



--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Security represents a step bond. Rate disclosed is as of December 31, 2003.
(3) Represents a payment in kind security.
(4) In default.
(5) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 55

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE           AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.9%)

  Capital Lease Funding Security                        6.162%         06/22/2024      $   1,000,000     $    875,040
  Collateralized Mortgage Securities Corp (1988-I3)     9.450%         02/01/2017             63,508           67,715
  Nationslink Funding                                   6.450%         01/22/2026            500,000          358,767
                                                                                                         ------------
                                                                                                            1,301,522

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,276,192)                                      1,301,522
                                                                                                         ------------

CORPORATE BONDS (53.2%)

Finance-Banking (13.4%)
  ABN Amro Bank                                         7.300%         12/01/2026            250,000          264,458
  Bank of America                                       4.750%         10/15/2006            150,000          158,359
  Bank of New York(4)                                   0.000%         03/30/2028          2,000,000          337,260
  Bankamerica                                           7.125%         03/01/2009            500,000          574,628
  Colonial Bank                                         9.375%         06/01/2011            250,000          289,410
  Comerica Bank                                         7.250%         06/15/2007            500,000          566,965
  Greenpoint Bank                                       9.250%         10/01/2010          1,000,000        1,229,106
  Huntington National Bank                              8.000%         04/01/2010            400,000          481,981
  Nationsbank                                           8.570%         11/15/2024          1,000,000        1,301,674
  Southtrust Bank                                       7.690%         05/15/2025            150,000          182,723
  Standard Federal Bancorp                              7.750%         07/17/2006            600,000          670,081
                                                                                                         ------------
                                                                                                            6,056,644
Finance-Broker Related (Brokerage) (1.6%)
  Goldman Sachs Group(1)                                6.500%         02/25/2009            100,000          111,849
  Lehman Bros                                           7.500%         08/01/2026            500,000          591,909
                                                                                                         ------------
                                                                                                              703,758
Finance-Other (20.1%)
  Aon Capital Trust                                     8.205%         01/01/2027            300,000          333,558
  Associates                                            6.875%         11/15/2008            500,000          568,121
  Boeing                                                5.650%         05/15/2006            400,000          427,058
  Countrywide Funding                                   5.625%         07/15/2009            400,000          429,329
  GE Global Insurance Holding                           6.450%         03/01/2019            250,000          262,301
  John Deere Capital                                    8.625%         08/01/2019            500,000          518,102
  Ford Motor Credit                                     7.250%         10/25/2011            400,000          433,826
  General Electric Capital                              4.250%         01/15/2008            500,000          517,091
  General Electric Capital                              8.650%         05/15/2009            375,000          458,068
  General Electric Capital                              5.875%         02/15/2012          1,000,000        1,074,735
  Household Finance                                     7.625%         11/15/2005            200,000          217,027
  Household Finance                                     7.875%         03/01/2007            400,000          457,111
  Household Finance                                     6.375%         08/01/2010            145,000          160,429
  HSBC Bank(3)                                          1.564%         09/29/2049            200,000          166,850
  International Lease Financial                         6.375%         03/15/2009          1,000,000        1,101,625
  JPM Capital Trust I                                   7.540%         01/15/2027            400,000          437,545
  Marsh & McLennan                                      5.875%         08/01/2033            500,000          487,486
  National Rural Utlilities                             6.000%         05/15/2006            225,000          242,644
  Ohio National Financial Services(1)                   7.000%         07/15/2011            700,000          754,877
                                                                                                         ------------
                                                                                                            9,047,781
Industrial-Automotive (1.2%)
  General Motors                                        8.100%         06/15/2024            500,000          535,165
                                                                                                         ------------
                                                                                                              535,165

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 56

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
Industrial-Capital Goods (1.8%)
  Thermo Electron                                       3.250%         11/01/2007     $      300,000     $    297,750
  Westvaco                                              6.850%         11/15/2004            500,000          519,796
                                                                                                         ------------
                                                                                                              817,546
Industrial-Energy (2.4%)
  EOG Resources                                         6.500%         12/01/2007            250,000          276,742
  Northern Natural Gas(1)                               6.750%         09/15/2008            250,000          279,992
  Ocean Energy                                          7.625%         07/01/2005            500,000          542,439
                                                                                                         ------------
                                                                                                            1,099,173
Industrial-Other Consumer Cyclicals (0.3%)
  Dell                                                  7.100%         04/15/2028            113,000          130,689
                                                                                                         ------------
                                                                                                              130,689
Industrial-Other Consumer Non-Cyclicals (0.7%)
  Johnson & Johnson                                     8.720%         11/01/2024            300,000          329,403
                                                                                                         ------------
                                                                                                              329,403
Industrial-Services (0.6%)
  First Data                                            6.375%         12/15/2007            225,000          249,147
                                                                                                         ------------
                                                                                                              249,147
Industrial-Technology (0.8%)
  Applied Materials                                     7.125%         10/15/2017            300,000          348,975
                                                                                                         ------------
                                                                                                              348,975
Industrial-Telecommunications-Wired (4.1%)
  AT&T                                                  8.350%         01/15/2025            250,000          264,767
  Central Telephone                                     7.040%         09/21/2007            200,000          221,910
  Bellsouth Telecommunications                          6.300%         12/15/2015            369,280          404,785
  GTE California                                        8.070%         04/15/2024            375,000          395,225
  GTE Hawaiian Telephone                                7.375%         09/01/2006            500,000          558,900
                                                                                                         ------------
                                                                                                            1,845,587
Industrial-Telecommunications-Wireless (2.2%)
  GTE                                                   8.750%         11/01/2021            800,000          985,104
                                                                                                         ------------
                                                                                                              985,104
Utilities (4.1%)
  Arizona Public Service                                6.750%         11/15/2006          1,000,000        1,101,655
  Pacific Gas & Electric                                8.250%         11/01/2022            500,000          517,500
  Public Service Electric & Gas                         6.750%         03/01/2006            200,000          218,406
                                                                                                         ------------
                                                                                                            1,837,561

TOTAL CORPORATE BONDS (IDENTIFIED COST $23,072,300)                                                        23,986,530
                                                                                                         ------------

U.S. GOVERNMENT AND AGENCY SECURITIES (41.0%)

Federal Farm Credit Corporation (FFCC) (0.8%)
  FFCB                                                  6.320%         10/12/2010            325,000          365,584
                                                                                                         ------------
                                                                                                              365,584
Federal Home Loan Bank (FHLB) (10.5%)
  FHLB                                                  2.500%         12/15/2005            300,000          303,422
  FHLB                                                  3.500%         08/15/2006          1,250,000        1,283,209
  FHLB                                                  2.375%         08/15/2006          1,550,000        1,547,198
  FHLB                                                  3.000%         12/26/2008            500,000          486,740
  FHLB                                                  6.045%         05/12/2014          1,000,000        1,103,449
                                                                                                         ------------
                                                                                                            4,724,018

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 57

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) (14.5%)
  FHLMC                                                 5.900%         02/14/2006     $      100,000     $    107,944
  FHLMC                                                 6.980%         01/22/2007             75,000           75,238
  FHLMC                                                 5.875%         03/21/2011            500,000          541,961
  FHLMC                                                 6.375%         08/01/2011          1,500,000        1,605,359
  FHLMC                                                 5.000%         02/04/2013          1,100,000        1,115,892
  FHLMC                                                 7.300%         12/08/2014            500,000          555,518
  FHLMC(4)                                              0.000%         07/15/2014          1,000,000          593,030
  FHLMC                                                 6.250%         07/15/2032          1,750,000        1,903,146
                                                                                                         ------------
                                                                                                            6,498,088
Federal National Mortgage Association (FNMA) (14.0%)
  FNMA                                                  4.750%         01/02/2007            750,000          789,962
  FNMA(2)                                               3.000%         11/04/2008            500,000          506,075
  FNMA(2)                                               0.000%         07/19/2011          1,000,000          974,296
  FNMA                                                  6.000%         01/18/2012          1,000,000        1,036,124
  FNMA                                                  5.250%         08/01/2012          1,550,000        1,589,341
  FNMA                                                  6.875%         09/24/2012            500,000          550,294
  FNMA                                                  6.200%         06/13/2017            550,000          586,716
  FNMA                                                  6.625%         11/15/2030            240,000          272,853
                                                                                                         ------------
                                                                                                            6,305,661
USA Education (SLMA) (1.2%)
  SLMA(4)                                               0.000%         05/15/2014          1,130,000          519,609
                                                                                                         ------------
                                                                                                              519,609

TOTAL U.S GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $18,381,730)                                   18,412,957
                                                                                                         ------------

MUNICIPAL BONDS (0.0%)

  Fort Walton Defense Housing(4)                        0.000%         10/15/2009            250,000          194,768
                                                                                                         ------------

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $193,423)                                                              194,768
                                                                                                         ------------

SHORT-TERM INVESTMENTS (1.1%)

  FIFTH THIRD REPURCHASE AGREEMENT                      0.650%         01/02/2004            505,840          505,840
  DATED 12/31/03 (Repurchase value $505,858                                                              ------------
  collateralized by $475,623 FNMA Pool #313115,
  10-1-16, market value $521,015)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $505,840)                                                       505,840
                                                                                                         ------------



TOTAL INVESTMENTS (98.3%) (IDENTIFIED COST $43,429,485)(5)                                                 44,401,617
TOTAL OTHER ASSETS LESS LIABILITIES (1.7%)                                                                    762,678
                                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                                $ 45,164,295
                                                                                                         ============

--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Security represents a step bond. Rate disclosed is as of December 31, 2003.
(3) Represents a variable or increasing rate security. Rate disclosed is the current rate.
(4) Security represents a zero coupon bond.
(5) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 58

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (1.0%)

Auto Loans (1.0%)
  Lai Vehicle Lease Securities Trust                    2.580%         10/15/2009     $      922,188     $    922,832
                                                                                                         ------------

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $922,188)                                                      922,832
                                                                                                         ------------


COLLATERALIZED MORTGAGE OBLIGATIONS (1.2%)

  Merrill Lynch Mortgage Investments                    6.480%         11/15/2026          1,000,000        1,088,260
                                                                                                         ------------

TOTAL COLLATERALIZED OBLIGATIONS (IDENTIFIED COST $1,089,844)                                               1,088,260
                                                                                                         ------------

CORPORATE BONDS (35.7%)

Finance-Banking (7.8%)
  ABN AMRO Bank                                         8.250%         08/01/2009            500,000          516,372
  Am South Bank(1)                                      6.450%         02/01/2008            300,000          328,815
  Bank of America                                       4.750%         10/15/2006            100,000          105,573
  Bank of America                                       4.700%         03/15/2007            500,000          518,109
  Bayerische Landesbank                                 5.875%         12/01/2008            500,000          547,278
  Citigroup                                             5.000%         03/06/2007          1,000,000        1,061,635
  Comerica Bank                                         7.250%         06/15/2007            150,000          170,089
  Doral Financial                                       7.840%         10/10/2006            400,000          437,676
  First Tennessee Bank                                  5.750%         12/01/2008            400,000          435,083
  Peoples Bank - Bridgeport                             7.200%         12/01/2006            450,000          490,296
  Star Bank                                             6.625%         12/15/2006            320,000          355,159
  Washington Mutual                                     7.500%         08/15/2006            500,000          558,571
  Wells Fargo Company                                   6.750%         06/15/2007          1,000,000        1,124,797
  Wells Fargo Financial                                 6.125%         02/15/2006            250,000          269,565
                                                                                                         ------------
                                                                                                            6,919,018
Finance-Broker Related (Brokerage) (1.0%)
  Salomon                                               7.125%         10/01/2006            800,000          894,288
                                                                                                         ------------
                                                                                                              894,288
Finance-Other (9.6%)
  Associates Corporation                                7.750%         02/15/2005            200,000          212,777
  Associates Corporation                                6.875%         11/15/2008          1,150,000        1,306,676
  Boeing Capital                                        5.650%         05/15/2006            250,000          266,911
  Countrywide Funding                                   5.625%         07/15/2009            800,000          858,658
  Dis-Crave-403                                         6.850%         01/10/2007            918,674          974,805
  Ford Motor Credit                                     7.600%         08/01/2005          1,750,000        1,870,424
  General Electric Capital                              2.990%         10/03/2005          1,000,000        1,018,400
  General Electric Capital                              4.250%         01/15/2008            500,000          517,091
  Household Finance                                     7.625%         11/15/2005            600,000          651,082
  Household Finance                                     7.875%         03/01/2007            200,000          228,555
  Household Finance                                     7.650%         05/15/2007            775,000          877,153
                                                                                                         ------------
                                                                                                            8,782,532
Industrial-Automotive (0.6%)
  Daimler Chrysler                                      6.100%         10/15/2006            500,000          521,516
                                                                                                         ------------
                                                                                                              521,516
Industrial-Basic (0.1%)
  Air Products & Chemicals                              7.375%         05/01/2005            100,000          107,252
                                                                                                         ------------
                                                                                                              107,252

--------------------------------------------------------------------------------
  Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 59

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
Industrial-Capital Goods (1.2%)
  PPG Industries                                        6.500%         11/01/2007     $       75,000     $     83,588
  Pitney Bowes Credit                                   5.750%         08/15/2008            500,000          546,336
  Thermo Electron                                       3.250%         11/01/2007            500,000          496,250
                                                                                                         ------------
                                                                                                            1,126,174
Industrial-Energy (3.0%)
  Chevron Trust Fund                                    8.110%         12/01/2004            251,840          259,078
  EOG Resources                                         6.500%         09/15/2004            175,000          180,770
  Northern Natural Gas(1)                               6.750%         09/15/2008            250,000          279,992
  Ocean Energy                                          7.625%         07/01/2005            845,000          916,722
  Wisconsin Gas                                         5.500%         01/15/2009          1,000,000        1,073,432
                                                                                                         ------------
                                                                                                            2,709,994
Industrial-Other (0.6%)
  Rockwell International                                6.625%         06/01/2005            500,000          531,832
                                                                                                         ------------
                                                                                                              531,832
Industrial-Other Consumer Non-Cyclicals (3.1%)
  Coca Cola                                             4.000%         06/01/2005            500,000          516,375
  Colgate Palmolive                                     7.840%         05/15/2007            500,000          581,343
  Johnson & Johnson                                     8.720%         11/01/2024            600,000          658,807
  McCormick & Company                                   6.400%         02/01/2006            950,000        1,028,474
                                                                                                         ------------
                                                                                                            2,784,999
Industrial-Retailers (1.3%)
  Kohl's                                                6.700%         02/01/2006            500,000          544,006
  Target                                                5.400%         10/01/2008            555,000          597,157
                                                                                                         ------------
                                                                                                            1,141,163
Industrial-Services (0.6%)
  First Data                                            4.700%         11/01/2006            500,000          527,224
                                                                                                         ------------
                                                                                                              527,224
Industrial-Technology (0.6%)
  Applied Materials                                     7.000%         09/06/2005            150,000          161,906
  Reynolds & Reynolds                                   7.000%         12/15/2006            375,000          407,827
                                                                                                         ------------
                                                                                                              569,733
Industrial-Telecommunications-Wired (0.2%)
  Central Telephone                                     7.040%         09/21/2007            200,000          221,910
                                                                                                         ------------
                                                                                                              221,910
Industrial-Transportation (0.6%)
  Norfolk Southern                                      7.350%         05/15/2007            500,000          567,946
                                                                                                         ------------
                                                                                                              567,946
Utilities (5.4%)
  Calenergy                                             7.520%         09/15/2008            105,000          119,912
  Commonwealth Edison                                   8.000%         05/15/2008            600,000          699,840
  Consumers Energy                                      6.250%         09/15/2006            500,000          539,880
  Monongahela Power                                     5.000%         10/01/2006            650,000          661,375
  Public Service Electric & Gas                         6.750%         03/01/2006            100,000          109,203
  Soyland Power Coop                                    8.670%         09/15/2018          2,600,000        2,712,840
                                                                                                         ------------
                                                                                                            4,843,050

TOTAL CORPORATE BONDS (IDENTIFIED COST $32,057,671)                                                        32,248,631
                                                                                                         ------------



--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 60

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (56.3%)

U.S. Treasury Notes (5.3%)
  U.S. Treasury Notes                                   2.000%         05/15/2006     $    1,500,000     $  1,500,293
  U.S. Treasury Notes  - TIPS(5)                        3.375%         01/15/2007            500,000          629,451
  U.S. Treasury Notes -  TIPS(5)                        3.625%         01/15/2008            500,000          633,161
  U.S. Treasury Notes                                   5.875%         11/15/2005          1,900,000        2,044,505
                                                                                                         ------------
                                                                                                            4,807,410
Federal Agricultural Mortgage Corporation (FAMC) (1.2%)
  FAMC                                                  5.900%         03/03/2009          1,000,000        1,105,318
                                                                                                         ------------
                                                                                                            1,105,318
Federal Farm Credit Corporation (FFCC) (1.7%)
  FFCB                                                  5.375%         05/18/2006            500,000          507,563
  FFCB                                                  2.500%         11/15/2005          1,000,000        1,010,814
                                                                                                         ------------
                                                                                                            1,518,377
Federal Home Loan Bank (FHLB) (28.7%)
  FHLB                                                  3.000%         08/15/2005          1,000,000        1,020,159
  FHLB(3)                                               8.340%         08/26/2005            500,000          528,419
  FHLB                                                  2.500%         12/15/2005          1,000,000        1,011,405
  FHLB                                                  5.850%         02/06/2006            500,000          502,236
  FHLB                                                  2.375%         02/15/2006          4,000,000        4,025,199
  FHLB                                                  2.375%         08/15/2006          2,250,000        2,245,932
  FHLB                                                  3.500%         08/15/2006          4,850,000        4,978,850
  FHLB                                                  5.375%         02/15/2007            325,000          350,065
  FHLB                                                  4.875%         05/15/2007            830,000          882,163
  FHLB                                                  7.325%         05/30/2007            250,000          285,465
  FHLB                                                  3.950%         09/04/2007          1,000,000        1,004,885
  FHLB                                                  6.200%         10/10/2007            200,000          221,801
  FHLB                                                  2.860%         04/29/2008          1,000,000          980,508
  FHLB(2)                                               2.500%         05/28/2008            500,000          500,349
  FHLB                                                  2.830%         06/26/2008          1,000,000          976,257
  FHLB                                                  5.900%         08/12/2008          1,525,000        1,571,964
  FHLB(3)                                               6.050%         09/29/2008            350,000          369,173
  FHLB                                                  3.000%         12/26/2008          1,250,000        1,216,849
  FHLB                                                  5.100%         08/05/2009          1,000,000        1,034,918
  FHLB                                                  7.575%         02/08/2010          2,000,000        2,127,797
  FHLB                                                  6.300%         06/21/2011             75,000           80,690
                                                                                                         ------------
                                                                                                           25,915,084
Federal Home Loan Mortgage Corp (FHLMC) (6.4%)
  FHLMC                                                 8.065%         01/27/2005            500,000          535,761
  FHLMC                                                 8.500%         08/01/2006                446              473
  FHLMC                                                 4.000%         09/12/2007            400,000          412,742
  FHLMC                                                 3.100%         05/27/2008            500,000          496,551
  FHLMC                                                 6.375%         08/01/2011          3,500,000        3,745,836
  FHLMC                                                 7.300%         12/08/2014            500,000          555,518
                                                                                                         ------------
                                                                                                            5,746,881
Federal National Mortgage Association (FNMA) (11.7%)
  FNMA                                                  2.875%         10/15/2005          2,000,000        2,036,994
  FNMA                                                  4.750%         01/02/2007          1,650,000        1,737,917
  FNMA                                                  5.010%         02/14/2007            500,000          520,080
  FNMA                                                  5.000%         03/21/2007            400,000          417,258
  FNMA                                                  5.350%         04/12/2007          1,000,000        1,049,329
  FNMA                                                  4.900%         06/13/2007          1,000,000        1,047,599

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 61

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
  FNMA                                                  7.000%         11/01/2007     $        4,412     $      4,658
  FNMA                                                  3.600%         04/30/2008          2,000,000        2,010,949
  FNMA(2)                                               3.000%         11/04/2008            550,000          556,683
  FNMA                                                  7.000%         12/01/2008             25,637           27,423
  FNMA                                                  5.500%         10/18/2011            600,000          611,717
  FNMA                                                  6.375%         06/28/2011            500,000          511,441
                                                                                                         ------------
                                                                                                           10,532,048
Small Business Administration - Pass-Through-Agency  (1.3%)
  Small Business Administration                         8.017%         02/10/2010          1,058,927        1,168,357
                                                                                                         ------------
                                                                                                            1,168,357

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $50,553,359)                                  50,793,475
                                                                                                         ------------

SHORT-TERM INVESTMENTS (4.5%)

       FIFTH THIRD REPURCHASE AGREEMENT                 0.650%         01/02/2004          4,087,142        4,087,142
       DATED 12/31/03 (Repurchase value $4,087,290                                                       ------------
       collateralized by $3,987,203 FNMA Gold Pool #C90573,
       08-1-22, market value $4,209,757)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,087,142)                                                   4,087,142
                                                                                                         ------------

TOTAL INVESTMENTS (98.7%) (IDENTIFIED COST $88,710,204)6                                                   89,140,340
TOTAL OTHER ASSET LESS LIABILITIES (1.3%)                                                                   1,180,241
                                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                                $ 90,320,581
                                                                                                         ============















--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Security represents a step bond. Rate disclosed as of December 31, 2003.
(3) Represents a variable or increasing rate security. Rate disclosed is the current rate.
(4) Security represents a zero coupon bond.
(5) Represents a Treasury Inflation Protected Security.
(6) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 62

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.3%)

  TMS SBA Loan Trust (1999 1-A)(2)                      1.800%         07/15/2025     $      552,314     $    548,431
                                                                                                         ------------

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $552,265)                                                      548,431
                                                                                                         ------------

PROJECT LOANS (0.0%)

  Merrill Lynch 42                                      7.430%         09/01/2022             62,760           66,824
                                                                                                         ------------

TOTAL PROJECT LOANS (IDENTIFIED COST $64,168)                                                                  66,824
                                                                                                         ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (11.1%)

  Bank of America Alternative Loan Trust                6.000%         01/25/2034          1,600,000        1,649,008
  Bank of America Alternative Loan Trust (2003-2 CB1)   5.750%         04/25/2033            931,915          966,462
  Bank of America Alternative Loan Trust (2003-10 6A2)  5.500%         12/25/2018            398,357          410,682
  Bank of America Alternative Loan Trust (2003-11 5A1)  5.500%         01/01/2019            900,000          928,125
  Citigroup Mortgage Loan Trust, Inc. (2003-UP3 A2)     7.000%          9/25/2033          1,900,000        1,997,375
  Countrywide Alternative Loan Trust (2001-6 2A1)       7.000%         07/25/2031            125,043          125,945
  Countrywide Alternative Loan Trust (2003-22CB 2A1)    5.000%         11/25/2033          1,582,134        1,616,674
  Fannie Mae (1993-87 Z)                                6.500%         06/25/2023            592,553          633,948
  Fannie Mae Strip (339 8)(1)                           5.500%         07/01/2033          1,522,654          322,798
  Fannie Mae Strip (333 1)(5)                           0.000%         03/01/2033          1,501,100        1,168,418
  Fannie Mae Strip (338 2)(1)                           5.500%         06/01/2033            887,930          217,386
  GS Mortgage Securities (1999-3 A)                     8.000%         08/19/2029            579,187          634,511
  GS Mortgage Loan Trust (2002-8F 3AB1)                 6.500%         09/25/2032            467,914          471,526
  GS Mortgage Loan Trust (2003-13 1A1)                  4.531%         10/25/2033          2,286,752        2,280,692
  Master Alternative Loans Trust (2003-5 5A1)           5.000%         08/25/2018          1,498,526        1,548,653
  Master Alternative Loans Trust (2003-5 7A1)           5.000%         08/25/2018          1,415,747        1,441,090
  Residential Accredit Loans Incorporated
   (2003-QS4 A6)(1)                                     6.000%        03/25/2033             640,028          127,271
  Washington Mutual (2001-S10 2A1)                      6.000%         10/25/2016            203,491          205,212
  Wachovia Asset Securitization (2002-1 2A1)            6.000%         10/25/2033            539,882          545,679
                                                                                                         ------------
  Wachovia Bank Commercial Mortgage Trust (2003-C8 A3)  4.445%         11/15/2035            770,000          772,649

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,921,991)                                    18,064,104
                                                                                                         ------------

U.S. GOVERNMENT AND AGENCY BONDS (86.8%)

Federal Home Loan Mortgage Corp (FHLMC) (40.7%)
  FHLMC                                                 4.500%         01/01/2010            519,560          528,137
  FHLMC                                                 4.500%         08/01/2018          1,846,260        1,848,190
  FHLMC                                                 5.000%         08/01/2017            155,150          158,158
  FHLMC                                                 5.000%         10/01/2017            443,362          451,960
  FHLMC                                                 5.000%         11/01/2017            346,661          353,383
  FHLMC                                                 5.000%         01/01/2018            337,913          344,493
  FHLMC                                                 5.000%         04/01/2018            220,677          225,083
  FHLMC                                                 5.000%         05/01/2018          2,013,867        2,053,842
  FHLMC                                                 5.000%         06/01/2018          1,006,994        1,027,068
  FHLMC                                                 5.000%         07/01/2018             44,068           44,948
  FHLMC                                                 5.000%         10/01/2018          5,559,602        5,670,592
  FHLMC                                                 5.000%         05/01/2033             70,259           69,387
  FHLMC                                                 5.000%         09/01/2033          1,924,029        1,900,156

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 63

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) - continued
  FHLMC                                                 5.000%         10/01/2033     $    1,123,007    $   1,109,073
  FHLMC                                                 5.000%         11/01/2033          5,773,860        5,702,217
  FHLMC                                                 5.125%         07/15/2012          1,450,000        1,514,571
  FHLMC                                                 5.500%         11/01/2013             16,134           16,793
  FHLMC                                                 5.500%         12/01/2013             93,593           97,415
  FHLMC                                                 5.500%         02/01/2014             11,910           12,396
  FHLMC                                                 5.500%         03/01/2014            258,272          268,547
  FHLMC                                                 5.500%         04/01/2014             12,605           13,106
  FHLMC                                                 5.500%         05/01/2014             16,257           16,904
  FHLMC                                                 5.500%         02/15/2017            600,000          620,671
  FHLMC                                                 5.500%         08/01/2017            532,758          552,589
  FHLMC                                                 5.500%         09/01/2017             37,429           38,823
  FHLMC                                                 5.500%         11/01/2017             75,748           78,568
  FHLMC                                                 5.500%         02/01/2018          1,017,120        1,055,759
  FHLMC                                                 5.500%         01/01/2029             97,812           99,553
  FHLMC                                                 5.500%         02/01/2032             80,796           81,847
  FHLMC                                                 5.500%         04/01/2032            402,940          408,026
  FHLMC                                                 5.500%         11/01/2032            147,504          149,365
  FHLMC                                                 5.500%         01/01/2033            107,250          108,604
  FHLMC                                                 5.500%         02/01/2033            114,089          115,526
  FHLMC                                                 5.500%         04/01/2033             34,095           34,524
  FHLMC                                                 5.500%         05/01/2033             37,322           37,792
  FHLMC                                                 5.500%         06/01/2033          1,475,632        1,494,214
  FHLMC                                                 5.500%         07/01/2033          1,132,220        1,146,477
  FHLMC                                                 5.500%         08/01/2033            598,015          605,545
  FHLMC                                                 5.500%         09/01/2033          2,128,454        2,155,256
  FHLMC                                                 5.500%         10/01/2033          2,193,823        2,221,447
  FHLMC                                                 5.500%         11/01/2033            801,793          811,889
  FHLMC                                                 5.750%         01/15/2012          1,450,000        1,579,618
  FHLMC                                                 6.000%         08/01/2012            158,766          166,789
  FHLMC                                                 6.000%         09/01/2012             24,969           26,231
  FHLMC                                                 6.000%         12/01/2012             51,152           53,737
  FHLMC                                                 6.000%         01/01/2013             11,977           12,582
  FHLMC                                                 6.000%         02/01/2013             37,713           39,610
  FHLMC                                                 6.000%         03/01/2013            128,544          135,040
  FHLMC                                                 6.000%         04/01/2013            401,184          421,365
  FHLMC                                                 6.000%         04/01/2013            122,377          128,533
  FHLMC                                                 6.000%         05/01/2013             13,211           13,876
  FHLMC                                                 6.000%         08/01/2013            195,624          205,464
  FHLMC                                                 6.000%         09/01/2013            189,447          198,977
  FHLMC                                                 6.000%         11/01/2013            322,454          338,675
  FHLMC                                                 6.000%         12/01/2013             13,901           14,600
  FHLMC                                                 6.000%         04/01/2014            444,233          466,392
  FHLMC                                                 6.000%         05/01/2014            263,233          276,363
  FHLMC                                                 6.000%         07/01/2014             43,820           46,006
  FHLMC                                                 6.000%         08/01/2014            207,574          217,928
  FHLMC                                                 6.000%         03/01/2016            246,752          258,910
  FHLMC                                                 6.000%         05/01/2016            271,251          284,614
  FHLMC                                                 6.000%         06/01/2016            618,184          648,644
  FHLMC                                                 6.000%         02/01/2017             39,102           41,029
  FHLMC                                                 6.000%         03/01/2017            352,782          370,196
  FHLMC                                                 6.000%         05/01/2017             85,139           89,334

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                               accessor 64

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) - continued
  FHLMC                                                 6.000%         08/01/2017     $       51,458     $     53,999
  FHLMC                                                 6.000%         09/01/2017             17,376           18,233
  FHLMC                                                 6.000%         03/01/2018            199,980          209,984
  FHLMC                                                 6.000%         12/01/2018            215,273          224,001
  FHLMC                                                 6.000%         02/01/2019             78,428           81,559
  FHLMC                                                 6.000%         07/01/2022            546,730          567,940
  FHLMC                                                 6.000%         02/01/2029            341,795          353,999
  FHLMC(4)                                              6.000%         05/01/2029            421,979          436,772
  FHLMC                                                 6.000%         10/01/2031            457,049          472,503
  FHLMC                                                 6.000%         01/01/2032            783,881          810,386
  FHLMC                                                 6.000%         04/01/2032            238,398          246,459
  FHLMC                                                 6.000%         10/01/2032            309,464          319,927
  FHLMC                                                 6.000%         11/01/2032            653,073          675,154
  FHLMC                                                 6.000%         12/01/2032            844,352          872,900
  FHLMC                                                 6.000%         02/01/2033            872,092          901,578
  FHLMC                                                 6.000%         03/01/2033          3,175,050        3,282,401
  FHLMC                                                 6.000%         04/01/2033          1,186,786        1,226,914
  FHLMC                                                 6.500%         08/01/2010             46,112           48,910
  FHLMC                                                 6.500%         09/01/2010             49,636           52,649
  FHLMC                                                 6.500%         10/01/2010            138,046          146,423
  FHLMC                                                 6.500%         11/01/2010             53,912           57,184
  FHLMC                                                 6.500%         01/01/2011             92,338           97,941
  FHLMC                                                 6.500%         02/01/2011             37,318           39,583
  FHLMC                                                 6.500%         04/01/2011            158,858          168,474
  FHLMC                                                 6.500%         12/01/2012            402,101          426,016
  FHLMC                                                 6.500%         02/01/2013             28,938           30,659
  FHLMC                                                 6.500%         04/01/2013              2,399            2,542
  FHLMC                                                 6.500%         05/01/2013             70,561           74,758
  FHLMC                                                 6.500%         01/01/2014            123,730          131,091
  FHLMC                                                 6.500%         05/01/2016            192,602          204,023
  FHLMC                                                 6.500%         07/01/2016            868,458          919,958
  FHLMC                                                 6.500%         02/01/2017            245,162          259,706
  FHLMC                                                 6.500%         04/01/2018            101,816          107,009
  FHLMC                                                 6.500%         02/01/2032            584,007          611,709
  FHLMC                                                 6.500%         07/01/2032          2,890,679        3,028,024
  FHLMC                                                 6.500%         08/01/2032          1,592,116        1,667,764
  FHLMC                                                 7.000%         03/15/2010          1,450,000        1,692,024
  FHLMC                                                 7.000%         06/01/2015             11,108           11,860
  FHLMC                                                 7.000%         06/01/2024              3,885            4,125
  FHLMC                                                 7.000%         05/01/2026             36,374           38,622
  FHLMC                                                 7.000%         09/01/2027              2,476            2,624
  FHLMC                                                 7.000%         04/01/2029             14,411           15,259
  FHLMC                                                 7.000%         07/01/2029            119,624          126,666
  FHLMC                                                 7.000%         10/01/2029            214,177          226,784
  FHLMC                                                 7.000%         11/01/2029            106,042          112,284
  FHLMC                                                 7.000%         12/01/2029             12,581           13,321
  FHLMC(4)                                              7.000%         01/01/2030            184,374          195,226
  FHLMC                                                 7.000%         04/01/2030              1,335            1,412
  FHLMC                                                 7.000%         09/01/2030            103,252          109,247
  FHLMC                                                 7.000%         10/01/2030             23,876           25,262
  FHLMC                                                 7.000%         11/01/2030             62,306           65,924
  FHLMC                                                 7.000%         05/01/2031            114,617          121,270

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                               accessor 65

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) - continued
  FHLMC                                                 7.000%         06/01/2031     $       59,726     $     63,192
  FHLMC                                                 7.000%         07/01/2031             70,402           74,489
  FHLMC                                                 7.000%         08/01/2031              6,712            7,101
  FHLMC                                                 7.000%         09/01/2031             99,153          104,908
  FHLMC                                                 7.000%         10/01/2031              7,810            8,263
  FHLMC                                                 7.000%         11/01/2031            117,581          124,406
  FHLMC                                                 7.000%         01/01/2032            311,800          329,899
  FHLMC                                                 7.000%         04/01/2032            385,010          407,367
  FHLMC                                                 7.000%         05/01/2032          1,332,763        1,410,156
  FHLMC                                                 7.000%         07/01/2032             32,625           34,520
  FHLMC                                                 7.500%         09/01/2014             66,191           70,702
  FHLMC                                                 7.500%         07/01/2015              4,030            4,306
  FHLMC                                                 7.500%         10/01/2030              2,684            2,882
  FHLMC                                                 8.000%         07/01/2024            141,697          154,370
  FHLMC                                                 8.000%         08/01/2024             19,659           21,417
  FHLMC                                                 8.000%         06/01/2025                842              920
  FHLMC                                                 8.000%         07/01/2025            112,283          122,436
  FHLMC                                                 8.000%         09/01/2025              1,179            1,283
  FHLMC                                                 8.000%         11/01/2025              3,116            3,389
  FHLMC                                                 8.000%         12/01/2025             17,702           19,303
  FHLMC                                                 8.000%         01/01/2026              1,322            1,438
  FHLMC                                                 8.000%         06/01/2026             34,872           37,880
  FHLMC                                                 9.000%         09/01/2018             51,594           55,980
                                                                                                         ------------
                                                                                                           65,929,056
Federal National Mortgage Association (FNMA) (37.1%)
  FNMA                                                  4.000%         06/01/2018            578,042          564,014
  FNMA                                                  4.000%         08/01/2018            505,475          493,208
  FNMA                                                  4.000%         09/01/2018            784,520          765,482
  FNMA                                                  4.500%         01/01/2018            177,646          178,045
  FNMA                                                  4.500%         04/01/2018            332,572          333,333
  FNMA                                                  4.500%         05/01/2018            729,704          731,373
  FNMA                                                  4.500%         06/01/2018             95,370           95,589
  FNMA                                                  4.500%         07/01/2018             69,091           69,249
  FNMA                                                  4.500%         08/01/2018            188,452          188,885
  FNMA                                                  4.500%         09/01/2018             71,737           71,901
  FNMA                                                  4.500%         10/01/2018            165,582          165,962
  FNMA                                                  4.500%         11/01/2018             99,327           99,555
  FNMA                                                  4.500%         12/01/2018            899,911          901,976
  FNMA                                                  5.000%         11/01/2017            297,110          303,386
  FNMA                                                  5.000%         02/01/2018            196,679          200,851
  FNMA                                                  5.000%         05/01/2018            949,195          969,331
  FNMA                                                  5.000%         08/01/2018            178,024          181,801
  FNMA                                                  5.000%         08/01/2033            998,881          986,487
  FNMA                                                  5.000%         09/01/2018            431,325          440,475
  FNMA                                                  5.000%         10/01/2018          1,135,948        1,160,045
  FNMA                                                  5.000%         10/01/2033          3,299,999        3,267,302
  FNMA                                                  5.000%         11/01/2033             29,655           29,361
  FNMA                                                  5.000%         12/01/2033          1,600,160        1,584,306
  FNMA                                                  5.500%         07/01/2014            169,556          176,535
  FNMA                                                  5.500%         05/01/2017            493,008          511,433
  FNMA                                                  5.500%         12/01/2017             47,364           49,134
  FNMA                                                  5.500%         02/01/2018            651,922          676,333

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 66

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
  FNMA                                                  5.500%         08/01/2018     $      689,313     $    715,138
  FNMA                                                  5.500%         07/01/2033          2,028,295        2,055,736
  FNMA                                                  5.500%         08/01/2033          2,671,130        2,707,268
  FNMA                                                  5.500%         09/01/2033          5,958,473        6,039,085
  FNMA                                                  5.500%         10/01/2033          7,172,645        7,269,684
  FNMA                                                  6.000%         11/01/2008          1,873,295        1,901,757
  FNMA                                                  6.000%         05/01/2013            138,091          145,177
  FNMA                                                  6.000%         07/01/2013             12,390           13,026
  FNMA                                                  6.000%         08/01/2013             79,071           83,128
  FNMA                                                  6.000%         11/01/2013             86,801           91,255
  FNMA                                                  6.000%         12/01/2013            201,560          211,879
  FNMA                                                  6.000%         01/01/2014            153,322          161,185
  FNMA                                                  6.000%         02/01/2014             57,719           60,665
  FNMA                                                  6.000%         03/01/2014             59,199           62,221
  FNMA                                                  6.000%         04/01/2014             25,439           26,733
  FNMA                                                  6.000%         05/01/2014             83,967           88,239
  FNMA                                                  6.000%         06/01/2014             31,075           32,659
  FNMA                                                  6.000%         07/01/2014              6,399            6,725
  FNMA                                                  6.000%         08/01/2014             12,682           13,327
  FNMA                                                  6.000%         11/01/2014            228,922          240,568
  FNMA                                                  6.000%         05/01/2016             58,829           61,771
  FNMA                                                  6.000%         07/01/2016            856,125          898,952
  FNMA                                                  6.000%         09/01/2016             31,164           32,723
  FNMA                                                  6.000%         12/01/2016            109,516          114,995
  FNMA                                                  6.000%         01/01/2017             19,241           20,204
  FNMA                                                  6.000%         02/01/2017             72,225           78,992
  FNMA                                                  6.000%         05/01/2017            196,976          206,849
  FNMA                                                  6.000%         08/01/2017              9,494            9,970
  FNMA                                                  6.000%         09/01/2017             64,340           67,565
  FNMA                                                  6.000%         11/01/2017            114,582          120,318
  FNMA                                                  6.000%         08/01/2018            137,885          143,515
  FNMA                                                  6.000%         01/01/2029             91,814           95,119
  FNMA                                                  6.000%         07/01/2029            386,955          400,884
  FNMA                                                  6.000%         10/01/2029            507,472          526,075
  FNMA                                                  6.000%         05/01/2031             91,769           94,901
  FNMA                                                  6.000%         02/01/2032             96,113           99,394
  FNMA                                                  6.000%         10/01/2032            215,815          223,177
  FNMA                                                  6.000%         12/01/2032            101,426          104,885
  FNMA                                                  6.000%         02/01/2033            574,916          594,549
  FNMA                                                  6.000%         03/01/2033            397,293          410,845
  FNMA                                                  6.000%         04/01/2033            220,413          227,941
  FNMA                                                  6.000%         05/01/2033          2,519,784        2,605,846
  FNMA                                                  6.000%         08/01/2033            249,788          258,319
  FNMA                                                  6.000%         12/01/2033            300,000          309,936
  FNMA                                                  6.125%         03/15/2012            550,000          612,576
  FNMA                                                  6.500%         02/01/2012             54,667           58,005
  FNMA                                                  6.500%         10/01/2013             95,035          100,837
  FNMA                                                  6.500%         05/01/2016            136,675          145,015
  FNMA                                                  6.500%         06/01/2016             37,040           39,300
  FNMA                                                  6.500%         07/01/2016            121,260          128,660
  FNMA                                                  6.500%         09/01/2016            153,035          162,374
  FNMA                                                  6.500%         05/01/2018            219,353          230,196

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 67

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
  FNMA                                                  6.500%         11/01/2024     $      105,618     $    111,056
  FNMA                                                  6.500%         03/01/2029            403,177          422,115
  FNMA                                                  6.500%         04/01/2029            106,671          111,629
  FNMA                                                  6.500%         07/01/2029             78,165           81,803
  FNMA                                                  6.500%         09/01/2029            306,561          320,809
  FNMA                                                  6.500%         02/01/2030             50,937           53,272
  FNMA                                                  6.500%         12/01/2030             28,394           29,695
  FNMA                                                  6.500%         02/01/2031            854,733          893,921
  FNMA                                                  6.500%         04/01/2031            264,160          276,282
  FNMA                                                  6.500%         05/01/2031            157,033          164,399
  FNMA                                                  6.500%         09/01/2031            413,405          432,374
  FNMA                                                  6.500%         10/01/2031            154,282          161,362
  FNMA                                                  6.500%         11/01/2031            183,232          191,639
  FNMA                                                  6.500%         12/01/2031            196,815          205,846
  FNMA                                                  6.500%         02/01/2032            333,839          349,157
  FNMA                                                  6.500%         03/01/2032             81,096           84,826
  FNMA                                                  6.500%         04/01/2032            430,306          450,096
  FNMA                                                  6.500%         06/01/2032            303,548          317,508
  FNMA                                                  6.500%         07/01/2032          1,646,129        1,721,834
  FNMA                                                  6.500%         08/01/2032          1,146,265        1,198,980
  FNMA                                                  6.500%         09/01/2032            187,280          195,893
  FNMA                                                  6.500%         10/01/2032          1,364,775        1,427,540
  FNMA                                                  6.500%         11/01/2032             94,526           98,874
  FNMA                                                  6.500%         01/01/2033             62,594           65,467
  FNMA                                                  7.000%         10/01/2025             82,568           87,678
  FNMA                                                  7.000%         09/01/2026             48,937           51,966
  FNMA                                                  7.000%         04/01/2027             32,920           34,914
  FNMA                                                  7.000%         03/01/2029             34,306           36,364
  FNMA                                                  7.000%         04/01/2029            223,835          237,190
  FNMA                                                  7.000%         05/01/2029            183,280          194,216
  FNMA                                                  7.000%         07/01/2029             26,773           28,370
  FNMA                                                  7.000%         11/01/2029             37,096           39,310
  FNMA                                                  7.000%         12/01/2029             30,719           32,552
  FNMA                                                  7.000%         01/01/2030             64,946           68,767
  FNMA                                                  7.000%         02/01/2030             94,001           99,537
  FNMA                                                  7.000%         03/01/2030             18,669           19,767
  FNMA                                                  7.000%         11/01/2030              5,248            5,557
  FNMA                                                  7.000%         12/01/2030            156,069          165,249
  FNMA                                                  7.000%         01/01/2031             53,851           57,017
  FNMA                                                  7.000%         06/01/2031            216,678          229,420
  FNMA                                                  7.000%         07/01/2031            290,751          307,847
  FNMA                                                  7.000%         08/01/2031            128,340          135,887
  FNMA                                                  7.000%         09/01/2031            241,577          255,782
  FNMA                                                  7.000%         10/01/2031            111,586          118,150
  FNMA                                                  7.000%         01/25/2032            605,931          654,903
  FNMA                                                  7.000%         05/01/2032             72,362           76,624
  FNMA                                                  7.500%         08/01/2023             31,762           34,167
  FNMA                                                  7.500%         02/01/2026             72,504           77,844
  FNMA                                                  7.500%         09/01/2026             83,202           89,199
  FNMA                                                  7.500%         05/01/2027             11,383           12,185
  FNMA                                                  7.500%         11/01/2027             25,042           26,807
  FNMA                                                  7.500%         12/01/2027            256,464          274,535

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                               accessor 68

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
  FNMA                                                  7.500%         01/01/2028     $        3,627     $      3,887
  FNMA                                                  7.500%         02/01/2028             32,995           35,507
  FNMA                                                  7.500%         09/01/2029            315,970          337,757
  FNMA                                                  7.500%         12/01/2031             55,465           59,269
  FNMA                                                  8.000%         10/01/2009             51,273           54,099
  FNMA                                                  8.000%         11/01/2013            145,296          156,437
  FNMA                                                  8.000%         08/01/2014            161,036          167,971
  FNMA                                                  8.000%         05/01/2022             36,595           39,401
                                                                                                         ------------
                                                                                                           59,978,004
Government National Mortgage Association (GNMA) (9.0%)
  GNMA                                                  5.000%         09/15/2033            495,566          491,570
  GNMA                                                  5.500%         04/15/2014            172,343          180,403
  GNMA                                                  5.500%         12/15/2032            807,092          821,392
  GNMA                                                  5.500%         05/15/2033            353,795          360,053
  GNMA                                                  5.500%         06/15/2033          2,678,684        2,726,066
  GNMA                                                  5.500%         08/15/2033            376,994          383,663
  GNMA                                                  6.000%         04/15/2014            320,158          338,202
  GNMA                                                  6.000%         12/15/2016            466,944          493,000
  GNMA                                                  6.000%         02/20/2029            448,665          464,343
  GNMA                                                  6.000%         12/15/2031             45,711           47,539
  GNMA                                                  6.000%         01/15/2033          1,456,197        1,514,717
  GNMA                                                  6.000%         02/15/2033            442,835          460,632
  GNMA                                                  6.500%         08/15/2014             19,973           21,292
  GNMA                                                  6.500%         10/15/2023             56,058           59,468
  GNMA                                                  6.500%         11/15/2023            194,880          206,734
  GNMA                                                  6.500%         12/15/2023            606,923          643,842
  GNMA                                                  6.500%         01/15/2024            287,244          304,167
  GNMA                                                  6.500%         02/15/2024            144,899          153,437
  GNMA                                                  6.500%         03/15/2024             62,589           66,276
  GNMA                                                  6.500%         04/15/2024            351,806          372,534
  GNMA                                                  6.500%         03/15/2026             45,456           48,064
  GNMA                                                  6.500%         04/15/2026             39,455           41,719
  GNMA                                                  6.500%         05/15/2026              9,814           10,377
  GNMA                                                  6.500%         01/15/2029            171,776          181,293
  GNMA                                                  6.500%         03/15/2029             87,541           92,391
  GNMA                                                  6.500%         04/15/2031             68,983           72,766
  GNMA                                                  6.500%         09/15/2031             52,977           55,882
  GNMA                                                  6.500%         11/15/2031             74,242           78,313
  GNMA                                                  6.500%         07/15/2032            233,389          246,061
  GNMA                                                  6.500%         08/15/2032            224,653          236,850
  GNMA                                                  6.500%         09/15/2032             19,671           20,739
  GNMA                                                  6.500%         10/15/2032             59,208           62,422
  GNMA                                                  6.500%         03/15/2033             35,195           37,107
  GNMA                                                  7.000%         05/15/2023             59,935           64,308
  GNMA                                                  7.000%         07/15/2023            116,685          125,199
  GNMA                                                  7.000%         08/15/2023             88,791           95,270
  GNMA                                                  7.000%         12/15/2023            179,805          192,952
  GNMA                                                  7.000%         06/15/2024            161,693          173,511
  GNMA                                                  7.000%         10/15/2024            152,890          164,028
  GNMA                                                  7.000%         11/15/2027             10,492           11,206
  GNMA                                                  7.000%         06/15/2028             73,109           78,043
  GNMA                                                  7.000%         07/15/2028            153,941          164,331

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 69

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) - continued
  GNMA                                                  7.000%         08/15/2028     $      152,938    $     163,260
  GNMA                                                  7.000%         09/15/2028             71,146           75,948
  GNMA                                                  7.000%         10/15/2028             98,831          105,500
  GNMA                                                  7.000%         03/15/2029            193,217          206,062
  GNMA                                                  7.000%         04/15/2031            180,103          192,005
  GNMA                                                  7.000%         06/15/2031            166,524          177,528
  GNMA                                                  7.000%         08/15/2031            162,138          172,853
  GNMA                                                  7.000%         09/15/2031             70,140           74,775
  GNMA                                                  7.000%         08/15/2032            133,847          142,640
  GNMA                                                  7.000%         11/15/2032            199,492          212,597
  GNMA                                                  7.250%         04/15/2006             28,088           28,695
  GNMA                                                  7.500%         12/15/2022            144,893          156,508
  GNMA                                                  7.500%         05/15/2023            118,131          127,455
  GNMA                                                  7.500%         09/15/2027             27,993           30,087
  GNMA                                                  7.500%         10/15/2029             55,592           59,685
  GNMA                                                  8.000%         08/15/2016             38,069           41,927
  GNMA                                                  8.000%         03/15/2017             13,156           14,492
  GNMA                                                  8.000%         04/15/2017             18,485           20,362
  GNMA                                                  8.000%         09/20/2026            184,276          199,769
                                                                                                         ------------
                                                                                                           14,564,310

TOTAL U.S. GOVERNMENT AND AGENCY BONDS (IDENTIFIED COST $138,860,167)                                     140,471,370
                                                                                                         ------------

TOTAL INVESTMENTS (98.2%) (IDENTIFIED COST $157,398,591)(3)                                               159,150,729
TOTAL OTHER ASSETS LESS LIABILITIES (1.8%)                                                                  2,981,174
                                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                                $162,131,903
                                                                                                         ============

---------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS
                                                       COUPON           DELIVERY         PRINCIPAL
AGENCY                                                  RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
TBA Purchase Commitments at December 31, 2003 (Cost Payable $17,434,453)
  FNMA 15YR TBA                                         4.000%         01/20/2004     $    4,000,000     $  3,897,499
  FNMA 15YR TBA                                         4.500%         01/20/2004          1,100,000        1,101,032
  FNMA 15YR TBA                                         6.000%         01/20/2004            100,000          104,844
  FNMA GOLD 30YR TBA                                    5.000%         01/14/2004          5,200,000        5,131,750
  FNMA 30YR TBA                                         5.500%         01/14/2004          4,400,000        4,456,374
  FNMA 30YR TBA                                         6.000%         01/14/2004            400,000          413,375
  FNMA 30YR TBA                                         6.500%         01/14/2004          2,100,000        2,195,813
  FNMA 30YR TBA                                         7.000%         01/14/2004            200,000          211,750
                                                                                                         ------------
                                                                                                           17,512,437
                                                                                                         ============
TBA Sale Commitments at December 31, 2003 (Proceeds Receivable $15,366,644)
  FNMA 15YR TBA                                         6.000%         01/14/2004         (3,000,000)      (3,145,314)
  FNMA GOLD 30YR TBA                                    5.000%         01/14/2004           (600,000)        (590,250)
  FNMA GOLD 30YR TBA                                    5.500%         01/14/2004         (2,900,000)      (2,934,438)
  FNMA GOLD 30YR TBA                                    7.000%         01/14/2004           (400,000)        (423,125)
  FNMA 30YR TBA                                         5.000%         01/14/2004           (600,000)        (593,625)
  FNMA 30YR TBA                                         6.000%         01/14/2004         (2,100,000)      (2,170,220)
  FNMA 30YR TBA                                         6.500%         01/14/2004         (3,000,000)      (3,136,875)
  FNMA 30YR TBA                                         7.000%         02/12/2004         (2,300,000)      (2,435,125)
                                                                                                         ------------
                                                                                                          (15,428,972)
                                                                                                         ============

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                               accessor 70

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

PUT OPTIONS WRITTEN
                                                     PREMIUM         PAR SUBJECT          FAIR
NOTE/EXPIRATION DATE/EXERCISE PRICE                  RECEIVED         TO VALUE           VALUE
---------------------------------------------------------------------------------------------------------------------
FNMA Gold 30 Year 5.00%, 02/21/04, $96.97           $   17,051         (1,125,000)    $       (4,748)
US 10 Year Note 6.00%, 02/20/04, $110.00               109,966                (85)           (58,437)
                                                                                      --------------
                                                                                      $      (63,185)
                                                                                      ==============

WRITTEN OPTION ACTIVITY                                               NUMBER OF         CONTRACT
                                                                      CONTRACTS          PREMIUM
---------------------------------------------------------------------------------------------------------------------
Options Outstanding at Beginning of Year                                       --     $           --
Optons Sold                                                             8,225,187            292,957
Options Exercised or Cancelled Prior to Exercise                       (7,100,084)          (145,721)
Options Expired                                                               (18)           (20,219)
                                                                    -------------     --------------
Options Outstanding at End of Year                                      1,125,085     $      127,017
                                                                    =============     ==============

OUTSTANDING FUTURES CONTRACTS                                                                             UNREALIZED
                                                                      UNITS PER        CURRENT          APPRECIATION/
TYPE                              EXPIRATION        CONTRACTS         CONTRACT           VALUE          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Eurodollar 90 Day Future (Buy)    03/27/2004            38                  1,000     $    3,702,340     $      5,604
Eurodollar 90 Day Future (Buy)    03/28/2004            33                  1,000          3,228,720           24,308
5 Year Note Future (Sell)         03/29/2004            82                  1,000         (9,153,250)        (119,648)
10 Year Note Future (Sell)        03/30/2004            87                  1,000         (9,765,750)        (145,395)
Long Bond Future (Buy)            03/31/2004            30                  1,000          3,279,390           16,954
                                                                                                         ------------
                                                                                                         $   (218,177)
                                                                                                         ============






















--------------------------------------------------------------------------------
(1) Interest only security.
(2) Represents a variable or increasing rate security. Rate disclosed is the current rate.
(3) See Note 6 for important tax information.
(4) Security has been segregated as collateral to cover margin requirements for open futures contracts as of December 31, 2003.
(5) Principal only security.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 71

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                          SCHEDULE OF INVESTMENTS AS OF
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       INTEREST         MATURITY        PRINCIPAL
DESCRIPTION                                              RATE             DATE            AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (81.2%)

Federal Home Loan Bank (FHLB) (21.4%)
  FHLB DISCOUNT NOTE                                    0.750%         01/02/2004     $  85,000,000     $   84,998,229
  FHLB DISCOUNT NOTE                                    1.040%         01/02/2004        60,000,000         59,998,263
  FHLB                                                  1.530%         11/26/2004        25,000,000         25,000,000
  FHLB DISCOUNT NOTE                                    0.980%         12/01/2004        60,000,000         60,000,000
  FHLB                                                  1.540%         12/27/2004        25,000,000         25,000,000
                                                                                                        --------------
                                                                                                           254,996,492
Federal Home Loan Mortgage Corp (FHLMC) (31.2%)
  FHLMC DISCOUNT NOTE                                   1.105%         01/09/2004        50,000,000         49,987,722
  FHLMC DISCOUNT NOTE                                   1.065%         02/05/2004        57,612,000         57,552,348
  FHLMC DISCOUNT NOTE                                   1.070%         02/26/2004        60,000,000         59,900,133
  FHLMC DISCOUNT NOTE                                   1.040%         03/01/2004        60,000,000         59,896,000
  FHLMC DISCOUNT NOTE                                   1.050%         03/17/2004        60,000,000         59,867,633
  FHLMC DISCOUNT NOTE                                   1.310%         08/12/2004        25,000,000         24,796,222
  FHLMC                                                 1.375%         11/09/2004        25,000,000         25,000,000
  FHLMC                                                 1.660%         12/30/2004        35,000,000         35,000,000
                                                                                                        --------------
                                                                                                           372,000,058
Federal National Mortgage Association (FNMA) (28.6%)
  FNMA DISCOUNT NOTE                                    1.071%         01/14/2004        60,000,000         59,976,795
  FNMA DISCOUNT NOTE                                    0.880%         01/23/2004        45,928,000         45,903,301
  FNMA DISCOUNT NOTE                                    1.065%         01/28/2004        45,626,000         45,589,556
  FNMA DISCOUNT NOTE                                    1.030%         02/11/2004        54,495,000         54,431,075
  FNMA DISCOUNT NOTE                                    1.070%         02/18/2004        60,000,000         59,914,400
  FNMA                                                  1.030%         07/26/2004        25,000,000         25,000,000
  FNMA                                                  1.180%         07/27/2004        25,000,000         25,000,000
  FNMA                                                  1.200%         08/17/2004        25,000,000         25,000,000
                                                                                                        --------------
                                                                                                           340,815,127

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $967,811,677)                                                     967,811,677
                                                                                                        --------------

SHORT-TERM INVESTMENTS (18.8%)

  FIFTH THIRD REPURCHASE AGREEMENT                      0.650%         01/02/2004        24,603,063         24,603,063
  DATED 12/31/03 (Repurchase value $24,603,951
  collateralized by $24,715,042 FHLMC 10-1-16,
  market value $25,341,156)
  MORGAN STANLEY REPURCHASE AGREEMENT dated             0.860%         01/02/2004       200,000,000        200,000,000
  12/31/03 (Repurchase value $200,004,788                                                               --------------
  collateralized by $200,000,000 FHLB 11-15-12,
  market value $196,250,000, $3,875,000 FHLMC
  6-30-06, market value $3,749,063)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $224,603,063)                                                224,603,063
                                                                                                        --------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $1,192,414,740)                                              1,192,414,740
TOTAL LIABILITIES LESS OTHER ASSETS (-0.0%)                                                                   (550,388)
                                                                                                        --------------
TOTAL NET ASSETS (100.0%)                                                                               $1,191,864,352
                                                                                                        ==============

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                   accessor 72

================================================================================
                         ACCESSOR INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

DESCRIPTION                                                             ALLOCATION        SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.7%)

Accessor Funds
  High Yield Bond                                                       10.4%           101,612     $    1,136,026
  Intermediate Fixed-Income                                              6.4             57,340            695,532
  Short-Intermediate Fixed-Income                                       49.9            447,662          5,452,519
  Mortgage Securities                                                    6.1             52,634            667,921
  U.S. Government Money                                                 25.9          2,834,213          2,834,213
                                                                                                    --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $10,727,668)                                                10,786,211
                                                                                                    --------------

                                                      INTEREST       MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (5.2%)                           RATE           DATE          AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                     0.650%        1/2/2004      $    569,332     $      569,332
  DATED 12/31/03 (Repurchase value $569,353                                                         --------------
  collateralized by $576,063 FNMA Pool #704351,
  05-1-33, market value $586,413)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $569,332)                                                    569,332
                                                                                                    --------------

TOTAL INVESTMENTS (103.9%) (IDENTIFIED COST $11,297,000)(1)                                             11,355,543
TOTAL LIABILITIES LESS OTHER ASSETS (-3.9%)                                                               (430,406)
                                                                                                    --------------
TOTAL NET ASSETS (100.0%)                                                                           $   10,925,137
                                                                                                    ==============
























--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 73

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

DESCRIPTION                                                              ALLOCATION       SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (87.2%)

Accessor Funds
  Growth                                                                     9.7%            64,171     $    1,332,826
  Value                                                                      9.8             77,075          1,354,979
  Small to Mid Cap                                                           5.1             33,281            698,907
  International Equity*                                                      6.3             66,998            868,299
  High Yield Bond                                                           11.0            135,398          1,513,749
  Intermediate Fixed-Income                                                  2.9             33,216            402,913
  Short-Intermediate Fixed-Income                                           32.9            371,241          4,521,721
  Mortgage Securities                                                        2.9             31,554            400,423
  U.S. Government Money                                                      6.6            912,177            912,177
                                                                                                        --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $11,508,029)                                                    12,005,996
                                                                                                        --------------

                                                         INTEREST       MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (11.8%)                             RATE           DATE           AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                         0.650%        1/2/2004     $   1,630,090     $    1,630,090
  DATED 12/31/03 (Repurchase value $1,630,149                                                           --------------
  collateralized by $1,561,519 FNMA Pool #527733,
  01-1-30, market value $1,678,993)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,630,090)                                                    1,630,090
                                                                                                        --------------

TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $13,138,119)(1)                                                  13,636,086
TOTAL OTHER ASSETS LESS LIABILITIES (1.0%)                                                                     142,692
                                                                                                        --------------
TOTAL NET ASSETS (100.0%)                                                                               $   13,778,778
                                                                                                        ==============























--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
*Non-income producing

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 74

================================================================================
                        ACCESSOR BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

DESCRIPTION                                                              ALLOCATION       SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (90.6%)

Accessor Funds
  Growth                                                                    15.7%           239,973     $    4,984,230
  Value                                                                     15.8            288,220          5,066,914
  Small to Mid Cap                                                           9.1            137,440          2,886,237
  International Equity*                                                     10.3            251,859          3,264,091
  High Yield Bond                                                           10.8            306,608          3,427,874
  Short-Intermediate Fixed-Income                                           23.1            605,699          7,377,412
  Mortgage Securites                                                         5.8            144,742          1,836,770
  U.S. Government Money                                                      0.0                232                232
                                                                                                        --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $27,583,929)                                                    28,843,761
                                                                                                        --------------

                                                         INTEREST        MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (10.1%)                             RATE           DATE            AMOUNT            VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                         0.650%        1/2/2004     $   3,198,239     $    3,198,239
  DATED 12/31/03 (Repurchase value $3,198,354                                                           --------------
  collateralized by $3,278,788 FNMA Gold Pool #E01344,
  04-1-18, market value $3,294,187)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,198,239)                                                    3,198,239
                                                                                                        --------------

TOTAL INVESTMENTS (100.7%) (IDENTIFIED COST $30,782,168)(1)                                                 32,042,000
TOTAL LIABILITIES LESS OTHER ASSETS (-0.7%)                                                                   (225,989)
                                                                                                        --------------
TOTAL NET ASSETS (100.0%)                                                                               $   31,816,011
                                                                                                        ==============


















--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
*Non-income producing

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 75

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

DESCRIPTION                                                              ALLOCATION       SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (92.0%)

Accessor Funds
  Growth                                                                    18.0%           298,961     $    6,209,418
  Value                                                                     18.0            353,354          6,211,956
  Small to Mid Cap                                                          11.0            179,468          3,768,821
  International Equity*                                                     13.2            349,158          4,525,084
  High Yield Bond                                                           10.9            335,466          3,750,511
  Short-Intermediate Fixed-Income                                           17.8            502,132          6,115,970
  Mortgage Securities                                                        3.0             80,331          1,019,406
  U.S. Government Money                                                      0.1             20,815             20,815
                                                                                                        --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $29,849,928)                                                    31,621,982
                                                                                                        --------------

                                                         INTEREST        MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (8.0%)                              RATE            DATE          AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                         0.650%        1/2/2004     $   2,760,225     $    2,760,225
  DATED 12/31/03 (Repurchase value $2,760,325                                                           --------------
  collateralized by $2,904,113 FNMA Pool #727438,
  08-1-18, market value $2,843,032)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,760,225)                                                    2,760,225
                                                                                                        --------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $32,610,153)(1)                                                 34,382,207
TOTAL OTHER ASSETS LESS LIABILITIES(0.0%)                                                                       10,649
                                                                                                        --------------
TOTAL NET ASSETS (100.0%)                                                                               $   34,392,856
                                                                                                        ==============























--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
*Non-income producing

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 76

================================================================================
                         ACCESSOR GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

DESCRIPTION                                                              ALLOCATION       SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (101.4%)

Accessor Funds
  Growth                                                                    25.2%           488,658     $   10,149,421
  Value                                                                     25.1            577,836         10,158,360
  Small to Mid Cap                                                          14.2            273,428          5,741,983
  International Equity*                                                     17.6            546,273          7,079,699
  High Yield Bond                                                           11.2            403,297          4,508,860
  Short-Intermediate Fixed-Income                                            8.1            267,038          3,252,520
  U.S. Government Money                                                      0.0              3,708              3,708
                                                                                                        --------------

 TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $39,960,806)                                                   40,894,551
                                                                                                        --------------

                                                         INTEREST       MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (0.2%)                              RATE           DATE           AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                         0.650%        1/2/2004     $      67,815     $       67,815
  DATED 12/31/03 (Repurchase value $67,817                                                              --------------
  collateralized by $69,066 FARM Pool #108900,
  10-1-20, market value $69,849)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $67,815)                                                          67,815
                                                                                                        --------------

TOTAL INVESTMENTS (101.6%) (IDENTIFIED COST $40,028,621)(1)                                                 40,962,366
TOTAL LIABILITIES LESS OTHER ASSETS (-1.6%)                                                                   (642,338)
                                                                                                        --------------
TOTAL NET ASSETS (100.0%)                                                                               $   40,320,028
                                                                                                        ==============




















--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
*Non-income producing

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 77

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

DESCRIPTION                                                              ALLOCATION       SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
Accessor Funds
  Growth                                                                    30.4%           296,978     $   6,168,229
  Value                                                                     30.4            351,419         6,177,954
  Small to Mid Cap                                                          18.2            176,240         3,701,048
  International Equity *                                                    21.5            337,510         4,374,130
  U.S. Government Money                                                      0.0                 34                34
                                                                                                        -------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $20,427,311)                                                   20,421,395
                                                                                                        -------------

                                                         INTEREST         MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (1.3%)                              RATE             DATE         AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                         0.650%         1/2/2004    $     261,729     $     261,729
  DATED 12/31/03 (Repurchase value $261,738                                                             -------------
  collateralized by $251,364 GNMA Pool #780848,
  08-15-13, market value $269,581)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $261,729)                                                       261,729
                                                                                                        -------------

TOTAL INVESTMENTS (101.8%) (IDENTIFIED COST $20,689,040)(1)                                                20,683,124
TOTAL LIABILITIES LESS OTHER ASSETS (-1.8%)                                                                  (371,400)
                                                                                                        -------------
TOTAL NET ASSETS (100.0%)                                                                               $  20,311,724
                                                                                                        =============

























--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
*Non-income producing

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 78

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                        SMALL TO
                                                       GROWTH            VALUE           MID CAP
---------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 2)                     $  98,031,662    $  74,540,944    $ 138,798,609
 Repurchase agreements                                  2,659,607          189,726          815,787
                                                   ------------------------------------------------
 TOTAL INVESTMENTS*                                   100,691,269       74,730,670      139,614,396
 Cash                                                           1                1               --
 Receivable for investments sold                               --          900,845          219,450
 Receivable for capital shares sold                       175,480           30,297          526,528
 Dividends and interest receivable                        109,467           84,568           81,114
 Receivable for futures contract settlement                    --            1,450               --
 Prepaid expenses and other assets                          8,663            8,816            3,981
                                                   ------------------------------------------------
 TOTAL ASSETS                                         100,984,880       75,756,647      140,445,469
                                                   ------------------------------------------------

Liabilities:
 Cash overdraft                                                --               --               --
 Payable for investments purchased                             --          488,429               --
 Payable for capital shares repurchased                   296,445          120,859           40,507
 Payable due to investment advisor (Note 3)                36,997           26,892           71,175
 Money managers fee payable  (Note 3)                      22,901           17,920          123,601
 Payable for transfer agent fees (Note 3)                  18,045           15,019           23,776
 Payable for 12b-1 & administrative services
  fees (Note 3)                                            27,568            6,040            5,935
 Accrued expenses and other liabilities                    25,510           19,912           27,251
                                                   ------------------------------------------------
 TOTAL LIABILITIES                                        427,466          695,071          292,245
                                                   ------------------------------------------------
 NET ASSETS                                         $ 100,557,414    $  75,061,576    $ 140,153,224
===================================================================================================
Net Assets Consist of:
 Paid-in capital                                    $ 141,780,608    $ 102,934,226    $ 185,779,080
 Net unrealized appreciation (depreciation) of
  investments and other assets & liabilities           11,446,943        7,776,547       37,825,577
 Undistributed net investment income (loss)                    --               --            3,404
 Accumulated net realized gain (loss) on
  investments                                         (52,670,137)     (35,649,197)     (83,454,837)
                                                   ------------------------------------------------
 NET ASSETS                                         $ 100,557,414    $  75,061,576    $ 140,153,224
===================================================================================================
Advisor Class Shares:
 Net Assets                                         $  94,904,276    $  70,232,030    $ 134,782,398
 Outstanding Shares                                     4,568,797        3,995,857        6,417,611
 Net asset value, offering & redemption
  price per share                                   $       20.77    $       17.58    $       21.00
===================================================================================================
Investor Class Shares:
 Net Assets                                         $   3,318,888    $   2,545,133    $   3,148,416
 Outstanding Shares                                       162,524          144,821          153,885
 Net asset value, offering & redemption
  price per share                                   $       20.42    $       17.57    $       20.46
===================================================================================================
C Class Shares:
 Net Assets                                         $   2,333,169    $   2,282,800    $   2,221,266
 Outstanding Shares                                       112,817          129,928          106,578
 Net asset value, offering & redemption
  price per share                                   $       20.68    $       17.57    $       20.84
===================================================================================================
A Class Shares(1):
 Net Assets                                         $       1,081    $       1,613    $       1,144
 Outstanding Shares                                            52               92               55
 Net asset value per share                          $       20.75    $       17.57    $       20.98
 Public offering price per share                    $       21.94    $       18.58    $       22.19
===================================================================================================
 *Investments, at cost (Note 6)                     $  89,244,326    $  66,965,156    $ 101,788,819

--------------------------------------------------------------------------------
(1) Net assets and shares outstanding are rounded to the nearest dollar and share, respectively. The NAV per share is calculated by dividing the unrounded net assets by the unrounded outstanding shares. For your information, actual net assets of the Growth Fund were $1,080.56 & outstanding shares were 52.07, actual net assets of the Value Fund were $1,613.47 & outstanding shares were 91.85, actual net assets of the Small to Mid Cap Fund were $1,143.72 & outstanding shares were 54.53.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 79

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                 INTERNATIONAL     HIGH YIELD      INTERMEDIATE
                                                    EQUITY            BOND         FIXED-INCOME
------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 2)                  $  71,366,844    $  52,192,751    $  43,895,777
 Repurchase agreements                                      --          202,372          505,840
 TOTAL INVESTMENTS*                                 71,366,844       52,395,123       44,401,617
 Foreign currency, at value                              1,738               --               --
 Receivable for investments sold                       444,096               --              602
 Receivable for capital shares sold                     30,127           92,024          243,193
 Dividends and interest receivable                      91,295        1,071,279          662,534
 Receivable for tax reclaims                           209,261               --               --
 Receivable for futures contract settlement              4,439               --               --
 Prepaid expenses and other assets                       5,448            3,785            3,293
                                                 -----------------------------------------------
 TOTAL ASSETS                                       72,153,248       53,562,211       45,311,239
                                                 -----------------------------------------------

Liabilities:
 Cash overdraft                                        411,617               --               --
 Payable for investments purchased                      79,381               --               --
 Payable for capital shares repurchased                 64,785           56,522           82,002
 Payable due to investment advisor (Note 3)             32,336           16,790           12,785
 Money managers fee payable  (Note 3)                   68,016           31,506           23,524
 Payable for transfer agent fees (Note 3)               12,643            8,237            7,649
 Payable for 12b-1 & administrative services
  fees (Note 3)                                          4,288            2,270            6,169
 Accrued expenses and other liabilities                 35,885           13,576           14,815
                                                 -----------------------------------------------
 TOTAL LIABILITIES                                     708,951          128,901          146,944
                                                 -----------------------------------------------
 NET ASSETS                                      $  71,444,297    $  53,433,310    $  45,164,295
================================================================================================
Net Assets Consist of:
 Paid-in capital                                 $ 107,327,511    $  53,122,686    $  44,049,569
 Net unrealized appreciation (depreciation) of
  investments and other assets & liabilities        11,288,783        2,848,923          972,132
 Undistributed net investment income (loss)            315,833               --               --
 Accumulated net realized gain (loss) on
  investments                                      (47,487,830)      (2,538,299)         142,594
                                                 -----------------------------------------------
 NET ASSETS                                      $  71,444,297    $  53,433,310    $  45,164,295
================================================================================================
Advisor Class Shares:
 Net Assets                                      $  69,058,630    $  51,917,899    $  37,098,514
 Outstanding Shares                                  5,330,577        4,644,808        3,058,850
 Net asset value, offering & redemption
  price per share                                $       12.96    $       11.18    $       12.13
================================================================================================
Investor Class Shares:
 Net Assets                                      $   1,271,552    $     276,309    $   6,744,777
 Outstanding Shares                                    100,865           24,720          556,264
 Net asset value, offering & redemption
  price per share                                $       12.61    $       11.18    $       12.13
================================================================================================
C Class Shares:
 Net Assets                                      $   1,112,958    $   1,224,148    $   1,319,998
 Outstanding Shares                                     86,730          109,564          108,890
 Net asset value, offering & redemption
  price per share                                $       12.83    $       11.17    $       12.12
================================================================================================
A Class Shares(1):
 Net Assets                                      $       1,157    $      14,954    $       1,006
 Oustanding Shares                                          89            1,338               83
 Net asset value per share                       $       12.94    $       11.17    $       12.12
 Public offering price per share                 $       13.68    $       11.70    $       12.70
================================================================================================
 *Investments, at cost (Note 6)                  $  60,114,918    $  49,546,200    $  43,429,485

--------------------------------------------------------------------------------
(1) Net assets and shares outstanding are rounded to the nearest dollar and share, respectively. The NAV per share is calculated by dividing the unrounded net assets by the unrounded outstanding shares. For your information, actual net assets of the International Equity Fund were $1,157.14 & outstanding shares were 89.45, actual net assets of the High Yield Bond Fund were $14,954.00 & outstanding shares were 1,338.24, actual net assets of the Intermediate Fixed-Income Fund were $1,006.13 & outstanding shares were 83.03.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 80

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                               SHORT-INTERMEDIATE       MORTGAGE       U.S. GOVERNMENT
                                                  FIXED-INCOME         SECURITIES           MONEY
------------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 2)                  $    85,053,198    $   159,150,729    $   967,811,677
 Repurchase agreements                                 4,087,142                 --        224,603,063
 TOTAL INVESTMENTS*                                   89,140,340        159,150,729      1,192,414,740
 Cash                                                          1                 --                 --
 Receivable for investments sold                              --         19,466,001                 --
 Receivable for capital shares sold                      286,180            820,989             33,426
 Dividends and interest receivable                     1,153,734            837,813            657,057
 Prepaid expenses and other assets                         3,032              3,255              3,191
 TBA purchase commitments, at value                           --         17,512,437                 --
                                                 -----------------------------------------------------
 TOTAL ASSETS                                         90,583,287        197,791,224      1,193,108,414
                                                 -----------------------------------------------------
Liabilities:
 Cash overdraft                                               --             92,946                 --
 Distributions payable                                        --                 --            601,098
 Payable for investments purchased                            --         19,770,941                 --
 Payable for capital shares repurchased                  200,802             56,603             24,916
 Payable due to investment advisor (Note 3)               24,036             49,767             76,228
 Money managers fee payable  (Note 3)                     10,540             77,282                 --
 Payable for transfer agent fees (Note 3)                 12,644             27,933             91,587
 Payable for 12b-1 & administrative services
  fees (Note 3)                                            7,708              3,901              4,958
 Payable for ACM administrative fee                           --                 --            244,542
 Payable for futures contract settlement                      --             18,976                 --
 Put options written, at fair value (premium
  received $127,017)                                          --             63,185                 --
 TBA sale commitments, at value                               --         15,428,972                 --
 Accrued expenses and other liabilities                    6,976             68,815            200,733
                                                 -----------------------------------------------------
 TOTAL LIABILITIES                                       262,706         35,659,321          1,244,062
                                                 -----------------------------------------------------
 NET ASSETS                                      $    90,320,581    $   162,131,903    $ 1,191,864,352
======================================================================================================
Net Assets Consist of:
 Paid-in capital                                 $    90,485,217    $   160,476,779    $ 1,191,866,726
 Net unrealized appreciation (depreciation) of
  investments and other assets & liabilities             430,136          1,613,450                 --
 Undistributed net investment income (loss)                1,446             23,927                 --
 Accumulated net realized gain (loss) on
  investments                                           (596,218)            17,747             (2,374)
                                                 -----------------------------------------------------
 NET ASSETS                                      $    90,320,581    $   162,131,903    $ 1,191,864,352
======================================================================================================
Advisor Class Shares:
 Net Assets                                      $    80,613,146    $   159,367,440    $ 1,175,275,151
 Oustanding Shares                                     6,619,216         12,559,108      1,175,279,749
 Net asset value, offering & redemption
  price per share                                $         12.18    $         12.69    $          1.00
======================================================================================================
Investor Class Shares:
 Net Assets                                      $     6,967,714    $     1,362,183    $    15,832,398
 Outstanding Shares                                      572,241            107,373         15,832,242
 Net asset value, offering & redemption
  price per share                                $         12.18    $         12.69    $          1.00
======================================================================================================
C Class Shares:
 Net Assets                                      $     2,738,720    $     1,401,273    $       746,793
 Outstanding Shares                                      224,972            110,254            746,793
 Net asset value, offering & redemption
  price per share                                $         12.17    $         12.71    $          1.00
======================================================================================================
A Class Shares(1):
 Net Assets                                      $         1,001    $         1,007    $        10,010
 Outstanding Shares                                           82                 79             10,010
 Net asset value per share                       $         12.17    $         12.68    $          1.00
 Public offering price per share                 $         12.75    $         13.28    $          1.00
======================================================================================================
 *Investments, at cost (Note 6)                  $    88,710,204    $   157,398,591    $ 1,192,414,740

--------------------------------------------------------------------------------
(1) Net assets and shares outstanding are rounded to the nearest dollar and share, respectively. The NAV per share is calculated by dividing the unrounded net assets by the unrounded outstanding shares. For your information, actual net assets of the Short-Intermediate Fixed-Income Fund were $1,000.94 and outstanding shares were 82.26, actual net assets of the Mortgage Securities Fund were $1,006.94 and outstanding shares were 79.40.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 81

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                              ACCESSOR INCOME    ACCESSOR INCOME &   ACCESSOR BALANCED
                                                ALLOCATION       GROWTH ALLOCATION      ALLOCATION
------------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 2)                 $ 10,786,211       $ 12,005,996        $ 28,843,761
 Repurchase agreements                               569,332          1,630,090           3,198,239
                                                ---------------------------------------------------
 TOTAL INVESTMENTS*                               11,355,543         13,636,086          32,042,000
 Cash                                                     --                  1                   1
 Receivable for capital shares sold                    5,546            147,474             264,595
 Dividends and interest receivable                     1,586                537                  59
                                                ---------------------------------------------------
 TOTAL ASSETS                                     11,362,675         13,784,098          32,306,655
                                                ---------------------------------------------------
Liabilities:
 Payable for capital shares repurchased              434,447                840             481,111
 Payable due to investment advisor (Note 3)              994              1,147               2,639
 Payable for 12b-1 fees (Note 3)                       2,097              3,333               6,894
                                                ---------------------------------------------------
 TOTAL LIABILITIES                                   437,538              5,320             490,644
                                                ---------------------------------------------------
 NET ASSETS                                     $ 10,925,137       $ 13,778,778        $ 31,816,011
======================================================================================================
Net Assets Consist of:
 Paid-in capital                                $ 10,845,808       $ 13,278,953        $ 30,544,339
 Net unrealized appreciation (depreciation)
  of investments                                      58,543            497,967           1,259,832
 Undistributed net investment income (loss)               30                 --                  --
 Accumulated net realized gain on investments         20,756              1,858              11,840
                                                ---------------------------------------------------
 NET ASSETS                                     $ 10,925,137       $ 13,778,778        $ 31,816,011
======================================================================================================
Advisor Class Shares:
 Net Assets                                        7,313,284          8,693,164          19,354,157
 Outstanding Shares                                  478,284            586,157           1,344,495
 Net asset value, offering & redemption
  price per share                               $      15.29       $      14.83        $      14.40
======================================================================================================
Investor Class Shares:
 Net Assets                                     $  3,014,553       $  3,817,833        $  6,994,415
 Outstanding Shares                                  197,191            257,470             485,964
 Net asset value, offering & redemption
  price per share                               $      15.29       $      14.83        $      14.39
======================================================================================================
C Class Shares:
 Net Assets                                     $    447,516       $  1,220,811        $  5,191,671
 Outstanding Shares                                   29,286             82,449             360,973
 Net asset value, offering & redemption
  price per share                               $      15.28       $      14.81        $      14.38
======================================================================================================
A Class Shares(1):
 Net Assets                                     $    149,784       $     46,970        $    275,768
 Outstanding Shares                                    9,799              3,167              19,158
 Net asset value per share                      $      15.29       $      14.83        $      14.39
 Public offering price per share                $      16.02       $      15.68        $      15.22
======================================================================================================

* Investments, at cost (Note 6)                  $ 11,297,000       $ 13,138,119        $ 30,782,168

--------------------------------------------------------------------------------
(1) Net assets and shares outstanding are rounded to the nearest dollar and share, respectively. The NAV per share is calculated by dividing the unrounded net assets by the unrounded outstanding shares. For your information, actual net assets of the Income Allocation Fund were $149,784.28 & outstanding shares were 9,799.09, actual net assets of the Income & Growth Allocation Fund were $46,970.11 & outstanding shares were 3,166.62, actual net assets of the Balanced Allocation Fund were $275,767.59 & outstanding shares were 19,157.80.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 82

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                        ACCESSOR GROWTH &      ACCESSOR GROWTH     ACCESSOR AGGRESSIVE
                                                        INCOME ALLOCATION        ALLOCATION         GROWTH ALLOCATION
----------------------------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 2)                           $ 31,621,982          $ 40,894,551          $ 20,421,395
 Repurchase agreements                                       2,760,225                67,815               261,729
                                                          --------------------------------------------------------
 TOTAL INVESTMENTS*                                         34,382,207            40,962,366            20,683,124
 Cash                                                                1                     1                     1
 Receivable for capital shares sold                             34,423                36,908                72,766
 Dividends and interest receivable                                  62                     6                     7
                                                          --------------------------------------------------------
 TOTAL ASSETS                                               34,416,693            40,999,281            20,755,898
                                                          --------------------------------------------------------
Liabilities:
 Payable for capital shares repurchased                         13,861               668,376               438,776
 Payable due to investment advisor (Note 3)                      2,780                 3,314                 1,699
 Payable for 12b-1 fees (Note 3)                                 7,196                 7,563                 3,699
                                                          --------------------------------------------------------
 TOTAL LIABILITIES                                              23,837               679,253               444,174
                                                          --------------------------------------------------------
 NET ASSETS                                                 34,392,856            40,320,028            20,311,724
======================================================================================================================
Net Assets Consist of:
 Paid-in capital                                          $ 32,605,356          $ 39,450,546          $ 20,573,643
 Net unrealized appreciation (depreciation) of
  investments                                                1,772,054               933,745                (5,916)
 Undistributed net investment income (loss)                         --                   525                    --
 Accumulated net realized gain (loss) on investments            15,446               (64,788)             (256,003)
                                                          --------------------------------------------------------
 NET ASSETS                                               $ 34,392,856          $ 40,320,028          $ 20,311,724
======================================================================================================================
Advisor Class Shares:
 Net Assets                                                 22,173,485            25,040,691            11,579,568
 Outstanding Shares                                          1,567,426             1,838,842               885,363
 Net asset value, offering & redemption
  price per share                                         $      14.15          $      13.62          $      13.08
======================================================================================================================
Investor Class Shares:
 Net Assets                                                  3,817,952             8,048,641             8,058,720
 Outstanding Shares                                            269,929               591,143               622,544
 Net asset value, offering & redemption
  price per share                                         $      14.14          $      13.62          $      12.94
======================================================================================================================
C Class Shares:
 Net Assets                                                  8,011,849             5,095,167               482,541
 Outstanding Shares                                            567,185               374,878                37,132
 Net asset value, offering & redemption
  price per share                                         $      14.13          $      13.59          $      13.00
======================================================================================================================
A Class Shares(1):
 Net Assets                                                    389,570             2,135,529               190,895
 Outstanding Shares                                             27,564               156,770                14,602
 Net asset value per share                                $      14.13          $      13.62          $      13.07
 Public offering price per share                          $      14.94          $      14.40          $      13.82
======================================================================================================================

* Investments, at cost (Note 6)                            $ 32,610,153          $ 40,028,621          $ 20,689,040

--------------------------------------------------------------------------------
(1) Net assets and shares outstanding are rounded to the nearest dollar and share, respectively. The NAV per share is calculated by dividing the unrounded net assets by the unrounded outstanding shares. For your information, actual net assets of the Growth & Income Allocation Fund were $389,570.39 and outstanding shares were 27,563.60, actual net assets of the Growth Allocation Fund were $2,135,528.54 and outstanding shares were 156,770.42, actual net aassets of the Aggressive Growth Allocation Fund were $190,894.72 and outstanding shares were 14,601.94.

Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 83

================================================================================
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                      SMALL TO
                                                       GROWTH          VALUE           MID CAP
------------------------------------------------------------------------------------------------
Investment Income:
 Dividends (net of foreign withholding taxes
  of $3,352 for Small to Mid Cap Fund)              $  1,271,435    $  1,366,409    $  1,760,137
 Interest                                                 13,917          14,119           9,981
 Commission recapture                                     16,845          13,620              --
                                                    --------------------------------------------
 TOTAL INVESTMENT INCOME                               1,302,197       1,394,148       1,770,118
                                                    --------------------------------------------
Expenses:
 Management fees (Note 3)                                445,908         327,303         739,009
 Money managers fees (Note 3)                            111,260          72,734         449,523
 Transfer agent & administration fees (Note 3)           164,246         120,764         199,362
 Fund accounting fees                                     28,116          22,040          48,633
 Legal fees                                               14,595          11,065          17,083
 Audit fees                                               13,514          10,041          15,021
 Custodian fees                                            9,475          12,909          13,110
 Registration fees                                        26,653          23,981          29,002
 Directors fees                                            1,162             815           1,278
 Printing/postage expense                                  4,287           3,172           4,652
 Other                                                     6,686           5,058           7,386
 12b-1 fees - Investor Class (Note 3)                      9,554           5,998           7,533
 12b-1 fees - C Class (Note 3)                            17,722          16,506          14,779
 12b-1 fees - A Class (Note 3)                                 1               1               1
 Administrative services fees - Investor Class
  (Note 3)                                                 8,950           5,359           6,911
                                                    --------------------------------------------
 GROSS EXPENSES                                          862,129         637,746       1,553,283
  Custody credits                                             (1)             (2)           (311)
                                                    --------------------------------------------
 NET EXPENSES                                            862,128         637,744       1,552,972
                                                    --------------------------------------------
 NET INVESTMENT INCOME (LOSS)                            440,069         756,404         217,146
                                                    --------------------------------------------
Realized and Unrealized Gains (Losses):
 Net realized gain (loss) on:
  Investments                                           (694,144)        232,926     (11,300,440)
  Futures                                                     --         148,715              --
 Change in unrealized appreciation (depreciation)
  of investments and other assets & liabilities       19,813,877      18,330,576      57,055,985
                                                    --------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)           19,119,733      18,712,217      45,755,545
                                                    --------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $ 19,559,802    $ 19,468,621    $ 45,972,691
================================================================================================




--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 84

================================================================================
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                     INTERNATIONAL     HIGH YIELD      INTERMEDIATE
                                                        EQUITY            BOND         FIXED-INCOME
---------------------------------------------------------------------------------------------------
Investment Income:
 Dividends (net of foreign withholding taxes
  of $204,876 for International Equity Fund)         $  1,567,640     $    103,389     $         --
 Interest                                                   6,570        5,303,154        2,652,541
 Commission recapture                                       6,238               --               --
                                                     ----------------------------------------------
 TOTAL INVESTMENT INCOME                                1,580,448        5,406,543        2,652,541
                                                     ----------------------------------------------
Expenses:
 Management fees (Note 3)                                 344,056          195,584          168,464
 Money managers fees (Note 3)                             234,146          146,851           54,849
 Transfer agent & administration fees (Note 3)            101,563           76,486           75,233
 Fund accounting fees                                      33,536           19,871           21,524
 Legal fees                                                 8,881           10,030            9,344
 Audit fees                                                 8,035            7,484            7,580
 Custodian fees                                            81,921           28,870            7,433
 Registration fees                                         28,966           26,071           25,034
 Directors fees                                               580            1,004              909
 Printing/postage expense                                   2,496            2,459            2,474
 Other                                                      4,637            4,481            4,455
 12b-1 fees - Investor Class (Note 3)                       3,069            1,555           17,903
 12b-1 fees - C Class (Note 3)                              8,442            9,395           11,262
 12b-1 fees - A Class (Note 3)                                  1                9                1
 Administrative services fees - Investor Class
   (Note 3)                                                 2,665            1,386           17,903
                                                     ----------------------------------------------
 GROSS EXPENSES                                           862,994          531,536          424,368
   Custody credits                                             (7)            (540)              (5)
                                                     ----------------------------------------------
 NET EXPENSES                                             862,987          530,996          424,363
                                                     ----------------------------------------------
 NET INVESTMENT INCOME (LOSS)                             717,461        4,875,547        2,228,178
                                                     ----------------------------------------------
Realized and Unrealized Gains (Losses):
 Net realized gain (loss) on:
  Investments                                          (3,344,139)       2,644,727        1,760,332
  Futures                                                      --               --               --
  Foreign exchange                                       (446,063)              --               --
 Change in unrealized appreciation (depreciation)
  of investments and other assets & liabilities        22,204,677        4,336,602       (1,593,378)
 Change in unrealized appreciation (depreciation)
  of foreign exchange                                       2,177               --               --
                                                     ----------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)            18,416,652        6,981,329          166,954
                                                     ----------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                    $ 19,134,113     $ 11,856,876     $  2,395,132
===================================================================================================




--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 85

================================================================================
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                     SHORT-INTERMEDIATE     MORTGAGE       U.S. GOVERNMENT
                                                       FIXED-INCOME        SECURITIES           MONEY
----------------------------------------------------------------------------------------------------------
Investment Income:
 Interest                                              $  2,890,980       $  6,318,470       $ 13,466,634
                                                      ---------------------------------------------------
 TOTAL INVESTMENT INCOME                                  2,890,980          6,318,470         13,466,634
                                                      ---------------------------------------------------
Expenses:
 Management fees (Note 3)                                   228,481            604,285            911,646
 Money managers fees (Note 3)                                34,618            318,928                 --
 Transfer agent & administration fees (Note 3)               97,781            238,133            658,469
 Fund accounting fees                                        23,627             79,117            284,415
 Legal fees                                                   8,444             30,068            196,971
 Audit fees                                                   6,572             22,654            148,388
 Custodian fees                                               5,740             67,741             42,721
 Registration fees                                           25,066             29,085             46,580
 Directors fees                                                 761              3,023             19,257
 Printing/postage expense                                     2,177              7,518             49,791
 ACM administrative fee                                          --                 --          2,848,896
 Other                                                        4,312             10,890             64,879
 12b-1 fees - Investor Class (Note 3)                        17,829              4,181             46,863
 12b-1 fees - C Class (Note 3)                               20,793             12,458              2,123
 12b-1 fees - A Class (Note 3)                                    1                  1                  6
 Administrative services fees - Investor Class
  (Note 3)                                                   16,404              3,980             25,388
                                                      ---------------------------------------------------
 GROSS EXPENSES                                             492,606          1,432,062          5,346,393
  Custody credits                                              (368)            (3,177)              (613)
                                                      ---------------------------------------------------
 NET EXPENSES                                               492,238          1,428,885          5,345,780
                                                      ---------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                             2,398,742          4,889,585          8,120,854
                                                      ---------------------------------------------------

Realized and Unrealized Gains (Losses):
 Net realized gain (loss) on:
  Investments                                               506,727          2,847,749                 --
  Futures                                                        --           (472,598)                --
  Written options                                                --            (34,992)
 Change in unrealized appreciation (depreciation)
  of investments and other assets & liabilities          (1,502,596)        (3,629,042)                --
 Change in unrealized appreciation (depreciation)
  of written options                                             --             63,832                 --
                                                      ---------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)                (995,869)        (1,225,051)                --
                                                      ---------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                           $  1,402,873       $  3,664,534       $  8,120,854
=========================================================================================================












--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 86

================================================================================
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                      ACCESSOR INCOME     ACCESSOR INCOME &   ACCESSOR BALANCED
                                                        ALLOCATION        GROWTH ALLOCATION      ALLOCATION
---------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends from investment company shares              $   407,779          $   302,782          $   599,327
 Interest                                                   15,645               13,158               22,546
                                                      ------------------------------------------------------
 TOTAL INVESTMENT INCOME                                   423,424              315,940              621,873
                                                      ------------------------------------------------------
Expenses:
 Management fees (Note 3)                                   11,830               10,725               24,236
 Transfer agent and administration fees (Note 3)               587                  677                1,555
 Fund accounting fees                                        2,951                2,708                6,121
 Legal fees                                                  1,731                1,448                3,305
 Audit fees                                                  1,796                1,352                3,301
 Custodian fees                                                441                  633                  919
 Registration fees                                          14,078               14,256               15,121
 Directors fees                                                162                  140                  316
 Printing/postage expense                                      210                  188                  376
 Other                                                          24                   43                   98
 12b-1 fees - Investor Class (Note 3)                        8,298                8,597               17,127
 12b-1 fees - C Class (Note 3)                               1,244                3,519               19,588
 12b-1 fees - A Class (Note 3)                                  18                   24                   62
 Administrative services fees - Investor Class
  (Note 3)                                                   8,298                8,597               17,127
                                                      ------------------------------------------------------
 GROSS EXPENSES                                             51,668               52,907              109,252
  Less expenses paid directly by the Advisor
    (Note 3)                                               (21,980)             (21,445)             (31,112)
                                                      ------------------------------------------------------
 NET EXPENSES                                               29,688               31,462               78,140
                                                      ------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                              393,736              284,478              543,733
                                                      ------------------------------------------------------
Realized and Unrealized Gains (Losses):
 Realized gain (loss) on sales of investment
  company shares                                            42,278               28,146               54,752
 Realized gain distributions from investment
  company shares                                            33,203               19,115               32,129
 Change in unrealized appreciation (depreciation)
  of investments                                            48,692            1,072,343            3,825,838
                                                      ------------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)                124,173            1,119,604            3,912,719
                                                      ------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS               $   517,909          $ 1,404,082          $ 4,456,452
===============================================================================================================









--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 87

================================================================================
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                      ACCESSOR GROWTH &     ACCESSOR GROWTH    ACCESSOR AGGRESSIVE
                                                      INCOME ALLOCATION       ALLOCATION        GROWTH ALLOCATION
------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends from investment company shares                $   540,770         $   556,269         $    88,442
 Interest                                                     18,106               3,279               2,113
                                                        ----------------------------------------------------
 TOTAL INVESTMENT INCOME                                     558,876             559,548              90,555
                                                        ----------------------------------------------------
Expenses:
 Management fees (Note 3)                                     24,225              30,592              16,791
 Transfer agent and administration fees (Note 3)               1,637               1,964                 999
 Fund accounting fees                                          6,138               7,727               4,229
 Legal fees                                                    3,291               4,275               2,352
 Audit fees                                                    3,487               4,802               2,671
 Custodian fees                                                  918               1,106                 363
 Registration fees                                            15,352              16,235              14,600
 Directors fees                                                  315                 405                 222
 Printing/postage expense                                        380                 479                 271
 Other                                                           100                 122                  65
 12b-1 fees - Investor Class (Note 3)                          8,389              18,967              18,092
 12b-1 fees - C Class (Note 3)                                24,762              10,942               1,316
 12b-1 fees - A Class (Note 3)                                   132               1,083                  48
 Administrative services fees - Investor Class
  (Note 3)                                                     8,389              18,967              18,092
                                                        ----------------------------------------------------
 GROSS EXPENSES                                               97,515             117,666              80,111
  Less expenses paid directly by the Advisor
    (Note 3)                                                 (31,618)            (37,115)            (25,772)
                                                        ----------------------------------------------------
 NET EXPENSES                                                 65,897              80,551              54,339
                                                        ----------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                492,979             478,997              36,216
                                                        ----------------------------------------------------
Realized and Unrealized Gains (Losses):
 Realized gain (loss) on sales of investment
  company shares                                              66,441             (41,743)             (5,638)
 Realized gain distributions from investment
  company shares                                              17,176                  --                  --
 Change in unrealized appreciation (depreciation)
  of investments                                           4,513,607           7,397,784           4,666,375
                                                        ----------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)                4,597,224           7,356,041           4,660,737
                                                        ----------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS                 $ 5,090,203         $ 7,835,038         $ 4,696,953
==================================================================================================================
















--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 88

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               GROWTH                                  VALUE
                                                  --------------------------------------------------------------------------
                                                   YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                  DEC. 31, 2003       DEC. 31, 2002       DEC. 31, 2003        DEC. 31, 2002
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income (loss)                     $     440,069       $     409,700       $     756,404       $     955,203
 Net realized gain (loss) on investments and
  futures                                              (694,144)        (15,547,897)            381,641         (29,080,621)
 Change in unrealized appreciation
  (depreciation) of investments and other
  assets & liabilities                               19,813,877         (27,429,912)         18,330,576          (4,000,592)
                                                 --------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS             19,559,802         (42,568,109)         19,468,621         (32,126,010)

Distributions From:
 Net investment income
  Advisor Class                                        (504,934)           (349,559)           (752,591)           (877,524)
  Investor Class                                           (579)                 (8)            (18,767)            (61,450)
  C Class                                                  (740)                 --              (3,090)                 --
  A Class                                                    (1)                 --                  (3)                 --
                                                 --------------------------------------------------------------------------
                                                       (506,254)           (349,567)           (774,451)           (938,974)
                                                 --------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                       (506,254)           (349,567)           (774,451)           (938,974)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                         20,335,198          51,613,987          16,206,258          34,325,871
 Reinvestment of distributions                          205,242             150,618             207,791             297,624
 Cost of redemptions                                (39,905,063)        (98,044,845)        (35,248,678)        (69,704,662)
                                                 --------------------------------------------------------------------------
 NET DECREASE FROM CAPITAL SHARE
  TRANSACTIONS                                      (19,364,623)        (46,280,240)        (18,834,629)        (35,081,167)
                                                 --------------------------------------------------------------------------
 TOTAL DECREASE IN NET ASSETS                          (311,075)        (89,197,916)           (140,459)        (68,146,151)

Net Assets:
 Beginning of period                                100,868,489         190,066,405          75,202,035         143,348,186
                                                 --------------------------------------------------------------------------
 End of period                                      100,557,414         100,868,489          75,061,576          75,202,035
===========================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)       $          --       $      60,133       $          --       $      16,229












--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 89

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SMALL TO MID CAP                  INTERNATIONAL EQUITY
                                                    ------------------------------------------------------------------------
                                                     YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DEC. 31, 2003      DEC. 31, 2002       DEC. 31, 2003       DEC. 31, 2002
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income (loss)                      $     217,146       $     (98,361)      $     717,461       $     530,218
 Net realized loss on investments and foreign
  currency                                           (11,300,440)        (10,094,782)         (3,790,202)         (7,703,426)
 Change in unrealized appreciation
  (depreciation) of investments and other
  assets & liabilities and foreign currency           57,055,985         (12,680,459)         22,206,854          (5,388,015)
                                                  --------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS              45,972,691         (22,873,602)         19,134,113         (12,561,223)

Distributions From:
 Net investment income
  Advisor Class                                         (213,742)                 --                  --                  --
  Investor Class                                              --                  --                  --                  --
  C Class                                                     --                  --                  --                  --
  A Class                                                     --                  --                  --                  --
                                                  --------------------------------------------------------------------------
                                                        (213,742)                 --                  --                  --
                                                  --------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                        (213,742)                 --                  --                  --

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                          44,014,952          55,788,270          15,254,617          84,474,673
 Reinvestment of distributions                            68,291                  --                  --                  --
 Cost of redemptions                                 (61,977,935)       (109,440,872)        (24,385,420)       (115,410,340)
                                                  --------------------------------------------------------------------------
 NET DECREASE FROM CAPITAL SHARE
  TRANSACTIONS                                       (17,894,692)        (53,652,602)         (9,130,803)        (30,935,667)
                                                  --------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS              27,864,257         (76,526,204)         10,003,310         (43,496,890)

Net Assets:
 Beginning of period                                 112,288,967         188,815,171          61,440,987         104,937,877
                                                  --------------------------------------------------------------------------
 End of period                                       140,153,224         112,288,967          71,444,297          61,440,987
============================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME               $       3,404       $          --       $     315,833       $          --
















--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 90

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         HIGH YIELD BOND                  INTERMEDIATE FIXED-INCOME
                                                 ----------------------------------------------------------------------
                                                  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                 DEC. 31, 2003      DEC. 31, 2002      DEC. 31, 2003      DEC. 31, 2002
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                           $  4,875,547       $  4,061,314       $  2,228,178       $  3,008,983
 Net realized gain (loss) on investments            2,644,727         (2,441,292)         1,760,332          1,017,286
 Change in unrealized appreciation
  (depreciation) of investments and other
  assets & liabilities                              4,336,602           (713,867)        (1,593,378)         2,610,960
                                                ----------------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                      11,856,876            906,155          2,395,132          6,637,229

Distributions From:
 Net investment income
  Advisor Class                                    (4,742,984)        (3,661,175)        (1,904,256)        (2,611,052)
  Investor Class                                      (55,100)          (400,139)          (283,861)          (391,919)
  C Class                                             (78,075)                --            (40,256)                --
  A Class                                                (316)                --                (10)                --
                                                ----------------------------------------------------------------------
                                                   (4,876,475)        (4,061,314)        (2,228,383)        (3,002,971)
 Net realized gain
  Advisor Class                                            --                 --         (1,098,485)          (624,496)
  Investor Class                                           --                 --           (196,756)           (95,346)
  C Class                                                  --                 --            (38,633)
  A Class                                                  --                 --                (29)                --
                                                ----------------------------------------------------------------------
                                                           --                 --         (1,333,903)          (719,842)
 Return of capital
  Advisor Class                                            --            (14,712)                --                 --
  Investor Class                                           --             (1,690)                --                 --
  C Class                                                  --                 --                 --                 --
  A Class                                                  --                 --                 --                 --
                                                ----------------------------------------------------------------------
                                                           --            (16,402)                --                 --
                                                ----------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                   (4,876,475)        (4,077,716)        (3,562,286)        (3,722,813)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                       19,858,606         38,774,135         18,876,506         35,710,274
 Reinvestment of distributions                        522,854            535,117          1,348,847          1,170,771
 Cost of redemptions                              (32,949,871)       (17,478,278)       (32,373,564)       (34,569,337)
                                                ----------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                              (12,568,411)        21,830,974        (12,148,211)         2,311,708
                                                ----------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS           (5,588,010)        18,659,413        (13,315,365)         5,226,124

Net Assets:
 Beginning of period                               59,021,320         40,361,907         58,479,660         53,253,536
                                                ----------------------------------------------------------------------
 End of period                                     53,433,310         59,021,320         45,164,295         58,479,660
======================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $         --       $         --       $         --       $        357









--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 91

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                SHORT-INTERMEDIATE FIXED-INCOME             MORTGAGE SECURITIES
                                               -------------------------------------------------------------------------
                                                YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               DEC. 31, 2003       DEC. 31, 2002       DEC. 31, 2003       DEC. 31, 2002
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                         $   2,398,742       $   2,678,008       $   4,889,585       $   7,057,395
 Net realized gain (loss) on investments,
  futures, and written options                       506,727            (386,187)          2,340,159           1,271,912
 Change in unrealized appreciation
  (depreciation) of investments and other
  assets & liabilities                            (1,502,596)          1,541,470          (3,565,210)          2,815,470
                                              --------------------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                      1,402,873           3,833,291           3,664,534          11,144,777

Distributions From:
 Net investment income
  Advisor Class                                   (2,079,029)         (2,350,079)         (4,599,903)         (6,003,541)
  Investor Class                                    (215,673)           (320,462)            (44,941)           (863,878)
  C Class                                            (50,729)                 --             (23,305)                 --
  A Class                                                 (7)                 --                  (7)                 --
                                              --------------------------------------------------------------------------
                                                  (2,345,438)         (2,670,541)         (4,668,156)         (6,867,419)
 Net realized gain
  Advisor Class                                           --                  --          (3,107,382)           (895,154)
  Investor Class                                          --                  --             (26,709)            (54,691)
  C Class                                                 --                  --             (24,261)                 --
  A Class                                                 --                  --                 (17)                 --
                                              --------------------------------------------------------------------------
                                                          --                  --          (3,158,369)           (949,845)
                                              --------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                  (2,345,438)         (2,670,541)         (7,826,525)         (7,817,264)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                      57,622,118          27,298,736          36,166,990         102,101,855
 Reinvestment of distributions                       404,351             490,088           2,195,943           1,654,491
 Cost of redemptions                             (17,462,220)        (41,753,263)        (48,814,466)        (59,767,683)
                                              --------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                              40,564,249         (13,964,439)        (10,451,533)         43,988,663
                                              --------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS          39,621,684         (12,801,689)        (14,613,524)         47,316,176

Net Assets:
 Beginning of period                              50,698,897          63,500,586         176,745,427         129,429,251
                                              --------------------------------------------------------------------------
 End of period                                    90,320,581          50,698,897         162,131,903         176,745,427
========================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME           $       1,446       $       4,798       $      23,927       $          --







--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 92

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                   U.S. GOVERNMENT MONEY
                                             -----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                             DEC. 31, 2003      DEC. 31, 2002
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                      $     8,120,854     $    15,687,643
                                            -----------------------------------
 NET INCREASE FROM OPERATIONS                     8,120,854          15,687,643

Distributions From:
 Net investment income
  Advisor Class                                  (8,054,037)        (15,582,318)
  Investor Class                                    (64,654)           (105,325)
  C Class                                            (2,153)                 --
  A Class                                               (10)                 --
                                            -----------------------------------
                                                 (8,120,854)        (15,687,643)
                                            -----------------------------------
 NET DECREASE FROM DISTRIBUTIONS                 (8,120,854)        (15,687,643)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                  2,783,588,615       2,349,481,394
 Reinvestment of distributions                      321,208             685,954
 Cost of redemptions                         (2,862,502,438)     (2,266,766,807)
                                            -----------------------------------
 NET INCREASE (DECREASE)  FROM CAPITAL
  SHARE TRANSACTIONS                            (78,592,615)         83,400,541
                                            -----------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS        (78,592,615)         83,400,541

Net Assets:
 Beginning of period                          1,270,456,967       1,187,056,426
                                            -----------------------------------
 End of period                                1,191,864,352       1,270,456,967
================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME        $            --     $            --
















--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 93

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         ACCESSOR                        ACCESSOR INCOME &
                                                     INCOME ALLOCATION                   GROWTH ALLOCATION
                                              ----------------------------------------------------------------------
                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                              DEC. 31, 2003      DEC. 31, 2002      DEC. 31, 2003      DEC. 31, 2002
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                        $    393,736       $    531,550       $    284,478       $    209,970
 Net realized gain on investments                   75,481             21,767             47,261             21,846
 Change in unrealized appreciation
  (depreciation) of investments                     48,692            100,298          1,072,343           (392,246)
                                             ----------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS           517,909            653,615          1,404,082           (160,430)

Distributions From:
 Net investment income
  Advisor Class                                   (291,299)          (441,699)          (196,909)          (107,562)
  Investor Class                                   (99,226)           (89,851)           (79,202)          (102,408)
  C Class                                           (2,827)                --             (8,258)                --
  A Class                                             (354)                --               (229)                --
                                             ----------------------------------------------------------------------
                                                  (393,706)          (531,550)          (284,598)          (209,970)
 From net realized gain
  Advisor Class                                    (33,535)           (17,057)           (32,480)            (8,757)
  Investor Class                                   (14,801)            (4,710)           (14,557)            (6,567)
  C Class                                           (1,928)                --             (4,605)                --
  A Class                                             (648)                --               (177)                --
                                             ----------------------------------------------------------------------
                                                   (50,912)           (21,767)           (51,819)           (15,324)
 In excess of net realized gain
  Advisor Class                                         --             (3,168)                --                 --
  Investor Class                                        --               (645)                --                 --
  C Class                                               --                 --                 --                 --
  A Class                                               --                 --                 --                 --
                                             ----------------------------------------------------------------------
                                                        --             (3,813)                --                 --
 Return of capital
  Advisor Class                                         --             (3,677)                --                 --
  Investor Class                                        --               (748)                --                 --
  C Class                                               --                 --                 --                 --
  A Class                                               --                 --                 --                 --
                                             ----------------------------------------------------------------------
                                                        --             (4,425)                --                 --
                                             ----------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                  (444,618)          (561,555)          (336,417)          (225,294)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                     5,697,711          5,917,135          6,667,375          5,585,596
 Reinvestment of distributions                     257,455            216,590            222,064            209,958
 Cost of redemptions                            (7,633,589)        (7,824,991)        (2,876,800)        (3,038,289)
                                             ----------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                            (1,678,423)        (1,691,266)         4,012,639          2,757,265
                                             ----------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS        (1,605,132)        (1,599,206)         5,080,304          2,371,541

Net Assets:
 Beginning of period                            12,530,269         14,129,475          8,698,474          6,326,933
                                             ----------------------------------------------------------------------
 End of period                                  10,925,137         12,530,269         13,778,778          8,698,474
===================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME          $         30       $         --       $         --       $         --

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 94

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             ACCESSOR                        ACCESSOR GROWTH &
                                                        BALANCED ALLOCATION                  INCOME ALLOCATION
                                                 ----------------------------------------------------------------------
                                                  YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                 DEC. 31, 2003      DEC. 31, 2002      DEC. 31, 2003      DEC. 31, 2002
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                           $    543,733       $    468,892       $    492,979       $    473,563
 Net realized gain on investments                      86,881             33,222             83,617             18,535
 Change in unrealized appreciation
  (depreciation) of investments                     3,825,838         (2,003,592)         4,513,607         (2,795,216)
                                                ----------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS            4,456,452         (1,501,478)         5,090,203         (2,303,118)

Distributions From:
 Net investment income
  Advisor Class                                      (386,259)          (308,116)          (395,988)          (425,977)
  Investor Class                                     (137,860)          (144,573)           (54,787)           (47,586)
  C Class                                             (35,253)                --            (40,592)                --
  A Class                                                (599)                --             (1,666)                --
                                                ----------------------------------------------------------------------
                                                     (559,971)          (452,689)          (493,033)          (473,563)
 Net realized gain
  Advisor Class                                       (44,700)           (22,161)           (44,823)           (15,048)
  Investor Class                                      (17,312)           (12,024)            (7,722)            (2,252)
  C Class                                             (11,588)                --            (16,033)                --
  A Class                                                (583)                --               (787)                --
                                                ----------------------------------------------------------------------
                                                      (74,183)           (34,185)           (69,365)           (17,300)
                                                ----------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                     (634,154)          (486,874)          (562,398)          (490,863)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                       14,921,115          9,371,674         13,464,602          7,771,053
 Reinvestment of distributions                        537,535            467,703            508,637            478,275
 Cost of redemptions                               (6,047,343)        (5,963,222)        (3,893,333)        (6,661,734)
                                                ----------------------------------------------------------------------
 NET INCREASE FROM CAPITAL
  SHARE TRANSACTIONS                                9,411,307          3,876,155         10,079,906          1,587,594
                                                ----------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS           13,233,605          1,887,803         14,607,711         (1,206,387)

Net Assets:
 Beginning of period                               18,582,406         16,694,603         19,785,145         20,991,532
                                                ----------------------------------------------------------------------
 End of period                                     31,816,011         18,582,406         34,392,856         19,785,145
======================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $         --       $     16,203       $         --       $         --







--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 95

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 ACCESSOR                       ACCESSOR AGGRESSIVE
                                                             GROWTH ALLOCATION                   GROWTH ALLOCATION
                                                 ---------------------------------------------------------------------
                                                  YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                 DEC. 31, 2003     DEC. 31, 2002      DEC. 31, 2003      DEC. 31, 2002
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income (loss)                    $    478,997       $    448,125       $     36,216       $     11,239
 Net realized gain (loss) on investments              (41,743)           (12,003)            (5,638)          (195,407)
 Change in unrealized appreciation
  (depreciation) of investments                     7,397,784         (5,777,808)         4,666,375         (3,757,842)
                                                ----------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS            7,835,038         (5,341,686)         4,696,953         (3,942,010)

Distributions From:
 Net investment income
  Advisor Class                                      (363,836)          (358,751)           (36,118)           (11,213)
  Investor Class                                      (90,436)           (89,374)                --                 --
  C Class                                             (17,117)                --                 --                 --
  A Class                                              (7,083)                --               (135)                --
                                                ----------------------------------------------------------------------
                                                     (478,472)          (448,125)           (36,253)           (11,213)
 In excess of net realized gain
  Advisor Class                                            --             (8,419)                --             (6,590)
  Investor Class                                           --             (2,983)                --             (5,563)
  C Class                                                  --                 --                 --                 --
  A Class                                                  --                 --                 --                 --
                                                ----------------------------------------------------------------------
                                                           --            (11,402)                --            (12,153)
 Return of capital
  Advisor Class                                            --             (1,961)                --                 --
  Investor Class                                           --               (488)                --                 --
  C Class                                                  --                 --                 --                 --
  A Class                                                  --                 --                 --                 --
                                                ----------------------------------------------------------------------
                                                           --             (2,449)                --                 --
                                                ----------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                     (478,472)          (461,976)           (36,253)           (23,366)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                       12,429,400          9,327,970          4,286,524          5,573,401
 Reinvestment of distributions                        457,896            450,665             36,139             23,330
 Cost of redemptions                               (7,105,470)        (8,892,388)        (3,296,830)        (6,298,605)
                                                ----------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                                5,781,826            886,247          1,025,833           (701,874)
                                                ----------------------------------------------------------------------
 TOTAL INCREASE (DECREASE)  IN NET ASSETS          13,138,392         (4,917,415)         5,686,533         (4,667,250)

Net Assets:
 Beginning of period                               27,181,636         32,099,051         14,625,191         19,292,441
                                                ----------------------------------------------------------------------
 End of period                                     40,320,028         27,181,636         20,311,724         14,625,191
======================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $        525       $         --       $         --       $         26



--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================
                                   accessor 96

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
1. ORGANIZATION |
---------------- Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 15 diversified investment funds (individually, a "Fund", and collectively, the "Funds"): Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), and U.S. Government Money Fund (the "Money Fund"); and the Accessor Allocation Funds:
Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund offers four classes of shares, Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. Each class of shares has identical rights and privileges except with respect to expenses specific to each class, and with respect to voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

-----------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES |
----------------------------------- The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates. To the extent that the Allocation
Funds are invested in each of the Underlying Funds, the Allocation Funds will also be exposed to these types of transactions.

SECURITY VALUATION
Net Asset Value ("NAV") per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. EST. The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests may change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market and NASDAQ Small Cap Markets shall be based on the NASDAQ Official Closing Price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices.
     Fixed-income securities and other assets for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent bid quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.
     Investments in the Money Fund and short-term debt investments maturing in 60 days or less are valued at amortized cost, which approximates market value.
     Mutual fund investments in the Accessor Allocation Funds are valued at the closing net asset value per share.
     An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors"). If a security's value has been materially affected by events occurring after the close of the exchange or market for which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes more accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

--------------------------------------------------------------------------------
                                   accessor 97

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS
The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are payable in a foreign currency. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.
     The  Funds  do not  isolate  that  portion  of the  results  of  operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amount of income or expenses initially recorded on each of the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.
     The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

OFF-BALANCE SHEET RISK
The Funds (other than the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.
     The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS
The Funds (other than the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

OPTIONS TRANSACTIONS
The Funds (other than the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities

--------------------------------------------------------------------------------
                                   accessor 98

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.
     When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
     When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements (agreements to purchase securities -- generally securities of the U.S. Government, its agencies or instrumentalities -- subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund and the Accessor Balanced Allocation Fund; declared and paid quarterly for the Equity Funds and the other Accessor Allocation Funds; declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.
     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES
It is each Fund's intention to comply with the requirements of the Internal Revenue Code (the "Code") to qualify as a regulated investment company and distribute substantially all of its taxable income and net realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, each Fund will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.
     Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in these financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the statement of changes in net assets and financial highlights may differ from that reported to shareholders for Federal income tax purposes.

FORWARD COMMITMENTS
The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a future date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment" or "TBA") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be

--------------------------------------------------------------------------------
                                   accessor 99

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.
     The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

OTHER
Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

RESTRICTED SECURITIES
The Funds (other than the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at December 31, 2003 is detailed in the Schedules of Investments, as applicable.

COMMISSION RECAPTURE
Certain Funds directed portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statements of Operations.

REDEMPTION FEES
Shares exchanged or redeemed from Growth, Value, Small to Mid Cap, International Equity and High Yield Bond Funds within 90 days from the date of purchase are subject to a redemption fee equal to 2% of the proceeds of the redeemed or exchanged shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital. Cost of redemptions reported in the Statement of Changes in Net Assets is reported net of such fees.

--------------------------------------------------------------------------------
3. RELATED PARTY TRANSACTIONS |
------------------------------

MANAGER
Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital"). Pursuant to this agreement, Accessor Capital operates or administers the provision of all general management, investment advisory and management services for the Funds. Accessor Capital also directly manages the U.S. Government Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Fund.

--------------------------------------------------------------------------------
                                  accessor 100

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

     ACCESSOR FUNDS                                       ANNUAL MANAGEMENT FEE
--------------------------------------------------------------------------------
     Growth                                                        0.45%
     Value                                                         0.45
     Small to Mid Cap                                              0.60
     International Equity                                          0.55
     High Yield Bond                                               0.36
     Intermediate Fixed-Income                                     0.33
     Short-Intermediate Fixed-Income                               0.33
     Mortgage Securities                                           0.36
     U.S. Government Money                                         0.08
     Income Allocation                                             0.10
     Income & Growth Allocation                                    0.10
     Balanced Allocation                                           0.10
     Growth & Income Allocation                                    0.10
     Growth Allocation                                             0.10
     Aggressive Growth Allocation                                  0.10
================================================================================

Accessor Funds has obtained an exemptive order from the Securities and Exchange Commission that allows the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor Allocation Funds. To the extent these expenses are not paid by the Underlying Funds, Accessor Capital agreed to pay these expenses for the fiscal year ended December 31, 2003. None of the expenses incurred by the Allocation Funds for the year ended December 31, 2003, were paid by the Underlying Funds. The expenses paid by Accessor Capital are reflected in the Statement of Operations for the respective Allocation Fund. Accessor Capital has contractually agreed to continue to pay these beginning January 1, 2004 and continuing through December 31, 2006, to the extent that the expense ratio of each Allocation Fund does not exceed 0.20% annually (not including distribution and service fees and administrative services fees).

MONEY MANAGERS
Each Fund's assets (other than the Money Fund and the Accessor Allocation Funds) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. For the first five complete calendar quarters of management by its Money Manager, each Fund will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Fund managed by such Money Manager. This fee has two components, the Basic Fee and the Fund Management Fee. Commencing with the sixth calendar quarter of management for each Fund (other than the Small to Mid Cap Fund), the Money Manager fee consists of two components, the Basic Fee and the Performance Fee. The Money Manager of the Small to Mid Cap Fund will receive only a Performance Fee.
     The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of Accessor Funds' Board of Directors:

--------------------------------------------------------------------------------
     FUND                                INDEX
--------------------------------------------------------------------------------
     Growth                              S&P 500/BARRA Growth Index
     Value                               S&P 500/BARRA Value Index
     Small to Mid Cap                    Wilshire 4500 Index
     International Equity                Morgan  Stanley  Capital International
     EMF Index                             EAFE(R)+
     High Yield Bond                     Lehman Brothers U.S. Corporate High
     Intermediate Fixed-Income             Yield Index
     Short-Intermediate Fixed-Income     Lehman Brothers Government/Credit Index
     Index                               Lehman Brothers Government/Credit
     Mortgage Securities                   1-5 Year
                                         Lehman Brothers Mortgage-Backed
                                           Securities Index
================================================================================


--------------------------------------------------------------------------------
                                  accessor 101

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

For the year ended December 31, 2003, the following Basic Fees, Fund Management Fees and Performance Fees were calculated based on the average daily net assets of the Funds:

--------------------------------------------------------------------------------
                                               FUND
                                 BASIC      MANAGEMENT     PERFORMANCE     TOTAL
FUND                 QUARTER      FEE           FEE           FEE           FEE
--------------------------------------------------------------------------------
Growth               First        0.10%           -          0.05%         0.15%
                     Second       0.10%           -            -           0.10%
                     Third        0.10%           -            -           0.10%
                     Fourth       0.10%           -            -           0.10%

ValueFirst           0.10%          -             -          0.10%
                     Second       0.10%           -            -           0.10%
                     Third        0.10%           -            -           0.10%
                     Fourth       0.10%           -            -           0.10%

Small to Mid Cap     First          -             -          0.42%         0.42%
                     Second         -             -          0.35%         0.35%
                     Third          -             -          0.35%         0.35%
                     Fourth         -             -          0.35%         0.35%

International        First        0.20%         0.20%          -           0.40%
Equity               Second       0.20%         0.20%          -           0.40%
                     Third        0.20%           -          0.10%         0.30%
                     Fourth       0.20%           -          0.20%         0.40%

High Yield           First        0.07%           -          0.22%         0.29%
Bond Second          0.07%          -           0.22%        0.29%
                     Third        0.07%           -          0.20%         0.27%
                     Fourth       0.07%           -          0.16%         0.23%

Intermediate         First        0.05%           -            -           0.05%
Fixed-Income         Second       0.05%           -            -           0.05%
                     Third        0.05%           -          0.09%         0.14%
                     Fourth       0.05%           -          0.15%         0.20%

Short-Intermediate   First        0.05%           -            -           0.05%
Fixed-Income         Second       0.05%           -            -           0.05%
                     Third        0.05%           -            -           0.05%
                     Fourth       0.05%           -            -           0.05%

Mortgage             First        0.07%           -          0.12%         0.19%
Securities           Second       0.07%           -          0.12%         0.19%
                     Third        0.07%           -          0.12%         0.19%
                     Fourth       0.07%           -          0.12%         0.19%
================================================================================

DISTRIBUTION AND SERVICE PLANS
Accessor Funds has adopted Distribution and Service Plans under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Class Shares, A Class Shares and C Class Shares of each Fund to compensate ALPS Distributors, Inc. (the "Distributor") and/or third party intermediaries or other service organizations each month for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of these Plans, Accessor Funds will pay the Distributor or third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.
     The maximum amount payable to service organizations under the Distribution and Service Plans, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 0.75% of the average daily net assets of each Fund for distribution and 0.25% of the average daily net assets of each Fund for shareholder service fees attributable to C Class Shares, respectively. Effective July 1, 2003, the Board of Directors on behalf of the Money Fund temporarily limited the payment of 12b-1 fees for the C Class Shares to 0.25% to assist the Money Fund's efforts to maintain a $1.00 net asset value per share. Such fee limitation is voluntary and temporary and may be revised or terminated at any time by the Board of Directors without notice.

--------------------------------------------------------------------------------
                                  accessor 102

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

DISTRIBUTOR
Accessor Funds' distribution and service plans for the Investor Class shares, A Class Shares and the C Class shares allow each class to pay distribution and service fees to the Distributor, which may pay some or all of these fees to financial intermediaries for the sales and distribution-related activities and for providing non-distribution related shareholder services. In the aggregate, these fees will not exceed 0.25% annually of the Investor Class' average daily net assets, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 1.00% annually of the C Class average daily net assets subject to the Board of Directors limitation on the Money Fund 12b-1 fee, as previously described. The distribution and service fee is paid to each financial intermediary that enters into a selling agreement with ALPS Distributors based on the average daily net assets of accounts attributable to such intermediary.
     Further, under the A Class and C Class distribution and service plan, ALPS Distributors will generally retain the first year of the distribution and service fees attributable to purchases of A Class Shares and will retain the distribution and service fees attributable to purchases of C Class Shares for which a broker-dealer has received an up-front commission payment from the Distributor. The Distributor may retain the distribution and service fee for accounts not attributable to a broker-dealer. Certain A Class shares and C Class shares are subject to a 1.00% contingent deferred sales charge ("CDSC") for shares sold within 24 months and one year, respectively, after the date of purchase. Any CDSC is paid to the Distributor. The Distributor may remit portions of the CDSC to Accessor Capital to compensate Accessor Capital for financing the 1.00% up-front payment of the distribution and service fees to broker-dealers pursuant to certain A Class and C Class financing and servicing agreements between the Distributor and Accessor Capital.

DEFENSIVE DISTRIBUTION AND SERVICE PLAN
Accessor Funds has adopted a Defensive Distribution and Service Plan contemplated under Rule 12b-1 of the Investment Company Act of 1940 with respect to Advisor Class Shares of the Underlying Funds to allow Accessor Capital the ability to pay for distribution-related expenses out of its profits.

ACM ADMINISTRATIVE PLAN
Accessor Funds has adopted an ACM Administrative Plan (formerly Shareholder Services Plan) with respect to Advisor Class, Investor Class and C Class shares of the Money Fund. Pursuant to the ACM Administrative Plan, Accessor Funds will pay Accessor Capital for certain administrative, informational and support services to investors who may from time to time beneficially own Money Fund shares either directly or through omnibus accounts. The maximum amount payable to Accessor Capital is 0.25% of the average daily net assets of the Advisor, Investor, A Class and C Class shares of the Money Fund , respectively; provided, however, that the Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class, A Class or C Class shares that will be allocated under the Accessor Funds' Distribution and Service Plans or any non-distribution related amounts for the Investor Class Shares that will be allocated under the Accessor Funds' Administrative Services Plan.

ADMINISTRATIVE SERVICES PLAN
Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund to reimburse third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution and Service Plan. Effective July 1, 2003, the Board of Directors on behalf of the Money Fund temporarily suspended the payment of 0.25% administrative services fee for the Investor Class Shares. Any such fee limitation is voluntary and temporary and may be revised or terminated at any time by the Board of Directors.

TRANSFER AGENT AND ADMINISTRATION
Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee (0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

DIRECTOR FEES AND EXPENSES
The Funds do not pay any compensation directly to its officers or directors who are directors, officers or employees of Accessor Capital or its affiliates. Each other director receives a fee of $3,000 for each meeting of the Board of Directors attended. Reasonable expenses of the Board of Directors are reimbursed by the Funds.

--------------------------------------------------------------------------------
                                  accessor 103

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
4. SHARES OF STOCK |
------------------- Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

===================================================================================================================================
                      ADVISOR CLASS                INVESTOR CLASS                    C CLASS                       A CLASS
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
 FUND             SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND

Year Ended December 31, 2003
Subscribed         966,945   $ 18,203,251         24,781   $    451,990         95,462   $  1,678,957             52   $      1,000
Reinvested          10,922        204,152             27            550             31            540             --             --
Redeemed        (1,991,068)   (37,097,147)      (129,453)    (2,340,109)       (25,437)      (467,807)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (1,013,201)  $(18,689,744)      (104,645)  $ (1,887,569)        70,056   $  1,211,690             52   $      1,000

Year Ended December 31, 2002
Subscribed       2,392,209   $ 47,869,836        145,923   $  3,011,209         42,762   $    732,942
Reinvested           8,259        150,618             --             --             --             --
Redeemed        (3,837,101)   (75,896,875)    (1,262,062)   (22,147,970)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    (1,436,633)  $(27,876,421)    (1,116,139)  $(19,136,761)        42,762   $    732,942

====================================================================================================================================
VALUE FUND

Year Ended December 31, 2003
Subscribed         937,547   $ 14,152,299         28,961   $    444,892        116,554   $  1,607,572             93   $      1,495
Reinvested          12,493        191,236            937         14,075            158          2,477              -              3
Redeemed        (2,226,662)   (33,524,751)       (85,877)    (1,233,967)       (33,706)      (489,931)            (2)           (29)
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (1,276,622)  $(19,181,216)       (55,979)  $   (775,000)        83,006   $  1,120,118             91   $      1,469

Year Ended December 31, 2002
Subscribed       1,842,004   $ 29,015,982        282,086   $  4,670,820         46,922   $    639,069
Reinvested          19,563        281,367          1,178         16,257             --             --
Redeemed        (3,088,657)   (47,615,597)    (1,601,681)   (22,089,065)            --             --
              ---------------------------------------------------------------------------------------------------------------------
  Net increase
  (decrease)    (1,227,090)  $(18,318,248)    (1,318,417)  $(17,401,988)        46,922   $    639,069

===================================================================================================================================
SMALL TO MID CAP FUND

Year Ended December 31, 2003
Subscribed       2,411,042   $ 42,065,472         27,570   $    490,770         95,161   $  1,457,710             55   $      1,000
Reinvested           4,183         68,291             --             --             --             --             --             --
Redeemed        (3,428,583)   (60,028,008)       (94,788)    (1,578,064)       (23,012)      (371,863)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (1,013,358)  $(17,894,245)       (67,218)  $ (1,087,294)        72,149   $  1,085,847             55   $      1,000

Year Ended December 31, 2002
Subscribed       3,257,325   $ 53,926,148         84,401   $  1,358,768         34,429   $    503,354
Reinvested              --             --             --             --             --             --
Redeemed        (5,293,943)   (86,503,256)    (1,441,541)   (22,937,616)            --             --
              ---------------------------------------------------------------------------------------------------------------------
  Net increase
  (decrease)    (2,036,618)  $(32,577,108)    (1,357,140)  $(21,578,848)        34,429   $    503,354





--------------------------------------------------------------------------------
                               accessor 104

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

===================================================================================================================================
                      ADVISOR CLASS                INVESTOR CLASS                    C CLASS                       A CLASS
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
 FUND             SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

Year Ended December 31, 2003
Subscribed       1,343,780   $ 13,849,979         86,202   $    830,652         56,739   $    572,986             89   $      1,000
Reinvested              --             --             --             --             --             --             --             --
Redeemed        (2,165,465)   (22,724,501)      (138,478)    (1,293,476)       (35,927)      (367,443)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)        (821,685)  $ (8,874,522)       (52,276)  $   (462,824)        20,812   $    205,543             89   $      1,000

Year Ended December 31, 2002
Subscribed       7,688,092   $ 81,771,088        211,809   $  2,068,152         65,917   $    635,433
Reinvested              --             --             --             --             --             --
Redeemed        (8,573,474)   (92,792,271)    (2,325,509)   (22,618,069)            --             --
              ---------------------------------------------------------------------------------------------------------------------
  Net increase
  (decrease)      (885,382)  $(11,021,183)    (2,113,700)  $(20,549,917)        65,917   $    635,433

===================================================================================================================================
HIGH YIELD BOND FUND

Year Ended December 31, 2003
Subscribed       1,699,156   $ 18,004,735        107,132   $  1,122,379         68,744   $    717,309          1,310   $     14,183
Reinvested          40,221        422,845          4,831         50,033          4,703         49,660             29            316
Redeemed        (2,910,245)   (30,656,619)      (204,570)    (2,111,846)       (16,992)      (181,406)            --            --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (1,170,868)  $(12,229,039)       (92,607)  $   (939,434)        56,455   $    585,563          1,339   $     14,499

Year Ended December 31, 2002
Subscribed       3,701,459   $ 37,060,948        118,399   $  1,189,538         53,108   $    523,649
Reinvested          46,004        464,612          7,002         70,505             --             --
Redeemed          (825,148)    (8,256,054)      (917,558)    (9,222,224)            --             --
              ---------------------------------------------------------------------------------------------------------------------
  Net increase
  (decrease)     2,922,315   $ 29,269,506       (792,157)  $ (7,962,181)        53,108   $    523,649

===================================================================================================================================
INTERMEDIATE FIXED-INCOME FUND

Year Ended December 31, 2003
Subscribed       1,410,435   $ 17,627,622         21,653   $    270,238         77,863   $    977,646             80   $      1,000
Reinvested          83,513      1,028,670         21,337        261,336          4,786         58,802              3             39
Redeemed        (2,474,191)   (30,880,904)       (95,237)    (1,193,616)       (23,678)      (299,044)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)        (980,243)  $(12,224,612)       (52,247)  $   (662,042)        58,971   $    737,404             83   $      1,039

Year Ended December 31, 2002
Subscribed       2,817,020   $ 34,251,619         68,918   $    837,159         49,919   $    621,496
Reinvested          80,041        979,986         15,562        190,785             --             --
Redeemed        (2,605,059)   (32,044,274)      (206,744)    (2,525,063)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)         292,002   $  3,187,331       (122,264)  $ (1,497,119)        49,919   $    621,496





--------------------------------------------------------------------------------
                                  accessor 105

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

===================================================================================================================================
                      ADVISOR CLASS                INVESTOR CLASS                    C CLASS                       A CLASS
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
 FUND             SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE FIXED-INCOME FUND

Year Ended December 31, 2003
Subscribed       4,469,931 $   54,748,618         40,202 $      493,500        192,507 $    2,379,000            81  $        1,000
Reinvested          27,702        339,768          3,248         39,674          2,034         24,902             1               7
Redeemed        (1,334,846)   (16,307,256)       (75,251)      (924,221)       (18,752)      (230,743)           --              --
            -----------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)       3,162,787 $   38,781,130        (31,801)$     (391,047)       175,789 $    2,173,159            82  $        1,007

Year Ended December 31, 2002
Subscribed       2,104,354 $   25,624,937         87,396 $    1,067,367         49,183 $      606,432
Reinvested          34,544        419,864          5,781         70,224             --             --
Redeemed        (3,283,381)   (40,174,250)      (129,205)    (1,579,013)            --             --
            -----------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (1,144,483)$  (14,129,449)       (36,028)$     (441,422)        49,183 $      606,432

===================================================================================================================================
MORTGAGE SECURITIES FUND

Year Ended December 31, 2003
Subscribed       2,665,315 $   34,551,201         40,759 $      528,788         83,639 $    1,086,001             77 $        1,000
Reinvested         163,970      2,103,235          4,534         57,990          2,716         34,693              2             25
Redeemed        (3,648,907)   (47,176,150)      (101,724)    (1,319,427)       (24,614)      (318,889)            --             --
            -----------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)        (819,622)$  (10,521,714)       (56,431)$     (732,649)        61,741 $      801,805             79 $        1,025

Year Ended December 31, 2002
Subscribed       6,903,675 $   89,418,930        938,530 $   12,052,255         48,513 $      630,670
Reinvested         114,207      1,472,466         14,113        182,025             --             --
Redeemed        (2,457,996)   (31,645,354)    (2,165,982)   (28,122,329)            --             --
            -----------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)       4,559,886 $   59,246,042     (1,213,339)$  (15,888,049)        48,513 $      630,670

===================================================================================================================================
U.S. GOVERNMENT MONEY FUND

Year Ended December 31, 2003
Subscribed   2,764,081,009 $2,764,081,009     18,541,842 $   18,541,842        955,764 $      955,764         10,000 $       10,000
Reinvested         275,469        275,469         43,705         43,705          2,024          2,024             10             10
Redeemed    (2,839,008,937)(2,839,008,937)   (22,980,791)   (22,980,791)      (512,710)      (512,710)            --             --
            -----------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)     (74,652,459)$  (74,652,459)    (4,395,244)$   (4,395,244)       445,078 $      445,078         10,010 $       10,010

Year Ended December 31, 2002
Subscribed   2,324,234,088 $2,324,234,087     24,945,593 $   24,945,592        301,715 $      301,715
Reinvested         634,159        634,159         51,795         51,795             --             --
Redeemed    (2,252,345,728)(2,252,345,727)   (14,421,082)   (14,421,080)            --             --
            -----------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)      72,522,519 $   72,522,519     10,576,306 $   10,576,307        301,715 $      301,715





--------------------------------------------------------------------------------
                                  accessor 106

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

===================================================================================================================================
                      ADVISOR CLASS                INVESTOR CLASS                    C CLASS                       A CLASS
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
 FUND             SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INCOME ALLOCATION FUND

Year Ended December 31, 2003
Subscribed         240,702   $  3,678,518         88,931   $  1,359,743         33,270   $    508,950          9,798   $    150,500
Reinvested           9,117        139,267          7,466        114,027            272          4,150              1             11
Redeemed          (409,407)    (6,247,903)       (86,191)    (1,319,659)        (4,321)       (66,027)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)        (159,588)  $ (2,430,118)        10,206   $    154,111         29,221   $    447,073          9,799   $    150,511

Year Ended December 31, 2002
Subscribed         281,203   $  4,251,659        110,385   $  1,664,476             66   $      1,000
Reinvested           8,251        124,587          6,092         92,003             --             --
Redeemed          (481,977)    (7,293,864)       (35,216)      (531,127)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)        (192,523)  $ (2,917,618)        81,261   $  1,225,352             66   $      1,000

===================================================================================================================================
INCOME & GROWTH ALLOCATION FUND

Year Ended December 31, 2003
Subscribed         319,502   $  4,480,426         64,943   $    915,124         85,540   $  1,225,944          3,149   $     45,881
Reinvested           8,064        115,222          6,609         93,719            883         12,862             18            261
Redeemed          (129,012)    (1,819,379)       (71,754)      (998,885)        (4,048)       (58,536)            --            --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)         198,554   $  2,776,269           (202)  $      9,958         82,375   $  1,180,270          3,167   $     46,142

Year Ended December 31, 2002
Subscribed         290,346   $  3,957,622        116,691   $  1,626,974             74   $      1,000
Reinvested           8,017        109,244          7,371        100,714             --             --
Redeemed           (86,651)    (1,187,933)      (132,290)    (1,850,356)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)         211,712   $  2,878,933         (8,228)  $   (122,668)            74   $      1,000

===================================================================================================================================
BALANCED ALLOCATION FUND

Year Ended December 31, 2003
Subscribed         605,565   $  7,974,707        134,543   $  1,758,807        368,702   $  4,917,663         19,121   $    269,938
Reinvested          25,091        335,354         11,681        155,173          3,373         46,480             37            528
Redeemed          (262,690)    (3,427,759)      (184,672)    (2,465,453)       (11,182)      (154,131)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)         367,966   $  4,882,302        (38,448)  $   (551,473)       360,893   $  4,810,012         19,158   $    270,466

Year Ended December 31, 2002
Subscribed         487,960   $  6,337,735        235,097   $  3,032,939             81   $      1,000
Reinvested          24,433        311,328         12,271        156,375             --             --
Redeemed          (269,354)    (3,455,016)      (194,959)    (2,508,206)            --             --
              ---------------------------------------------------------------------------------------------------------------------
  Net increase
  (decrease)       243,039   $  3,194,047         52,409   $    681,108             81   $      1,000





--------------------------------------------------------------------------------
                                  accessor 107

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

===================================================================================================================================
                      ADVISOR CLASS                INVESTOR CLASS                    C CLASS                       A CLASS
              ---------------------------   ---------------------------   ---------------------------   ---------------------------
 FUND             SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND

Year Ended December 31, 2003
Subscribed         352,994   $  4,540,038         85,198   $  1,049,017        572,316   $  7,499,671         27,408   $    375,876
Reinvested          29,788        387,050          4,829         62,509          4,140         56,624            174          2,454
Redeemed          (223,349)    (2,789,410)       (79,840)      (976,134)        (9,356)      (127,539)           (18)          (250)
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)         159,433   $  2,137,678         10,187   $    135,392        567,100   $  7,428,756         27,564   $    378,080

Year Ended December 31, 2002
Subscribed         476,449   $  6,056,672        140,718   $  1,713,381             85   $      1,000
Reinvested          34,650        428,437          4,067         49,838             --
Redeemed          (492,578)    (6,260,121)       (33,485)      (401,613)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          18,521   $    224,988        111,300   $  1,361,606             85   $      1,000

===================================================================================================================================
GROWTH ALLOCATION FUND

Year Ended December 31, 2003
Subscribed         353,137   $  4,161,555        127,747   $  1,487,217        375,789   $  4,746,700        156,249   $  2,033,928
Reinvested          28,527        343,300          7,556         90,435          1,303         17,078            521          7,083
Redeemed          (404,432)    (4,666,457)      (200,080)    (2,410,218)        (2,307)       (28,795)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)         (22,768)  $   (161,602)       (64,777)  $   (832,566)       374,785   $  4,734,983        156,770   $  2,041,011

Year Ended December 31, 2002
Subscribed         551,931   $  6,548,740        232,751   $  2,778,230             93   $      1,000
Reinvested          31,329        357,820          8,156         92,845             --             --
Redeemed          (541,804)    (6,176,560)      (234,479)    (2,715,828)            --             --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          41,456   $    730,000          6,428   $    155,247             93   $      1,000

===================================================================================================================================
AGGRESSIVE GROWTH FUND

Year Ended December 31, 2003
Subscribed         179,393   $  1,999,651        155,077   $  1,665,195         37,209   $  438,656           14,695   $    183,022
Reinvested           3,060         36,004             --             --             --           --               10            135
Redeemed          (105,962)    (1,187,977)      (186,226)    (2,105,464)          (176)      (2,060)            (103)        (1,329)
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          76,491   $    847,678        (31,149)  $   (440,269)        37,033   $  436,596           14,602   $    181,828

Year Ended December 31, 2002
Subscribed         249,120   $  2,795,987        252,737   $  2,776,414            100  $    1,000
Reinvested           1,715         17,768            504          5,562             --           --
Redeemed          (280,291)    (3,106,279)      (298,445)    (3,192,326)            --           --
              ---------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)         (29,456)  $   (292,524)       (45,204)  $   (410,350)           100  $    1,000





--------------------------------------------------------------------------------
                                  accessor 108

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
5. SECURITIES TRANSACTIONS |
---------------------------   During the year ended December 31, 2003, purchases
and sales of investments, other than short-term investments and government securities aggregated, were as follows:
================================================================================
                                             PURCHASES             SALES
--------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                                 $   74,388,925     $   94,743,437
   Value                                      84,248,974        102,023,774
   Small to Mid Cap                           58,582,235         77,426,123
   International Equity                       13,451,482         21,122,536
   High Yield Bond                            81,790,131         92,015,198
   Intermediate Fixed-Income                  14,360,364         20,667,227
   Short-Intermediate Fixed-Income            37,340,024         20,455,444
   Mortgage Securities                        25,082,520         12,548,825

ACCESSOR ALLOCATION FUND
   Income Allocation                           5,505,882          6,181,709
   Income & Growth Allocation                  5,221,912          2,433,551
   Balanced Allocation                        11,462,564          4,210,045
   Growth & Income Allocation                 12,140,174          4,294,764
   Growth Allocation                          11,542,223          4,932,005
   Aggressive Growth Allocation                2,480,926          1,148,420

================================================================================
During the year ended December 31, 2003, purchases and sales of long-term U.S. government securities were as follows:

--------------------------------------------------------------------------------
FUND                                        PURCHASES             SALES
--------------------------------------------------------------------------------
     Intermediate Fixed-Income           $   34,255,899     $   37,138,155
     Short-Intermediate Fixed-Income         59,667,977         36,218,546
     Mortgage Securities                    612,045,192        591,025,903

================================================================================
6. IDENTIFIED COST |
-------------------       The identified cost for federal income tax purposes of
investments owned by each Fund, their respective gross unrealized appreciation / (depreciation), and resulting net unrealized appreciation / (depreciation) as applicable at December 31, 2003 were as follows:

--------------------------------------------------------------------------------

                                                                                                NET
                                                           GROSS             GROSS           UNREALIZED
                                        IDENTIFIED       UNREALIZED       UNREALIZED        APPRECIATION/
                                           COST        APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                              $89,260,629     $18,212,675       $(6,782,035)       $11,430,640
   Value                                67,076,703      13,110,363        (5,445,363)         7,665,000
   Small to Mid Cap                    101,789,789      44,133,172        (6,308,565)        37,824,607
   International Equity                 60,257,562      14,128,164        (3,018,882)        11,109,282
   High Yield Bond                      49,546,200       3,427,331          (578,408)         2,848,923
   Intermediate Fixed-Income            43,429,485       1,297,136          (325,004)           972,132
   Short-Intermediate Fixed-Income      88,710,204         779,632          (349,496)           430,136
   Mortgage Securities                 157,735,955       1,724,056          (309,282)         1,414,774

ACCESSOR ALLOCATION FUND
   Income Allocation                   $11,297,000         $94,225          $(35,682)           $58,543
   Income & Growth Allocation           13,139,141         696,711          (198,766)           496,945
   Balanced Allocation                  30,782,772       1,970,747          (711,519)         1,259,228
   Growth & Income Allocation           32,612,581       2,243,862          (474,238)         1,769,626
   Growth Allocation                    40,042,531       2,424,561        (1,504,726)           919,835
   Aggressive Growth Allocation         20,757,103       1,275,832        (1,349,811)           (73,979)





================================================================================
                               accessor 109

================================================================================
                     NOTES TO FINANCIAL STATEMENTS
                 FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

7. CAPITAL LOSS CARRYOVERS |
---------------------------  At  December  31,  2003,  for  federal  income  tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realizable gains for each succeeding year until the earlier of its utilization or expiration:
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
FUND                                   EXPIRES IN 2008    EXPIRES IN 2009        EXPIRES IN 2010      EXPIRES IN 2011
---------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
 Growth                                $    2,762,234      $  33,386,854         $  12,659,192        $   3,845,553
 Value                                             --          2,304,612            31,442,410            1,779,595
 Small to Mid Cap                                  --         59,518,592            11,530,381           12,404,894
 International Equity                       2,713,706         30,577,465            10,369,636            3,684,469
 High Yield Bond                                   --                 --             2,538,299                   --
 Short-Intermediate Fixed-Income              103,223            109,477               383,518                   --

ACCESSOR ALLOCATION FUND
 Growth Allocation                     $           --      $          --         $      23,045        $      27,833
 Aggressive Growth Allocation                      --                 --               176,225               11,715

================================================================================
8. DISTRIBUTIONS TO SHAREHOLDERS |
--------------------------------- The tax character of distributions paid during 2003 and 2002 was as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                  GROWTH                        VALUE                   SMALL TO MID CAP
                                        -------------------------------------------------------------------------------------
                                            2003           2002           2003          2002           2003          2002
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary income                         $    506,254  $    349,567    $    774,451  $    938,974   $    213,742  $         --
Long term capital gains                           --            --              --            --             --            --
                                        -------------------------------------------------------------------------------------
                                             506,254       349,567         774,451       938,974        213,742             -
Return of capital                                 --            --              --            --             --             -
                                        -------------------------------------------------------------------------------------
                                             506,254  $    349,567         774,451  $    938,974   $    213,742  $          -

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income           $         --  $     60,133    $         --  $     16,229   $      3,404  $         --
Undistributed long-term gain (loss)      (52,653,834)  (48,808,281)    (35,526,617)  (33,747,022)   (83,453,867)  (71,048,973)
Unrealized appreciation (depreciation)    11,430,640    (8,493,091)      7,653,967    (1,187,526)    37,824,607   (19,356,705)
                                        -------------------------------------------------------------------------------------
                                        $(41,223,194) $(57,241,239)   $(27,872,650) $(34,918,319)  $(45,625,856) $(90,405,678)
=============================================================================================================================
                                           INTERNATIONAL EQUITY             HIGH YIELD BOND            INTERMEDIATE FIXED
                                            2003           2002           2003          2002           2003          2002
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                         $         --  $         --    $  4,876,475  $  4,061,314   $  2,246,246  $  3,722,813
Long Term Capital Gains                           --            --              --            --      1,316,040            --
                                        -------------------------------------------------------------------------------------
                                                  --            --       4,876,475     4,061,314      3,562,286     3,722,813
Return of Capital                                 --            --              --        16,402             --            --
                                        -------------------------------------------------------------------------------------
                                        $          -  $          -       4,876,475  $  4,077,716   $  3,562,286   $ 3,722,813

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income           $    315,833  $         --    $         --  $         --   $         --   $       357
Undistributed long-term gain (loss)      (47,345,186)  (43,660,807)     (2,538,299)   (5,183,026)       142,594      (131,071)
Unrealized appreciation (depreciation)    11,146,139   (11,090,244)      2,848,923    (1,487,679)       972,132     2,565,510
                                        -------------------------------------------------------------------------------------
                                        $(35,883,214) $(54,751,051)   $    310,624  $ (6,670,705)  $  1,114,726   $ 2,434,796
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               accessor 110

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                           SHORT-INTERMEDIATE FIXED        MORTGAGE SECURITIES        U.S. GOVERNMENT MONEY
                                              2003          2002           2003          2002           2003          2002
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                          $  2,345,438  $  2,670,541   $   6,582,442  $   6,867,383  $  8,120,854  $ 15,687,743
Long-term capital gains                            --            --       1,244,083        949,881            --            --
                                         -------------------------------------------------------------------------------------
                                            2,345,438     2,670,541       7,826,525      7,817,264     8,120,854    15,687,743
Return of Capital                                  --            --              --             --            --            --
                                         -------------------------------------------------------------------------------------
                                         $  2,345,438  $  2,670,541       7,826,525  $   7,817,264  $  8,120,854  $ 15,687,743

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income            $      1,446  $      4,798   $      23,927  $          --  $         --  $         --
Undistributed long-term gain (loss)          (596,218)   (1,159,601)        136,934        357,405        (2,374)       (2,374)
Unrealized appreciation (depreciation)        430,136     1,932,732       1,494,263      5,459,711            --            --
                                         -------------------------------------------------------------------------------------
                                         $   (164,636) $    777,929   $   1,655,124  $   5,817,116  $     (2,374) $     (2,374)
===============================================================================================================================
                                              INCOME ALLOCATION         INCOME & GROWTH ALLOCATION      BALANCED ALLOCATION
                                              2003          2002           2003          2002           2003          2002
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                          $    406,568  $    539,223   $     316,346  $     215,007  $    581,929  $    475,945
Long-term capital gains                        38,050        17,907          20,071         10,287        52,225        10,929
                                         -------------------------------------------------------------------------------------
                                              444,618       557,130         336,417        225,294       634,154       486,874
Return of Capital                                  --         4,425              --             --            --            --
                                         -------------------------------------------------------------------------------------
                                         $    444,618  $    561,555   $     336,417  $     225,294  $    634,154  $    486,874

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income            $         30  $         --   $          --  $       6,043  $         --  $     16,203
Undistributed long-term gain(loss)             20,756            --           2,880            493        12,444            --
Unrealized appreciation (depreciation)         58,543         6,038         496,945       (574,376)    1,259,228    (2,566,006)
                                         -------------------------------------------------------------------------------------
                                         $     79,329  $      6,038         499,825  $    (567,840)    1,271,672  $ (2,549,803)
===============================================================================================================================
                                           GROWTH & INCOME ALLOCATION      GROWTH ALLOCATION       AGGRESSIVE GROWTH ALLOCATION
                                              2003          2002           2003          2002           2003          2002
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                          $    521,765  $    481,486   $     478,472  $     448,125  $     36,253  $     11,213
Long-term capital gains                        40,633         9,377              --         11,402            --        12,153
                                         -------------------------------------------------------------------------------------
                                              562,398       490,863         478,472        459,527        36,253        23,366
Return of Capital                                  --            --              --          2,449            --            --
                                         -------------------------------------------------------------------------------------
                                         $    562,398  $    490,863         478,472  $     461,976  $     36,253  $     23,366

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income            $         --  $         --   $         525  $          --  $         --  $         26
Undistributed long-term gain (loss)            17,874         1,248         (50,878)       (23,405)     (187,940)     (176,225)
Unrealized appreciation (depreciation)      1,769,626    (2,741,553)        919,835     (6,464,039)      (73,979)   (4,739,957)
                                         -------------------------------------------------------------------------------------
                                         $  1,787,500  $ (2,740,305)        869,482  $  (6,487,444)     (261,919) $ (4,916,156)
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  accessor 111

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                              2003          2002           2001         2000          1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  17.13      $  22.69      $   26.79     $  35.08      $  28.88

 Net investment income (loss)(1)                    0.09          0.07          0.01         (0.09)        (0.06)
 Net realized and unrealized gain (loss)
  on investments                                    3.65         (5.57)        (4.11)        (8.18)         7.51
                                                ----------------------------------------------------------------
Total from investment operations                    3.74         (5.50)        (4.10)        (8.27)         7.45

 Distributions from net investment income          (0.10)        (0.06)           --            --            --
 Distributions from capital gains                     --           --             --         (0.02)        (1.24)
 Distributions in excess of capital gains             --           --             --            --         (0.01)
                                                ----------------------------------------------------------------
Total distributions                                (0.10)        (0.06)           --         (0.02)        (1.25)
                                                ----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  20.77      $  17.13      $  22.69      $  26.79      $  35.08
================================================================================================================
TOTAL RETURN(2)                                    21.90%       (24.26)%      (15.30)%      (23.58)%       25.87%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $ 94,904      $ 95,637      $159,237      $246,641      $339,590
 Ratio of expenses to average net assets(7)         0.83%         0.80%         0.85%         0.88%         0.97%
 Ratio of net investment income (loss) to
  average net assets                                0.49%         0.36%         0.03%        (0.28)%       (0.21)%
Portfolio turnover rate                            76.58%        66.00%        75.89%        89.32%        96.55%

================================================================================================================
 INVESTOR CLASS SHARES                              2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  16.84      $  22.29      $  26.45      $  34.82      $  28.82

 Net investment income (loss)(1)                   0.005         (0.03)        (0.10)        (0.26)        (0.16)
 Net realized and unrealized gain (loss)
  on investments                                    3.58         (5.42)        (4.06)        (8.09)         7.41
                                                ----------------------------------------------------------------
Total from investment operations                    3.58         (5.45)        (4.16)        (8.35)         7.25

 Distributions from net investment income          (0.00)(5)        --            --            --            --
 Distributions from capital gains                     --            --            --         (0.02)        (1.24)
 Distributions in excess of capital gains             --            --            --            --         (0.01)
                                                ----------------------------------------------------------------
Total distributions                                (0.00)(5)        --            --         (0.02)        (1.25)
                                                ----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  20.42     $   16.84      $  22.29      $  26.45      $  34.82
================================================================================================================
TOTAL RETURN(2)                                    21.28%       (24.45)%      (15.73)%      (23.99)%       25.23%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  3,319     $   4,498      $ 30,830      $ 29,801      $ 44,479
 Ratio of expenses to average net assets(7)         1.32%         1.25%         1.34%         1.38%         1.47%
 Ratio of net investment income (loss) to
  average net assets                                0.00%        (0.13)%       (0.43)%       (0.78)%       (0.71)%
Portfolio turnover rate                            76.58%        66.00%        75.89%        89.32%        96.55%





--------------------------------------------------------------------------------
                                  accessor 112

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
 C CLASS SHARES                                          2003          2002(3)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  17.14      $  17.19

 Net investment income (loss)(1)                         (0.10)           --
 Net realized and unrealized gain (loss)
  on investments                                          3.65         (0.05)
                                                     ---------------------------
Total from investment operations                          3.55         (0.05)

 Distributions from net investment income                (0.01)           --
 Distributions from capital gains                           --            --
 Distributions in excess of capital gains                   --            --
                                                      --------------------------
Total distributions                                      (0.01)           --
                                                      --------------------------

NET ASSET VALUE, END OF PERIOD                        $  20.68     $   17.14
================================================================================
TOTAL RETURN(2)                                          20.72%            -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  2,333       $   733
 Ratio of expenses to average net assets(7)               1.83%         0.00%*
 Ratio of net investment loss to average net assets      (0.51)%        0.00%*
Portfolio turnover rate                                  76.58%        66.00%

================================================================================
 A CLASS SHARES                                           2003(4)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  19.22

 Net investment income (loss)(1)                          0.00
 Net realized and unrealized gain (loss)
  on investments                                          1.54
                                                      --------------------------
Total from investment operations                          1.54

 Distributions from net investment income                (0.01)
 Distributions from capital gains                           --
 Distributions in excess of capital gains                   --
                                                      --------------------------
Total distributions                                      (0.01)
                                                      --------------------------

NET ASSET VALUE, END OF PERIOD                        $  20.75
================================================================================
TOTAL RETURN(2,6)                                         8.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $      1
 Ratio of expenses to average net assets(7)               1.52%*
 Ratio of net investment loss to average net assets       0.00%*
Portfolio turnover rate                                  76.58%




 -------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Less than ($0.005) per share.
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized


Please see "Notes to Financial Statements" for further information.
================================================================================
                                  accessor 113

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                       2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  13.62      $  17.88      $  20.61      $  20.70      $  21.04

 Net investment income (loss)(1)                             0.16          0.15          0.16          0.25          0.18
 Net realized and unrealized gain (loss)
  on investments                                             3.97         (4.26)        (2.06)         0.21          1.25
                                                         ----------------------------------------------------------------
Total from investment operations                             4.13         (4.11)        (1.90)         0.46          1.43

 Distributions from net investment income                   (0.17)        (0.15)        (0.16)        (0.25)        (0.18)
 Distributions from capital gains                              --            --         (0.50)        (0.30)        (1.59)
 Distributions in excess of capital gains                      --            --         (0.17)           --            --
                                                         ----------------------------------------------------------------
Total distributions                                         (0.17)        (0.15)        (0.83)        (0.55)        (1.77)
                                                         ----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  17.58      $  13.62      $  17.88      $   20.61     $  20.70
=========================================================================================================================
TOTAL RETURN(2)                                             30.50%       (23.01)%       (9.48)%        2.38%         6.87%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $ 70,232      $ 71,823      $116,191      $151,401      $149,183
 Ratio of expenses to average net assets(6)                  0.84%         0.87%         0.89%          0.79%        0.97%
 Ratio of net investment income to average net assets        1.08%         0.96%         0.83%          1.25%        0.86%
Portfolio turnover rate                                    118.86%       117.49%       173.17%        139.61%      167.70%

=========================================================================================================================
 INVESTOR CLASS SHARES                                      2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  13.64     $   17.88      $  20.61      $  20.70      $  21.04

 Net investment income (loss)(1)                             0.09          0.07          0.06          0.15          0.07
 Net realized and unrealized gain (loss)
  on investments                                             3.96         (4.22)        (2.05)         0.21          1.25
                                                         ----------------------------------------------------------------
Total from investment operations                             4.05         (4.15)        (1.99)         0.36          1.32

 Distributions from net investment income                   (0.12)        (0.09)        (0.07)        (0.15)        (0.07)
 Distributions from capital gains                              --            --         (0.50)        (0.30)        (1.59)
 Distributions in excess of capital gains                      --            --         (0.17)           --            --
                                                         ----------------------------------------------------------------
Total distributions                                         (0.12)        (0.09)        (0.74)        (0.45)        (1.66)
                                                         ----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  17.57     $   13.64      $  17.88      $  20.61      $  20.70
=========================================================================================================================
TOTAL RETURN(2)                                             29.92%       (23.20)%       (9.94)%        1.88%         6.35%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $  2,545      $  2,740      $ 27,157      $ 23,494      $ 26,267
 Ratio of expenses to average net assets(6)                  1.31%         1.35%         1.40%         1.29%         1.47%
 Ratio of net investment income to average net assets        0.60%         0.46%         0.34%         0.75%         0.36%
Portfolio turnover rate                                    118.86%       117.49%       173.17%       139.61%       167.70%





--------------------------------------------------------------------------------
                                  accessor 114

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
 C CLASS SHARES                                          2003         2002(3)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  13.62      $  13.58

 Net investment income (loss)(1)                          0.02            --
 Net realized and unrealized gain (loss)
  on investments                                          3.95          0.04
                                                      --------------------------
Total from investment operations                          3.97          0.04

 Distributions from net investment income                (0.02)           --
 Distributions from capital gains                           --            --
 Distributions in excess of capital gains                   --            --
                                                      --------------------------
Total distributions                                      (0.02)           --
                                                      --------------------------

NET ASSET VALUE, END OF PERIOD                        $  17.57      $  13.62
================================================================================
TOTAL RETURN(2)                                         29.20%            --
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 2,283       $    639
 Ratio of expenses to average net assets(6)              1.84%          0.00%*
 Ratio of net investment income to average net assets    0.12%          0.00%*
Portfolio turnover rate                                118.86%        117.49%

================================================================================
 A CLASS SHARES                                         2003(4)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 15.65

 Net investment income (loss)(1)                         0.01
 Net realized and unrealized gain (loss)
  on investments                                         1.94
                                                      --------------------------
Total from investment operations                         1.95

 Distributions from net investment income               (0.03)
 Distributions from capital gains                          --
 Distributions in excess of capital gains                  --
                                                      --------------------------
Total distributions                                     (0.03)
                                                      --------------------------

NET ASSET VALUE, END OF PERIOD                        $ 17.57
================================================================================
TOTAL RETURN(2,5)                                       12.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $     2
 Ratio of expenses to average net assets6                 1.69%*
 Ratio of net investment income to average net assets     0.34%*
Portfolio turnover rate                                 118.86%

--------------------------------------------------------------------------------
(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized





Please see "Notes to Financial Statements" for further information.
================================================================================
                                  accessor 115

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                       2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  14.62      $  17.14      $  19.96      $  27.39      $  23.53

 Net investment income (loss)(1)                             0.03         (0.01)         0.01         (0.10)        (0.10)
 Net realized and unrealized gain (loss)
  on investments                                             6.38         (2.51)        (2.83)        (4.54)         6.46
                                                         ----------------------------------------------------------------
Total from investment operations                             6.41         (2.52)        (2.82)        (4.64)         6.36

 Distributions from net investment income                   (0.03)           --            --            --            --
 Distributions from capital gains                              --            --            --         (2.35)        (2.50)
 Distribution in excess of net investment income               --            --            --            --            --
 Distributions in excess of capital gains                      --            --            --         (0.44)           --
                                                         ----------------------------------------------------------------
Total distributions                                         (0.03)           --            --         (2.79)        (2.50)
                                                         ----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  21.00      $  14.62      $  17.14      $  19.96      $  27.39
=========================================================================================================================
TOTAL RETURN(2)                                             43.91%       (14.70)%      (14.13)%      (18.22)%       27.26%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $134,782      $108,628      $162,297      $267,999      $447,665
 Ratio of expenses to average net assets(6)                  1.24%         1.13%         1.06%         1.22%         1.25%
 Ratio of net investment income (loss) to
  average net assets                                         0.20%        (0.03)%        0.05%        (0.39)%       (0.47)%
Portfolio turnover rate                                     47.88%        44.59%        65.21%       141.73%       133.14%

=========================================================================================================================
 INVESTOR CLASS SHARES                                      2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  14.28     $   16.80      $  19.67      $  27.16      $  23.47

 Net investment income (loss)(1)                            (0.04)        (0.08)        (0.07)        (0.22)        (0.12)
 Net realized and unrealized gain (loss)
  on investments                                             6.22         (2.44)        (2.80)        (4.48)         6.31
                                                         ----------------------------------------------------------------
Total from investment operations                             6.18         (2.52)        (2.87)        (4.70)         6.19

 Distributions from net investment income                      --            --            --            --            --
 Distributions from capital gains                              --            --            --         (2.35)        (2.50)
 Distribution in excess of net investment income               --            --            --            --            --
 Distributions in excess of capital gains                      --            --            --         (0.44)           --
                                                         ----------------------------------------------------------------
Total distributions                                            --            --            --         (2.79)        (2.50)
                                                         ----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  20.46      $  14.28      $  16.80      $  19.67      $  27.16
=========================================================================================================================
TOTAL RETURN(2)                                             43.28%       (15.00)%      (14.59)%      (18.60)%       26.60%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $  3,148      $  3,157      $ 26,518      $ 29,934      $ 47,398
 Ratio of expenses to average net assets(6)                  1.72%         1.52%         1.56%         1.72%         1.75%
 Ratio of net investment loss to average net assets         (0.26)%       (0.53)%       (0.44)%       (0.89)%       (0.97)%
Portfolio turnover rate                                     47.88%        44.59%        65.21%       141.73%       133.14%





--------------------------------------------------------------------------------
                                  accessor 116

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
 C CLASS SHARES                                          2003         2002(3)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  14.62      $  14.56

 Net investment income (loss)(1)                         (0.15)           --
 Net realized and unrealized gain (loss)
  on investments                                          6.37          0.06
                                                      --------------------------
Total from investment operations                          6.22          0.06

 Distributions from net investment income                   --            --
 Distributions from capital gains                           --            --
 Distributions in excess of capital gains                   --            --
                                                      --------------------------
Total distributions                                         --            --
                                                      --------------------------

NET ASSET VALUE, END OF PERIOD                        $  20.84      $  14.62
================================================================================
TOTAL RETURN(2)                                          42.54%            -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  2,221      $    503
 Ratio of expenses to average net assets(6)               2.23%         0.00%*
 Ratio of net investment loss to average net assets      (0.87)%        0.00%*
Portfolio turnover rate                                  47.88%        44.59%


================================================================================
 A CLASS SHARES                                         2003(4)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  18.34

 Net investment income (loss)(1)                         (0.02)
 Net realized and unrealized gain (loss)
  on investments                                          2.66
                                                      --------------------------
Total from investment operations                          2.64

 Distributions from net investment income                   --
 Distributions from capital gains                           --
 Distributions in excess of capital gains                   --
                                                      --------------------------
Total distributions                                         --
                                                      --------------------------

NET ASSET VALUE, END OF PERIOD                        $  20.98
================================================================================
TOTAL RETURN(2,5)                                        14.39%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $      1
 Ratio of expenses to average net assets(6)               1.82%*
 Ratio of net investment loss to average net assets      (0.36)%*
Portfolio turnover rate                                  47.88%

--------------------------------------------------------------------------------
(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized





Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                  accessor 117

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                       2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.65     $  11.33     $  15.07     $  21.52     $  16.90

 Net investment income (loss)(1)                             0.12         0.08         0.03           --         0.02
 Net realized and unrealized gain (loss)
  on investments                                             3.19        (1.76)       (3.77)       (5.07)        8.17
                                                         ------------------------------------------------------------
Total from investment operations                             3.31        (1.68)       (3.74)       (5.07)        8.19

 Distributions from net investment income                      --           --           --           --           --
 Distributions from capital gains                              --           --           --        (1.36)       (3.57)
 Distributions in excess of capital gains                      --           --           --        (0.02)          --
                                                         ------------------------------------------------------------
Total distributions                                            --           --           --        (1.38)       (3.57)
                                                         ------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  12.96    $    9.65     $  11.33     $  15.07     $  21.52
=====================================================================================================================
TOTAL RETURN(1)                                             34.30%      (14.83)%     (24.82)%     (24.55)%      48.93%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $ 69,059    $  59,362     $ 79,748     $163,154     $236,869
 Ratio of expenses to average net assets(6)                  1.36%        1.43%        1.47%        1.42%        1.37%
 Ratio of net investment income (loss) to
  average net assets                                         1.17%        0.75%        0.21%       (0.01)%      (0.04)%
Portfolio turnover rate                                     21.84%      107.71%      147.08%      166.49%      251.23%

=====================================================================================================================
 INVESTOR CLASS SHARES                                      2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.43    $   11.11     $  14.85     $  21.33     $  16.85

 Net investment income (loss)(1)                             0.08         0.02        (0.04)       (0.09)       (0.08)
 Net realized and unrealized gain (loss)
  on investments                                             3.10        (1.70)       (3.70)       (5.01)        8.13
                                                         ------------------------------------------------------------
Total from investment operations                             3.18        (1.68)       (3.74)       (5.10)        8.05

 Distributions from net investment income                      --           --           --           --           --
 Distributions from capital gains                              --           --           --        (1.36)       (3.57)
 Distributions in excess of capital gains                      --           --           --        (0.02)           -
                                                         ------------------------------------------------------------
Total distributions                                            --           --           --        (1.38)       (3.57)
                                                         ------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  12.61    $    9.43     $  11.11     $  14.85     $  21.33
=====================================================================================================================
TOTAL RETURN(2)                                             33.72%      (15.12)%     (25.19)%     (24.92)%      48.23%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $  1,272    $   1,444     $ 25,190     $ 26,116     $ 38,647
 Ratio of expenses to average net assets(6)                  1.83%        1.96%        1.96%        1.92%        1.87%
 Ratio of net investment income (loss) to
  average net assets                                         0.76%        0.22%       (0.33)%      (0.51)%      (0.46)%
Portfolio turnover rate                                     21.84%      107.71%      147.08%      166.49%      251.23%





-------------------------------------------------------------------------------
                                  accessor 118

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
 C CLASS SHARES                                          2003        2002(3)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   9.64      $   9.54

 Net investment income (loss)(1)                          0.01            --
 Net realized and unrealized gain (loss)
  on investments                                          3.18          0.10
                                                      ----------------------
Total from investment operations                          3.19          0.10

 Distributions from net investment income                   --            --
 Distributions from capital gains                           --            --
 Distributions in excess of capital gains                   --            --
                                                      ----------------------
Total distributions                                         --            --
                                                      ----------------------

NET ASSET VALUE, END OF PERIOD                        $  12.83      $   9.64
================================================================================
TOTAL RETURN(1)                                          33.09%            -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  1,113      $    635
 Ratio of expenses to average net assets(6)               2.36%         0.00%*
 Ratio of net investment income to average net assets     0.09%         0.00%*
Portfolio turnover rate                                  21.84%       107.71%

================================================================================
 A CLASS SHARES                                         2003(4)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.18

 Net investment income (loss(1)                          (0.03)
 Net realized and unrealized gain (loss)
  on investments                                          1.79
                                                      ----------------------
Total from investment operations                          1.76

 Distributions from net investment income                   --
 Distributions from capital gains                           --
 Distributions in excess of capital gains                   --
                                                      ----------------------
Total distributions                                         --
                                                      ----------------------

NET ASSET VALUE, END OF PERIOD                        $  12.94
================================================================================
TOTAL RETURN(2,5)                                        15.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $      1
 Ratio of expenses to average net assets(6)               1.85%*
 Ratio of net investment loss to average net assets      (1.11)%*
Portfolio turnover rate                                  21.84%

--------------------------------------------------------------------------------

(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized





Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                  accessor 119

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                       2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.86      $  10.61      $  11.10      $  12.00

 Net investment income (loss)(1)                             0.94          0.89          1.03          0.75
 Net realized and unrealized gain (loss)
  on investments                                             1.34         (0.75)        (0.45)        (0.98)
                                                         --------------------------------------------------
Total from investment operations                             2.28          0.14          0.58         (0.23)

 Distributions from net investment income                   (0.96)        (0.89)        (1.07)        (0.67)
 Distributions from capital gains                              --            --            --            --
                                                         --------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.96)        (0.89)        (1.07)        (0.67)
                                                         --------------------------------------------------

Net Asset Value, end of period                           $  11.18      $   9.86      $  10.61      $  11.10
===========================================================================================================
TOTAL RETURN(2)                                             24.24%         1.42%         5.19%        (1.99)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $ 51,918       $57,341      $ 30,709      $ 14,609
 Ratio of expenses to average net assets(7)                  0.95%         0.92%         0.95%         0.86%*
 Ratio of net investment income to average net assets        8.99%         8.89%         9.30%         9.75%*
Portfolio turnover rate                                    154.85%       108.29%        37.07%        11.92%

===========================================================================================================
 INVESTOR CLASS SHARES                                      2003          2002          2001         2000(3)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.86      $  10.61      $  11.10      $  12.00

 Net investment income (loss)(1)                             0.83          0.84          1.00          0.70
 Net realized and unrealized gain (loss)
  on investments                                             1.40         (0.75)        (0.48)        (0.97)
                                                         --------------------------------------------------
Total from investment operations                             2.23          0.09          0.52         (0.27)

 Distributions from net investment income                   (0.91)        (0.84)        (1.01)        (0.63)
 Distributions from capital gains                              --            --            --            --
                                                         --------------------------------------------------
Total distributions                                         (0.91)        (0.84)        (1.01)        (0.63)
                                                         --------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  11.18      $   9.86      $  10.61      $  11.10
===========================================================================================================
TOTAL RETURN(2)                                             23.60%         1.02%         4.66%        (2.30)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $    276      $  1,157      $  9,653      $  9,600
 Ratio of expenses to average net assets(7)                  1.44%         1.44%         1.42%         1.36%*
 Ratio of net investment income to average net assets        8.51%         8.12%         8.93%         8.92%*
Portfolio turnover rate                                    154.85%       108.29%        37.07%        11.92%





--------------------------------------------------------------------------------
                                  accessor 120

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------
 C CLASS SHARES                                             2003       2002(3)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.86     $   9.86

 Net investment income (loss)(1)                             0.84           --
 Net realized and unrealized gain (loss)
  on investments                                             1.33           --
                                                         ---------------------
Total from investment operations                             2.17           --

 Distributions from net investment income                   (0.86)          --
 Distributions from capital gains                              --           --
 Distributions in excess of capital gains                      --           --
                                                         ---------------------
Total distributions                                         (0.86)          --
                                                         ---------------------

NET ASSET VALUE, END OF PERIOD                           $  11.17     $   9.86
==============================================================================
TOTAL RETURN(3)                                             22.95%          --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $  1,224     $    524
 Ratio of expenses to average net assets(7)                  1.97%        0.00%*
 Ratio of net investment income to average net assets        7.96%        0.00%*
Portfolio turnover rate                                    154.85%      108.29%


==============================================================================
 A CLASS SHARES                                           2003(5)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.77

 Net investment income (loss)(1)                             0.22
 Net realized and unrealized gain (loss)
  on investments                                             0.42
                                                         ---------------------
Total from investment operations                             0.64

 Distributions from net investment income                   (0.24)
 Distributions from capital gains                              --
 Distributions in excess of capital gains                      --
                                                         ---------------------
Total distributions                                         (0.24)
                                                         ---------------------

NET ASSET VALUE, END OF PERIOD                           $  11.17
==============================================================================
TOTAL RETURN(2,6)                                            5.99%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $     15
 Ratio of expenses to average net assets(7)                  1.15%*
 Ratio of net investment income to average net assets        8.82%*
Portfolio turnover rate                                    154.85%

--------------------------------------------------------------------------------
(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on May 1, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized





Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                  accessor 121

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                       2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.45     $   11.89      $  11.67      $  11.30      $  12.47

 Net investment income (loss)(1)                             0.55          0.64          0.68          0.73          0.68
 Net realized and unrealized gain (loss)
  on investments                                             0.06          0.71          0.23          0.37         (1.12)
                                                         ----------------------------------------------------------------
Total from investment operations                             0.61          1.35          0.91          1.10         (0.44)

 Distributions from net investment income                   (0.57)        (0.64)        (0.69)        (0.73)        (0.68)
 Distributions from capital gains                           (0.36)        (0.15)         0.00          0.00         (0.05)
                                                         ----------------------------------------------------------------
Total distributions                                         (0.93)        (0.79)        (0.69)        (0.73)        (0.73)
                                                         ----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  12.13     $   12.45      $  11.89      $  11.67      $  11.30
=========================================================================================================================
TOTAL RETURN(2)                                              4.93%        11.70%         8.00%        10.17%        (3.58)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $ 37,099      $ 50,283      $ 44,563      $ 53,997      $ 56,895
 Ratio of expenses to average net assets(6)                  0.74%         0.67%         0.65%         0.66%        0.68%
 Ratio of net investment income to average net assets        4.46%         5.26%         5.73%         6.46%        5.89%
Portfolio turnover rate                                    105.58%        93.56%        61.25%        42.88%       60.40%

=========================================================================================================================
 INVESTOR CLASS SHARES                                       2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.45      $  11.89      $  11.67      $  11.30      $  12.47

 Net investment income (loss)(1)                             0.50          0.58          0.62          0.68          0.63
 Net realized and unrealized gain (loss)
  on investments                                             0.04          0.71          0.23          0.37         (1.12)
                                                         ----------------------------------------------------------------
Total from investment operations                             0.54          1.29          0.85          1.05         (0.49)

 Distributions from net investment income                   (0.50)        (0.58)        (0.63)        (0.68)        (0.63)
 Distributions from capital gains                           (0.36)        (0.15)         0.00          0.00         (0.05)
                                                         ----------------------------------------------------------------
Total distributions                                         (0.86)        (0.73)        (0.63)        (0.68)        (0.68)
                                                         ----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  12.13     $   12.45      $  11.89      $  11.67      $  11.30
=========================================================================================================================
TOTAL RETURN(2)                                              4.41%        11.15%         7.46%         9.64%        (4.05)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $  6,745      $  7,575      $  8,690      $  8,826      $ 10,907
 Ratio of expenses to average net assets(6)                  1.24%         1.16%         1.15%         1.16%         1.18%
 Ratio of net investment income to average net assets        3.96%         4.77%         5.22%         5.96%         5.39%
Portfolio turnover rate                                    105.58%        93.56%        61.25%        42.88%        60.40%





--------------------------------------------------------------------------------
                                  accessor 122

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
 C CLASS SHARES                                             2003       2002(3)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.45    $  12.47

 Net investment income (loss)(1)                             0.43          --
 Net realized and unrealized gain (loss)
  on investments                                             0.05       (0.02)
                                                         --------------------
Total from investment operations                             0.48       (0.02)

 Distributions from net investment income                   (0.45)         --
 Distributions from capital gains                           (0.36)         --
 Distributions in excess of capital gains                      --          --
                                                         --------------------
Total distributions                                         (0.81)         --
                                                         --------------------

NET ASSET VALUE, END OF PERIOD                           $  12.12    $  12.45
================================================================================
TOTAL RETURN(2)                                              3.86%         --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $  1,320    $    621
 Ratio of expenses to average net assets(6)                  1.76%         --
 Ratio of net investment income to average net assets        3.44%         --
Portfolio turnover rate                                    105.58%      93.56%


================================================================================
 A CLASS SHARES                                           2003(4)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.53

 Net investment income (loss)(1)                             0.12
 Net realized and unrealized gain (loss)
  on investments                                            (0.04)
                                                         --------------------
Total from investment operations                             0.08

 Distributions from net investment income                   (0.13)
 Distributions from capital gains                           (0.36)
 Distributions in excess of capital gains                      --
                                                         --------------------
Total distributions                                         (0.49)
                                                         --------------------

NET ASSET VALUE, END OF PERIOD                           $  12.12
================================================================================
TOTAL RETURN(2,5)                                            0.63%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $      1
 Ratio of expenses to average net assets(6)                  1.59%*
 Ratio of net investment income to average net assets        3.98%*
Portfolio turnover rate                                    105.58%



--------------------------------------------------------------------------------
(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized





Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                  accessor 123

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                       2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.34     $   12.12      $  11.98      $  11.83      $  12.33

 Net investment income (loss)(1)                             0.43          0.56          0.63          0.71          0.63
 Net realized and unrealized gain (loss)
  on investments                                            (0.16)         0.22          0.17          0.15         (0.49)
                                                         ----------------------------------------------------------------
Total from investment operations                             0.27          0.78          0.80          0.86          0.14

 Distributions from net investment income                   (0.43)        (0.56)        (0.66)        (0.71)        (0.63)
 Distributions from capital gains                              --            --            --            --         (0.01)
                                                         ----------------------------------------------------------------
Total distributions                                         (0.43)        (0.56)        (0.66)        (0.71)        (0.64)
                                                         ----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  12.18     $   12.34      $  12.12      $  11.98      $  11.83
=========================================================================================================================
TOTAL RETURN(2)                                              2.19%         6.64%         6.77%         7.54%         1.22%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $ 80,613      $ 42,639      $ 57,747      $ 55,251      $ 50,200
 Ratio of expenses to average net assets(6)                  0.63%         0.64%         0.67%         0.66%         0.70%
 Ratio of net investment income to average net assets        3.54%         4.62%         5.26%         5.99%         5.32%
Portfolio turnover rate                                     86.10%        50.96%        83.37%        54.48%        45.89%

=========================================================================================================================
 INVESTOR CLASS SHARES                                      2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.34      $  12.11      $  11.98      $  11.83      $  12.33

 Net investment income (loss)(1)                             0.39          0.50          0.58          0.65          0.58
 Net realized and unrealized gain (loss)
  on investments                                            (0.18)         0.23          0.15          0.15         (0.49)
                                                         ----------------------------------------------------------------
Total from investment operations                             0.21          0.73          0.73          0.80          0.09

 Distributions from net investment income                   (0.37)        (0.50)        (0.60)        (0.65)        (0.58)
 Distributions from capital gains                              --            --            --            --         (0.01)
                                                         ----------------------------------------------------------------
Total distributions                                         (0.37)        (0.50)        (0.60)        (0.65)        (0.59)
                                                         ----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  12.18      $  12.34      $  12.11      $  11.98      $  11.83
=========================================================================================================================
TOTAL RETURN(2)                                              1.74%         6.21%         6.15%         7.04%         0.70%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $  6,968      $  7,453      $  7,754      $  7,982      $ 10,439
 Ratio of expenses to average net assets(6)                  1.11%         1.12%         1.18%         1.16%         1.20%
 Ratio of net investment income to average net assets        3.15%         4.13%         4.77%         5.49%         4.82%
Portfolio turnover rate                                     86.10%        50.96%        83.37%        54.48%        45.89%





--------------------------------------------------------------------------------
                                  accessor 124

===============================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------
 C CLASS SHARES                                             2003       2002(3)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.33     $  12.34

 Net investment income (loss)(1)                             0.30            --
 Net realized and unrealized gain (loss)
  on investments                                            (0.16)       (0.01)
                                                         ---------------------
Total from investment operations                             0.14        (0.01)

 Distributions from net investment income                   (0.30)          --
 Distributions from capital gains                              --           --
 Distributions in excess of capital gains                      --           --
                                                         ---------------------
Total distributions                                         (0.30)          --
                                                         ---------------------

NET ASSET VALUE, END OF PERIOD                           $  12.17     $  12.33
==============================================================================
TOTAL RETURN(2)                                              1.18%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $  2,739     $    606
 Ratio of expenses to average net assets(6)                  1.63%        0.00%*
 Ratio of net investment income to average net assets        2.48%        0.00%*
Portfolio turnover rate                                     86.10%       50.96%


===============================================================================
 A CLASS SHARES                                            2003(4)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.24

 Net investment income (loss)(1)                             0.07
 Net realized and unrealized gain (loss)
  on investments                                            (0.06)
                                                         ----------------------
Total from investment operations                             0.01

 Distributions from net investment income                   (0.08)
 Distributions from capital gains                              --
 Distributions in excess of capital gains                      --
                                                         ----------------------
Total distributions                                         (0.08)
                                                         ----------------------

NET ASSET VALUE, END OF PERIOD                           $  12.17
===============================================================================
TOTAL RETURN(2,5)                                            0.11%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $      1
 Ratio of expenses to average net assets(6)                  1.19%*
 Ratio of net investment income to average net assets        2.39%*
Portfolio turnover rate                                     86.10%

--------------------------------------------------------------------------------
(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized





Please see "Notes to Financial Statements" for further information.
================================================================================
                                  accessor 125

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                       2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  13.00      $  12.69      $  12.52      $  11.98      $  12.59

 Net investment income (loss)(1)                             0.38          0.60          0.71          0.74          0.73
 Net realized and unrealized gain (loss)
  on investments                                            (0.08)         0.38          0.23          0.54         (0.58)
                                                         ----------------------------------------------------------------
Total from investment operations                             0.30          0.98          0.94          1.28          0.15

 Distributions from net investment income                   (0.36)        (0.61)        (0.71)        (0.74)        (0.73)
 Distributions from capital gains                           (0.25)        (0.06)        (0.06)           --         (0.03)
                                                         ----------------------------------------------------------------
Total distributions                                         (0.61)        (0.67)        (0.77)        (0.74)        (0.76)
                                                         ----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  12.69      $  13.00      $  12.69      $  12.52      $  11.98
=========================================================================================================================
TOTAL RETURN(2)                                              2.34%         7.90%         7.68%        11.11%         1.19%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $159,367      $173,978      $ 11,948      $123,632      $127,307
 Ratio of expenses to average net assets(6)                  0.84%         0.84%         0.87%         0.87%         0.89%
 Ratio of net investment income to average net assets        2.93%         4.69%         5.62%         6.13%         5.91%
Portfolio turnover rate                                    425.28%       294.60%       228.07%       263.34%       273.95%

=========================================================================================================================
 INVESTOR CLASS SHARES                                      2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  13.05      $  12.69      $  12.52      $  11.98      $  12.59

 Net investment income (loss)(1)                             0.32          0.61          0.65          0.68          0.66
 Net realized and unrealized gain (loss)
  on investments                                            (0.09)         0.33          0.22          0.54         (0.58)
                                                         ----------------------------------------------------------------
Total from investment operations                             0.23          0.94          0.87          1.22          0.08

 Distributions from net investment income                   (0.34)        (0.52)        (0.64)        (0.68)        (0.66)
 Distributions from capital gains                           (0.25)        (0.06)        (0.06)           --         (0.03)
                                                         ----------------------------------------------------------------
Total distributions                                         (0.59)        (0.58)        (0.70)        (0.68)        (0.69)
                                                         ----------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $  12.69      $  13.05      $  12.69      $  12.52      $  11.98
=========================================================================================================================
TOTAL RETURN(2)                                              1.80%         7.57%         7.14%        10.58%         0.69%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $  1,362      $  2,137      $ 17,481      $ 18,531      $ 26,802
 Ratio of expenses to average net assets(6)                  1.32%         1.31%         1.37%         1.37%         1.39%
 Ratio of net investment income to average net assets        2.45%         4.54%         5.12%         5.63%         5.41%
Portfolio turnover rate                                    425.28%       294.60%       228.07%       263.34%       273.95%





--------------------------------------------------------------------------------
                                  accessor 126

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
 C CLASS SHARES                                             2003      2002(3)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $  13.00     $ 13.01

 Net investment income (loss)(1)                             0.25          --
 Net realized and unrealized gain (loss)
  on investments                                            (0.08)      (0.01)
                                                         ----------------------
Total from investment operations                             0.17       (0.01)

 Distributions from net investment income                   (0.24)         --
 Distributions from capital gains                           (0.22)         --
 Distributions in excess of capital gains                      --          --
                                                         ----------------------
Total distributions                                         (0.46)         --
                                                         ----------------------

NET ASSET VALUE, END OF PERIOD                           $  12.71     $ 13.00
================================================================================
TOTAL RETURN(2)                                              1.30%         --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $  1,401     $    631
 Ratio of expenses to average net assets(6)                  1.85%        0.00%*
 Ratio of net investment income to average net assets        1.92%        0.00%*
Portfolio turnover rate                                    425.28%      294.60%


================================================================================
 A CLASS SHARES                                            2003(4)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                     $  12.91

 Net investment income (loss)(1)                             0.09
 Net realized and unrealized gain (loss)
  on investments                                             0.00
                                                         ----------------------
Total from investment operations                             0.09

 Distributions from net investment income                   (0.10)
 Distributions from capital gains                           (0.22)
 Distributions in excess of capital gains                      --
                                                         ----------------------
Total distributions                                         (0.32)
                                                         ----------------------

NET ASSET VALUE, END OF PERIOD                           $  12.68
================================================================================
TOTAL RETURN(2,5)                                            0.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $      1
 Ratio of expenses to average net assets(6)                  1.59%*
 Ratio of net investment income to average net assets        2.78%*
Portfolio turnover rate                                    425.28%

--------------------------------------------------------------------------------
(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Class A total return does not include the one-time front-end sales charge.
(6) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized





Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------
                                  accessor 127

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                                       2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     1.00    $     1.00    $     1.00    $     1.00    $     1.00

 Net investment income(1)                                    0.01          0.01          0.04          0.06          0.05
 Distributions from net investment income                   (0.01)        (0.01)        (0.04)        (0.06)        (0.05)
                                                       ------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
=========================================================================================================================
TOTAL RETURN(2)                                              0.72%         1.45%         3.81%         5.99%         4.72%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $1,175,275    $1,249,928    $1,177,405    $  552,255    $  380,620
 Ratio of expenses to average net assets(7)                  0.46%         0.46%         0.44%         0.45%         0.48%
 Ratio of net investment income to average net assets        0.72%         1.43%         3.48%         5.88%         4.66%

=========================================================================================================================
 INVESTOR CLASS SHARES                                      2003          2002          2001          2000         1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     1.00    $     1.00    $     1.00    $     1.00    $     1.00

 Net investment income(1)                                   0.005          0.01          0.03          0.05          0.04
 Distributions from net investment income                   (0.00)(5)     (0.01)        (0.03)        (0.05)        (0.04)
                                                       ------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
=========================================================================================================================
TOTAL RETURN(2)                                              0.35%         0.94%         3.30%         5.47%         4.20%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $   15,832    $   20,228    $    9,651    $    7,746    $    8,034
 Ratio of expenses to average net assets(7)                  0.85%         0.97%         0.94%         0.95%         0.98%
 Ratio of net investment income to average net assets        0.35%         0.88%         3.20%         5.35%         4.16%










--------------------------------------------------------------------------------
                                  accessor 128

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------
 C CLASS SHARES                                             2003      2002(3)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  1.00     $ 1.00

 Net investment income (loss)(1)                            0.005         --
 Distributions from net investment income                   (0.00)(5)     --
                                                          ------------------
NET ASSET VALUE, END OF PERIOD                            $  1.00     $ 1.00
===============================================================================
TOTAL RETURN(2)                                              0.35%        --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $   747     $  302
 Ratio of expenses to average net assets(7)                  0.81%      0.00%*
 Ratio of net investment income to average net assets        0.35%      0.00%*


===============================================================================
 A CLASS SHARES                                            2003(4)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $  1.00

 Net investment income (loss)(1)                             0.00(5)
 Distributions from net investment income                   (0.00)(5)
                                                          ------------------
NET ASSET VALUE, END OF PERIOD                            $  1.00
===============================================================================
TOTAL RETURN(2,6)                                            0.10%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                  $    10
 Ratio of expenses to average net assets(7)                  0.71%*
 Ratio of net investment income to average net assets        0.40%*











--------------------------------------------------------------------------------
(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on December 30, 2002.
(4) Class commenced operations on September 29, 2003.
(5) Less than ($0.005) per share.
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized



Please see "Notes to Financial Statements" for further information.
================================================================================
                                  accessor 129

================================================================================
                         ACCESSOR INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

   ADVISOR CLASS SHARES                                   2003           2002           2001          2000(3)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    15.19     $    15.09     $    15.01      $    15.00

 Net investment income (loss)(1)                             0.53           0.69           0.81              --
 Net realized and unrealized gain (loss)
  on investments                                             0.17           0.14           0.07            0.01
                                                       --------------------------------------------------------
Total from investment operations                             0.70           0.83           0.88            0.01

 Distributions from net investment income                   (0.53)         (0.69)         (0.80)             --
 Distributions from capital gains                           (0.07)         (0.03)         (0.00)             --
 Distributions in excess of capital gains                      --             --             --              --
 Distributions from return of capital                          --          (0.01)            --              --
                                                       --------------------------------------------------------
Total distributions                                         (0.60)         (0.73)         (0.80)             --
                                                       --------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $    15.29     $    15.19     $    15.09      $    15.01
===============================================================================================================
TOTAL RETURN(2)                                              4.68%          5.68%          5.95%           0.07%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $    7,313     $    9,689     $   12,534      $      400
 Ratio of gross expenses to average net assets               0.29%          0.24%          1.18%           0.10%*
 Ratio of net expenses to average net assets                 0.10%          0.10%          0.10%           0.10%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                                 3.30%          4.43%          4.59%          (0.10)%*
 Ratio of net investment income (loss) to average
  net assets                                                 3.49%          4.56%          5.67%          (0.10)%*
Portfolio turnover rate                                     52.48%         50.44%         38.76%           0.00%

===============================================================================================================
   INVESTOR CLASS SHARES                                  2003           2002           2001          2000(3)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    15.19     $    15.09     $    15.00      $    15.00

 Net investment income (loss)(1)                             0.46           0.63           0.75              --
 Net realized and unrealized gain (loss)
  on investments                                             0.16           0.13           0.06              --
                                                       --------------------------------------------------------
Total from investment operations                             0.62           0.76           0.81              --

 Distributions from net investment income                   (0.45)         (0.62)         (0.72)             --
 Distributions from capital gains                           (0.07)         (0.03)         (0.00)             --
 Distributions in excess of capital gains                      --             --             --              --
 Distributions from return of capital                          --          (0.01)            --              --
                                                       ========================================================
Total distributions                                         (0.52)         (0.66)         (0.72)             --

NET ASSET VALUE, END OF PERIOD                         $    15.29     $    15.19     $    15.09      $    15.00
===============================================================================================================
TOTAL RETURN(2)                                              4.17%          5.16%          5.49%           0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $    3,015     $    2,840     $    1,596      $      454
 Ratio of gross expenses to average net assets               0.79%          0.74%          1.67%           0.60%*
 Ratio of net expenses to average net assets                 0.60%          0.60%          0.60%           0.60%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                                 2.78%          4.05%          3.84%          (0.60)%*
 Ratio of net investment income (loss) to average
  net assets                                                 2.96%          4.18%          4.92%          (0.60)%*
Portfolio turnover rate                                     52.48%         50.44%         38.76%           0.00%





--------------------------------------------------------------------------------
                                  accessor 130

================================================================================
                         ACCESSOR INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

   C CLASS SHARES                                          2003           2002(4)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   15.18       $   15.19

 Net investment income (loss)(1)                              0.33              --
 Net realized and unrealized gain (loss)
  on investments                                              0.21           (0.01)
                                                         -------------------------
Total from investment operations                              0.54           (0.01)

 Distributions from net investment income                    (0.37)             --
 Distributions from capital gains                            (0.07)             --
 Distributions in excess of capital gains                       --              --
                                                         -------------------------
Total distributions                                          (0.44)             --
                                                         -------------------------

NET ASSET VALUE, END OF PERIOD                           $   15.28       $   15.18
==================================================================================
TOTAL RETURN(2)                                               3.62%             --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $     448       $       1
 Ratio of gross expenses to average net assets                1.29%           0.00%*
 Ratio of net expenses to average net assets                  1.10%           0.00%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                                  2.08%           0.00%*
 Ratio of net investment income to average net assets         2.27%           0.00%*
Portfolio turnover rate                                      52.48%          50.44%

==================================================================================
   A CLASS SHARES                                         2003(5)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   15.32

 Net investment income (loss)(1)                              0.10
 Net realized and unrealized gain (loss)
  on investments                                              0.04
                                                         -------------------------
Total from investment operations                              0.14

 Distributions from net investment income                    (0.10)
 Distributions from capital gains                            (0.07)
 Distributions in excess of capital gains                       --
                                                         -------------------------
Total distributions                                          (0.17)
                                                         -------------------------

NET ASSET VALUE, END OF PERIOD                           $   15.29
==================================================================================
TOTAL RETURN(2,6)                                             0.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $     150
 Ratio of gross expenses to average net assets                1.11%*
 Ratio of net expenses to average net assets                  0.35%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                                  4.04%*
 Ratio of net investment income to average net assets         4.78%*
Portfolio turnover rate                                      52.48%

--------------------------------------------------------------------------------
(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on December 27, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                                  accessor 131

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

   ADVISOR CLASS SHARES                                  2003            2002           2001          2000(3)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   13.48      $   14.32      $   15.00      $   15.00

 Net investment income (loss)(1)                            0.40           0.47           0.61             --
 Net realized and unrealized gain (loss)
  on investments                                            1.40          (0.82)         (0.70)            --
                                                       ------------------------------------------------------
Total from investment operations                            1.80          (0.35)         (0.09)            --

 Distributions from net investment income                  (0.39)         (0.46)         (0.56)            --
 Distributions from capital gains                          (0.06)         (0.03)         (0.03)            --
 Distributions in excess of capital gains                     --             --             --             --
                                                       ------------------------------------------------------
Total distributions                                        (0.45)         (0.49)         (0.59)            --
                                                       ------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $   14.83      $   13.48      $   14.32      $   15.00
=============================================================================================================
TOTAL RETURN(2)                                            13.56%         (2.45)%        (0.57)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $   8,693      $   5,224      $   2,519      $     289
 Ratio of gross expenses to average net assets              0.30%          0.28%          0.76%          0.10%*
 Ratio of net expenses to average net assets                0.10%          0.10%          0.10%          0.10%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                                2.64%          3.33%          3.58%         (0.10)%*
 Ratio of net investment income (loss) to average
  net assets                                                2.84%          3.50%          4.24%         (0.10)%*
Portfolio turnover rate                                    26.08%         24.38%         22.19%          0.00%


=============================================================================================================
   INVESTOR CLASS SHARES                                 2003           2002           2001           2000(3)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $   13.48      $   14.32      $   15.00      $   15.00

 Net investment income (loss)(1)                            0.33           0.41           0.54             --
 Net realized and unrealized gain (loss)
  on investments                                            1.40          (0.82)         (0.70)            --
                                                       ------------------------------------------------------
Total from investment operations                            1.73          (0.41)         (0.16)            --

 Distributions from net investment income                  (0.32)         (0.40)         (0.49)            --
 Distributions from capital gains                          (0.06)         (0.03)         (0.03)            --
 Distributions in excess of capital gains                     --             --             --             --
                                                       ------------------------------------------------------
Total distributions                                        (0.38)         (0.43)         (0.52)            --
                                                       ------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $   14.83      $   13.48      $   14.32      $   15.00
=============================================================================================================
TOTAL RETURN(2)                                            13.00%         (2.92)%        (1.04)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $   3,818      $   3,473      $   3,808      $   2,306
 Ratio of gross expenses to average net assets              0.80%          0.78%          1.26%          0.60%
 Ratio of net expenses to average net assets                0.60%          0.60%          0.60%          0.60%
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                                2.15%          2.82%          3.01%         (0.60)%*
 Ratio of net investment income (loss) to average
  net assets                                                2.35%          3.00%          3.67%         (0.60)%*
Portfolio turnover rate                                    26.08%         24.38%         22.19%          0.00%





--------------------------------------------------------------------------------
                                  accessor 132

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

   C CLASS SHARES                                          2003          2002(4)
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   13.48      $   13.47

 Net investment income (loss)(1)                              0.27             --
 Net realized and unrealized gain (loss)
  on investments                                              1.37           0.01
                                                         ------------------------
Total from investment operations                              1.64           0.01

 Distributions from net investment income                    (0.25)            --
 Distributions from capital gains                            (0.06)            --
 Distributions in excess of capital gains                       --             --
                                                         ------------------------
Total distributions                                          (0.31)            --
                                                         ------------------------

NET ASSET VALUE, END OF PERIOD                           $   14.81      $   13.48
=================================================================================
TOTAL RETURN(2)                                              12.42%            --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $   1,221      $       1
 Ratio of gross expenses to average net assets                1.30%          0.00%*
 Ratio of net expenses to average net assets                  1.10%          0.00%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                                  1.73%          0.00%*
 Ratio of net investment income to average net assets         1.93%          0.00%*
Portfolio turnover rate                                      26.08%         24.38%


=================================================================================
   A CLASS SHARES                                         2003(5)
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   14.33

 Net investment income (loss)(1)                              0.07
 Net realized and unrealized gain (loss)
  on investments                                              0.57
                                                         ------------------------
Total from investment operations                              0.64

 Distributions from net investment income                    (0.08)
 Distributions from capital gains                            (0.06)
 Distributions in excess of capital gains                       --
                                                         ------------------------
Total distributions                                          (0.14)
                                                         ------------------------

NET ASSET VALUE, END OF PERIOD                           $   14.83
=================================================================================
TOTAL RETURN(2,6)                                             4.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $      47
 Ratio of gross expenses to average net assets                1.25%
 Ratio of net expenses to average net assets                  0.45%
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                                  1.82%
 Ratio of net investment income to average net assets         2.61%
Portfolio turnover rate                                      26.08%

--------------------------------------------------------------------------------
(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on December 27, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
* Annualized



Please see "Notes to Financial Statements" for further information.
================================================================================
                                  accessor 133

================================================================================
                        ACCESSOR BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

   ADVISOR CLASS SHARES                                   2003            2002            2001           2000(3)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    12.38      $    13.85      $    15.00      $    15.00

 Net investment income (loss)(1)                             0.33            0.37            0.48              --
 Net realized and unrealized gain (loss)
  on investments                                             2.05           (1.47)          (1.17)             --
                                                       ----------------------------------------------------------
Total from investment operations                             2.38           (1.10)          (0.69)             --

 Distributions from net investment income                   (0.33)          (0.35)          (0.41)             --
 Distributions from capital gains                           (0.03)          (0.02)          (0.05)             --
 Distributions in excess of capital gains                      --              --              --              --
                                                       ----------------------------------------------------------
Total distributions                                         (0.36)          (0.37)          (0.46)             --
                                                       ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $    14.40      $    12.38      $    13.85      $    15.00
=================================================================================================================
TOTAL RETURN(2)                                             19.52%          (7.94)%         (4.57)%          0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $   19,354      $   12,089      $   10,158      $      297
 Ratio of gross expenses to average net assets               0.23%           0.23%           0.40%           0.10%*
 Ratio of net expenses to average net assets                 0.10%           0.10%           0.10%           0.10%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                                 2.34%           2.71%           3.08%          (0.10)%*
 Ratio of net investment income (loss) to average
  net assets                                                 2.46%           2.83%           3.39%          (0.10)%*
Portfolio turnover rate                                     19.58%          21.72%          15.60%           0.00%


=================================================================================================================
   INVESTOR CLASS SHARES                                  2003            2002            2001           2000(3)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $    12.38      $    13.85      $    15.00      $    15.00

 Net investment income (loss)(1)                             0.26            0.30            0.39              --
 Net realized and unrealized gain (loss)
  on investments                                             2.05           (1.46)          (1.16)             --
                                                       ----------------------------------------------------------
Total from investment operations                             2.31           (1.16)          (0.77)             --

 Distributions from net investment income                   (0.27)          (0.29)          (0.33)             --
 Distributions from capital gains                           (0.03)          (0.02)          (0.05)             --
 Distributions in excess of capital gains                      --              --            0.00              --
                                                       ----------------------------------------------------------
Total distributions                                         (0.30)          (0.31)          (0.38)             --
                                                       ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $    14.39      $    12.38      $    13.85      $    15.00
=================================================================================================================
TOTAL RETURN(2)                                             18.86%          (8.40)          (5.07)           0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $    6,994      $    6,492      $    6,536      $    4,984
 Ratio of gross expenses to average net assets               0.73%           0.73%           0.90%           0.60%*
 Ratio of net expenses to average net assets                 0.60%           0.60%           0.60%           0.60%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                                 1.83%           2.21%           2.48%          (0.60)%*
 Ratio of net investment income (loss) to average
  net assets                                                 1.96%           2.34%           2.78%          (0.60)%*
Portfolio turnover rate                                     19.58%          21.72%          15.60%           0.00%





--------------------------------------------------------------------------------
                                  accessor 134

================================================================================
                        ACCESSOR BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

   C CLASS SHARES                                          2003         2002(4)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   12.37      $   12.36

 Net investment income (loss)(1)                             0.20              -
 Net realized and unrealized gain (loss)
  on investments                                             2.05           0.01
                                                        ------------------------
Total from investment operations                             2.25           0.01

 Distributions from net investment income                   (0.21)            --
 Distributions from capital gains                           (0.03)            --
 Distributions in excess of capital gains                      --             --
                                                        ------------------------
Total distributions                                         (0.24)            --
                                                        ------------------------

NET ASSET VALUE, END OF PERIOD                          $   14.38      $   12.37
================================================================================
TOTAL RETURN(1)                                             18.33%            --
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $   5,192      $       1
 Ratio of gross expenses to average net assets               1.23%          0.00%
 Ratio of net expenses to average net assets                 1.10%          0.00%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                                 1.37%          0.00%*
 Ratio of net investment income to average net assets        1.50%          0.00%*
Portfolio turnover rate                                     19.58%         21.72%


================================================================================
   A CLASS SHARES                                          2003(5)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $   13.56

 Net investment income (loss)(1)                             0.07
 Net realized and unrealized gain (loss)
  on investments                                             0.86
                                                        ------------------------
Total from investment operations                             0.93

 Distributions from net investment income                   (0.07)
 Distributions from capital gains                           (0.03)
 Distributions in excess of capital gains                      --
                                                        ------------------------
Total distributions                                         (0.10)
                                                        ------------------------

NET ASSET VALUE, END OF PERIOD                          $   14.39
================================================================================
TOTAL RETURN(2,6)                                            6.89%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $     276
 Ratio of gross expenses to average net assets               0.97%*
 Ratio of net expenses to average net assets                 0.45%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                                 2.79%*
 Ratio of net investment income to average net assets        3.30%*
Portfolio turnover rate                                     19.58%

--------------------------------------------------------------------------------
(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on December 27, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
* Annualized



Please see "Notes to Financial Statements" for further information.
================================================================================
                                  accessor 135

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

   ADVISOR CLASS SHARES                                  2003          2002         2001         2000(3)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.86      $  13.65      $ 15.02        $ 15.00

 Net investment income (loss)(1)                          0.28          0.31         0.39             --
 Net realized and unrealized gain (loss)
  on investments                                          2.31         (1.78)       (1.42)          0.02
                                                     ---------------------------------------------------
Total from investment operations                          2.59         (1.47)       (1.03)          0.02

 Distributions from net investment income                (0.27)        (0.31)       (0.31)            --
 Distributions from capital gains                        (0.03)        (0.01)       (0.03)            --
 Distributions in excess of capital gains                   --            --           --             --
                                                     ---------------------------------------------------
Total distributions                                      (0.30)        (0.32)       (0.34)            --
                                                     ---------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  14.15      $  11.86      $ 13.65        $ 15.02
========================================================================================================
TOTAL RETURN(2)                                          22.09%       (10.84)%      (6.83)%         0.13%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 22,173      $ 16,703      $ 18,969       $   247
 Ratio of gross expenses to average net assets            0.23%         0.24%        0.45%          0.10%*
 Ratio of net expenses to average net assets              0.10%         0.10%        0.10%          0.10%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                              2.06%         2.30%        2.59%         (0.10)%*
 Ratio of net investment income to average net assets     2.19%         2.44%        2.94%         (0.10)%*
Portfolio turnover rate                                  19.56%        32.07%        6.44%          0.00%


========================================================================================================
   INVESTOR CLASS SHARES                                 2003          2002         2001         2000(3)
--------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.86      $  13.65      $ 15.02        $ 15.00

 Net investment income (loss)(1)                          0.21          0.25         0.33             --
 Net realized and unrealized gain (loss)
  on investments                                          2.31         (1.78)       (1.42)          0.02
                                                     ---------------------------------------------------
Total from investment operations                          2.52         (1.53)       (1.09)          0.02

 Distributions from net investment income                (0.21)        (0.25)       (0.25)            --
 Distributions from capital gains                        (0.03)        (0.01)       (0.03)            --
 Distributions in excess of capital gains                   --            --           --             --
                                                     ---------------------------------------------------
Total distributions                                      (0.24)        (0.26)       (0.28)            --
                                                     ---------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  14.14      $  11.86      $ 13.65        $ 15.02
========================================================================================================
TOTAL RETURN(2)                                          21.41%       (11.29)%      (7.27)%        13.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  3,818       $ 3,081      $ 2,026        $    87
 Ratio of gross expenses to average net assets            0.73%         0.74%        0.94%          0.60%*
 Ratio of net expenses to average net assets              0.60%         0.60%        0.60%          0.60%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                              1.56%         1.85%        2.07%         (0.60)%*
 Ratio of net investment income to average net assets     1.69%         1.99%        2.41%         (0.60)%*
Portfolio turnover rate                                  19.56%        32.07%        6.44%          0.00%

--------------------------------------------------------------------------------
                                  accessor 136

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

   C CLASS SHARES                                       2003         2002(4)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   11.86      $  11.84

 Net investment income (loss)(1)                          0.17            --
 Net realized and unrealized gain (loss)
  on investments                                          2.30          0.02
                                                     -----------------------
Total from investment operations                          2.47          0.02

 Distributions from net investment income                (0.17)           --
 Distributions from capital gains                        (0.03)           --
 Distributions in excess of capital gains                   --            --
                                                     -----------------------
Total distributions                                      (0.20)           --
                                                     -----------------------

NET ASSET VALUE, END OF PERIOD                       $   14.13      $  11.86
============================================================================
TOTAL RETURN(2)                                          20.95%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $   8,012      $      1
 Ratio of gross expenses to average net assets            1.23%         0.00%*
 Ratio of net expenses to average net assets              1.10%         0.00%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                              1.18%         0.00%*
 Ratio of net investment income to average net assets     1.31%         0.00%*
Portfolio turnover rate                                  19.56%        32.07%

============================================================================
 A CLASS SHARES                                         2003(5)
----------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $   13.16

 Net investment income (loss)(1)                          0.07
 Net realized and unrealized gain (loss)
  on investments                                          0.99
                                                     -----------------------
Total from investment operations                          1.06

 Distributions from net investment income                (0.06)
 Distributions from capital gains                        (0.03)
 Distributions in excess of capital gains                   --
                                                     -----------------------
Total distributions                                      (0.09)
                                                     -----------------------

NET ASSET VALUE, END OF PERIOD                       $   14.13
============================================================================
TOTAL RETURN(2,6)                                         8.05%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $     390
 Ratio of gross expenses to average net assets            0.97%*
 Ratio of net expenses to average net assets              0.45%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                              2.33%*
 Ratio of net investment income to average net assets     2.85%*
Portfolio turnover rate                                  19.56%

--------------------------------------------------------------------------------
(1)Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on December 27, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
* Annualized

Please see "Notes to Financial Statements" for further information.
================================================================================
                                  accessor 137

================================================================================
                         ACCESSOR GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

   ADVISOR CLASS SHARES                                  2003          2002        2001          2000(3)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  10.80      $  13.00     $  15.00       $  15.00

 Net investment income (loss)(1)                          0.20          0.19         0.24             --
 Net realized and unrealized gain (loss)
  on investments                                          2.82         (2.20)       (2.00)            --
                                                      --------------------------------------------------
Total from investment operations                          3.02         (2.01)       (1.76)            --

 Distributions from net investment income                (0.20)        (0.19)       (0.20)            --
 Distributions from capital gains                           --            --        (0.04)            --
 Distributions in excess of capital gains                   --            --           --             --
                                                      --------------------------------------------------
Total distributions                                      (0.20)        (0.19)       (0.24)            --
                                                      --------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  13.62      $  10.80     $  13.00       $  15.00
========================================================================================================
TOTAL RETURN(2)                                          28.22%       (15.50)%     (11.70)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 25,041      $ 20,095     $  23,658      $    223
 Ratio of gross expenses to average net assets            0.22%         0.22%        0.32%          0.10%*
 Ratio of net expenses to average net assets              0.10%         0.10%        0.10%          0.10%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                              1.59%         1.48%        1.66%         (0.10)%*
 Ratio of net investment income (loss) to average
  net assets                                              1.71%         1.60%        1.88%         (0.10)%*
Portfolio turnover rate                                  16.85%         9.59%       14.93%          0.00%

========================================================================================================
 INVESTOR CLASS SHARES                                   2003          2002        2001          2000(3)
--------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  10.80      $  13.00     $  15.00       $  15.00

 Net investment income (loss)(1)                          0.14          0.13         0.16             --
 Net realized and unrealized gain (loss)
  on investments                                          2.82         (2.21)       (1.98)            --
                                                      --------------------------------------------------
Total from investment operations                          2.96         (2.08)       (1.82)            --

 Distributions from net investment income                (0.14)        (0.13)       (0.14)            --
 Distributions from capital gains                           --            --        (0.04)            --
 Distributions in excess of capital gains                   --            --           --             --
                                                      --------------------------------------------------
Total distributions                                      (0.14)        (0.13)       (0.18)            --
                                                      --------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  13.62     $   10.80     $  13.00       $  15.00
========================================================================================================
TOTAL RETURN(2)                                          27.59%       (15.91)%     (12.13)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  8,049      $  7,080     $   8,441      $  7,463
 Ratio of gross expenses to average net assets            0.72%         0.72%        0.82%          0.60%*
 Ratio of net expenses to average net assets              0.60%         0.60%        0.60%          0.60%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                              1.09%         0.99%        1.02%         (0.60)%*
 Ratio of net investment income (loss) to average
  net assets                                              1.21%         1.10%        1.24%         (0.60)%*
Portfolio turnover rate                                  16.85%         9.59%       14.93%          0.00%





--------------------------------------------------------------------------------
                                  accessor 138

================================================================================
                         ACCESSOR GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

   C CLASS SHARES                                       2003         2002(4)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   10.80      $  10.77

 Net investment income (loss)(1)                          0.13            --
 Net realized and unrealized gain (loss)
  on investments                                          2.77          0.03
                                                     -----------------------
Total from investment operations                          2.90          0.03

 Distributions from net investment income                (0.11)           --
 Distributions from capital gains                           --            --
 Distributions in excess of capital gains                   --            --
                                                     -----------------------
Total distributions                                      (0.11)           --
                                                     -----------------------

NET ASSET VALUE, END OF PERIOD                       $   13.59      $  10.80
============================================================================
TOTAL RETURN(2)                                          27.04%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $   5,095      $      1
 Ratio of gross expenses to average net assets            1.22%         0.00%*
 Ratio of net expenses to average net assets              1.10%         0.00%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                              0.97%         0.00%*
 Ratio of net investment income to average net assets     1.09%         0.00%*
Portfolio turnover rate                                  16.85%         9.59%

============================================================================
 A CLASS SHARES                                         2003(5)
----------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $   12.35

 Net investment income (loss)(1)                          0.05
 Net realized and unrealized gain (loss)
  on investments                                          1.27
                                                     -----------------------
Total from investment operations                          1.32

 Distributions from net investment income                (0.05)
 Distributions from capital gains                           --
 Distributions in excess of capital gains                   --
                                                     -----------------------
Total distributions                                      (0.05)
                                                     -----------------------

NET ASSET VALUE, END OF PERIOD                       $   13.62
============================================================================
TOTAL RETURN(2,6)                                        10.65%
Net assets, end of period (in thousands)             $   2,136
 Ratio of gross expenses to average net assets            0.94%*
 Ratio of net expenses to average net assets              0.45%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                              1.41%*
 Ratio of net investment income to average net assets     1.90%*
Portfolio turnover rate                                  16.85%

--------------------------------------------------------------------------------
(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on December 27, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
* Annualized


Please see "Notes to Financial Statements" for further information.
================================================================================
                                  accessor 139

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

   ADVISOR CLASS SHARES                                 2003           2002        2001         2000(3)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   10.04      $  12.58     $  15.00      $   15.00

 Net investment income (loss)(1)                          0.05          0.03         0.03             --
 Net realized and unrealized gain (loss)
  on investments                                          3.03         (2.55)       (2.38)            --
                                                     ---------------------------------------------------
Total from investment operations                          3.08         (2.52)       (2.35)            --

 Distributions from net investment income                (0.04)        (0.01)          --             --
 Distributions from capital gains                           --         (0.01)       (0.04)            --
 Distributions in excess of capital gains                   --            --        (0.03)            --
                                                     ---------------------------------------------------
Total distributions                                      (0.04)        (0.02)       (0.07)            --
                                                     ---------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $   13.08      $  10.04     $  12.58      $   15.00
========================================================================================================
TOTAL RETURN(2)                                          30.74%       (20.02)%     (15.68)%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $  11,580      $  8,120     $ 10,547      $     226
 Ratio of gross expenses to average net assets            0.25%         0.23%        0.39%          0.10%*
 Ratio of net expenses to average net assets              0.10%         0.10%        0.10%          0.10%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                              0.29%         0.16%       (0.04)%        (0.10)%*
 Ratio of net investment income (loss) to average
  net assets                                              0.44%         0.29%        0.25%         (0.10)%*
Portfolio turnover rate                                   7.27%         8.11%       30.99%          0.00%

========================================================================================================
 INVESTOR CLASS SHARES                                  2003           2002        2001           20003
--------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $    9.95      $  12.51     $  14.99      $   15.00

 Net investment income (loss)(1)                         (0.01)        (0.02)       (0.04)            --
 Net realized and unrealized gain (loss)
  on investments                                          3.00         (2.53)       (2.37)         (0.01)
                                                     ---------------------------------------------------
Total from investment operations                          2.99         (2.55)       (2.41)         (0.01)

 Distributions from net investment income                   --            --           --             --
 Distributions from capital gains                           --         (0.01)       (0.04)            --
 Distributions in excess of capital gains                   --            --        (0.03)            --
                                                     ---------------------------------------------------
Total distributions                                         --         (0.01)       (0.07)            --
                                                     ---------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $   12.94      $   9.95     $  12.51      $   14.99
========================================================================================================
TOTAL RETURN(2)                                          30.15%       (20.41)%     (16.09)%        (0.07)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $   8,059      $  6,504     $  8,476      $   7,159
 Ratio of gross expenses to average net assets            0.75%         0.73%        0.89%          0.60%*
 Ratio of net expenses to average net assets              0.60%         0.60%        0.60%          0.60%*
 Ratio of net investment income (loss) (excluding
 expenses paid directly by the advisor) to average
  net assets                                             (0.22)%       (0.34)%      (0.58)%        (0.60)%*
 Ratio of net investment loss to average net assets      (0.07)%       (0.21)%      (0.29)%        (0.60)%*
Portfolio turnover rate                                   7.27%         8.11%       30.99%          0.00%





--------------------------------------------------------------------------------
                                  accessor 140

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

   C CLASS SHARES                                        2003         2002(4)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  10.04      $  10.01

 Net investment income (loss)(1)                         (0.04)           --
 Net realized and unrealized gain (loss)
  on investments                                          3.00          0.03
                                                      --------------------------
Total from investment operations                          2.96          0.03

 Distributions from net investment income                   --            --
 Distributions from capital gains                           --            --
 Distributions in excess of capital gains                   --            --
                                                      --------------------------
Total distributions                                         --            --
                                                      --------------------------

NET ASSET VALUE, END OF PERIOD                        $  13.00      $  10.04
================================================================================
TOTAL RETURN(2)                                          29.48%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    483             1
 Ratio of gross expenses to average net assets            1.26%           --
 Ratio of net expenses to average net assets              1.10%           --
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                             (0.52)%          --
 Ratio of net investment loss to average net assets      (0.37)%          --
Portfolio turnover rate                                   7.27%         8.11%

================================================================================
 A CLASS SHARES                                         2003(5)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  11.66

 Net investment income (loss)(1)                          0.02
 Net realized and unrealized gain (loss)
  on investments                                          1.40
                                                      --------------------------
Total from investment operations                          1.42

 Distributions from net investment income                (0.01)
 Distributions from capital gains                           --
 Distributions in excess of capital gains                   --
                                                      --------------------------
Total distributions                                      (0.01)
                                                      --------------------------

NET ASSET VALUE, END OF PERIOD                        $  13.07
================================================================================
TOTAL RETURN(2,6)                                        12.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $    191
 Ratio of gross expenses to average net assets            1.06%*
 Ratio of net expenses to average net assets              0.45%*
 Ratio of net investment income (loss) (excluding
  expenses paid directly by the advisor) to average
  net assets                                              0.71%*
 Ratio of net investment income to average net assets     1.32%*
Portfolio turnover rate                                   7.27%

--------------------------------------------------------------------------------
(1) Per share amounts are based on average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Fund commenced operations on December 27, 2000.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
* Annualized


Please see "Notes to Financial Statements" for further information.
================================================================================
                                  accessor 141

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Accessor Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Accessor Funds, Inc., including Growth Fund, Value Fund, Small to Mid Cap Fund, International Equity Fund, High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, U.S. Government Money Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (collectively the "Funds") as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2003, and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

CHICAGO, ILLINOIS
February 23, 2004









                                  accessor 142

================================================================================
                                  TAX YEAR 2003
                                   (UNAUDITED)
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITY INCOME
The following is provided for your information. Some states allow you to reduce the amount of income you report on state income taxes by the proportion to which such income was earned from investments in U.S. Government obligations. All income shown is taxable for federal income tax purposes.

================================================================================================================
                                                              QUALIFYING         NON-QUALIFYING
                                             U.S.             GOVERNMENT           GOVT AGENCY           OTHER
FUND                                      TREASURIES        AGENCY ISSUES1           ISSUES2            SOURCES3
----------------------------------------------------------------------------------------------------------------
Accessor Funds
  GROWTH                                     0.00%                0.00%               0.00%             100.00%
  VALUE                                      0.07                 0.00                0.00               99.93
  SMALL TO MID CAP                           0.00                 0.00                0.00              100.00
  INTERNATIONAL EQUITY                       0.00                 0.00                0.00              100.00
  HIGH YIELD BOND                            0.00                 0.00                0.00              100.00
  INTERMEDIATE FIXED-INCOME                  2.10                13.65               23.03               61.22
  SHORT-INTERMEDIATE
   FIXED-INCOME                             12.59                19.81               21.55               46.06
  MORTGAGE SECURITIES                        1.93                 0.40               86.88               10.79
  U.S. GOVERNMENT MONEY                      0.00                16.10               62.59               21.32

Accessor Allocation Funds
  INCOME ALLOCATION                          5.63%               10.38%              19.68%              64.31%
  INCOME & GROWTH ALLOCATION                 4.22                 7.53               15.28               72.97
  BALANCED ALLOCATION                        3.67                 5.82               11.41               79.10
  GROWTH & INCOME ALLOCATION                 2.87                 4.65                8.01               84.46
  GROWTH ALLOCATION                          0.91                 1.40                2.33               95.36
  AGGRESSIVE GROWTH ALLOCATION               0.04                 0.00                0.00               99.96

--------------------------------------------------------------------------------
(1) May  include  income from the  following  Qualifiying  Government  Agencies:
Federal Farm Credit Bank, Federal Home Loan Bank, Student Loan Marketing Association, Resolution Funding Corp. and Tennessee Valley Authority.
(2) May include income from obligations of the following Non-Qualifying Government Agencies: Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and the Government National Mortgage Association.
(3) Includes income from all other sources other than those listed above.
================================================================================

QUALIFIED DIVIDEND INCOME
The following represents the percent of the income generated in the Accessor Funds that is designated as qualifying dividends. This breakdown may have tax benefits to certain corporate shareholders of the Accessor Funds. Please consult your tax advisor.

================================================================================
FUND                                           PERCENT OF QUALIFYING DIVIDENDS
--------------------------------------------------------------------------------
Accessor Funds
  GROWTH                                                    100.00%
  VALUE                                                     100.00
  SMALL TO MID CAP                                          100.00
  INTERNATIONAL EQUITY                                        0.00
  HIGH YIELD BOND                                             0.00
  INTERMEDIATE FIXED-INCOME                                   0.00
  SHORT-INTERMEDIATE FIXED-INCOME                             0.00
  MORTGAGE SECURITIES                                         0.00
  U.S. GOVERNMENT MONEY                                       0.00

Accessor Allocation Funds
  INCOME ALLOCATION                                           0.00%
  INCOME & GROWTH ALLOCATION                                  6.65
  BALANCED ALLOCATION                                        12.43
  GROWTH & INCOME ALLOCATION                                 16.40
  GROWTH ALLOCATION                                          28.42
  AGGRESSIVE GROWTH ALLOCATION                              100.00

================================================================================

================================================================================
                                  TAX YEAR 2003
                                   (UNAUDITED)
--------------------------------------------------------------------------------

POST MAY 5, 2003 LONG TERM CAPITAL GAIN
The following represents the percent of the Long Term Capital Gain paid in December of 2003 that was generated in the Accessor Funds after May 5, 2003. This breakdown may have tax benefits to certain shareholders of the Accessor Funds. Please consult your tax advisor.

================================================================================
                                                  PERCENT OF DECEMBER 2003
                                                    LONG TERM CAPITAL GAIN
FUND                                             GENERATED AFTER MAY 5, 2003
--------------------------------------------------------------------------------
Accessor Funds
  GROWTH                                                      0.00%
  VALUE                                                       0.00
  SMALL TO MID CAP                                            0.00
  INTERNATIONAL EQUITY                                        0.00
  HIGH YIELD BOND                                             0.00
  INTERMEDIATE FIXED-INCOME                                  40.46
  SHORT-INTERMEDIATE FIXED-INCOME                             0.00
  MORTGAGE SECURITIES                                        61.35
  U.S. GOVERNMENT MONEY                                       0.00

Accessor Allocation Funds
  INCOME ALLOCATION                                           3.60%
  INCOME & GROWTH ALLOCATION                                 66.73
  BALANCED ALLOCATION                                         5.62
  GROWTH & INCOME ALLOCATION                                  0.00
  GROWTH ALLOCATION                                           0.00
  AGGRESSIVE GROWTH ALLOCATION                                0.00
================================================================================

CORPORATE DIVIDEND EXCLUSION
The following represents the percent of the income generated in the Accessor Funds that is designated as qualifying dividends. This breakdown may have tax benefits to individual shareholders of the Accessor Funds. Please consult your tax advisor.

================================================================================
FUND                                           PERCENT OF QUALIFYING DIVIDENDS
--------------------------------------------------------------------------------
Accessor Funds
  GROWTH                                                    100.00%
  VALUE                                                     100.00
  SMALL TO MID CAP                                          100.00
  INTERNATIONAL EQUITY                                        0.00
  HIGH YIELD BOND                                             0.00
  INTERMEDIATE FIXED-INCOME                                   0.00
  SHORT-INTERMEDIATE FIXED-INCOME                             0.00
  MORTGAGE SECURITIES                                         0.00
  U.S. GOVERNMENT MONEY                                       0.00

Accessor Allocation Funds
  INCOME ALLOCATION                                           0.00%
  INCOME & GROWTH ALLOCATION                                  6.24
  BALANCED ALLOCATION                                        11.62
  GROWTH & INCOME ALLOCATION                                 14.95
  GROWTH ALLOCATION                                          24.44
  AGGRESSIVE GROWTH ALLOCATION                              100.00
================================================================================



--------------------------------------------------------------------------------

================================================================================
                    THE BOARD OF DIRECTORS OF ACCESSOR FUNDS
--------------------------------------------------------------------------------

The Board of Directors of Accessor Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

==================================================================================================================================
                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                   TERM OF OFFICE                                                  IN FUND
NAME, AGE, ADDRESS,                  AND LENGTH                                                    COMPLEX      OTHER
AND POSITION HELD WITH                   OF              PRINCIPAL OCCUPATIONS DURING PAST       OVERSEEN BY    DIRECTORSHIPS
ACCESSOR FUNDS                        SERVICE            FIVE YEARS                               DIRECTOR      HELD
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
J. Anthony Whatley, III(1,2)       All positions         Director and President, Accessor             15         None
Age 60                             held since            Capital Corporation, since August
1420 Fifth Avenue                  1991.                 2000; Executive Director, Accessor
Seattle, WA 98101                                        Capital Management LP since April
Director, President &                                    1991;
Principal Executive Officer

NON-INTERESTED DIRECTORS
George G. Cobean, III              Director              Director, Vice President,                    15         Director, Action
Age 65                             since 1991.           Martinson, Cobean & Associates,                         Auto Glass of
1607 S. 341st Place                                      P.S. (certified public accountants)                     Tacoma, Inc.
Federal Way, WA  98003                                   since 1973.                                             Director,
Director                                                                                                         Tigre Tierra
                                                                                                                 Manufacturing Co.

Geoffrey C. Cross                  Director              President, Geoffrey C. Cross P.S.,           15
Age 63                             since 1993.           Inc., (general practice of law)
252 Broadway                                             since 1970.
Tacoma, WA 98402
Director

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

Ravindra A. Deo                    Officer since         Director and Secretary, Accessor
Age 40                             1992.                 Capital Corporation, since August
1420 Fifth Avenue                                        2000; Vice President and Chief
Seattle, WA 98101                                        Investment Officer, Accessor
Treasurer & Principal                                    Capital Management LP since January
Financial/Accounting                                     1992.
Officer & Senior Vice
President

Linda V. Whatley(2)                Officer  since        Vice President, Accessor Capital
Age 45                             1991.                 Management LP since April 1991
1420 Fifth Avenue
Seattle, WA 98101
Assistant Secretary &
Senior Vice President

Robert J. Harper                   Officer since         Director and Treasurer, Accessor
Age 59                             1995.                 Capital Corporation, since August
1420 Fifth Avenue                                        2000; Director of Sales and Client
Seattle, WA 98101                                        Service, Accessor Capital
Senior Vice President                                    Management LP since October 1993.

Christine J. Stansbery             Officer since         Vice President, Accessor Capital
Age 51                             1995.                 Corporation since April 2001,
1420 Fifth Avenue                                        Assistant Vice
Seattle, WA 98101                                        President-Compliance, Accessor
Secretary &  Senior Vice                                 Capital Management LP, since
President                                                January 1997.

----------------------------------------------------------------------------------------------------------------------------------

================================================================================
                    THE BOARD OF DIRECTORS OF ACCESSOR FUNDS

==================================================================================================================================
                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                   TERM OF OFFICE                                                  IN FUND
NAME, AGE, ADDRESS,                  AND LENGTH                                                    COMPLEX      OTHER
AND POSITION HELD WITH                   OF              PRINCIPAL OCCUPATIONS DURING PAST       OVERSEEN BY    DIRECTORSHIPS
ACCESSOR FUNDS                        SERVICE            FIVE YEARS                               DIRECTOR      HELD
----------------------------------------------------------------------------------------------------------------------------------
Darin K. Dubendorf                 Officer since        Regional Director, Accessor Capital
Age 37                             2002.                Management LP since July 1996.
1420 Fifth Avenue
Seattle, WA 98101
Vice President

R. Michael Daley                   Officer since        Director of Product Development
Age 28                             2002.                since September 2002 and Regional
1420 Fifth Avenue                                       Director, Accessor Capital
Seattle, WA 98101                                       Management LP since October 1998;
Vice President                                          Temporary Employee, Temporarily
                                                        Yours and Noshoba Placements from
                                                        January 1998 through September
                                                        1998; Representative, Pezro Brokers
                                                        June 1997 through September 1997;
                                                        Full-Time Student, University of
                                                        Massachusetts September 1993
                                                        through June 1997.

Deborah Jean Bryan                 Officer since        Director of Operations and
Age 36                             2003                 Information Technology since June
1420 Fifth Avenue                                       2003, Director of Operations since
Seattle, WA 98101                                       November 1998, Accessor Capital
Vice President                                          Management since July 1997.

Daniel Baccarini                   Officer since        National Sales Manager, Broker
Age 36                             2003                 Dealer Division since August 2003,
202 West Main St.                                       Accessor Capital Management;
Glen Carbon, IL 62034                                   President, B&B Group, Inc. since
Vice President                                          1997.







--------------------------------------------------------------------------------

(1) J. Anthony Whatley, III is an interested director due to his position as President and Principal Executive Officer of the Accessor Funds and President of Accessor Capital.
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.
================================================================================

ACCESSOR FUNDS, INC.

DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting
  Officer
Robert J. Harper, Vice President
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington   98101

CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio   45263

DISTRIBUTOR

ALPS  Mutual Funds Services, Inc.
1625 Broadway, Suite 2200
Denver, Colorado   80202

TRANSFER AGENT

Accessor Capital Management LP
P.O. Box 1748 Seattle, Washington 98111

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
75 State Street
Boston, Massachusetts   02109

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two Prudential Plaza
180 North Stetson Avenue
Chicago, Illinois   60601


            Accessor Funds are distributed by ALPS Distributors, Inc.
  This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of share of Accessor Funds, Inc., or any securities mentioned in this report.

                                www.accessor.com

ACCESSOR FUNDS, INC.
P.O. BOX 1748
SEATTLE, WA 98111-1748


                     VISIT OUR WEBSITE AT www.accessor.com

Item 2.  Code of Ethics

a. Registrant has adopted a code of ethics that applies to Registrant's principal executive officer and principal financial and accounting officer.

b. For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

c. No amendments.

d. No waivers have been granted.

e. Code of Ethics posted at www.accessor.com

f. Attached as Exhibit.

Item 3.  Audit Committee Financial Expert

a.(1) The Board of Directors has determined that at least one audit committee financial expert is serving on the audit committee of Registrant.

a.(2) George Cobean III, an independent director, meets the requirements to serve as the audit committee financial expert and has agreed to serve.

a.(3)   N/A

Item 4.  Principal Accountant Fees and Services

        Fees                    2003                    2002            Explanation

a.      Audit Fees:             $251,950                230,800


b.      Audit-Related Fees:     $ 36,000                $ 9,200        - Semi-Annual Review and in 2003 - Irish Withholding
                                                                         Exemption Examintion
c.      Tax Fees:               $ 52,200                 52,200        - Preparation of Tax Returns and Fiscal Excise Tax
                                                                         Distribution Schedules; review estimated capital
                                                                         gains or losses
d.      All Other Fees:         $  3,689                 0             - Due Diligence Project Relating to Potential Fund
                                                                         Mergers

e.(1) The Funds audit committee has established policies and procedures for the pre-approval of the Funds Auditors engagement for non-audit services to the Funds. Pre-approvals consistent with this policy are considered on an annual basis and consideration is given as to whether such services will not impair the auditor's independence.

e.(2) All services were approved by Registrant. Fees for 2003 amounted to $359,761 and fees for 2002 amounted to $304,000.

f. N/A

g. Non-Audit fees: $ 15,000 11,800 - Rule 17ad-13 Examination of transfer agent 922 N/A - Due Diligence Project Relating to Potential Fund Mergers

h. The Registrant's audit committee has considered that the provision of non-audited related services that were rendered is compatiable with maintaining the auditor's independence.

Item 5.  Audit Committee of Listed Registrants.

N/A.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Persons.

N/A

Item 9.  Submission of Matters to a Vote of Security Holders.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

10.      Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are reasonably designed to ensure that information to be disclosed by the Registrant on Form N-CSR is recorded, processed and reported within the time required based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There have been no change in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a)      Code of Ethics, attached hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT and EX-99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ACCESSOR FUNDS, INC.

By:      /s/J. Anthony Whatley III
         -------------------------
         J. Anthony Whatley III President

Date:    February 27, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/J. Anthony Whatley III
         -------------------------
         J. Anthony Whatley III President

Date:    February 27, 2004

By:      /s/Ravindra A. Deo
         -------------------------
         Ravindra A. Deo
         Treasurer

Date:    February 27, 2004